      As filed with the Securities and Exchange Commission on April 30, 2001

                                            Registration No. 333-425
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                   FORM S-6
                      Post-Effective Amendment No. 10 to
                         Registration Statement Under
                          THE SECURITIES ACT OF 1933

                            -----------------------

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                             (Exact name of trust)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                              JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT.-LAW SECTOR
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                            -----------------------

                            RONALD J. BOCAGE, ESQ.
                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                INSURANCE & SEPARATE ACCOUNTS DEPT.-LAW SECTOR
                       JOHN HANCOCK PLACE, BOSTON, 02117
               (Name and complete address of agent for service)

                            -----------------------

                                   Copy to:
                           THOMAS C. LAUERMAN, ESQ.
                                Foley & Lardner
                              300 K Street, N.W.
                            Washington, D.C.  20007

                            -----------------------

It is proposed that this filing become effective(check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[_] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                             CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------

1, 2                             Cover, The Account and The Series
                                 Funds, JHVLICO and John Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Funds,
                                 State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions
                                 and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO
                                 Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and
                                 The Series Funds

11, 12                           Summary, The Account and The Series
                                 Funds, Distribution of Policies

13                               Summary, Charges and Expenses,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Funds

17                               Summary, Policy
                                 Provisions and Benefits

18                               The Account and The Series Funds,
                                 Tax Considerations

19                               Reports

20                               Changes that JHVLICO
                                 Can Make

21                               Policy Provisions and Benefits

22                               Policy Provisions and Benefits

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------

23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Funds,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Funds,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Values

47, 48, 49, 50                   Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Funds,
                                 Changes that JHVLICO
                                 Can Make

53,54,55                         Not Applicable

56,57,58                         Not Applicable

59                               Financial Statements

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                    UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      The prospectuses each containing 127, 128 and 128 pages, respectively.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

      The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account, included in the initial filing of this registration statement, filed January 25, 1996, is incorporated by reference.

     (2)  Not Applicable.

     (3) (a) Form of Distribution and Servicing Agreement by and among Signature Investors, Inc. (previously known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (previously known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

          (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc. and Selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

          (c) Schedule of sales commissions included in I.A.(3)(a) above.

     (4)  Not Applicable

     (5) Form of flexible premium variable life insurance policy, incorporated by reference to Pre-Effective Amendment No.1 to this registration statement, filed July 25, 1996.

     (6) (a) JHVLICO Certificate of Incorporation, incorporated by reference to the initial filing of this registration statement, filed January 25, 1996.

          (b) JHVLICO By-laws, incorporated by reference to the initial filing of this registration statement, filed January 25, 1996.


     (7)  Not Applicable.

     (8) (a) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and John Hancock Life Insurance Company, John Hancock Variable Life Insurance company, and Investors Partner Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (d) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Mutual Life Insurance Company and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (e) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Mutual Life Insurance Company and Certain Of Its Affiliated Insurance Companies, Each On Behalf Of Itself And Its Separate Accounts, And John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (f) Participation Agreement between Janus Aspen Series, Janus Capital Corporation, and John Hancock Variable Life Insurance Company incorporated by reference to this File, filed on Form S-6, on November 1, 2000.

     (9)  Not Applicable.

     (10) Forms of individual and master applications for Policy, incorporated by reference to Pre-Effective Amendment No.1 to this registration statement, filed July 25, 1996.

     (11) Not Applicable.  The Registrant invests only in shares of open-end
                           Funds.

2.   Included as exhibit 1.A(5) above.

3. Opinion and consent of counsel as to securities being registered, incorporated by reference to Pre-Effective Amendment No.1 to this registration statement, filed July 27, 1997.

4.   Not Applicable

5.   Not Applicable

6.   Opinion and consent of actuary.

7.   Consent of independent auditors.

8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the flexible premium policy pursuant to Rule 6e-3(T)(b)(12)(iii), incorporated by reference to Pre-Effective Amendment No.1 to this registration statement, filed July 27, 1997.

9. Powers of attorney for D'Alessandro, Luddy, Lee, Reitano, Van Leer and Paster, incorporated by reference to the initial filing of this registration statement, filed January 25, 1996. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997. Powers of Attorney for Bruce M. Jones and Paul Strong, incorporated by reference from the Post-Effective Amendment No. 2 to File No. 333-81127, filed May 4, 2000.

10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940, incorporated by reference to the initial filing of this registration statement, filed January 25, 1996.

11. Exemptive Relief Relied Upon, incorporated by reference to the initial filing of this registration statement, filed January 25, 1996.

12.  Representation of Counsel pursuant to Rule 485(b).

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                     Title                              Date
----------                     -----                              ----


/s/ EARL W. BAUCOM
--------------------
Earl W. Baucom             Controller (Principal Accounting     April 30, 2001
                           Officer)

/s/ JULIE H. INDGE
--------------------
Jule H. Indge              Treasurer (Principal Accounting      April 30, 2001
                           Officer)

/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer        Vice Chairman of the Board           April 30, 2001
for herself and as         and President(Acting Principal
Attorney-in-Fact           Executive Officer)

      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Bruce M. Jones         Director
            Paul Strong            Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director
            Robert R. Reitano      Director

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2001.


                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  /s/ MICHELE G. VAN LEER
                                         -----------------------
                                         Michele G. Van Leer
                                         Vice Chairman and President



Attest:    /s/ PETER SCAVONGELLI
           -------------------------
           Peter Scavongelli
           Secretary

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2001.


                         On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  /s/ MICHELE G. VAN LEER
                                     -----------------------
                                     Michele G. Van Leer
                                     Vice Chairman and President



Attest   /s/ PETER SCAVONGELLI
         ------------------------
         Peter Scavongelli
         Secretary

                         Prospectus dated May 1, 2001
      ------------------------------------------------------------------
                       MEDALLION EXECUTIVE VARIABLE LIFE
      ------------------------------------------------------------------

               a flexible premium variable life insurance policy
                                   issued by
           JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

     The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

--------------------------------------------------------------------------------------------------------------------------
Variable Investment Option                         Managed By
--------------------------                         ----------
Equity Index....................................   SSgA Funds Management, Inc.
Growth & Income.................................   Independence Investment LLC and Putnam Investment Management, LLC
Large Cap Value.................................   T. Rowe Price Associates, Inc.
Large Cap Value CORE(SM)........................   Goldman Sachs Asset Management
Large Cap Growth................................   Independence Investment LLC
Large Cap Aggressive Growth.....................   Alliance Capital Management L.P.
Large/Mid Cap Value.............................   Wellington Management Company, LLP
Fundamental Growth..............................   Putnam Investment Management, LLC
Mid Cap Growth..................................   Janus Capital Corporation
Small/Mid Cap CORE(SM)..........................   Goldman Sachs Asset Management
Small/Mid Cap Growth............................   Wellington Management Company, LLP
Small Cap Equity................................   Capital Guardian Trust Company
Small Cap Value.................................   T. Rowe Price Associates, Inc.
Small Cap Growth................................   John Hancock Advisers, Inc.
V.A. Relative Value.............................   John Hancock Advisers, Inc.
AIM V.I. Value..................................   A I M Advisors, Inc.
AIM V.I. Growth.................................   A I M Advisors, Inc.
Fidelity VIP Growth.............................   Fidelity Management and Research Company
Fidelity VIP Contrafund(R)......................   Fidelity Management and Research Company
MFS Investors Growth Stock......................   MFS Investment Management(R)
MFS Research....................................   MFS Investment Management(R)
MFS New Discovery...............................   MFS Investment Management(R)
International Equity Index......................   Independence Investment LLC
International Opportunities.....................   T. Rowe Price International, Inc.
International Equity............................   Goldman Sachs Asset Management
Emerging Markets Equity.........................   Morgan Stanley Dean Witter Investment Management Inc.
Janus Aspen Worldwide Growth....................   Janus Capital Corporation
Real Estate Equity..............................   Independence Investment LLC and Morgan Stanley Dean Witter Investment
                                                     Management Inc.
Health Sciences.................................   John Hancock Advisers, Inc.
V.A. Financial Industries.......................   John Hancock Advisers, Inc.
Janus Aspen Global Technology...................   Janus Capital Corporation
Managed.........................................   Independence Investment LLC and Capital Guardian Trust Company
Global Balanced.................................   Capital Guardian Trust Company
Short-Term Bond.................................   Independence Investment LLC
Bond Index......................................   Mellon Bond Associates, LLP
Active Bond.....................................   John Hancock Advisers, Inc.
V.A. Strategic Income...........................   John Hancock Advisers, Inc.
High Yield Bond.................................   Wellington Management Company, LLP
Global Bond.....................................   Capital Guardian Trust Company
Money Market....................................   Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, the AIM Variable Insurance Funds, Inc., Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares), and the Janus Aspen Series (Service Shares Class) (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

     Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                            * * * * * * * * * * * *

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            * * * * * * * * * * * *

                         JHVLICO LIFE SERVICING OFFICE
                         -----------------------------

                   Express Delivery                U.S. Mail
                   ----------------                ---------
                 529 Main Street (X-4)            P.O. Box 111
                 Charlestown, MA 02129          Boston, MA 02117




                            Phone: 1-800-732-5543

                             Fax: 1-617-886-3048

                           GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

     This prospectus is arranged in the following way:

          . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

          . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 21.

          . Behind the illustrations is a section called "Additional Information" that gives more details about the policy. It generally does not repeat information that is in the Basic
                              ---
               Information section. A table of contents for the Additional Information section appears on page 28.

          . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account S. These start on page 42.

          . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 127.

After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

                                  **********

                               BASIC INFORMATION

     This part of the prospectus provides answers to commonly asked questions about the policy. Here are the page numbers where the questions and answers appear:

Question                                                                   Beginning on page
--------                                                                   -----------------
 .What is the policy?.....................................................          5

 .Who owns the policy?....................................................          5

 .How can I invest money in the policy?...................................          5

 .Is there a minimum amount I must invest?................................          6

 .How will the value of my investment in the policy change over time?.....          8

 .What charges will JHVLICO deduct from my investment in the policy?......          9

 .What charges will the Series Funds deduct from my investment in the
  policy?................................................................         10

 .What other charges could JHVLICO impose in the future?..................         12

 .How can I change my policy's investment allocations?....................         13

 .How can I access my investment in the policy?...........................         13

 .How much will JHVLICO pay when the insured person dies?.................         15

 .How can I change my policy's insurance coverage?........................         16

 .Can I cancel my policy after it's issued?...............................         17

 .Can I choose the form in which JHVLICO pays out policy proceeds?........         17

 .To what extent can JHVLICO vary the terms and conditions of its policies
  in particular cases?...................................................         18

 .How will my policy be treated for income tax purposes?..................         18

 .How do I communicate with JHVLICO?......................................         19

What is the policy?

     The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

     While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

          . Determine when and how much you invest in the various investment options

          .    Borrow or withdraw amounts you have in the investment options

          .    Change the beneficiary who will receive the death benefit

          .    Change the amount of insurance

          . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

          . Choose the form in which we will pay out the death benefit or other proceeds

Most of these options are subject to limits that are explained later in this prospectus.

Who owns the policy?

     That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

How can I invest money in the policy?

Premium Payments

     We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

     Each premium payment must be at least $50.

Maximum premium payments

     Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
36. Also, we may refuse to accept any amount of an additional premium if:

          . that amount of premium would increase our insurance risk exposure, and

          . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed death benefit feature from terminating.

Ways to pay premiums

     If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

     We will also accept premiums:

          .    by wire or by exchange from another insurance company, or

          . if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

Is there a minimum amount I must invest?

Planned Premiums

     The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed death benefit feature" below).

Lapse and reinstatement

     Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed death benefit feature is not in effect, the entire policy can lapse. In either case, if the
           ---
policy's surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 3 years from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

Guaranteed death benefit feature

     This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your Basic Sum Insured will not lapse during the first 5 policy years, regardless of adverse investment performance, if on each modal processing date during that 5 year period the amount of cumulative premiums you have paid (less all withdrawals from the policy) equals or exceeds the sum of all Guaranteed Death Benefit Premiums due to date. The Guaranteed Death Benefit Premium (or "GDB Premium) is defined in the policy and is "due" on each modal processing date. (The term "modal processing date" is defined under "Planned Premiums" on page 6.)

     No GDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 15).

     If the Guaranteed Death Benefit test is not satisfied on any modal processing date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have until the second monthly deduction date after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will permanently lapse. You cannot restore the feature once it has lapsed.

     The guaranteed death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How much will
        ---
JHVLICO pay when the insured person dies?" on page 15).

     If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

How will the value of my investment in the policy change over time?

     From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 31.)

     Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

     The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be subject to the mortality and expense risk charge described on page
     ---
10. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

     At any time, the "account value" of your policy is equal to:

          .    the amount you invested,

          . plus or minus the investment experience of the investment options you've chosen,

          .    minus all charges we deduct, and

     . minus all withdrawals you have made.

If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed on page 33.

What charges will JHVLICO deduct from my investment in the policy?

Deductions from premium payments

 .    Premium tax charge - A charge to cover state premium taxes we currently
     ------------------
     expect to pay, on average. This charge is currently 2.35% of each premium.

 .   DAC tax charge - A charge to cover the increased Federal income tax
     --------------
     burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 .   Premium sales charge - A charge to help defray our sales costs. The
     --------------------
     current charge is a percentage of a certain portion of the premium you pay. The percentage is 6% in policy years 1 through 10. We currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed. Because policies of this type were first offered for sale in 1999, no termination of this charge has yet occurred. In no event will this charge exceed 3% after the 10th policy year. The portion of each year's premium that is currently subject to the charge is called the "Target Premium". It's determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy. We currently impose no sales charge on premiums in excess of the Target Premium. However, we reserve the right to impose a charge of up to 3% of such excess premiums paid after the 10th policy year.

Deductions from account value

 .    Account value sales charge - A monthly charge to help defray our sales
     --------------------------costs. This is a charge per $1,000 of Basic Sum
     Insured at issue that varies by age and sex and that is deducted only during the first five policy years. This charge will appear in the "Policy Specifications" section of the policy. As an example, the monthly charge for a male age 45 is 30c per $1,000 of Basic Sum Insured.

 .    Issue charge - A monthly charge to help defray our administrative costs.
     ------------
     This charge has two parts: (1) a flat dollar charge of $20 deducted only during the first policy year, and (2) a charge per $1,000 of Basic Sum Insured at issue that varies by age and sex and that is deducted only during the first five policy years. Both parts of this charge will appear in the "Policy Specifications" section of the policy. As an example, the second part of this monthly charge for a male age 45 is 3c per $1,000 of Basic Sum Insured.

 .    Maintenance charge - A monthly charge to help defray our administrative
     ------------------
     costs. This is a flat dollar charge of up to $8 (currently $6).

 .    Insurance charge - A monthly charge for the cost of insurance. To
     ----------------
     determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                   -------
     rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities. It is our current intention to make a credit to your account value to reflect a reduction in the insurance charge in the 10th policy year and thereafter, but such a reduction is not guaranteed. Because policies of this type were first offered for sale in 1996, no reductions have yet been made.

 .    Extra mortality charge - A monthly charge specified in your policy for
     ----------------------
     additional mortality risk if the insured person is subject to certain types of special insurance risk.

 .    M & E charge - A daily charge for mortality and expense risks we assume.
     ------------
     This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .90%.

 .    Optional benefits charge - Monthly charges for any optional insurance
     ------------------------
     benefits added to the policy by means of a rider. We currently offer a number of optional riders, such as the accidental death benefit rider.

 .    Partial withdrawal charge - A charge for each partial withdrawal of
     -------------------------
     account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

What charges will the Series Funds deduct from my investment in the policy?

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2000, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                  --------------
                                                                                                    Total Fund       Total Fund
                                                   Investment  Distribution and  Other Operating     Operating       Operating
                                                   Management      Service        Expenses With    Expenses With  Expenses Absent
Fund Name                                              Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                          ----------  ----------------  ---------------  --------------  ---------------
John Hancock Variable Series
Trust I  (Note 1):
Equity Index...................................      0.13%           N/A              0.06%            0.19%           0.19%
Growth & Income................................      0.68%           N/A              0.08%            0.76%           0.76%
Large Cap Value................................      0.75%           N/A              0.05%            0.80%           0.80%
                                                                                                  --------------

                                                                                                  --------------
                                                                                                    Total Fund       Total Fund
                                                   Investment  Distribution and  Other Operating     Operating       Operating
                                                   Management      Service        Expenses With    Expenses With  Expenses Absent
Fund Name                                              Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                          ----------  ----------------  ---------------  --------------  ---------------
Large Cap Value CORE(SM).......................      0.75%           N/A              0.10%            0.85%           1.09%
Large Cap Growth...............................      0.36%           N/A              0.10%            0.46%           0.46%
Large Cap Aggressive Growth....................      0.90%           N/A              0.10%            1.00%           1.05%
Large/Mid Cap Value............................      0.95%           N/A              0.10%            1.05%           1.36%
Fundamental Growth*............................      0.90%           N/A              0.10%            1.00%           1.04%
Mid Cap Growth.................................      0.81%           N/A              0.04%            0.85%           0.85%
Small/Mid Cap CORE(SM).........................      0.80%           N/A              0.10%            0.90%           1.23%
Small/Mid Cap Growth...........................      0.75%           N/A              0.10%            0.85%           0.85%
Small Cap Equity*..............................      0.90%           N/A              0.10%            1.00%           1.03%
Small Cap Value*...............................      0.95%           N/A              0.10%            1.05%           1.29%
Small Cap Growth...............................      0.75%           N/A              0.07%            0.82%           0.82%
International Equity Index.....................      0.18%           N/A              0.10%            0.28%           0.37%
International Opportunities....................      0.83%           N/A              0.10%            0.93%           1.09%
International Equity...........................      1.00%           N/A              0.10%            1.10%           1.76%
Emerging Markets Equity........................      1.22%           N/A              0.10%            1.32%           2.49%
Real Estate Equity.............................      1.01%           N/A              0.09%            1.10%           1.10%
Health Sciences................................      1.00%           N/A              0.10%            1.10%           1.10%
Managed........................................      0.66%           N/A              0.09%            0.75%           0.75%
Global Balanced................................      1.05%           N/A              0.10%            1.15%           1.44%
Short-Term Bond................................      0.30%           N/A              0.06%            0.36%           0.36%
Bond Index.....................................      0.15%           N/A              0.10%            0.25%           0.27%
Active Bond....................................      0.62%           N/A              0.10%            0.72%           0.74%
High Yield Bond................................      0.65%           N/A              0.10%            0.75%           0.87%
Global Bond....................................      0.85%           N/A               010%            0.95%           1.05%
Money Market...................................      0.25%           N/A              0.04%            0.29%           0.29%

John Hancock Declaration Trust
  (Note 2):
V.A. Relative Value............................      0.60%           N/A              0.19%            0.79%           0.79%
V.A. Financial Industries......................      0.80%           N/A              0.10%            0.90%           0.90%
V.A. Strategic Income..........................      0.60%           N/A              0.16%            0.76%           0.76%

Aim Variable Insurance Funds:
AIM V.I. Value.................................      0.61%           N/A              0.23%            0.84%           0.84%
AIM V.I. Growth................................      0.61%           N/A              0.22%            0.83%           0.83%

Variable Insurance Products Fund
 - Service Class  (Note 3):
Fidelity VIP Growth............................      0.57%          0.10%             0.09%            0.76%           0.76%

Variable Insurance Products Fund
  II - Service Class (Note 3):
Fidelity VIP Contrafund(R).....................      0.57%          0.10%             0.09%            0.76%           0.76%

Mfs Variable Insurance Trust -
Initial Class Shares (Note 4):
MFS Investors Growth Stock*....................      0.75%          0.00%             0.16%            0.91%           0.92%
MFS Research...................................      0.75%          0.00%             0.10%            0.85%           0.85%
MFS New Discovery..............................      0.90%          0.00%             0.16%            1.06%           1.09%

Janus Aspen Series - Service Shares
  Class  (Note 5):
Janus Aspen Worldwide Growth...................      0.65%          0.25%             0.05%            0.95%           0.95%
Janus Aspen Global Technology..................      0.65%          0.25%             0.04%            0.94%           0.94%
                                                                                                  --------------

Notes to Fund Expense Table

     (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Health Sciences Fund are estimates because the fund was not in operation in 2000. Percentages shown for the Growth & Income, Fundamental Growth, Small Cap Equity, Real Estate Equity, Managed, Global Balanced, Active Bond and Global Bond funds are calculated as if the current management fee schedules, which apply to these funds effective November 1, 2000, were in effect for all of 2000. Percentages shown for the Small Cap Value and Large Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

     * Fundamental Growth was formerly "Fundamental Mid Cap Growth," Small Cap Equity was formerly "Small Cap Value," and Small Cap Value was formerly "Small/Mid Cap Value."

     (2) Percentages shown for John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.

     (3) Actual annual class operating expenses were lower for each of the Fidelity VIP funds shown because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. See the accomanying prospectus of the fund for details.

     (4) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, total Fund Operating Expenses with Reimbursement would equal 0.90% for MFS Investors Growth Stock, 0.84% for MFS Research and 1.05% for MFS New Discovery. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed, subject to reimbursement, to bear expenses for the MFS Investors Growth Stock and New Discovery funds, such that the funds' "Other Expenses" (after taking into account the expense offset arrangement describe above) do not exceed 0.15% for Investors Growth Stock and 0.15% for New Discovery of the average daily net assets during the current fiscal year.

     *    MFS Investors Growth Stock was formerly "MFS Growth."

     (5) Percentages shown forJanus Aspen funds are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Worldwide Growth fund. Expenses are shown without the effect of any expense offset arrangement.


 WHAT OTHER CHARGES COULD JHVLICO IMPOSE IN THE FUTURE?

  Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

      Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

How can I change my policy's investment allocations?

Future premium payments

     At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

     You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

      Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to impose limits on the number and frequency of transfers into and out of the variable investment options.

     Transfers out of the fixed investment option are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

     We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option.

How Can I access my investment in the policy?

Full surrender

     You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans plus, in the first two policy years, a refund of certain sales charges

(as described under "Additional information about how certain policy charges work" on page 33). This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

  You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 9). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $100,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under either Option A or Option B (see "How much will JHVLICO pay when the insured person dies?" on page 15) and under the guaranteed death benefit feature (see page 7). Under Option A, such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page 7. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

Policy loans

  You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The maximum amount you can borrow is equal to 100% of your account value that is in the fixed investment option plus 90% of your account value that is in the variable investment options.

  The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

  . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

  . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How much will JHVLICO pay when the insured person dies?

  In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 31.

  When the insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit. You choose which one you want in the application. The two death benefit options are:

  . Option A - The death benefit will equal the greater of (1) the Total Sum Insured or (2) the minimum insurance amount (as described below).

  . Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy's account value on the date of death, or (2) the minimum insurance amount.

  For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.

The minimum insurance amount

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law - - the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the Option A death benefit, you must also elect which test you wish to have applied. If you elect the Option B death benefit, the guideline premium and cash value corridor test will automatically be applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "corridor factor" applicable on that date. The corridor factors are derived by applying the guideline premium and cash value corridor test. The corridor factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. A table showing the factor for each age will appear in the policy. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "death benefit factor" applicable on that date. The death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

  As noted above, you have to elect which test will be applied if you elect the Option A death benefit. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 36). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

How can I change my policy's insurance coverage?

Increase in coverage

  After the first policy year, you may request an increase in the Total Sum Insured. Each such increase must be at least $50,000. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 33.

Decrease in coverage

  After the first policy year, you may request a reduction in the Total Sum Insured at any time, but only if:

    . the remaining Total Sum Insured will be at least $100,000, and

    . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

  As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 33.

Change of death benefit option

  As of any policy anniversary, you may change your coverage from death benefit Option A to Option B or vice-versa, but only if there is no change in the Federal tax law test used to determine the minimum insurance amount. If you change from Option A to Option B, we will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

Tax consequences

  Please read "Tax considerations" starting on page 36 to learn about possible tax consequences of changing your insurance coverage under the policy.

Can I cancel my policy after it's issued?

  You have the right to cancel your policy within the latest of the following periods:

    . 10 days after you receive it (this period may be longer in some states);

    . 10 days after mailing by JHVLICO of the Notice of Withdrawal Right; or

    . 45 days after the date Part A of the application has been completed.

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 2, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

Can I choose the form in which JHVLICO pays out policy proceeds?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

    . Option 1 - Proceeds left with us to accumulate with interest

    . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

    . Option 2B - Equal monthly payments for a specified period of time

    . Option3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

    . Option 4 - Equal monthly payments for life with no refund

    . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 34. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

How will my policy be treated for income tax purposes?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 36.

How do I communicate with JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 2.

  Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

    . surrenders or partial withdrawals

    . change of death benefit option

    . increase or decrease in Total Sum Insured

    . change of beneficiary

    . election of payment option for policy proceeds

    . tax withholding elections

    . election of telephone transaction privilege

  The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone Transactions" below):

    . loans

    . transfers of account value among investment options

    . change of allocation among investment options for new premium payments

  You should mail or express all written requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 2. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

       ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. (Investment return reflects investment income and all realized and unrealized capital gains and losses.) The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 45 year old male select underwriting risk when the policy is issued.

  Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the intended waiver of the premium sales charge after the tenth policy year and the intended reduction in the insurance charge after the tenth policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that no Additional Sum Insured or optional rider benefits have been elected.

  With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .72%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .10%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Current Charges

                                      Death Benefit              Surrender Value
                                -------------------------    ------------------------
                                  Assuming hypothetical       Assuming hypothetical
End of     Planned Premiums      gross annual return of       gross annual return of
Policy      accumulated at      -------------------------    ------------------------
 Year     5% annual interest      0%       6%       12%        0%      6%        12%
------    ------------------    -------  -------  -------    ------  -------  ---------
   1             2,100          100,000  100,000  100,000       926    1,006     1,086
   2             4,305          100,000  100,000  100,000     2,224    2,448     2,683
   3             6,620          100,000  100,000  100,000     3,168    3,611     4,094
   4             9,051          100,000  100,000  100,000     4,239    4,976     5,810
   5            11,604          100,000  100,000  100,000     5,274    6,382     7,686
   6            14,284          100,000  100,000  100,000     6,666    8,235    10,154
   7            17,098          100,000  100,000  100,000     8,014   10,150    12,859
   8            20,053          100,000  100,000  100,000     9,318   12,127    15,826
   9            23,156          100,000  100,000  100,000    10,575   14,167    19,081
  10            26,414          100,000  100,000  100,000    11,807   16,305    22,700
  11            29,834          100,000  100,000  100,000    13,111   18,642    26,822
  12            33,426          100,000  100,000  100,000    14,363   21,063    31,368
  13            37,197          100,000  100,000  100,000    15,562   23,568    36,390
  14            41,157          100,000  100,000  100,000    16,702   26,162    41,942
  15            45,315          100,000  100,000  100,000    17,781   28,847    48,092
  16            49,681          100,000  100,000  100,000    18,794   31,628    54,912
  17            54,265          100,000  100,000  100,000    19,737   34,510    62,491
  18            59,078          100,000  100,000  100,000    20,604   37,496    70,928
  19            64,132          100,000  100,000  100,000    21,389   40,594    80,341
  20            69,439          100,000  100,000  108,963    22,084   43,811    90,802
  25           100,227          100,000  100,000  186,337    23,994   62,110   162,032
  30           139,522          100,000  100,000  294,031    22,180   85,977   280,029
  35           189,673          100,000  124,505  500,517    13,328  118,576   476,683

 _________________________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Maximum Charges


                                  Death Benefits            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,753     1,946
   3            6,620        100,000  100,000  100,000   2,161   2,512     2,896
   4            9,051        100,000  100,000  100,000   2,865   3,434     4,081
   5           11,604        100,000  100,000  100,000   3,516   4,354     5,347
   6           14,284        100,000  100,000  100,000   4,505   5,677     7,118
   7           17,098        100,000  100,000  100,000   5,429   7,008     9,024
   8           20,053        100,000  100,000  100,000   6,283   8,342    11,075
   9           23,156        100,000  100,000  100,000   7,059   9,674    13,281
  10           26,414        100,000  100,000  100,000   7,751  10,997    15,655
  11           29,834        100,000  100,000  100,000   8,414  12,368    18,280
  12           33,426        100,000  100,000  100,000   8,983  13,724    21,117
  13           37,197        100,000  100,000  100,000   9,455  15,063    24,191
  14           41,157        100,000  100,000  100,000   9,827  16,380    27,532
  15           45,315        100,000  100,000  100,000  10,091  17,671    31,172
  16           49,681        100,000  100,000  100,000  10,237  18,926    35,146
  17           54,265        100,000  100,000  100,000  10,251  20,133    39,495
  18           59,078        100,000  100,000  100,000  10,117  21,278    44,265
  19           64,132        100,000  100,000  100,000   9,813  22,342    49,514
  20           69,439        100,000  100,000  100,000   9,318  23,308    55,310
  25          100,227        100,000  100,000  110,519   3,191  26,010    96,104
  30          139,522              *  100,000  171,247       *  21,767   163,092
  35          189,673              *        *  283,683       *       *   270,174

  _________________________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Current Charges

                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            2,100        100,924  101,004  101,084     924   1,004     1,084
   2            4,305        102,057  102,281  102,516   2,217   2,441     2,676
   3            6,620        103,155  103,597  104,077   3,155   3,597     4,077
   4            9,051        104,216  104,949  105,778   4,216   4,949     5,778
   5           11,604        105,239  106,338  107,632   5,239   6,338     7,632
   6           14,284        106,613  108,167  110,067   6,613   8,167    10,067
   7           17,098        107,937  110,048  112,724   7,937  10,048    12,724
   8           20,053        109,211  111,980  115,625   9,211  11,980    15,625
   9           23,156        110,430  113,961  118,788  10,430  13,961    18,788
  10           26,414        111,616  116,022  122,283  11,616  16,022    22,283
  11           29,834        112,861  118,261  126,237  12,861  18,261    26,237
  12           33,426        114,043  120,556  130,563  14,043  20,556    30,563
  13           37,197        115,157  122,905  135,294  15,157  22,905    35,294
  14           41,157        116,196  125,302  140,467  16,196  25,302    40,467
  15           45,315        117,156  127,745  146,124  17,156  27,745    46,124
  16           49,681        118,030  130,228  152,310  18,030  30,228    52,310
  17           54,265        118,809  132,744  159,072  18,809  32,744    59,072
  18           59,078        119,487  135,286  166,465  19,487  35,286    66,465
  19           64,132        120,053  137,844  174,546  20,053  37,844    74,546
  20           69,439        120,498  140,408  183,379  20,498  40,408    83,379
  25          100,227        120,593  152,960  241,625  20,593  52,960   141,625
  30          139,522        115,859  163,432  332,991  15,859  63,432   232,991
  35          189,673        103,378  167,620  475,677   3,378  67,620   375,677

  ________________________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Maximum Charges

                                     Death Benefit               Surrender Value
                               -------------------------     ------------------------
                                 Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums      gross annual return of        gross annual return of
Policy     accumulated at      -------------------------     ------------------------
 Year    5% annual interest      0%       6%       12%         0%      6%        12%
------   ------------------    -------  -------  -------     ------  -------  ---------
   1            2,100          100,602  100,670  100,740       602      670        740
   2            4,305          101,394  101,577  101,768     1,554    1,737      1,928
   3            6,620          102,133  102,480  102,858     2,133    2,480      2,858
   4            9,051          102,818  103,378  104,014     2,818    3,378      4,014
   5           11,604          103,445  104,265  105,236     3,445    4,265      5,236
   6           14,284          104,403  105,544  106,946     4,403    5,544      6,946
   7           17,098          105,286  106,815  108,765     5,286    6,815      8,765
   8           20,053          106,089  108,072  110,699     6,089    8,072     10,699
   9           23,156          106,803  109,304  112,748     6,803    9,304     12,748
  10           26,414          107,421  110,501  114,913     7,421   10,501     14,913
  11           29,834          107,996  111,717  117,267     7,996   11,717     17,267
  12           33,426          108,462  112,882  119,752     8,462   12,882     19,752
  13           37,197          108,818  113,989  122,379     8,818   13,989     22,379
  14           41,157          109,058  115,030  125,154     9,058   15,030     25,154
  15           45,315          109,176  115,992  128,082     9,176   15,992     28,082
  16           49,681          109,160  116,859  131,166     9,160   16,859     31,166
  17           54,265          108,998  117,611  134,406     8,998   17,611     34,406
  18           59,078          108,673  118,224  137,795     8,673   18,224     37,795
  19           64,132          108,166  118,668  141,327     8,166   18,668     41,327
  20           69,439          107,458  118,914  144,991     7,458   18,914     44,991
  25          100,227          100,389  116,186  165,067       389   16,186     65,067
  30          139,522                *  102,778  186,009         *    2,778     86,009
  35          189,673                *        *  200,295         *        *    100,295

  _________________________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $2,000*
      Using Current Charges

                                      Death Benefit               Surrender Value
                                -------------------------     ------------------------
                                  Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums       gross annual return of        gross annual return of
Policy     accumulated at       -------------------------     ------------------------
 Year    5% annual interest       0%       6%       12%         0%      6%        12%
------   ------------------     -------  -------  -------     ------  -------  ---------
   1            2,100           100,000  100,000  100,000        926    1,006     1,086
   2            4,305           100,000  100,000  100,000      2,224    2,448     2,683
   3            6,620           100,000  100,000  100,000      3,168    3,611     4,094
   4            9,051           100,000  100,000  100,000      4,239    4,976     5,810
   5           11,604           100,000  100,000  100,000      5,274    6,382     7,686
   6           14,284           100,000  100,000  100,000      6,666    8,235    10,154
   7           17,098           100,000  100,000  100,000      8,014   10,150    12,859
   8           20,053           100,000  100,000  100,000      9,318   12,127    15,826
   9           23,156           100,000  100,000  100,000     10,575   14,167    19,081
  10           26,414           100,000  100,000  100,000     11,807   16,305    22,700
  11           29,834           100,000  100,000  100,000     13,111   18,642    26,822
  12           33,426           100,000  100,000  100,000     14,363   21,063    31,368
  13           37,197           100,000  100,000  100,000     15,562   23,568    36,390
  14           41,157           100,000  100,000  100,000     16,702   26,162    41,942
  15           45,315           100,000  100,000  100,000     17,781   28,847    48,092
  16           49,681           100,000  100,000  100,314     18,794   31,628    54,909
  17           54,265           100,000  100,000  111,201     19,737   34,510    62,409
  18           59,078           100,000  100,000  122,814     20,604   37,496    70,636
  19           64,132           100,000  100,000  135,222     21,389   40,594    79,655
  20           69,439           100,000  100,000  148,492     22,084   43,811    89,539
  25          100,227           100,000  100,000  230,654     23,994   62,110   155,009
  30          139,522           100,000  115,032  349,000     22,180   84,920   257,641
  35          189,673           100,000  139,931  522,847     13,328  111,410   416,280

  ___________________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $2,000*
      Using Maximum Charges

                                         Death Benefit                Surrender Value
                                   -------------------------     -------------------------
                                     Assuming hypothetical         Assuming hypothetical
End of       Planned Premiums       gross annual return of        gross annual return of
Policy        accumulated at       -------------------------     -------------------------
 Year       5% annual interest       0%       6%       12%         0%      6%       12%
------      ------------------     -------  -------  -------     ------  ------  ---------
   1               2,100           100,000  100,000  100,000        607     676       746
   2               4,305           100,000  100,000  100,000      1,568   1,753     1,946
   3               6,620           100,000  100,000  100,000      2,161   2,512     2,896
   4               9,051           100,000  100,000  100,000      2,865   3,434     4,081
   5              11,604           100,000  100,000  100,000      3,516   4,354     5,347
   6              14,284           100,000  100,000  100,000      4,505   5,677     7,118
   7              17,098           100,000  100,000  100,000      5,429   7,008     9,024
   8              20,053           100,000  100,000  100,000      6,283   8,342    11,075
   9              23,156           100,000  100,000  100,000      7,059   9,674    13,281
  10              26,414           100,000  100,000  100,000      7,751  10,997    15,655
  11              29,834           100,000  100,000  100,000      8,414  12,368    18,280
  12              33,426           100,000  100,000  100,000      8,983  13,724    21,117
  13              37,197           100,000  100,000  100,000      9,455  15,063    24,191
  14              41,157           100,000  100,000  100,000      9,827  16,380    27,532
  15              45,315           100,000  100,000  100,000     10,091  17,671    31,172
  16              49,681           100,000  100,000  100,000     10,237  18,926    35,146
  17              54,265           100,000  100,000  100,000     10,251  20,133    39,495
  18              59,078           100,000  100,000  100,000     10,117  21,278    44,265
  19              64,132           100,000  100,000  100,000      9,813  22,342    49,514
  20              69,439           100,000  100,000  100,000      9,318  23,308    55,310
  25             100,227           100,000  100,000  138,229      3,191  26,010    92,896
  30             139,522                 *  100,000  198,224          *  21,767   146,334
  35             189,673                 *        *  276,280          *       *   219,968

_______________________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                            ADDITIONAL INFORMATION

     This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 20.

Contents of this section                                    Beginning on page
------------------------                                    -----------------
Description of JHVLICO.....................................        29

How we support the policy and investment options...........        29

Procedures for issuance of a policy........................        30

Basic Sum Insured vs. Additional Sum Insured...............        31

Commencement of investment performance.....................        31

How we process certain policy transactions.................        32

Effects of policy loans....................................        33

Additional information about how certain policy charges
work.......................................................        33

How we market the policies.................................        35

Tax considerations.........................................        36

Reports that you will receive..............................        38

Voting privileges that you will have.......................        38

Changes that JHVLICO can make as to your policy............        38

Adjustments we make to death benefits......................        39

When we pay policy proceeds................................        39

Other details about exercising rights and paying benefits..        40

Legal matters..............................................        40

Registration statement filed with the SEC..................        40

Accounting and actuarial experts...........................        40

Financial statements of JHVLICO and the Account............        40

List of Directors and Executive Officers of JHVLICO........        41

Description of JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2000, John Hancock's assets were approximately $88 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

How we support the policy and investment options

Separate Account S

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account S (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of one of the Series Funds. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

  We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Procedures for issuance of a policy

  Generally, the policy is available with a minimum Total Sum Insured at issue of $100,000. At the time of issue, the insured person must have an attained age of at least 20 and no more than 75. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 31).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

Basic Sum Insured vs. Additional Sum Insured

  As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed death benefit feature.

  Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

  Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 36).

Commencement of investment performance

  Any premium payment processed prior to the twentieth day after the policy's date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

  All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

How we process certain policy transactions

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future.

We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  The following transactions take effect on the monthly deduction date on or next following the date we approve your request:

 . Total Sum Insured decreases.

 . Reinstatements of lapsed policies.

  The following transactions take effect on the policy anniversary on or next following the date we approve your request:

 . Additional Sum Insured increases.

 . Change of death benefit Option from A to B.

  A change from Option B to Option A is effective on the policy anniversary on or next following the date we receive the request.

  We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

 Effects of policy loans

  The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan equals or exceeds the account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 36).

Additional information about how certain policy charges work

Sales expenses and related charges

  The premium sales charges help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 35.)

  If you surrender the policy during the first two policy years, we will refund a portion of the total sales charges that have been deducted from premiums and account value. The refund will be equal to the amount by which such total sales charges exceed the sum of the following:

 . 30% of premiums paid up to one SEC Guideline Annual Premium (as defined below), plus

 . 10% of any premiums paid that exceed one SEC Guideline Annual Premium but do not exceed two SEC Guideline Annual Premiums, plus

 . 9% of any premiums paid that exceed two SEC Guideline Annual Premiums.

  An SEC Guideline Annual Premium is the level annual premium that would be required for a fixed life insurance policy on the life of the insured person with a face amount equal to the Total Sum Insured of the policy being surrendered and having the same optional insurance benefit riders as the policy being surrendered. Calculation of this level annual premium is based on certain assumptions prescribed by the SEC for this purpose.

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $6,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $3,000. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 36.)

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

How we market the policies

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 20% of the Target Premium paid in the first policy year (plus a trail commission payable in each of policy years 2 through 4 equal to 6% of such first year Target Premium), 6% of the Target Premium paid in the second through fourth policy years, and 3% of the Target Premium paid in each policy year thereafter. The maximum commission on any premium paid in any policy year in excess of the Target Premium is 3%.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

Tax considerations

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Reports that you will receive

  At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

  Semiannually we will send you a report containing the financial statements of the Series Funds, including a list of securities held in each fund.

Voting privileges that you will have

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of a Series Fund which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Fund's shareholders in accordance with instructions received from owners of such policies. Shares of the Series Fund held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

Changes that JHVLICO can make as to your policy

Changes relating to a Series Fund or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

Adjustments we make to death benefits

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

When we pay policy proceeds

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Other details about exercising rights and paying benefits

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Legal matters

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

Registration statement filed with the SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

Accounting and actuarial experts

  The financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Todd G. Engelsen, F.S.A., Vice President and Illustration Actuary of JHVLICO and Second Vice President of John Hancock.

Financial statements of JHVLICO and the account

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

              LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

Directors and Executive Officers              Principal Occupations
--------------------------------              ---------------------
David F. D'Alessandro....................     Chairman of the Board of JHVLICO; President and
                                              Chief Executive Officer, John Hancock Life
                                              Insurance Company.
Michele G. Van Leer......................     Vice Chairman of the Board and President of
                                              JHVLICO; Senior Vice President, John Hancock
                                              Life Insurance Company.
Ronald J. Bocage.........................     Director, Vice President and Counsel of JHVLICO;
                                              Vice President and Counsel, John Hancock Life
                                              Insurance Company.
Bruce M. Jones...........................     Director and Vice President of JHVLICO; Vice
                                              President, John Hancock Life Insurance Company.
Thomas J. Lee............................     Director and Vice President of JHVLICO; Vice
                                              President, John Hancock Life Insurance Company.
Barbara L. Luddy.........................     Director, Vice President and Actuary of JHVLICO;
                                              Senior Vice President, John Hancock Life
                                              Insurance Company.
Robert S. Paster.........................     Director and Vice President of JHVLICO; Vice
                                              President, John Hancock Life Insurance Company.
Robert R. Reitano........................     Director, Vice President and Chief Investment
                                              officer of JHVLICO; Vice President and Chief
                                              Investment Strategist, John Hancock Life
                                              Insurance Company.
Paul Strong..............................     Director and Vice President of JHVLICO; Vice
                                              President, John Hancock Life Insurance Company.
Roger G. Nastou..........................     Vice President, Investments, of JHVLICO; Vice
                                              President, John Hancock Life Insurance Company
Todd G. Engelsen.........................     Vice President and Illustration Actuary of
                                              JHVLICO; Second Vice President, John Hancock
                                              Life Insurance Company
Julie H. Indge...........................     Treasurer of JHVLICO; Assistant Treasurer, John
                                              Hancock Life Insurance Company
Earl W. Baucom...........................     Controller of JHVLICO; Senior Vice President and
                                              Controller, John Hancock Life Insurance Company.
Peter Scavongelli........................     Secretary of JHVLICO; State Compliance Officer,
                                              John Hancock Life Insurance Company

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

  We have audited the accompanying consolidated balance sheet of John Hancock Variable Life Insurance Company as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the year ended December 31, 2000. Our audit also included the financial statement schedules listed in the Index at Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2000, and the consolidated results of their operations and their cash flows for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /S/ ERNST & YOUNG LLP
Boston, Massachusetts
March 16, 2001

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET

                                                                                            December 31
                                                                                                2000
                                                                                           -------------
                                                                                           (in millions)
Assets
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost (fair value: $686.8)............................      $       715.4
 Available-for-sale--at fair value (cost: $1,018.8)..................................            1,011.8
Equity securities:
 Available-for-sale--at fair value (cost: $7.1)......................................                8.1
Mortgage loans on real estate........................................................              554.8
Real estate..........................................................................               23.9
Policy loans.........................................................................              334.2
Short-term investments...............................................................               21.7
Other invested assets................................................................               34.8
                                                                                           -------------
  Total Investments..................................................................            2,704.7
Cash and cash equivalents............................................................              277.3
Accrued investment income............................................................               52.1
Premiums and accounts receivable.....................................................                7.0
Deferred policy acquisition costs....................................................              994.1
Reinsurance recoverable--Note 7......................................................               48.4
Other assets.........................................................................               28.2
Separate accounts assets.............................................................            8,082.9
                                                                                           -------------
  Total Assets.......................................................................      $    12,194.7
                                                                                           =============

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                                                         December 31
                                                                                                            2000
                                                                                                        -------------
                                                                                                        (in millions)
Liabilities and Shareholder's Equity
Liabilities
Future policy benefits..............................................................................    $     2,754.2
Policyholders' funds................................................................................             14.2
Unearned revenue....................................................................................            212.0
Unpaid claims and claim expense reserves............................................................             11.1
Dividends payable to policyholders..................................................................              0.1
Income taxes--Note 5................................................................................             64.2
Other liabilities...................................................................................            250.4
Separate accounts liabilities.......................................................................          8,082.9
                                                                                                        -------------
  Total Liabilities.................................................................................         11,389.1

Shareholder's Equity--Note 9
Common stock, $50 par value; 50,000 shares authorized;
 50,000 shares issued and outstanding...............................................................              2.5
Additional paid in capital..........................................................................            572.4
Retained earnings...................................................................................            232.9
Accumulated other comprehensive loss................................................................             (2.2)
                                                                                                        -------------
  Total Shareholder's Equity........................................................................            805.6
                                                                                                        -------------
  Total Liabilities and Shareholder's Equity........................................................    $    12,194.7
                                                                                                        =============

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                        CONSOLIDATED STATEMENT OF INCOME

                                                                                                   Year Ended
                                                                                                   December 31
                                                                                                    2000
                                                                                                -------------
                                                                                                (in millions)
Revenues
Premiums....................................................................................    $        28.6
Universal life and investment-type product charges..........................................            337.1
Net investment income--Note 3...............................................................            213.4
Net realized investment losses, net of related amortization of deferred policy
 acquisition costs of $3.8--Notes 1, 3, and 10..............................................            (10.6)
Other revenue...............................................................................              0.2
                                                                                                -------------
  Total revenues............................................................................            568.7

Benefits and expenses
Benefits to policyholders...................................................................            248.6
Other operating costs and expenses..........................................................            116.8
Amortization of deferred policy acquisition costs, excluding amounts related
 to net realized investment losses of $3.8--Notes 1, 3 and 10...............................             34.0
Dividends to policyholders..................................................................             26.1
                                                                                                -------------
  Total benefits and expenses...............................................................            425.5
                                                                                                -------------
Income before income taxes..................................................................            143.2
Income taxes--Note 5........................................................................             43.8
                                                                                                -------------
Net income..................................................................................    $        99.4
                                                                                                =============

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY

                           AND COMPREHENSIVE INCOME

                                                                                  Accumulated
                                                           Additional                Other           Total
                                                            Paid In    Retained  Comprehensive   Shareholder's
                                             Common Stock   Capital    Earnings      Loss           Equity
                                             ------------  ----------  --------  -------------  ---------------
Balance at December 31, 1999..............       $2.5        $572.4     $133.5        ($13.4)        $695.0
Comprehensive income:
 Net income...............................                                99.4                         99.4
Other comprehensive income, net of tax:
 Net unrealized gains.....................                                              11.2           11.2
Comprehensive income......................                                                            110.6
                                                 ----        ------     ------        ------         ------
Balance at December 31, 2000..............       $2.5        $572.4     $232.9         ($2.2)        $805.6
                                                 ====        ======     ======        ======         ======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in Millions)
Cash flows from operating activities:
 Net income.....................................................   $   99.4
  Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of discount--fixed maturities...................       (1.9)
   Realized investment losses, net..............................       10.6
   Change in deferred policy acquisition costs..................     (141.5)
   Depreciation and amortization................................        1.9
   Increase in accrued investment income........................      (10.2)
   Decrease in premiums and accounts receivable.................        0.3
   Decrease in other assets and other liabilities, net..........       70.7
   Decrease in policy liabilities and accruals, net.............     (401.1)
   Increase in income taxes.....................................       22.5
                                                                   --------
    Net cash used by operating activities.......................     (349.3)

Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale...........................      194.6
  Equity securities available-for-sale..........................        1.0
  Real estate...................................................        0.2
  Short-term investments and other invested assets..............        1.3
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity.............................       79.9
  Fixed maturities available-for-sale...........................       91.5
  Short-term investments and other invested assets..............       10.1
  Mortgage loans on real estate.................................       85.6
 Purchases of:
  Fixed maturities held-to-maturity.............................     (127.2)
  Fixed maturities available-for-sale...........................     (424.7)
  Equity securities available-for-sale..........................       (0.6)
  Real estate...................................................       (0.4)
  Short-term investments and other invested assets..............      (38.8)
  Mortgage loans on real estate issued..........................     (100.5)
  Other, net....................................................      (41.5)
                                                                   --------
    Net cash used in investing activities.......................     (269.5)

Cash flows from financing activities:
 Universal life and investment-type contract deposits...........   $1,067.2
 Universal life and investment-type contract maturities and
  withdrawals...................................................     (430.7)
                                                                   --------
    Net cash provided by financing activities...................      636.5
                                                                   --------
    Net increase in cash and cash equivalents...................       17.7
Cash and cash equivalents at beginning of year..................      259.6
                                                                   --------
    Cash and cash equivalents at end of year....................   $  277.3
                                                                   ========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

Note 1. Summary of Significant Accounting Policies

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

     Prior to 2000, the Company did not prepare its financial statements in accordance with accounting principles generally accepted in the United States and financial information on such basis currently is not readily available for earlier periods. Comparative financial statements prepared on a statutory-basis are included elsewhere in this Form 10-K.

  Principles of Consolidation

     The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

     The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

     In accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Bonds and mortgage-backed securities, which the Company has the positive intent and ability to hold to maturity, are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

     Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity as described above. Impairments in value deemed to be other than temporary are reported as a component of realized investment gains (losses).

     Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of realized investment gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

     Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of realized investment gains (losses).

     Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of realized investment gains (losses). The Company does not depreciate real estate to be disposed of.

     Policy loans are carried at unpaid principal balances which approximate fair value.

     Short-term investments are carried at amortized cost.

     Partnership and joint venture interests in which the Company does not have control or a majority ownership interest are recorded using the equity method of accounting and included in other invested assets.

     Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

  Derivative Financial Instruments

     The Company uses futures contracts, interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels and foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities. The Company also uses equity collar agreements to reduce its exposure to market fluctuations in certain equity securities.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     The Company uses futures contracts principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield.

     The Company uses interest rate swap, cap and floor agreements and swaptions for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to more closely match its liabilities. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. Interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal) to hedge against rising and falling interest rates. Swaptions entitle the Company to receive settlement payments from other parties on specified expiration dates, contingent on future interest rates. The amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates.

     The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call option that limits the Company's potential for gain from appreciation in the stock price as well as a put option that limits the Company's potential for loss from a decline in the stock price.

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability.

     The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income. The related amounts due to or from counterparties are included in accrued investment income receivable or payable.

     Premiums paid for interest rate cap and floor agreements and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the agreements. The unamortized premium is included in other assets. Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income. Settlements received on swaptions are deferred and amortized over the life of the hedged assets as an adjustment to yield.

     Interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements which hedge instruments designated as available-for-sale are adjusted to fair value with the resulting unrealized gains and losses, net of related taxes, included in shareholder's equity.

     Equity collar agreements are carried at fair value and are included in other invested assets, with the resulting unrealized gains and losses included in realized investment gains (losses).

     Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest or price risk, designates these financial instruments as hedges and assesses whether the instruments reduce the hedged risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     From time to time, futures contracts, interest rate swaps, cap and floor agreements, swaptions and currency rate swap agreements are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Realized and unrealized changes in fair value of derivatives designated with items that no longer exist or are no longer probable of occurring are recorded as a component of the gain or loss arising from the disposition of the designated item or included in income when it is determined that the item is no longer probable of occurring. Changes in the fair value of derivatives no longer effective as hedges are recognized in income from the date the derivative becomes ineffective until their expiration.

  Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

  Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities and 3.5% to 10.3% for individual annuity liabilities.

     Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Participating Insurance

     Participating business represents approximately 16.3% of the Company's life insurance in force and 30.1% of life insurance premiums in 2000.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

 Deferred Policy Acquisition Costs

     Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization expense was $30.2 million in 2000.

     Amortization of deferred policy acquisition costs is allocated to: (1) realized investment gains and losses for those products that realized gains and losses have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

     Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from realized gains and losses, management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 Cash and Cash Equivalents

     Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Separate Accounts

     Separate account assets and liabilities reported in the accompanying consolidated balance sheet represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Investment income and investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and realized investment gains and losses of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

 Reinsurance

     The Company utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statement of income reflects premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

 Foreign Currency Translation

     Gains or losses on foreign currency transactions are reflected in earnings.

 Accounting Changes and New Accounting Principles Adopted

     SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. SOP 98-7 did not have a material impact on the Company's consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Recent Accounting Pronouncements

     In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement 133." This Statement amends SFAS No. 133 to defer its effective date for one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of SFAS No. 133." This Statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings and will be included in net realized and other investment gains.

     The adoption of SFAS No. 133, as amended, will result in an increase in other comprehensive income of $0.5 million (net of tax of $0.3 million) as of January 1, 2001 that will be accounted for as the cumulative effect of an accounting change. In addition, the adoption of SFAS No. 133, as amended, will result in an increase to earnings of $4.9 million (net of tax of $2.7 million) as of January 1, 2001, that will be accounted for as the cumulative effect of an accounting change. The Company believes that its current risk management philosophy will remain largely unchanged after adoption of the Statement.

     SFAS No. 133, as amended, precludes the designation of held-to-maturity fixed maturity investment securities as hedged items in hedging relationships where the hedged risk is interest rates. As a result, in connection with the adoption of the Statement and consistent with the provisions of the Statement, on January 1, 2001, the Company will reclassify approximately $550.3 million of its held-to-maturity fixed maturity investment portfolio to the available-for-sale category. This will result in an additional increase in other comprehensive income of $4.7 million (net of tax of $2.5 million) as of January 1, 2001.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operation or financial position.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary will use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company and its domestic life insurance subsidiary's statutory-basis capital and surplus, the Company and its domestic life insurance subsidiary will remain in compliance with all regulatory and contractual obligations.

Note 2. Transactions with Parent

     John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria, which were revised in 2000 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $170.6 million, which has been included in other operating costs and expenses. As of December 31, 2000, the Company owed John Hancock $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net income by $0.9 million.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $102.2 million as of December 31, 2000. This agreement had no impact on the Company's net gain from operations.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million from the Company in 2000. This agreement increased the Company's net gain from operations in 2000 by $1.1 million.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments

     The following information summarizes the components of net investment income and realized investment losses, net:

                                                                   Year Ended
                                                                   December 31
                                                                      2000
                                                                 ---------------
                                                                  (in millions)
Net Investment Income
  Fixed maturities...............................................    $138.5
  Equity securities..............................................       0.2
  Mortgage loans on real estate..................................      44.3
  Real estate....................................................       4.1
  Policy loans...................................................      17.1
  Short-term investments.........................................      19.4
  Other..........................................................       1.1
                                                                     ------
  Gross investment income........................................     224.7
   Less investment expenses......................................      11.3
                                                                     ------
   Net investment income.........................................    $213.4
                                                                     ======
Net Realized Investment Gains (Losses), Net of Related
 Amortization of Deferred Policy Acquisition Costs
 Fixed maturities................................................    $(16.0)
 Equity securities...............................................       0.8
 Mortgage loans on real estate and real estate...................      (2.3)
 Derivatives and other invested assets...........................       3.1
 Amortization adjustment for deferred policy acquisition costs...       3.8
                                                                     ------
 Net realized investment losses, net of related amortization
  of deferred policy acquisition costs...........................    $(10.6)
                                                                     ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

     Gross gains of $1.5 million in 2000 and gross losses of $6.0 million in 2000 were realized on the sale of available-for-sale securities.

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:


                                               Gross       Gross
                                  Amortized  Unrealized  Unrealized     Fair
                                    Cost       Gains       Losses      Value
                                  ---------  ----------  ----------  ----------
                                                 (in millions)
December 31, 2000
Held-to-Maturity:
Corporate securities...........   $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities.....       29.3       0.2         1.2          28.3
Obligations of states and
 political subdivisions........        1.9       0.0         0.0           1.9
                                  --------     -----       -----      --------
 Total.........................   $  715.4     $23.6       $52.2      $  686.8
                                  ========     =====       =====      ========
Available-for-Sale:
Corporate securities...........   $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities.....      239.1       3.6         3.7         239.0
Obligations of states and
 political subdivisions........        0.9       0.0         0.0           0.9
Debt securities issued by
 foreign governments...........       11.1       0.3         0.6          10.8
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies.....       16.1       0.7         0.1          16.7
                                  --------     -----       -----      --------
Total fixed maturities.........    1,018.8      25.2        32.2       1,011.8
Equity securities..............        7.1       2.8         1.8           8.1
                                  --------     -----       -----      --------
 Total.........................   $1,025.9     $28.0       $34.0      $1,019.9
                                  ========     =====       =====      ========

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

     The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below:


                                                          Amortized     Fair
                                                            Cost       Value
                                                          ---------  ----------
                                                             (in millions)
Held-to-Maturity:
Due in one year or less................................   $   71.9    $   72.1
Due after one year through five years..................      234.8       235.0
Due after five years through ten years.................      222.5       223.0
Due after ten years....................................      156.9       128.4
                                                          --------    --------
                                                             686.1       658.5
Mortgage-backed securities.............................       29.3        28.3
                                                          --------    --------
 Total.................................................   $  715.4    $  686.8
                                                          ========    ========
Available-for-Sale:
Due in one year or less................................   $   24.9    $   24.8
Due after one year through five years..................      332.3       333.0
Due after five years through ten years.................      290.0       281.0
Due after ten years....................................      132.5       134.0
                                                          --------    --------
                                                             779.7       772.8
Mortgage-backed securities.............................      239.1       239.0
                                                          --------    --------
 Total.................................................   $1,018.8    $1,011.8
                                                          ========    ========

     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000, $1.4 million of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

     Changes in the allowance for probable losses on mortgage loans on real estate were as follows:

                                                    Balance At                          Balance at
                                                     Beginning                            End of
                                                      of Year    Additions  Deductions     Year
                                                    -----------  ---------  ----------  -----------
                                                                     (in millions)
Year ended December 31, 2000
Mortgage loans on real estate.....................      $3.8        $1.2       $0.0        $5.0
                                                        ====        ====       ====        ====

     At December 31, 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                                                        December 31
                                                                                           2000
                                                                                        -----------
                                                                                       (in millions)
Impaired mortgage loans on real estate with provision for losses...................        $4.2
Provision for losses...............................................................         1.2
                                                                                           ----
Net impaired mortgage loans on real estate.........................................        $3.0
                                                                                           ====

     The average investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                                                        Year Ended
                                                                                        December 31
                                                                                           2000
                                                                                        -----------
                                                                                       (in millions)
Average recorded investment in impaired loans......................................        $2.1
Interest income recognized on impaired loans.......................................         0.3

     The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

     Restructured commercial mortgage loans aggregated $3.4 million as of December 31, 2000.The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                                                        Year Ended
                                                                                        December 31
                                                                                           2000
                                                                                        -----------
                                                                                       (in millions)
Expected...........................................................................        0.34
Actual.............................................................................        0.27

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

     At December 31, 2000, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                                   Carrying      Geographic                             Carrying
Property Type                       Amount       Concentration                           Amount
-------------                    -------------   -------------                       ---------------
                                 (in millions)                                        (in millions)
Apartments.....................     $129.2       East North Central..................    $ 68.1
Hotels.........................       15.1       East South Central..................      27.6
Industrial.....................       77.4       Middle Atlantic.....................      27.1
Office buildings...............       99.2       Mountain............................      35.7
Retail.........................       45.7       New England.........................      44.5
Mixed Use......................       13.5       Pacific.............................     120.7
Agricultural...................      165.6       South Atlantic......................     156.7
Other..........................       14.1       West North Central..................      16.9
                                                 West South Central..................      59.3
                                                 Canada/Other........................       3.2
Allowance for losses...........       (5.0)      Allowance for losses................      (5.0)
                                    ------                                               ------
 Total.........................     $554.8        Total..............................    $554.8
                                    ======                                               ======

     Bonds with amortized cost of $7.0 million were non-income producing for the year ended December 31, 2000.

     Depreciation expense on investment real estate was $0.6 million in 2000. Accumulated depreciation was $2.5 million at December 31, 2000.

     Investments in unconsolidated joint ventures and partnerships accounted for by using the equity method of accounting totaled $0.4 million at December 31, 2000. Total combined assets of these joint ventures and partnerships were $28.5 million (consisting primarily of investments), and total combined liabilities were $8.7 million (including $2.9 million of non-recourse notes payable to banks) at December 31, 2000. Total combined revenues and expenses of such joint ventures and partnerships were $77.6 million and $76.3 million, respectively, resulting in $1.3 million of total combined income from operations before income taxes in 2000. Net investment income on investments accounted for on the equity method totaled $0.4 million in 2000.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Derivatives

     The notional amounts, carrying values and estimated fair values of the Company's derivative instruments are as follows:


                                                                       Number of
                                                                       Contracts/   Assets (Liabilities)
                                                                        Notional   ---------------------
                                                                        Amounts             2000
                                                                       ----------  ---------------------
                                                                                    Carrying       Fair
                                                                          2000        Value        Value
                                                                       ----------  -----------  --------
                                                                                 (in millions)
Asset Hedges:
 Futures contracts to sell securities..............................             6          --           --
 Interest rate swap agreements
  Notional.........................................................        $600.0          --        (10.8)
  Average fixed rate--paid.........................................          6.38%         --           --
  Average float rate--received.....................................          6.69%         --           --
 Currency rate swap agreements.....................................        $ 22.3        (0.6)        (0.6)
 Equity collar agreements..........................................            --         0.4          0.4
Liability Hedges:
 Futures contracts to acquire securities...........................            43         0.1          0.1
 Interest rate swap agreements
  Notional.........................................................        $570.0                      9.6
  Average fixed rate--received.....................................          6.43%         --           --
  Average float rate--paid.........................................          6.69%         --           --
 Interest rate cap agreements......................................        $239.4         2.1          2.1
 Interest rate floor agreements....................................         485.4         4.5          4.5

     Financial futures contracts are used principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contracts or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. The futures contracts expire in March 2001.

     The interest rate swap agreements expire in 2001 to 2011. The interest rate cap agreements expire in 2006 to 2007 and interest rate floor agreements expire in 2010. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

     Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap and floor agreements, swaptions, and currency swap agreements and equity collar agreements are based on current settlement values. The current settlement values are based on quoted market prices, which utilize pricing models or formulas using current assumptions.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Derivatives (continued)

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 5. Income Taxes

  The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

  The components of income taxes were as follows:


                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)
Current taxes:
 Federal..........................................................   $15.2
 Foreign..........................................................     0.6
                                                                     -----
                                                                      15.8
Deferred taxes:
 Federal..........................................................    28.0
 Foreign..........................................................      --
                                                                     -----
                                                                      28.0
                                                                     -----
  Total income taxes..............................................   $43.8
                                                                     =====



  A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:


                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)
Tax at 35%........................................................  $50.1
 Add (deduct):
 Equity base tax..................................................   (5.6)
 Tax credits......................................................   (0.6)
 Foreign taxes....................................................    0.6
 Tax exempt investment income.....................................   (0.7)
                                                                    -----
  Total income taxes..............................................  $43.8
                                                                    =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The significant components of the Company's deferred tax assets and liabilities were as follows:


                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)
Deferred tax assets:
 Policy reserve adjustments......................................   $ 74.6
 Other postretirement benefits...................................     23.3
 Book over tax basis of investments..............................      7.8
 Interest........................................................      7.5
 Unrealized losses...............................................      1.4
                                                                    ------
  Total deferred tax assets......................................    114.6
                                                                    ------
Deferred tax liabilities:
 Deferred policy acquisition costs...............................    199.1
 Depreciation....................................................      1.8
 Basis in partnerships...........................................      0.4
 Market discount on bonds........................................      0.6
 Other...........................................................      9.5
                                                                    ------
  Total deferred tax liabilities.................................    211.4
                                                                    ------
  Net deferred tax liabilities...................................   $ 96.8
                                                                    ======



  The Company made income tax payments of $62.9 million in 2000.

Note 6. Debt and Line of Credit

  At December 31, 2000, the Company had a line of credit with John Hancock Capital Corporation, an indirect, wholly-owned subsidiary of John Hancock, totaling $250.0 million. John Hancock Capital Corporation will commit, when requested, to loan funds at prevailing interest rates as agreed to from time to time between John Hancock Capital Corporation and the Company. At December 31, 2000, the Company had no outstanding borrowings under the agreement.

Note 7. Reinsurance

  The effect of reinsurance on premiums written and earned was as follows:


                                                                2000 Premiums
                                                               ---------------
                                                               Written   Earned
                                                               -------  --------
                                                                (in millions)
Life Insurance:
 Direct......................................................  $34.1     $34.1
 Ceded.......................................................   (5.5)     (5.5)
                                                               -----     -----
  Net life insurance premiums................................  $28.6     $28.6
                                                               =====     =====



  For the year ended December 31, 2000, benefits to policyholders under life ceded reinsurance contracts were $3.0 million.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Note 8. Commitments and Contingencies

  The Company has extended commitments to purchase long-term bonds, issue real estate mortgages and purchase other assets totaling $37.0 million, $6.3 million and $17.4 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above was $62.9 million at December 31, 2000. The majority of these commitments expire in 2001.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. The reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $66.3 million at December 31, 2000. No costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at the time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total shareholder's equity would not be impacted.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9. Shareholder's Equity

     (a) Other Comprehensive Loss

     The components of accumulated other comprehensive loss are as follows:

                                                                                                                Accumulated
                                                                                                                   Other
                                                                                                               Comprehensive
                                                                                                                  Income
                                                                                                              ---------------
Balance at January 1, 2000....................................................................................     ($13.4)
                                                                                                                   ------
Gross unrealized gains (net of deferred income tax expense of $9.7 million)...................................       18.0
Less reclassification adjustment for gains, realized in net income (net of tax expense of
  $1.6 million)...............................................................................................       (2.9)
Adjustment to deferred policy acquisition costs (net of deferred income tax benefit of $2.1 million)                 (3.9)
                                                                                                                   ------
Net unrealized gains..........................................................................................       11.2
                                                                                                                   ------
Balance at December 31, 2000..................................................................................      ($2.2)
                                                                                                                   ======

  Net unrealized investment gains (losses), included in the conso lidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                                                                                     2000
                                                                                                                ---------------
                                                                                                                 (in millions)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
 Fixed maturities.............................................................................................      ($7.0)
 Equity investments...........................................................................................        1.0
 Derivatives and other........................................................................................        0.3
                                                                                                                    -----
  Total.......................................................................................................       (5.7)
Amounts attributable to:
 Deferred policy acquisition cost.............................................................................        2.1
 Deferred federal income taxes................................................................................        1.4
                                                                                                                    -----
  Total.......................................................................................................        3.5
                                                                                                                    -----
  Net unrealized investment gains.............................................................................      ($2.2)
                                                                                                                    =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9. Shareholder's Equity (continued)

     (b) Statutory Results

     The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above. Since 1988, the Commonwealth of Massachusetts Division of Insurance has provided the Company with approval to recognize a pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Commonwealth of Massachusetts Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis. The pension plan prepaid expense amounted to $55.6 million at December 31, 2000.

     Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.

                                                                                        2000
                                                                                   ---------------
                                                                                    (in millions)
Statutory net income...........................................................        $ 26.6
Statutory surplus .............................................................         527.2

     Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

Note 10. Segment Information

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

     Retail-Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

     Retail-Asset Gathering Segment. Offers individual annuities, consisting of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment gains or losses and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment gains and losses, including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

     Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain realized investment gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; and (v) a charge for certain one time costs associated with John Hancock's demutualization process.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions):

                                                                                          Retail
                                                                              Retail       Asset
                                                                            Protection   Gathering   Consolidated
                                                                            ----------   ---------   ------------
2000
Revenues:
 Segment revenues......................................................      $  530.8    $   48.5    $      579.3
 Realized investment losses, net.......................................         (10.6)         --           (10.6)
                                                                             --------    --------    ------------
 Revenues..............................................................      $  520.2    $   48.5    $      568.7
                                                                             ========    ========    ============
 Net investment income.................................................      $  215.9       ($2.5)   $      213.4

Net Income:
 Segment after-tax operating income....................................          96.0         6.3           102.3
 Realized investment losses, net.......................................          (6.8)         --            (6.8)
 Restructuring charges.................................................          (1.1)         --            (1.1)
 Surplus tax...........................................................           5.4         0.2             5.6
 Other demutualization related cost....................................          (0.5)       (0.1)           (0.6)
                                                                             --------    --------    ------------
 Net income............................................................      $   93.0    $    6.4    $       99.4
                                                                             ========    ========    ============
Supplemental Information:
 Equity in net income of investees accounted for by the
  equity method........................................................      $    1.3          --    $        1.3
 Amortization of deferred policy acquisition costs.....................          17.6        16.4            34.0
 Income tax expense....................................................          40.7         3.1            43.8
 Segment assets........................................................       9,326.9     2,867.8        12,194.7

Net Realized Investment Gains Data:
 Net realized investment losses........................................      $  (14.4)         --    $      (14.4)
 Add capitalization/less amortization of deferred policy
  acquisition costs related to net realized investment
  gains (losses).......................................................           3.8          --             3.8
                                                                             --------    --------       ---------
 Net realized investment losses, net of related amortization of deferred policy acquisition costs--per consolidated
  financial statements.................................................         (10.6)         --           (10.6)
 Less income tax effect................................................           3.8          --             3.8
                                                                             --------    --------       ---------
 Realized investment losses, net-after-tax adjustment made to
  calculate segment operating income...................................         ($6.8)         --           ($6.8)
                                                                             ========    ========       =========

     The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments

     The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

     The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

     Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

     The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

     The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

     The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

     The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

     The fair value for commitments approximates the amount of the initial commitment.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments (continued)

  The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                                    December 31
                                                                       2000
                                                           ----------------------------
                                                           Carrying Value   Fair Value
                                                           --------------  ------------
                                                                  (in millions)
Assets:
 Fixed maturities:
  Held-to-maturity......................................   $     715.4     $     686.8
  Available-for-sale....................................       1,011.8         1,011.8
 Equity securities:
  Available-for-sale....................................           8.1             8.1
 Mortgage loans on real estate..........................         554.8           574.2
 Policy loans...........................................         334.2           334.2
 Short-term investments.................................          21.7            21.7
 Cash and cash equivalents..............................         277.3           277.3

Liabilities:
Fixed rate deferred and immediate annuities.............          63.8            60.4
Derivatives assets/(liabilities) relating to:
  Futures contracts, net................................           0.1             0.1
  Interest rate swap agreements.........................                          (1.2)
  Interest rate cap agreements..........................           2.1             2.1
  Interest rate floor agreements........................           4.5             4.5
  Currency rate swap agreements.........................          (0.6)           (0.6)
  Equity collar agreements..............................           0.4             0.4
Commitments.............................................            --            62.9

                         REPORT OF INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

     We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 2000, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for each of the three years in the period ended December 31, 2000. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements also are described in Note 1.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                           /S/ ERNST & YOUNG LLP

Boston, Massachusetts
March 9, 2001

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                        December 31
                                              --------------------------------
                                                 2000        1999       1998
                                              ---------   ---------   --------
                                                       (In millions)
Assets
 Bonds--Note 6..............................  $ 1,400.5   $ 1,216.3   $1,185.8
 Preferred stocks...........................       44.0        35.9       36.5
 Common stocks..............................        2.8         3.2        3.1
 Investment in affiliates...................       84.8        80.7       81.7
 Mortgage loans on real estate--Note 6......      456.0       433.1      388.1
 Real estate................................       24.5        25.0       41.0
 Policy loans...............................      218.9       172.1      137.7
 Cash items:
  Cash in banks.............................       45.4        27.2       11.4
  Temporary cash investments................      226.6       222.9        8.5
                                              ---------   ---------   --------
                                                  272.0       250.1       19.9
 Premiums due and deferred..................       73.0        29.9       32.7
 Investment income due and accrued..........       43.3        33.2       29.8
 Other general account assets...............       17.6        65.3       47.5
 Assets held in separate accounts...........    8,082.8     8,268.2    6,595.2
                                              ---------   ---------   --------
  Total Assets..............................  $10,720.2   $10,613.0   $8,599.0
                                              =========   =========   ========

Obligations and Stockholder's Equity
Obligations
 Policy reserves............................  $ 2,207.9   $ 1,866.6   $1,652.0
 Federal income and other taxes
  payable--Note 1...........................       (7.4)       67.3       44.3
 Other general account obligations..........      166.3       219.0      150.9
 Transfers from separate accounts, net......     (198.5)     (221.6)    (190.3)
 Asset valuation reserve--Note 1............       26.7        23.1       21.9
 Obligations related to separate accounts...    8,076.4     8,261.6    6,589.4
                                              ---------   ---------   --------
   Total Obligations........................   10,271.4    10,216.0    8,268.2
                                              =========   =========   ========
Stockholder's Equity
 Common Stock, $50 par value; authorized
  50,000 shares; issued and outstanding
  50,000 shares.............................        2.5         2.5        2.5
 Paid-in capital............................      572.4       572.4      377.5
 Unassigned deficit--Note 10................     (126.1)     (177.9)     (49.2)
                                              ---------   ---------   --------
  Total Stockholder's Equity................      448.8       397.0      330.8
                                              ---------   ---------   --------
 Total Obligations and Stockholder's
  Equity....................................  $10,720.2   $10,613.0   $8,599.0
                                              =========   =========   ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                                     Year ended December 31
                                                -------------------------------
                                                  2000       1999        1998
                                                --------   --------    --------
                                                        (In Millions)
Income
 Premiums...................................... $  945.5   $  950.8    $1,272.3
 Net investment income--Note 3.................    176.7      136.0       122.8
 Other, net....................................    475.6      605.4       618.1
                                                --------   --------    --------
                                                 1,597.8    1,692.2     2,013.2
Benefits and Expenses
 Payments to policyholders and beneficiaries...    340.8      349.9       301.4
 Additions to reserves to provide for future
  payments to policyholders and
  beneficiaries................................    844.4      888.8     1,360.2
 Expenses of providing service to
  policyholders and obtaining new
  insurance--Note 5............................    363.4      314.4       274.2
 State and miscellaneous taxes.................     25.8       20.5        28.1
                                                --------   --------    --------
                                                 1,574.4    1,573.6     1,963.9
                                                --------   --------    --------
Gain From Operations Before Federal Income
 Tax (Credit) Expense and Net Realized
 Capital Losses................................     23.4      118.6        49.3
Federal income tax (credit) expense--Note 1....    (18.0)      42.9        33.1
                                                --------   --------    --------
Gain From Operations Before Net Realized
 Capital Losses................................     41.4       75.7        16.2
Net realized capital losses--Note 4............    (18.2)      (1.7)       (0.6)
                                                --------   --------    --------
Net Income.....................................     23.2       74.0        15.6
Unassigned deficit at beginning of year........   (177.9)     (49.2)      (58.3)
Net unrealized capital gains (losses) and
 other adjustments--Note 4.....................      8.0       (3.8)       (6.0)
Adjustment to premiums due and deferred........     21.4         --          --
Other reserves and adjustments--Note 10........     (0.8)    (198.9)       (0.5)
                                                --------   --------    --------
Unassigned Deficit at End of Year.............. $ (126.1)  $ (177.9)   $  (49.2)
                                                ========   ========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                  -----------------------------
                                                   2000      1999        1998
                                                  -------   -------    --------
                                                         (In millions)
Cash flows from operating activities:
 Insurance premiums.............................  $ 939.9   $ 958.5    $1,275.3
 Net investment income..........................    166.0     134.2       118.2
 Benefits to policyholders and beneficiaries....   (315.1)   (321.6)     (275.5)
 Dividends paid to policyholders................    (26.1)    (25.6)      (22.3)
 Insurance expenses and taxes...................   (362.4)   (344.8)     (296.9)
 Net transfers to separate accounts.............   (513.0)   (705.3)     (874.4)
 Other, net.....................................    347.4     540.6       551.3
                                                  -------   -------    --------
   Net Cash Provided From Operations............    236.7     236.0       475.7
                                                  -------   -------    --------
Cash flows used in investing activities:
 Bond purchases.................................   (450.7)   (240.7)     (618.8)
 Bond sales.....................................    148.0     108.3       340.7
 Bond maturities and scheduled redemptions......     80.0      78.4       111.8
 Bond prepayments...............................     29.4      18.7        76.5
 Stock purchases................................     (8.8)     (3.9)      (23.4)
 Proceeds from stock sales......................      1.7       3.6         1.9
 Real estate purchases..........................     (0.4)     (2.2)       (4.2)
 Real estate sales..............................      0.2      17.8         2.1
 Other invested assets purchases................    (13.8)     (4.5)         --
 Mortgage loans issued..........................    (85.7)    (70.7)     (145.5)
 Mortgage loan repayments.......................     61.6      25.3        33.2
 Other, net.....................................     23.7     (68.9)     (435.2)
                                                  -------   -------    --------
  Net Cash Used in Investing Activities.........   (214.8)   (138.8)     (660.9)
                                                  -------   -------    --------
Cash flows from financing activities:
 Capital contribution...........................       --     194.9          --
 Net (decrease) increase in short-term note
  payable.......................................       --     (61.9)       61.9
                                                  -------   -------    --------
  Net Cash Provided From Financing Activities...       --     133.0        61.9
                                                  -------   -------    --------
  Increase (Decrease) In Cash and Temporary
   Cash Investments.............................     21.9     230.2      (123.3)
Cash and temporary cash investments at
 beginning of year..............................    250.1      19.9       143.2
                                                  -------   -------    --------
   Cash and Temporary Cash Investments at End
    of Year.....................................  $ 272.0   $ 250.1    $   19.9
                                                  =======   =======    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Note 1. Nature of Operations and Significant Accounting Practices

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, writes variable and universal life insurance policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

  Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

  The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

  The significant differences from GAAP include:(1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available-for-sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred. The carrying values of investment securities and real estate are reduced through the income statement when there has been a decline in value deemed other than temporary and mortgage loan valuation allowances, if necessary, are established when the Company determines it is probable that it will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement;
(7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and
(9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. GAAP net income for the year ended December 31, 2000 and GAAP shareholder's equity as of December 31, 2000 and 1999 were $99.4 million, $805.6 million and $695.0 million, respectively. The effects of variances from GAAP on net income for the year ended December 31, 1999 have not been determined but are presumed to be material.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The significant accounting practices of the Company are as follows:

  Permitted Statutory Accounting Practices: In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company will use to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company's statutory-basis capital and surplus, the Company will remain in compliance with all regulatory and contractual obligations.

  Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

  Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

  Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap and floor agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged. Net premiums related to equity collar positions are amortized into income on a straight-line basis over the term of the collars. The interest rate cap and floor agreements and collars are carried at fair value, with changes in fair value reflected directly in unassigned deficit.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.5 million in 2000, $1.9 million in 1999, and $3.0 million in 1998.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

  Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

  The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 2000, the IMR, net of 2000 amortization of $1.6 million, amounted to $4.2 million, which is included in other general account obligations. The corresponding 1999 amounts were $2.3 million and $7.4 million, respectively, and the corresponding 1998 amounts were $2.4 and $10.7 million, respectively.

  Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $6.3 million, $8.9 million, and $11.4 million at December 31, 2000, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

  Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

  Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

  The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 2000.

  Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

  Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 2000.

  Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $65.1 million in 2000, $10.6 million in 1999, and $38.2 million in 1998.

  Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

  Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 2000, 1999 or 1998.

  Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Note 2. Investment in Affiliate

  The Company owns all outstanding shares of Investors Partner Life Insurance Company (IPL). IPL manages a block of single premium whole life insurance business and began marketing term life and variable universal life products through brokers in 1999.

  Summarized statutory-basis financial information for IPL for 2000, 1999 and 1998 is as follows:


                                                        2000    1999     1998
                                                       ------  ------  --------
                                                           (In millions)
Total assets........................................   $554.7  $571.0   $587.8
Total liabilities...................................    476.3   499.2    517.5
Total revenues......................................     42.8    35.6     38.8
Net income..........................................      3.3     3.5      3.8

Note 3. Net Investment Income

  Investment income has been reduced by the following amounts:

                                                          2000   1999    1998
                                                         ------ ------  ------
                                                             (In millions)
Investment expenses....................................   $ 9.0  $ 9.5   $ 8.3
Interest expense.......................................      --    1.7     2.4
Depreciation expense...................................     0.6    0.6     0.8
Investment taxes.......................................     0.5    0.3     0.7
                                                          -----  -----   -----
                                                          $10.1  $12.1   $12.2
                                                          =====  =====   =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Net Capital Gains (Losses) and Other Adjustments

  Net realized capital losses consist of the following items:

                                                       2000     1999     1998
                                                      ------   ------   ------
                                                            (In millions)
Net (losses) gains from asset sales................   $(19.5)  $(2.8)   $ 7.6
Capital gains tax..................................     (0.3)    0.2     (2.9)
Amounts transferred to IMR.........................      1.6     0.9     (5.3)
                                                      ------   -----    -----
 Net realized capital losses.......................   $(18.2)  $(1.7)   $(0.6)
                                                      ======   =====    =====

  Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                        2000    1999     1998
                                                       ------  ------   ------
                                                            (In millions)
Net gains (losses) from changes in security values
 and book value adjustments.........................   $11.6   $(2.6)   $(2.7)
Increase in asset valuation reserve.................    (3.6)   (1.2)    (3.3)
                                                       -----   -----    -----
 Net unrealized capital gains (losses) and other
  adjustments.......................................   $ 8.0   $(3.8)   $(6.0)
                                                       =====   =====    =====

Note 5. Transactions With Parent

  John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria which were revised in 2000, 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $162.2 million, $188.3 million, $157.5 million, in 2000, 1999, and 1998, respectively, which has been included in insurance and investment expenses. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

  The service fee charged to the Company by John Hancock includes $0.7 million, $0.2 million, and $0.7 million in 2000, 1999, and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company. John Hancock allocates a portion of the activity related to its defined benefit pension plans to the Company. The pension plan prepaid expense allocated to the Company amounted to $55.0 million and $41.9 million in 2000 and 1999, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million, $44.5 million, and $4.9 million of cash for tax, commission, and expense allowances to the Company, which decreased the Company's net gain from operations by $0.9 million in 2000, and increased the Company's net gain from operations by$20.6 million, and $22.2 million in 1999, and 1998, respectively.

  Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $17.4 million, $40.0 million, and $12.7 million in 2000, 1999, and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $5.6 million, $26.9 million, and $8.4 million in 2000, 1999, and 1998, respectively.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims in 2000, 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million, $0.8 million, and $1.0 million in 2000, 1999, and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations by $1.1 million in 2000 and $0.5 million in both 1999 and 1998.

  The Company had a $200.0 million line of credit with an affiliate, John Hancock Capital Corp. At December 31, 2000 and 1999, the Company had no outstanding borrowings under this agreement.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments

  The statement value and fair value of bonds are shown below:


                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
                                    Value      Gains       Losses      Value
                                  ---------  ----------  ----------  ----------
                                                 (In millions)
December 31, 2000
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies....... $    5.7     $  --       $  --      $    5.7
Obligations of states and
 political subdivisions..........      1.8        --          --           1.8
Debt securities issued by
 foreign governments.............     10.9       0.3         0.6          10.6
Corporate securities.............  1,158.8      36.4        68.5       1,126.7
Mortgage-backed securities.......    223.3       3.4         4.6         222.1
                                  --------     -----       -----      --------
  Total bonds.................... $1,400.5     $40.1       $73.7      $1,366.9
                                  ========     =====       =====      ========

December 31, 1999
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies....... $    5.9        --       $ 0.1      $    5.8
Obligations of states and
 political subdivisions..........      2.2     $ 0.1         0.1           2.2
Debt securities issued by
 foreign governments.............     13.9       0.8         0.1          14.6
Corporate securities.............    964.9      13.0        59.4         918.5
Mortgage-backed securities.......    229.4       0.5         7.8         222.1
                                  --------     -----       -----      --------
  Total bonds.................... $1,216.3     $14.4       $67.5      $1,163.2
                                  ========     =====       =====      ========

December 31, 1998
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies....... $    5.1     $ 0.1          --      $    5.2
Obligations of states and
 political subdivisions..........      3.2       0.3          --           3.5
Corporate securities.............    925.2      50.4       $15.0         960.6
Mortgage-backed securities.......    252.3      10.0         0.1         262.2
                                  --------     -----       -----      --------
  Total bonds.................... $1,185.8     $60.8       $15.1      $1,231.5
                                  ========     =====       =====      ========

  The statement value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments (continued)


                                                          Statement     Fair
                                                            Value      Value
                                                          ---------   --------
                                                             (in millions)

Due in one year or less................................   $   72.4    $   72.5
Due after one year through five years..................      424.2       427.7
Due after five years through ten years.................      428.5       419.5
Due after ten years....................................      252.1       225.1
                                                          --------    --------
                                                           1,177.2     1,144.8
Mortgage-backed securities.............................      223.3       222.1
                                                          --------    --------
                                                          $1,400.5    $1,366.9
                                                          ========    ========

     Gross gains of $0.9 million in 2000, $0.3 million in 1999, and $3.4 million in 1998 and gross losses of $3.0 million in 2000, $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

     At December 31, 2000, bonds with an admitted asset value of $9.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

     The cost of common stocks was $3.1 million at December 31, 2000 and 1999 and $2.1 million at December 31, 1998. At December 31, 2000, gross unrealized appreciation on common stocks totaled $1.5 million, and gross unrealized depreciation totaled $1.8 million. The fair value of preferred stock totaled $41.6 million, $35.9 million, and $36.5 million at December 31, 2000, 1999, and 1998, respectively.

     Bonds with amortized cost of $5.1 million were non-income producing for the twelve months ended December 31, 2000.

     At December 31, 2000, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                           Statement    Geographic                 Statement
Property Type                Value      Concentration                Value
-------------            -------------  -------------            -------------
                         (In millions)                           (In millions)

Apartments..............    $ 93.7      East North Central........  $ 64.3
Hotels..................      13.0      East South Central........    20.9
Industrial..............      63.5      Middle Atlantic...........    20.9
Office buildings........      84.7      Mountain..................    27.0
Retail..................      35.4      New England...............    23.4
Agricultural............     142.5      Pacific...................   108.0
Other...................      23.2      South Atlantic............   120.7
                            ------
                                        West North Central........    16.0
                                        West South Central........    51.5
                                        Other.....................     3.3
                                                                    ------
                            $456.0                                  $456.0
                            ======                                  ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments (continued)

     At December 31, 2000, the fair values of the commercial and agricultural mortgage loans portfolios were $317.5 million and $149.8 million, respectively. The corresponding amounts as of December 31, 1999 were approximately $323.5 million and $98.2 million, respectively.

     The maximum and minimum lending rates for mortgage loans during 2000 were 12.84% and 8.29% for agricultural loans, and 8.94% and 8.07% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

Note 7. Reinsurance

     The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 2000 were $588.1 million, $187.3 million, and $19.9 million, respectively. The corresponding amounts in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively, and the corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

     Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

     The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2000 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8. Financial Instruments With Off-Balance-Sheet Risk

     The notional amounts, carrying values and estimated fair values of the Company's derivative instruments were as follows at December 31:



                                           Number of
                                           Contracts/      Assets (Liabilities)
                                        Notional Amounts           2000
                                        ----------------  ----------------------
                                                           Carrying      Fair
                                              2000           Value       Value
                                        ----------------  -----------  ---------
                                                    ($ In millions)

Futures contracts to sell securities...     $     --         $ --        $  --
Futures contracts to buy securities....           43          0.1          0.1
Interest rate swap agreements..........     $1,150.0           --
Interest rate cap agreements...........        239.4          2.1          2.1
Currency rate swap agreements..........         22.3           --         (0.6)
Equity collar agreements...............           --          0.4          0.4
Interest rate floor agreements.........        361.4          1.4          1.4


                                           Number of
                                           Contracts/      Assets (Liabilities)
                                        Notional Amounts           1999
                                        ----------------  ----------------------
                                                           Carrying      Fair
                                              1999           Value       Value
                                        ----------------  -----------  ---------
                                                    ($ In millions)

Futures contracts to sell securities...         362          $0.6        $ 0.6
Interest rate swap agreements..........     $ 965.0            --         11.5
Interest rate cap agreements...........       239.4           5.6          5.6
Currency rate swap agreements..........        15.8            --         (1.6)


                                            Number of
                                            Contracts/     Assets (Liabilities)
                                         Notional Amounts          1998
                                         ----------------  ---------------------
                                                            Carrying     Fair
                                               1998          Value       Value
                                         ----------------  ----------  ---------
                                                     ($ In millions)

Futures contracts to sell securities...          947         $(0.5)      $ (0.5)
Interest rate swap agreements..........      $ 365.0            --        (17.7)
Interest rate cap agreements...........         89.4           3.1          3.1
Currency rate swap agreements..........         15.8            --         (3.3)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8. Financial Instruments With Off-Balance-Sheet Risk (continued)

     The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

     The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call that limits the Company's potential gain from appreciation in the stock price as well as a put that limits the Company's loss potential from a decline in the stock price.

     The futures contracts expire in 2001. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

    The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 9. Policy Reserves, Policyholders' and Beneficiaries' Funds and Obligations Related To Separate Accounts

     The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:

                                                                                         December 31, 2000   Percent
                                                                                         -----------------   -------
                                                                                               (In millions)
Subject to discretionary withdrawal (with adjustment).............................
 With market value adjustment.....................................................           $   30.3          1.1%
 At book value less surrender charge..............................................               54.7          2.1
 At market value..................................................................            2,250.3         84.8
                                                                                             --------        -----
  Total with adjustment...........................................................            2,335.3         88.0
Subject to discretionary withdrawal at book value (without adjustment)............              312.8         11.8
Not subject to discretionary withdrawal--general account..........................                7.1          0.2
                                                                                             --------        -----
  Total annuity reserves and deposit liabilities..................................           $2,655.2        100.0%
                                                                                             ========        =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Commitments and Contingencies

     The Company has extended commitments to purchase long-term bonds issue real estate mortgages and purchase other assets totaling $33.5 million, $6.3 million and $14.7 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $56.4 million at December 31, 2000. The majority of these commitments expire in 2001.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

     During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 2000 amounted to $39.5 million and is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

     Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                   December 31
                                     ---------------------------------------
                                            2000                 1999
                                     -------------------  ------------------
                                     Carrying    Fair     Carrying    Fair
                                      Amount     Value     Amount     Value
                                     --------  ---------  --------  --------
                                                  (In millions)
Assets
Bonds--Note 6.....................   $1,400.5  $1,366.9   $1,216.3   $1,163.2
Preferred stocks--Note 6..........       44.0      41.6       35.9       35.9
Common stocks--Note 6.............        2.8       2.8        3.2        3.2
Mortgage loans on real estate--Note
 6................................      456.0     467.3      433.1      421.7
Policy loans--Note 1..............      218.9     218.9      172.1      172.1
Cash items--Note 1................      272.0     272.0      250.1      250.1

Derivatives assets (liabilities)
 relating to: Note 8
Futures contracts.................        0.1       0.1        0.6        0.6
Interest rate swaps...............         --      (0.4)        --       11.5
Currency rate swaps...............         --      (0.6)        --       (1.6)
Interest rate caps................        2.1       2.1        5.6        5.6
Equity collar agreements..........         --       0.4         --         --

Liabilities
Commitments--Note 10..............         --      56.4         --       19.4

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments (continued)

                                                             December 31
                                                         --------------------
                                                                 1998
                                                         --------------------
                                                          Carrying     Fair
                                                           Amount      Value
                                                         ---------   --------
                                                             (In millions)
Assets
Bonds--Note 6.........................................   $1,185.8    $1,231.5
Preferred stocks--Note 6..............................       36.5        36.5
Common stocks--Note 6.................................        3.1         3.1
Mortgage loans on real estate--Note 6.................      388.1       401.3
Policy loans--Note 1..................................      137.7       137.7
Cash items--Note 1....................................       19.9        19.9

Derivatives assets (liabilities) relating to: Note 8
Futures contracts.....................................       (0.5)       (0.5)
Interest rate swaps...................................         --       (17.7)
Currency rate swaps...................................         --        (3.3)
Interest rate caps....................................        3.1         3.1

Liabilities
Commitments--Note 10..................................         --        32.1

  The carrying amounts in the tables are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES

                            As of December 31, 2000
                           (in millions of dollars)

                                                              Amount at Which
                                                                Shown in the
                                                                Consolidated
           Type Of Investment             Cost (2)   Value     Balance Sheet
           ------------------             --------   -----    ---------------
Fixed maturity securities,
 available-for-sale:
Bonds:
United States government and government
 agencies and authorities..................     16.1      16.7          16.7
States, municipalities and political
 subdivisions..............................      6.8       6.7           6.7
Foreign governments........................     11.1      10.8          10.8
Public utilities...........................     49.1      50.1          50.1
Convertibles and bonds with warrants
 attached..................................     13.7      13.6          13.6
All other corporate bonds..................    877.1     871.5         871.5
Certificates of deposits...................      0.0       0.0           0.0
Redeemable preferred stock.................     44.9      42.4          42.4
                                              ------   -------       -------
Total fixed maturity securities,
 available-for-sale........................  1,018.8   1,011.8       1,011.8
                                             -------   -------       -------

Equity securities, available-for-sale:
Common stocks:
Public utilities...........................      0.0       0.0           0.0
Banks, trust and insurance companies.......      0.0       0.0           0.0
Industrial, miscellaneous and all other          4.0       4.8           4.8
Non-redeemable preferred stock.............      3.1       3.3           3.3
                                             -------   -------       -------
Total equity securities,
 available-for-sale........................      7.1       8.1           8.1
                                             -------   -------       -------

Fixed maturity securities,
 held-to-maturity:
Bonds:
United States government and government
 agencies and authorities..................      0.0       0.0           0.0
States, municipalities and political
 subdivisions..............................      1.9       1.9           1.9
Foreign governments........................      0.0       0.0           0.0
Public utilities...........................     42.5      43.4          42.5
Convertibles and bonds with warrants
 attached..................................     13.3      11.1          13.3
All other corporate bonds..................    657.7     630.4         657.7
Certificates of deposits...................      0.0       0.0           0.0
Redeemable preferred stock.................      0.0       0.0           0.0
                                             -------   -------       -------
Total fixed maturity securities,
 held-to-maturity..........................    715.4     686.8         715.4
                                             -------   -------       -------

Equity securities, trading:
Common stocks:
Public utilities...........................
Banks, trust and insurance companies.......
Industrial, miscellaneous and all other....
Non-redeemable preferred stock.............
Total equity securities, trading...........      0.0       0.0           0.0
                                             -------    -------       -------
Mortgage loans on real estate, net (1).....    559.8      XXXX         554.8

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
             OTHER THAN INVESTMENTS IN RELATED PARTIES (continued)

                            As of December 31, 2000
                           (in millions of dollars)


                                                              Amount at Which
                                                                Shown in the
                                                                Consolidated
                                          Cost (2)   Value     Balance Sheet
                                          --------   -----    ---------------
Real estate, net:
Investment properties (1)..............      23.9      XXXX          23.9
Acquired in satisfaction of debt (1)...       0.0      XXXX           0.0
Policy loans...........................     334.2      XXXX         334.2
Other long-term investments (2)........      34.8      XXXX          34.8
Short-term investments.................      21.7      XXXX          21.7
                                          -------   -------       -------
 Total investments.....................   2,715.7   1,706.7       2,704.7
                                          =======   =======       =======

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

      As of December 31, 2000, 1999 and 1998 and for the year then ended
                           (in millions of dollars)


                                       Future Policy                 Other
                          Deferred       Benefits,                   Policy
                           Policy      Losses, Claims              Claims And
                         Acquisition      and Loss      Unearned    Benefits    Premium
       Segment              Costs         Expenses      Premiums    Payable     Revenue
       -------          ------------  ---------------  ---------   ----------   -------
GAAP
2000:
Protection...........      $819.3        $2,698.4        $212.0      $11.1      $   28.6
Asset Gathering......       174.8            70.0            --         --            --
                           ------        --------        ------      -----      --------
 Total...............      $994.1        $2,768.4        $212.0      $11.1      $   28.6
                           ------        --------        ------      -----      --------
Statutory Basis
2000:
 Variable Products...         N/A        $2,206.0        $  8.8      $16.4      $  945.4
                           ------        --------        ------      -----      --------
1999:
 Variable Products...         N/A        $1,864.9        $  3.9      $15.4      $  950.8
                           ------        --------        ------      -----      --------
1998:
 Variable Products...         N/A        $1,651.7        $  2.3      $13.1      $1,272.3
                           ------        --------        ------      -----      --------

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

      As of December 31, 2000, 1999 and 1998 and for the year then ended
                           (in millions of dollars)


                                                         Amortization Of
                                        Benefits,        Deferred Policy
                                     Claims, Losses,    Acquisition Costs,
                            Net            And          Excluding Amounts       Other
                        Investment      Settlement     Related To Realized    Operating
       Segment            Income         Expenses        Investment Gains      Expenses
       -------          ----------   ---------------   -------------------    ---------
GAAP
2000:
Protection...........     $215.9         $  242.2             $17.6             $100.5
Asset Gathering......       (2.5)             6.4              16.4               16.3
                          ------         --------             -----             ------
 Total...............     $213.4         $  248.6             $34.0             $116.8
                          ------         --------             -----             ------
Statutory Basis
2000:
 Variable Products...     $176.7         $1,185.2               N/A             $389.2
                          ------         --------             -----             ------
1999:
 Variable Products...     $136.0         $1,238.7               N/A             $334.9
                          ------         --------             -----             ------
1998:
 Variable Products...     $122.8         $1,661.6               N/A             $302.3
                          ------         --------             -----             ------

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                          SCHEDULE IV -- REINSURANCE

                            As of December 31, 2000
                           (in millions of dollars)

                                                                                                                   Percentage
                                                                      Ceded to       Assumed                        of Amount
                                                         Gross         Other        from Other                       Assumed
                                                        Amount       Companies      Companies     Net Amount         to Net
                                                        ------       ---------      ----------    ----------       ----------
GAAP
2000
Life insurance in force...........................     $98,737.2     $39,495.8        $37.1        $59,278.5           0.1%
                                                       ---------     ---------        -----        ---------           ---
Premiums:
Life insurance....................................     $    34.1     $     5.5        $  --        $    28.6           0.0%
Accident and health insurance.....................            --            --           --               --           0.0%
P&C...............................................            --            --           --               --           0.0%
                                                       ---------     ---------        -----        ---------           ---
  Total...........................................     $    34.1     $     5.5        $  --        $    28.6           0.0%
                                                       =========     =========        =====        =========           ===
Statutory Basis
2000
Life insurance in force...........................     $96,574.3     $38,059.7        $  --        $58,514.6           0.0%
                                                       ---------     ---------        -----        ---------           ---
Premiums:
Life insurance....................................     $ 1,533.6     $   588.1        $  --        $   945.5           0.0%
Accident and health insurance.....................            --            --           --               --           0.0%
P&C...............................................            --            --           --               --           0.0%
                                                       ---------     ---------        -----        ---------           ---
  Total...........................................     $ 1,533.6     $   588.1        $  --        $   945.5           0.0%
                                                       =========     =========        =====        =========           ===
1999
Life insurance in force...........................     $74,831.8     $ 8,995.0        $  --        $55,836.8           0.0%
                                                       ---------     ---------        -----        ---------           ---
Premiums:
Life insurance....................................     $ 1,545.7     $   594.9        $  --        $   950.8           0.0%
Accident and health insurance.....................            --            --           --               --           0.0%
P&C...............................................            --            --           --               --           0.0%
                                                       ---------     ---------        -----        ---------           ---
  Total...........................................     $ 1,545.7     $   594.9        $  --        $   950.8           0.0%
                                                       =========     =========        =====        =========           ===

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                            As of December 31, 2000
                            (in millions of dollars)

                                                                                                                      Percentage
                                                                           Ceded to         Assumed                   of Amount
                                                                Gross        Other         from Other       Net        Assumed
                                                               Amount      Companies       Companies      Amount        to Net
                                                               ------      ---------       ----------     ------      ----------
1998
Life insurance in force................................       $62,628.7    $15,302.1          $--        $47,326.6       0.0%
                                                              ---------    ---------          ---        ---------       ---
Premiums:
Life insurance.........................................       $ 1,862.5    $   590.2          $--        $ 1,272.3       0.0%
Accident and health insurance..........................              --           --           --               --       0.0%
P&C....................................................              --           --           --               --       0.0%
                                                              ---------    ---------          ---        ---------       ---
  Total................................................       $ 1,862.5    $   590.2          $--        $ 1,272.3       0.0%
                                                              =========    =========          ===        =========       ===

Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                        Report of Independent Auditors

To the Policyholders of
John Hancock Variable Life Account S
  of John Hancock Variable Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International Subaccounts) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 2000, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

February 13, 2001

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000

                                                                                                 International
                                                                  Large Cap         Active           Equity         Small Cap
                                                                    Growth           Bond            Index           Growth
                                                                  Subaccount      Subaccount       Subaccount      Subaccount
                                                                  ----------      ----------     -------------     ----------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value.................      $128,183,227     $49,115,293     $35,113,621      $35,777,318
Investments in shares of portfolios of
 Outside Trusts, at value..................................                --              --              --               --
Receivable from:
 John Hancock Variable Series Trust I......................           217,824          21,983          34,739        1,066,885
 Portfolio of Outside Trusts...............................                --              --              --               --
                                                                 ------------     -----------     -----------      -----------
Total assets...............................................       128,401,051      49,137,276      35,148,360       36,844,203
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..............           214,814          21,266          33,992        1,065,954
 Portfolio of Outside Trusts...............................                --              --              --               --
Asset charges payable......................................             3,010             717             747              931
                                                                 ------------     -----------     -----------      -----------
Total liabilities..........................................           217,824          21,983          34,739        1,066,885
                                                                 ------------     -----------     -----------      -----------
Net assets.................................................      $128,183,227     $49,115,293     $35,113,621      $35,777,318
                                                                 ============     ===========     ===========      ===========

                                                                     Global         Mid Cap        Large Cap         Money
                                                                    Balanced        Growth           Value           Market
                                                                   Subaccount     Subaccount      Subaccount       Subaccount
                                                                   ----------     ----------      ----------       ----------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value.................        $3,533,069     $56,033,021     $52,663,086     $189,140,131
Investments in shares of portfolios of
 Outside Trusts, at value..................................                --              --              --               --
Receivable from:
 John Hancock Variable Series Trust I......................               166       1,062,123          43,811        5,658,510
 Portfolio of Outside Trusts...............................                --              --              --               --
                                                                   ----------     -----------     -----------     ------------
Total assets...............................................         3,533,235      57,095,144      52,706,897      194,798,641
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..............                69       1,060,694          42,643        5,653,690
 Portfolio of Outside Trusts...............................                --              --              --               --
Asset charges payable......................................                97           1,429           1,168            4,820
                                                                   ----------     -----------     -----------     ------------
Total liabilities..........................................               166       1,062,123          43,811        5,658,510
                                                                   ----------     -----------     -----------     ------------
Net assets.................................................        $3,533,069     $56,033,021     $52,663,086     $189,140,131
                                                                   ==========     ===========     ===========     ============

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000

                                                             Mid Cap      Small/mid Cap       Real Estate              Growth &
                                                              Value           Growth            Equity                  Income
                                                           Subaccount       Subaccount        Subaccount              Subaccount
                                                           ----------     -------------       -----------             ----------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value.............    $31,539,966     $12,113,014        $17,858,812            $182,636,457
Investments in shares of portfolios of Outside
 Trusts, at value......................................             --              --                 --                      --
Receivable from:
 John Hancock Variable Series Trust I..................         14,549           7,592              9,207                 184,566
 Portfolio of Outside Trusts...........................             --              --                 --                      --
                                                           -----------     -----------        -----------            ------------
Total assets...........................................     31,554,515      12,120,606         17,868,019             182,821,023
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..........         13,735           7,211              8,870                 178,590
 Portfolio of Outside Trusts...........................             --              --                 --                      --
Asset charges payable..................................            814             381                337                   5,976
                                                           -----------     -----------        -----------            ------------
Total liabilities......................................         14,549           7,592              9,207                 184,566
                                                           -----------     -----------        -----------            ------------
Net assets.............................................    $31,539,966     $12,113,014        $17,858,812            $182,636,457
                                                           ===========     ===========        ===========            ============

                                                                            Short-term         Small Cap            International
                                                            Managed            Bond             Equity              Opportunities
                                                           Subaccount       Subaccount        Subaccount             Subaccount
                                                           ----------       ----------        ----------            -------------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value.............   $128,889,839     $16,559,672        $26,092,949            $41,366,171
Investments in shares of portfolios of Outside
 Trusts, at value......................................             --              --                 --                     --
Receivable from:
 John Hancock Variable Series Trust I..................        162,149          18,438            469,529                 27,592
 Portfolio of Outside Trusts...........................             --              --                 --                     --
                                                          ------------     -----------        -----------            -----------
Total assets...........................................    129,051,988      16,578,110         26,562,478             41,393,763
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..........        156,559          18,146            468,842                 26,560
 Portfolio of Outside Trusts...........................             --              --                 --                     --
Asset charges payable..................................          5,590             292                687                  1,032
                                                          ------------     -----------        -----------            -----------
Total liabilities......................................        162,149          18,438            469,529                 27,592
                                                          ------------     -----------        -----------            -----------
Net assets.............................................   $128,889,839     $16,559,672        $26,092,949            $41,366,171
                                                          ============     ===========        ===========            ===========

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                                               Turner         Brandes
                                                                     Equity       Global        Core       International
                                                                     Index         Bond        Growth         Equity
                                                                   Subaccount   Subaccount   Subaccount     Subaccount
                                                                   ----------   ----------   ----------    -------------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value..................      $160,798,440   $8,150,109           --             --
Investments in shares of portfolios of Outside
 Trusts, at value...........................................                --           --  $22,550,873    $36,778,383
Receivable from:
 John Hancock Variable Series Trust I.......................           142,079        3,841           --             --
 Portfolio of Outside Trusts................................                --           --      179,536        109,167
                                                                  ------------  -----------  -----------    -----------
Total assets................................................       160,940,519    8,153,950   22,730,409     36,887,550
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company...............           138,139        3,610           --             --
 Portfolio of Outside Trusts................................                --           --      179,137        108,613
Asset charges payable.......................................             3,940          231          399            554
                                                                  ------------  -----------  -----------    -----------
Total liabilities...........................................           142,079        3,841      179,536        109,167
                                                                  ------------  -----------  -----------    -----------
Net assets..................................................      $160,798,440   $8,150,109  $22,550,873    $36,778,383
                                                                  ============  ===========  ===========    ===========


                                                                    Frontier      Clifton     Emerging
                                                                    Capital      Enhanced     Markets          Bond
                                                                  Appreciation  U.S. Equity    Equity          Index
                                                                   Subaccount   Subaccount   Subaccount     Subaccount
                                                                  ------------  -----------  ----------     ----------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value..................                --           --  $ 5,278,940    $12,799,604
Investments in shares of portfolios of Outside
 Trusts, at value...........................................      $ 23,632,255  $10,205,351           --             --
Receivable from:
 John Hancock Variable Series Trust I.......................                --           --       10,248            593
 Portfolio of Outside Trusts................................           184,569          882           --             --
                                                                  ------------  -----------  -----------    -----------
Total assets................................................        23,816,824   10,206,233    5,289,188     12,800,197
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company...............                --           --       10,112            285
 Portfolio of Outside Trusts................................           184,197          743           --             --
Asset charges payable.......................................               372          139          136            308
                                                                  ------------  -----------  -----------    -----------
Total liabilities...........................................           184,569          882       10,248            593
                                                                  ------------  -----------  -----------    -----------
Net assets..................................................      $ 23,632,255  $10,205,351  $ 5,278,940    $12,799,604
                                                                  ============  ===========  ===========    ===========

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                                              High        Large Cap
                                                                               Small/mid     Yield        Aggressive    Fundamental
                                                                                Cap Core      Bond          Growth        Growth
                                                                               Subaccount  Subaccount     Subaccount    Subaccount
                                                                               ----------  ----------     ----------    -----------
Assets
Investments in shares of portfolios of John Hancock
 Variable Series Trust I, at value.....................................        $2,657,431  $4,742,004     $  344,987    $2,013,134
Investments in shares of portfolios of Outside Trusts, at
 value.................................................................                --          --             --            --
Receivable from:
 John Hancock Variable Series Trust I..................................            13,675      11,348             11            41
 Portfolio of Outside Trusts...........................................                --          --             --            --
                                                                               ----------  ----------     ----------    ----------
Total assets...........................................................         2,671,106   4,753,352        344,998     2,013,175
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..........................            13,617      11,231             --            --
 Portfolio of Outside Trusts...........................................                --          --             --            --
Asset charges payable..................................................                58         117             11            41
                                                                               ----------  ----------     ----------    ----------
Total liabilities......................................................            13,675      11,348             11            41
                                                                               ----------  ----------     ----------    ----------
Net assets.............................................................        $2,657,431  $4,742,004     $  344,987    $2,013,134
                                                                               ==========  ==========     ==========    ==========

                                                                                             American
                                                                                           Leaders Large   AIM V.I.    Fidelity VIP
                                                                               Core Bond     Cap Value      Value         Growth
                                                                               Subaccount   Subaccount    Subaccount    Subaccount
                                                                               ----------  -------------  ----------   ------------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value..............................................        $   16,062  $  553,446             --            --
Investments in shares of portfolios of Outside Trusts, at value........                --          --     $1,164,444    $1,517,758
Receivable from:
 John Hancock Variable Series Trust I..................................               564          21             --            --
 Portfolio of Outside Trusts...........................................                --          --             25        63,072
                                                                               ----------  ----------     ----------    ----------
Total assets...........................................................            16,626     553,467      1,164,469     1,580,830
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..........................               564          --             --            --
 Portfolio of Outside Trusts...........................................                --          --             --        63,030
Asset charges payable..................................................                --          21             25            42
                                                                               ----------  ----------     ----------    ----------
Total liabilities......................................................               564          21             25        63,072
                                                                               ----------  ----------     ----------    ----------
Net assets.............................................................        $   16,062  $  553,446     $1,164,444    $1,517,758
                                                                               ==========  ==========     ==========    ==========

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                                  Janus     Janus Aspen   MFS New
                                                              Fidelity VIP II     Aspen      Worldwide   Discovery      Templeton
                                                                Contrafund     Global Tech    Growth       Series     International
                                                                Subaccount     Subaccount   Subaccount   Subaccount     Subaccount
                                                              ---------------  -----------  -----------  ----------   -------------
Assets
Investments in shares of portfolios of John Hancock
 Variable Series Trust I, at value..........................            --            --            --           --           --
Investments in shares of portfolios of Outside Trusts,
 at value...................................................    $1,006,617      $442,306    $1,038,378   $1,178,457     $870,339
Receivable from:
 John Hancock Variable Series Trust I.......................            --            --            --           --           --
 Portfolio of Outside Trusts................................            40            16            32           32           31
                                                                ----------      --------    ----------   ----------     --------
Total assets................................................     1,006,657       442,322     1,038,410    1,178,489      870,370
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company...............            --            --            --           --           --
 Portfolio of Outside Trusts................................            14            --            --           32           --
Asset charges payable.......................................            26            16            32           --           31
                                                                ----------      --------    ----------   ----------     --------
Total liabilities...........................................            40            16            32           32           31
                                                                ----------      --------    ----------   ----------     --------
Net assets..................................................    $1,006,617      $442,306    $1,038,378   $1,178,457     $870,339
                                                                ==========      ========    ==========   ==========     ========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                           STATEMENTS OF OPERATIONS

                     Years and periods ended December 31,


                                                     Large Cap Growth Subaccount                  Active Bond Subaccount
                                              ----------------------------------------   ----------------------------------------
                                                  2000          1999          1998           2000          1999           1998
                                              ------------   -----------   -----------   ------------   -----------    ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....    $ 20,421,555   $17,558,034   $ 6,312,073   $  2,372,089   $ 2,851,613    $2,190,901
 Portfolio of Outside Trusts..............              --            --            --             --            --            --
                                              ------------   -----------   -----------   ------------   -----------    ----------
Total investment income...................      20,421,555    17,558,034     6,312,073      2,372,089     2,851,613     2,190,901
Expenses:
 Mortality and expense risks..............        (433,387)     (324,595)     (168,652)       (92,625)     (126,407)      (93,556)
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net investment income.....................      19,988,168    17,233,439     6,143,421      2,279,464     2,725,206     2,097,345
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..............       5,243,833     5,003,007     1,750,881     (1,159,229)   (1,391,910)      185,230
 Net unrealized appreciation
  (depreciation) during the period........     (53,885,375)   (2,053,672)    8,041,022      2,598,926    (1,837,190)     (378,058)
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net realized and unrealized gain
 (loss) on investments....................     (48,641,542)    2,949,335     9,791,903      1,439,697    (3,229,100)     (192,828)
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations................    $(28,653,374)  $20,182,774   $15,935,324   $  3,719,161   $  (503,894)   $1,904,517
                                              ============   ===========   ===========   ============   ===========    ==========


                                               International Equity Index Subaccount            Small Cap Growth Subaccount
                                              ---------------------------------------    ----------------------------------------
                                                 2000            1999         1998           2000           1999           1998
                                              -----------     ----------   ----------    ------------    -----------    ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....    $ 1,780,524     $  936,475   $1,930,710    $  3,489,821    $ 3,697,955            --
 Portfolio of Outside Trusts..............             --             --           --              --             --            --
                                              -----------     ----------   ----------    ------------    -----------    ----------
Total investment income...................      1,780,524        936,475    1,930,710       3,489,821      3,697,955            --
Expenses:
 Mortality and expense risks..............       (112,998)       (81,058)     (45,651)       (135,490)       (60,221)   $  (22,593)
                                              -----------     ----------   ----------    ------------    -----------    ----------
Net investment income (loss)..............      1,667,526        855,417    1,885,059       3,354,331      3,637,734       (22,593)
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains.......................        670,269        753,750      152,030       2,830,901      2,548,944        58,729
 Net unrealized appreciation
  depreciation) during the period.........     (8,622,825)     4,871,167       78,480     (17,022,592)     3,920,455     1,070,805
                                              -----------     ----------   ----------    ------------    -----------    ----------
Net realized and unrealized gain
 (loss) on investments....................     (7,952,556)     5,624,917      230,510     (14,191,691)     6,469,399     1,129,534
                                              -----------     ----------   ----------    ------------    -----------    ----------
Net increase (decrease) in net assets
resulting from operations.................    $(6,285,030)    $6,480,334   $2,115,569    $(10,837,360)   $10,107,133    $1,106,941
                                              ===========     ==========   ==========    ============    ===========    ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                         Global Balanced Subaccount               Mid Cap Growth Subaccount
                                                    -------------------------------------  ---------------------------------------
                                                       2000         1999          1998         2000          1999          1998
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............  $  191,397   $   372,766   $  185,760  $  9,182,305   $ 6,491,783  $ 1,114,374
 Portfolio of Outside Trusts......................          --            --           --            --            --           --
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Total investment income...........................     191,397       372,766      185,760     9,182,305     6,491,783    1,114,374
Expenses:
 Mortality and expense risks......................      15,646        13,792        9,687       243,927       102,248       26,123
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Net investment income.............................     175,751       358,974      176,073     8,938,378     6,389,535    1,088,251
Net realized and unrealized gain
 on investments:
 Net realized gains (losses)......................    (506,008)       15,640       24,206     8,113,159     5,188,018      599,619
 Net unrealized appreciation (depreciation)
  during the period...............................    (109,325)     (173,912)     147,461   (49,252,941)   15,078,681    1,184,263
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Net realized and unrealized gain
 (loss) on investments............................    (615,333)     (158,272)     171,667   (41,139,782)   20,266,699    1,783,882
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Net increase (decrease) in net assets
 resulting from operations........................  $ (439,582)  $   200,702   $  347,740  $(32,201,404)  $26,656,234  $ 2,872,133
                                                    ==========   ===========   ==========  ============   ===========  ===========

                                                          Large Cap Value Subaccount               Money Market Subaccount
                                                    -------------------------------------  ---------------------------------------
                                                       2000         1999          1998        2000          1999         1998
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............  $2,639,356   $ 1,809,072   $  797,874  $  5,765,606   $ 3,279,928  $ 1,854,829
 Portfolio of Outside Trusts......................          --            --           --            --            --           --
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Total investment income...........................   2,639,356     1,809,072      797,874     5,765,606     3,279,928    1,854,829
Expenses:
 Mortality and expense risks......................     109,830        88,877       41,415       328,559       291,398      167,813
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Net investment income.............................   2,529,526     1,720,195      756,459     5,437,047     2,988,530    1,687,016
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)......................    (861,398)      705,454      330,827            --            --           --
 Net unrealized appreciation (depreciation)
  during the period...............................   3,840,473    (2,181,112)     145,355            --            --           --
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Net realized and unrealized gain
 (loss) on investments............................   2,979,075    (1,475,658)     476,182            --            --           --
                                                    ----------   -----------   ----------  ------------   -----------  -----------
Net increase in net assets resulting from
 operations.......................................  $5,508,601   $   244,537   $1,232,641  $  5,437,047   $ 2,988,530  $ 1,687,016
                                                    ==========   ===========   ==========  ============   ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                     Mid Cap Value Subaccount                Small/Mid Cap Growth Subaccount
                                              ---------------------------------------    ---------------------------------------
                                                 2000          1999          1998           2000          1999          1998
                                              -----------   -----------   -----------    -----------   -----------   -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......   $ 3,243,126   $   110,190   $   120,469    $ 1,246,873   $ 1,421,656   $   142,469
 Portfolio of Outside Trusts...............            --            --            --             --            --            --
                                              -----------   -----------   -----------    -----------   -----------   -----------
Total investment income....................     3,243,126       110,190       120,469      1,246,873     1,421,656       142,469
Expenses:
 Mortality and expense risks...............        84,295        68,611        45,020         39,985        32,995        34,432
                                              -----------   -----------   -----------    -----------   -----------   -----------
Net investment income......................     3,158,831        41,579        75,449      1,206,888     1,388,661       108,037
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)...............     2,578,812      (860,332)     (538,516)      (652,532)       13,375       232,246
 Net unrealized appreciation (depreciation)
  during the period........................       689,275     1,757,919      (830,390)       119,763    (1,001,208)      236,333
                                              -----------   -----------   -----------    -----------   -----------   -----------
Net realized and unrealized gain (loss) on
 investments...............................     3,268,087       897,587    (1,368,906)      (532,769)     (987,833)      468,579
                                              -----------   -----------   -----------    -----------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations.................   $ 6,426,918   $   939,166   $(1,293,457)   $   674,119   $   400,828   $   576,616
                                              ===========   ===========   ===========    ===========   ===========   ===========

                                                   Real Estate Equity Subaccount                Growth & Income Subaccount
                                              ---------------------------------------    ----------------------------------------
                                                 2000          1999          1998           2000           1999          1998
                                              -----------   -----------   -----------    ------------   -----------   -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......   $ 1,569,398   $   544,845   $   305,783    $ 34,126,174   $23,565,679   $ 9,266,175
 Portfolio of Outside Trusts...............            --            --            --              --            --            --
                                              -----------   -----------   -----------    ------------   -----------   -----------
Total investment income....................     1,569,398       544,845       305,783      34,126,174    23,565,679     9,266,175
Expenses:
 Mortality and expense risks...............        45,265        29,468        22,716         844,779       715,377       290,361
                                              -----------   -----------   -----------    ------------   -----------   -----------
Net investment income......................     1,524,133       515,377       283,067      33,281,395    22,850,302     8,975,814
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)...............     1,851,413      (735,504)     (454,979)      2,197,930     6,207,253     2,061,212
 Net unrealized appreciation (depreciation)
  during the period........................     1,041,612        80,925      (698,676)    (63,700,088)  (5,814,839)     7,759,307
                                              -----------   -----------   -----------    ------------   -----------   -----------
Net realized and unrealized gain (loss) on
 investments...............................     2,893,025      (654,579)   (1,153,655)    (61,502,158)      392,414     9,820,519
                                              -----------   -----------   -----------    ------------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations.................   $ 4,417,158   $  (139,202)  $  (870,588)   $(28,220,763)  $23,242,716   $18,796,333
                                              ===========   ===========   ===========    ============   ===========   ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                        Managed Subaccount                      Short-Term Bond Subaccount
                                              ---------------------------------------    ----------------------------------------
                                                  2000          1999          1998          2000          1999           1998
                                              ------------   -----------   ----------    -----------   -----------   ------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......   $ 13,844,402   $11,251,980   $3,606,186    $   920,563   $   957,614    $   977,164
 Portfolio of Outside Trusts...............             --            --           --             --            --             --
                                              ------------   -----------   ----------    -----------   -----------    -----------
Total investment income....................     13,844,402    11,251,980    3,606,186        920,563       957,614        977,164
Expenses:
 Mortality and expense risks...............        686,633       495,544      121,905         37,022        50,128         50,947
                                              ------------   -----------   ----------    -----------   -----------    -----------
Net investment income......................     13,157,769    10,756,436    3,484,281        883,541       907,486        926,217
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)...............       (233,751)    2,233,258      278,186       (210,780)     (441,667)        24,740
 Net unrealized appreciation (depreciation)
  during the period........................    (13,708,391)   (6,419,069)   1,791,231        451,906       (85,754)      (136,999)
                                              ------------   -----------   ----------    -----------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments...............................    (13,942,142)   (4,185,811)   2,069,417        241,126      (527,421)      (112,259)
                                              ------------   -----------   ----------    -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................   $   (784,373)  $ 6,570,625   $5,553,698    $ 1,124,667   $   380,065    $   813,958
                                              ============   ===========   ==========    ===========   ===========    ===========

                                                     Small Cap Equity Subaccount        International Opportunities Subaccount
                                                 -----------------------------------   ----------------------------------------
                                                    2000         1999        1998          2000           1999          1998
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......      $ 2,024,209   $ 409,324   $  47,350   $  2,592,009    $2,096,195    $  103,399
 Portfolio of Outside Trusts...............               --          --          --             --            --            --
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Total investment income....................        2,024,209     409,324      47,350      2,592,009     2,096,195       103,399
Expenses:
 Mortality and expense risks...............           89,912      64,613      33,335        134,950        90,191        50,003
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net investment income......................        1,934,297     344,711      14,015      2,457,059     2,006,004        53,396
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)...............         (158,893)   (979,002)     (9,919)     2,209,044     1,907,809       191,495
 Net unrealized appreciation (depreciation)
  during the period........................       (4,241,216)    325,684    (523,693)   (11,479,826)    3,818,953     1,108,416
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net realized and unrealized gain (loss) on
 investments...............................       (4,400,109)   (653,318)   (533,612)    (9,270,782)    5,726,762     1,299,911
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net increase (decrease) in net assets
resulting from operations..................      $(2,465,812)  $(308,607)  $(519,597)  $ (6,813,723)   $7,732,766    $1,353,307
                                                 ===========   =========   =========   ============    ==========    ==========


See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                             Equity Index Subaccount                Global Bond Subaccount
                                                     --------------------------------------  -------------------------------------
                                                         2000          1999         1998        2000          1999         1998
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.........      $  8,279,123   $ 5,839,023  $1,337,750  $   459,052   $   460,088  $  303,545
  Portfolio of Outside Trusts..................                --            --          --           --            --          --
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Total investment income........................         8,279,123     5,839,023   1,337,750      459,052       460,088     303,545
Expenses:
  Mortality and expense risks..................           552,681       335,573     126,021       28,858        35,321      19,894
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Net investment income..........................         7,726,442     5,503,450   1,211,729      430,194       424,767     283,651
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses)..................         4,357,007     7,681,081     691,270     (302,157)     (204,675)     81,659
  Net unrealized appreciation (depreciation)
  during the period............................       (30,073,491)    4,678,509   6,098,919      688,537      (433,526)     43,608
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Net realized and unrealized gain (loss) on
  investments..................................       (25,716,484)   12,359,590   6,790,189      386,380      (638,201)    125,267
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Net increase (decrease) in net assets resulting
  from operations..............................      $(17,990,042)  $17,863,040  $8,001,918  $   816,574   $  (213,434) $  408,918
                                                     ============   ===========  ==========  ===========   ===========  ==========

                                                        Turner Core Growth Subaccount       Brandes International Equity Subaccount
                                                     -------------------------------------  --------------------------------------
                                                         2000          1999         1998        2000           1999         1998
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.........      $         --   $        --  $       --  $        --   $        --  $       --
  Portfolio of Outside Trusts..................         3,134,021     1,349,358      84,940    2,849,758       549,978      32,677
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Total investment income........................         3,134,021     1,349,358      84,940    2,849,758       549,978      32,677
Expenses:
  Mortality and expense risks..................            61,261        33,920       7,737       57,452        34,297       7,502
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Net investment income..........................         3,072,760     1,315,438      77,203    2,792,306       515,681      25,175
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains...........................         2,749,177     1,038,462     156,278    1,629,793       507,727      12,541
  Net unrealized appreciation (depreciation)
  during the period............................        (8,773,256)    1,626,646     562,620   (2,602,173)    3,486,097     (26,022)
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Net realized and unrealized gain (loss)
  on investments...............................        (6,024,079)    2,665,108     718,898     (972,380)    3,993,824     (13,481)
                                                     ------------   -----------  ----------  -----------   -----------  ----------
Net increase (decrease) in net assets resulting
  from operations..............................      $ (2,951,319)  $ 3,980,546  $  796,101  $ 1,819,926   $ 4,509,505  $   11,694
                                                     ============   ===========  ==========  ===========   ===========  ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                             Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                             -----------------------------------------   ---------------------------------------
                                                 2000            1999         1998           2000           1999        1998
                                             --------------  -----------   -----------   -----------    -----------   ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.....   $          --  $        --   $        --   $        --    $        --   $       --
  Portfolio of Outside Trusts..............       5,801,558      487,465        34,738     1,412,843        532,067       72,302
                                              -------------  -----------   -----------   -----------    -----------   ----------
Total investment income....................       5,801,558      487,465        34,738     1,412,843        532,067       72,302
Expenses:
  Mortality and expense risks..............          54,938       37,471        24,841        19,820         13,930        4,069
                                              -------------  -----------   -----------   -----------    -----------   ----------
Net investment income......................       5,746,620      449,994         9,897     1,393,023        518,137       68,233
Net realized and unrealized gain
  (loss) on investments:
  Net realized gains (losses)..............       4,402,175      624,068      (445,752)      132,736        264,436       87,723
  Net unrealized appreciation
  (depreciation) during the period.........      (9,587,258)   3,431,408       432,064    (2,553,428)       151,562       89,677
                                              -------------  -----------   -----------   -----------    -----------   ----------
Net realized and unrealized gain (loss) on
  investments..............................      (5,185,083)   4,055,476       (13,688)   (2,420,692)       415,998      177,400
                                              -------------  -----------   -----------   -----------    -----------   ----------
Net increase (decrease) in net assets
  resulting from operations................   $     561,537  $ 4,505,470   $    (3,791)  $(1,027,669)   $   934,135   $  245,633
                                              =============  ===========   ===========   ===========    ===========   ==========

                                                 Emerging Markets Equity Subaccount               Bond Index Subaccount
                                             -----------------------------------------   ---------------------------------------
                                                  2000          1999          1998          2000           1999          1998
                                             --------------  -----------   -----------   -----------    -----------   ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.....   $     454,929  $   137,724   $       522   $   514,721    $   140,772   $   23,842
  Portfolio of Outside Trusts..............              --           --            --            --             --           --
                                              -------------  -----------   -----------   -----------    -----------   ----------
Total investment income....................         454,929      137,724           522       514,721        140,772       23,842
Expenses:
  Mortality and expense risks..............          22,702        5,465           387        27,209         10,636          937
                                              -------------  -----------   -----------   -----------    -----------   ----------
Net investment income......................         432,227      132,259           135       487,512        130,136       22,905
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses)..............      (1,410,734)     663,998       (45,975)      (53,751)      (104,174)       1,002
  Net unrealized appreciation (depreciation)
  during the period........................      (2,006,595)     432,248         2,289       472,128        (78,192)     (10,217)
                                              -------------  -----------   -----------   -----------    -----------   ----------
Net realized and unrealized gain (loss) on
  investments..............................      (3,417,329)   1,096,246       (43,686)      418,377       (182,366)      (9,215)
                                              -------------  -----------   -----------   -----------    -----------   ----------
Net increase (decrease) in net assets
  resulting from operations................   $  (2,985,102) $ 1,228,505   $   (43,551)  $   905,889    $   (52,230)  $   13,690
                                              =============  ===========   ===========   ===========    ===========   ==========

 ______________________________________________

* From May 1, 1998 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                                  Small/Mid Cap CORE Subaccount       High Yield Bond Subaccount
                                                                 -------------------------------   ---------------------------------
                                                                   2000        1999      1998*       2000        1999        1998*
                                                                 ----------  ---------  ---------  ----------  ----------  ---------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.........................   $ 106,135   $ 54,784         --   $ 373,904   $ 352,641    $ 88,721
 Portfolio of Outside Trusts..................................          --         --         --          --          --          --
                                                                 ---------   --------   --------   ---------   ---------    --------
Total investment income.......................................     106,135     54,784         --     373,904     352,641      88,721
Expenses:
 Mortality and expense risks..................................       5,370      2,073   $    535      14,689      12,206       1,962
                                                                 ---------   --------   --------   ---------   ---------    --------
Net investment income (loss)..................................     100,765     52,711       (535)    359,215     340,435      86,759
Net realized and unrealized gain (loss) on investments:
 Net realized gains (losses)..................................      52,147     65,733    (25,196)   (207,326)     42,365      64,824
 Net unrealized appreciation (depreciation) during the
  period......................................................    (145,708)   (10,735)    18,718    (650,931)   (139,659)    149,416
                                                                 ---------   --------   --------   ---------   ---------    --------
Net realized and unrealized gain (loss) on investments........     (93,561)    54,998     (6,478)   (858,257)    (97,294)    214,240
                                                                 ---------   --------   --------   ---------   ---------    --------
Net increase (decrease) in net assets resulting from
  operations..................................................   $   7,204   $107,709   $ (7,013)  $(499,042)  $ 243,141    $300,999
                                                                 =========   ========   ========   =========   =========    ========

                                                                                                                     American
                                                                  Large Cap        Fundamental                     Leaders Large
                                                              Aggressive Growth       Growth       Core Bond         Cap Value
                                                                 Subaccount         Subaccount     Subaccount       Subaccount
                                                              -----------------    -----------    -----------    ----------------
                                                                   2000**            2000***       2000****          2000****
                                                              -----------------    -----------    -----------    ----------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.........................    $  6,164         $ 206,294         $254            $ 3,426
 Portfolio of Outside Trusts..................................          --                --           --                 --
                                                                  --------         ---------         ----            -------
Total investment income.......................................       6,164           206,294          254              3,426
Expenses:
 Mortality and expense risks..................................         260             1,175            7                682
                                                                  --------         ---------         ----            -------
Net investment income.........................................       5,904           205,119          247              2,744
Net realized and unrealized gain (loss) on investments:
 Net realized gains (losses)..................................     (11,798)          (46,349)          89              8,325
 Net unrealized appreciation (depreciation) during the
  period......................................................     (37,617)         (568,635)          96              9,977
                                                                  --------         ---------         ----            -------
Net realized and unrealized gain (loss) on investments........     (49,415)         (614,984)         185             18,302
                                                                  --------         ---------         ----            -------
Net increase (decrease) in net assets resulting from
  operations..................................................    $(43,511)        $(409,865)        $432            $21,046
                                                                  ========         =========         ====            =======

 -------------------------
   * From May 1, 1998 (commencement of operations).
  ** From April 24, 2000 (commencement of operations).
 *** From April 28, 2000 (commencement of operations).
**** From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and Periods ended December 31,



                                                      Aim V.I.                             Fidelity VIP II
                                                       Value        Fidelity VIP Growth       Contrafund       Janus Aspen Global
                                                     Subaccount          Subaccount           Subaccount         Tech Subaccount
                                                    ------------    --------------------   ----------------   ---------------------
                                                       2000**              2000**               2000**               2000***
                                                    ------------    --------------------   ----------------   ---------------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............           --                 --                  --                    --
 Portfolio of Outside Trusts......................    $  48,587                 --                  --             $   2,686
                                                    -----------         ----------            --------             ---------
Total investment income...........................       48,587                 --                  --                 2,686
Expenses:
 Mortality and expense risks......................          954          $   1,420            $  1,017                   658
                                                    -----------         ----------            --------             ---------
Net investment income (loss)......................       47,633             (1,420)             (1,017)                2,028
Net realized and unrealized (loss) on
  investments:
 Net realized (losses)............................      (54,358)            (8,731)            (11,057)              (69,974)
 Net unrealized (depreciation) during the period..     (101,244)          (156,818)            (35,244)              (98,497)
                                                    -----------         ----------            --------             ---------
Net realized and unrealized (loss) on
  investments.....................................     (155,602)          (165,549)            (46,301)             (168,471)
                                                    -----------         ----------            --------             ---------
Net (decrease) in net assets resulting from
  operations......................................    $(107,969)         $(166,969)           $(47,318)            $(166,443)
                                                    ===========         ==========            ========             =========

                                                                             Janus Aspen      MFS New
                                                                              Worldwide      Discovery         Templeton
                                                                                Growth         Series        International
                                                                             Subaccount      Subaccount       Subaccount
                                                                             -----------     ----------     ---------------
                                                                               2000***         2000**           2000**
                                                                             -----------     ----------     ---------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I....................................            --             --               --
 Portfolio of Outside Trusts.............................................     $  18,937             --               --
                                                                             ----------      ---------         --------
Total investment income..................................................        18,937             --               --
Expenses:
 Mortality and expense risks.............................................         1,396       $  1,349          $   640
                                                                             ----------      ---------         --------
Net investment income (loss).............................................        17,541         (1,349)            (640)
Net realized and unrealized gain (loss) on investments:
 Net realized gains (losses).............................................      (140,835)        16,026           11,899
 Net unrealized appreciation
  (depreciation) during the period.......................................       (61,721)       (94,403)          15,320
                                                                             ----------      ---------         --------
Net realized and unrealized gain (loss) on investments...................      (202,556)       (78,377)          27,219
                                                                             ----------      ---------         --------
Net increase (decrease) in net assets
 resulting from operations...............................................     $(185,015)      $(79,726)         $26,579
                                                                             ==========      =========         ========

 -------------------------
 ** From April 24, 2000 (commencement of operations).
*** From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                     Years and periods ended December 31,

                                                     Large Cap Growth Subaccount                    Active Bond Subaccount
                                              -----------------------------------------  -----------------------------------------
                                                  2000           1999          1998          2000           1999          1998
                                              -------------  ------------  ------------  ------------   ------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income......................  $  19,988,168  $ 17,233,439  $  6,143,421  $  2,279,464   $  2,725,206  $  2,097,345
 Net realized gains (losses)................      5,243,833     5,003,007     1,750,881    (1,159,229)    (1,391,910)      185,230
 Net unrealized appreciation
  (depreciation) during the period..........    (53,885,375)   (2,053,672)    8,041,022     2,598,926     (1,837,190)     (378,058)
                                              -------------  ------------  ------------  ------------   ------------  ------------
Net increase (decrease) in net
 assets resulting from operations...........    (28,653,374)   20,182,774    15,935,324     3,719,161       (503,894)    1,904,517
From policyholder transactions:
 Net premiums from policyholders............    143,098,730    75,667,981    29,859,648    37,518,244     74,595,720    38,567,292
 Net benefits to policyholders..............   (101,783,680)  (45,347,424)  (13,281,028)  (30,443,585)   (68,312,320)  (27,391,317)
                                              -------------  ------------  ------------  ------------   ------------  ------------
Net increase in net assets resulting
 from policyholder transactions.............     41,315,050    30,320,557    16,578,620     7,074,659      6,283,400    11,175,975
                                              -------------  ------------  ------------  ------------   ------------  ------------
Net increase in net assets..................     12,661,676    50,503,331    32,513,944    10,793,820      5,779,506    13,080,492
Net assets at beginning of period...........    115,521,551    65,018,220    32,504,276    38,321,473     32,541,967    19,461,475
                                              -------------  ------------  ------------  ------------   ------------  ------------
Net assets at end of period.................  $ 128,183,227  $115,521,551  $ 65,018,220  $ 49,115,293   $ 38,321,473  $ 32,541,967
                                              =============  ============  ============  ============   ============  ============

                                               International Equity Index Subaccount         Small Cap Growth Subaccount
                                              ---------------------------------------  ----------------------------------------
                                                  2000          1999         1998          2000           1999         1998
                                              ------------  ------------  -----------  -------------  ------------  -----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)..............   $  1,667,526  $    855,417  $ 1,885,059  $   3,354,331  $  3,637,734  $   (22,593)
 Net realized gains........................        670,269       753,750      152,030      2,830,901     2,548,944       58,729
 Net unrealized appreciation
  (depreciation) during the period.........     (8,622,825)    4,871,167       78,480    (17,022,592)    3,920,455    1,070,805
                                              ------------  ------------  -----------  -------------  ------------  -----------
Net increase (decrease) in net assets
 resulting from operations.................     (6,285,030)    6,480,334    2,115,569    (10,837,360)   10,107,133    1,106,941
From policyholder transactions:
 Net premiums from policyholders...........     80,381,214    53,332,374   10,034,119    135,469,377    52,637,861   12,088,047
 Net benefits to policyholders.............    (72,181,237)  (39,209,664)  (8,344,107)  (119,877,527)  (40,800,272)  (6,621,834)
                                              ------------  ------------  -----------  -------------  ------------  -----------
Net increase in net assets resulting
 from policyholder transactions............      8,199,977    14,122,710    1,690,012     15,591,850    11,837,589    5,466,213
                                              ------------  ------------  -----------  -------------  ------------  -----------
Net increase in net assets.................      1,914,947    20,603,044    3,805,581      4,754,490    21,944,722    6,573,154
Net assets at beginning of period..........     33,198,674    12,595,630    8,790,049     31,022,828     9,078,106    2,504,952
                                              ------------  ------------  -----------  -------------  ------------  -----------
Net assets at end of period................   $ 35,113,621  $ 33,198,674  $12,595,630  $  35,777,318  $ 31,022,828  $ 9,078,106
                                              ============  ============  ===========  =============  ============  ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                      Global Balanced Subaccount                Mid Cap Growth Subaccount
                                                -------------------------------------   -----------------------------------------
                                                   2000         1999         1998           2000            1999         1998
                                                -----------  -----------  -----------   -------------   ------------  -----------
Increase (decrease) in net assets
 from operations:
 Net investment income......................    $   175,751  $   358,974  $   176,073   $   8,938,378   $  6,389,535  $ 1,088,251
 Net realized gains (losses)................       (506,008)      15,640       24,206       8,113,159      5,188,018      599,619
 Net unrealized appreciation
  (depreciation) during the period..........       (109,325)    (173,912)     147,461     (49,252,941)    15,078,681    1,184,263
                                                -----------  -----------  -----------   -------------   ------------  -----------
Net increase (decrease) in net
 assets resulting from operations...........       (439,582)     200,702      347,740     (32,201,404)    26,656,234    2,872,133
From policyholder transactions:
 Net premiums from policyholders............      8,122,728    6,295,052    3,163,316     196,712,586     65,183,285   11,323,614
 Net benefits to policyholders..............     (8,741,933)  (5,007,225)  (1,882,974)   (171,977,777)   (41,018,347)  (5,132,055)
                                                -----------  -----------  -----------   -------------   ------------  -----------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions..................       (619,205)   1,287,827    1,280,342      24,734,809     24,164,938    6,191,559
                                                -----------  -----------  -----------   -------------   ------------  -----------
Net increase (decrease) in net
 assets.....................................     (1,058,787)   1,488,529    1,628,082      (7,466,595)    50,821,172    9,063,692
Net assets at beginning of period...........      4,591,856    3,103,327    1,475,245      63,499,616     12,678,444    3,614,752
                                                -----------  -----------  -----------   -------------   ------------  -----------
Net assets at end of period.................    $ 3,533,069  $ 4,591,856  $ 3,103,327   $  56,033,021   $ 63,499,616  $12,678,444
                                                ===========  ===========  ===========   =============   ============  ===========

                                              Large Cap Value Subaccount                       Money Market Subaccount
                                       -----------------------------------------   -----------------------------------------------
                                           2000           1999          1998            2000             1999            1998
                                       ------------   ------------   -----------   ---------------   -------------   -------------
Increase (decrease) in net assets
 from operations:
 Net investment income...............  $  2,529,526   $  1,720,195   $   756,459   $     5,437,047   $   2,988,530   $   1,687,016
 Net realized gains (losses).........      (861,398)       705,454       330,827                --              --              --
 Net unrealized appreciation
  (depreciation) during the period...     3,840,473     (2,181,112)      145,355                --              --              --
                                       ------------   ------------   -----------   ---------------   -------------   -------------
Net increase in net assets
 resulting from operations...........     5,508,601        244,537     1,232,641         5,437,047       2,988,530       1,687,016
From policyholder transactions:
 Net premiums from policyholders.....    88,007,994     37,432,039    15,144,316     1,369,116,199     890,376,545     340,377,358
 Net benefits to policyholders.......   (67,960,426)   (27,199,179)   (4,937,583)   (1,246,419,884)   (918,869,964)   (269,723,839)
                                       ------------   ------------   -----------   ---------------   -------------   -------------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions...........    20,047,568     10,232,860    10,206,733       122,696,315     (28,493,419)     70,653,519
                                       ------------   ------------   -----------   ---------------   -------------   -------------
Net increase (decrease) in net
 assets..............................    25,556,169     10,477,397    11,439,374       128,133,362     (25,504,889)     72,340,535
Net assets at beginning of period....    27,106,917     16,629,520     5,190,146        61,006,769      86,511,658      14,171,123
                                       ------------   ------------   -----------   ---------------   -------------   -------------
Net assets at end of period..........  $ 52,663,086   $ 27,106,917   $16,629,520   $   189,140,131   $  61,006,769   $  86,511,658
                                       ============   ============   ===========   ===============   =============   =============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                Mid Cap Value Subaccount                 Small/Mid Cap Growth Subaccount
                                        -----------------------------------------   -------------------------------------------
                                            2000           1999          1998           2000           1999            1998
                                        -------------  -------------  ------------  -------------  -------------  ----------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $  3,158,831   $     41,579   $    75,449   $  1,206,888    $ 1,388,661       $  108,037
 Net realized gains (losses)..........     2,578,812       (860,332)     (538,516)      (652,532)        13,375          232,246
 Net unrealized appreciation
  (depreciation) during the period....       689,275      1,757,919      (830,390)       119,763     (1,001,208)         236,333
                                        ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from operations............     6,426,918        939,166    (1,293,457)       674,119        400,828          576,616
From policyholder transactions:
 Net premiums from policyholders......    87,480,655     32,024,751    18,837,112     27,528,989     11,809,133        4,563,154
 Net benefits to policyholders........   (81,506,140)   (29,579,995)   (7,855,945)   (26,015,925)    (9,775,543)      (6,481,542)
                                        ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.........................     5,974,515      2,444,756    10,981,167      1,513,064      2,033,590       (1,918,388)
                                        ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets.    12,401,433      3,383,922     9,687,710      2,187,183      2,434,418       (1,341,772)
Net assets at beginning of period.....    19,138,533     15,754,611     6,066,901      9,925,831      7,491,413        8,833,185
                                        ------------   ------------   -----------   ------------   ------------    -------------
Net assets at end of period...........  $ 31,539,966   $ 19,138,533   $15,754,611   $ 12,113,014    $ 9,925,831      $ 7,491,413
                                        ============   ============   ===========   ============   ============    =============


                                              Real Estate Equity Subaccount                 Growth & Income Subaccount
                                        -----------------------------------------   -------------------------------------------
                                            2000           1999          1998           2000           1999             1998
                                        -------------  -------------  ------------  -------------  --------------  ---------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $  1,524,133   $    515,377   $   283,067   $ 33,281,395   $  22,850,302    $  8,975,814
 Net realized gains (losses)..........     1,851,413       (735,504)     (454,979)     2,197,930       6,207,253       2,061,212
 Net unrealized appreciation
  (depreciation) during the period....     1,041,612         80,925      (698,676)   (63,700,088)     (5,814,839)      7,759,307
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations............     4,417,158       (139,202)     (870,588)   (28,220,763)     23,242,716      18,796,333
From policyholder transactions:
 Net premiums from policyholders......   102,840,441     22,699,314     6,964,604     86,946,862     196,639,863      60,975,616
 Net benefits to policyholders........   (98,637,433)   (18,093,640)   (5,513,221)   (85,615,541)   (106,763,955)    (31,360,866)
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase in net assets resulting
 from policyholder transactions.......     4,203,008      4,605,674     1,451,383      1,331,321      89,875,908      29,614,750
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets.     8,620,166      4,466,472       580,795    (26,889,442)    113,118,624      48,411,083
Net assets at beginning of period.....     9,238,646      4,772,174     4,191,379    209,525,899      96,407,275      47,996,192
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net assets at end of period...........  $ 17,858,812   $  9,238,646   $ 4,772,174   $182,636,457   $ 209,525,899    $ 96,407,275
                                        ============   ============   ===========   ============   =============    ============



See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                   Managed Subaccount                       Short-term Bond Subaccount
                                        -----------------------------------------   ------------------------------------------
                                            2000           1999          1998           2000           1999            1998
                                        -------------  -------------  ------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income................  $ 13,157,769   $ 10,756,436   $ 3,484,281   $    883,541   $    907,486    $    926,217
 Net realized gains (losses)..........      (233,751)     2,233,258       278,186       (210,780)      (441,667)         24,740
 Net unrealized appreciation
  (depreciation) during
  the period..........................   (13,708,391)    (6,419,069)    1,791,231        451,906        (85,754)       (136,999)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations............      (784,373)     6,570,625     5,553,698      1,124,667        380,065         813,958
From policyholder transactions:
 Net premiums from policyholders......    33,494,293    113,292,872    21,019,273     20,531,773     41,259,110      27,490,588
 Net benefits to policyholders........   (29,530,890)   (34,219,380)   (8,281,600)   (16,825,756)   (49,156,693)    (21,534,195)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.........................     3,963,403     79,073,492    12,737,673      3,706,017     (7,897,583)      5,956,393
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets.     3,179,030     85,644,117    18,291,371      4,830,684     (7,517,518)      6,770,351
Net assets at beginning of period.....   125,710,809     40,066,692    21,775,321     11,728,988     19,246,506      12,476,155
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period...........  $128,889,839   $125,710,809   $40,066,692   $ 16,559,672   $ 11,728,988    $ 19,246,506
                                        ============   ============   ===========   ============   ============    ============


                                               Small Cap Equity Subaccount            International Opportunities Subaccount
                                        -----------------------------------------   ------------------------------------------
                                            2000           1999          1998           2000           1999            1998
                                        -------------  -------------  ------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income................  $  1,934,297   $    344,711   $    14,015   $  2,457,059   $  2,006,004    $     53,396
 Net realized gains (losses)..........      (158,893)      (979,002)       (9,919)     2,209,044      1,907,809         191,495
 Net unrealized appreciation
  (depreciation) during the period....    (4,241,216)       325,684      (523,693)   (11,479,826)     3,818,953       1,108,416
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations............    (2,465,812)      (308,607)     (519,597)    (6,813,723)     7,732,766       1,353,307
From policyholder transactions:
 Net premiums from policyholders......    61,706,400     39,172,672    11,420,833     91,465,296     43,216,216      23,844,756
 Net benefits to policyholders........   (51,931,035)   (30,591,417)   (4,363,378)   (74,820,451)   (38,372,463)    (12,275,087)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets resulting
 from policyholder transactions.......     9,775,365      8,581,255     7,057,455     16,644,845      4,843,753      11,569,669
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets............     7,309,553      8,272,648     6,537,858      9,831,122     12,576,519      12,922,976
Net assets at beginning of period.....    18,783,396     10,510,748     3,972,890     31,535,049     18,958,530       6,035,554
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period...........  $ 26,092,949   $ 18,783,396   $10,510,748   $ 41,366,171   $ 31,535,049    $ 18,958,530
                                        ============   ============   ===========   ============   ============    ============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                                  Equity Index Subaccount                       Global Bond Subaccount
                                        --------------------------------------------   -----------------------------------------
                                            2000            1999            1998           2000           1999           1998
                                        --------------  --------------  -------------  -------------  -------------  -----------
Increase (decrease) in net assets from
 operations:
 Net investment income................  $   7,726,442   $   5,503,450   $  1,211,729   $    430,194   $    424,767    $   283,651
 Net realized gains (losses)..........      4,357,007       7,681,081        691,270       (302,157)      (204,675)        81,659
 Net unrealized appreciation
  (depreciation) during
  the period..........................    (30,073,491)      4,678,509      6,098,919        688,537       (433,526)        43,608
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations............    (17,990,042)     17,863,040      8,001,918        816,574       (213,434)       408,918
From policyholder transactions:
 Net premiums from policyholders......    155,703,961     225,994,914     60,690,933      8,796,366     11,387,398      9,258,713
 Net benefits to policyholders........   (126,828,610)   (147,909,470)   (31,166,123)   (10,301,347)   (10,615,019)    (3,008,341)
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.........................     28,875,351      78,085,444     29,524,810     (1,504,981)       772,379      6,250,372
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets.     10,885,309      95,948,484     37,526,728       (688,407)       558,945      6,659,290
Net assets at beginning of period.....    149,913,131      53,964,647     16,437,919      8,838,516      8,279,571      1,620,281
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net assets at end of period...........  $ 160,798,440   $ 149,913,131   $ 53,964,647   $  8,150,109   $  8,838,516    $ 8,279,571
                                        =============   =============   ============   ============   ============    ===========




                                             Turner Core Growth Subaccount         Brandes International Equity Subaccount
                                        ----------------------------------------   ----------------------------------------
                                            2000          1999          1998           2000          1999           1998
                                        -------------  ------------  ------------  -------------  ------------  ----------
Increase (decrease) in net assets
 from operations:
 Net investment income...............   $  3,072,760   $ 1,315,438   $    77,203   $  2,792,306   $   515,681    $   343,646
 Net realized gains (losses).........      2,749,177     1,038,462       156,278      1,629,793       507,727         89,337
 Net unrealized appreciation
  (depreciation) during the period...     (8,773,256)    1,626,646       562,620     (2,602,173)    3,486,097         91,915
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations...........     (2,951,319)    3,980,546       796,101      1,819,926     4,509,505        524,898
From policyholder transactions:
 Net premiums from policyholders.....     57,091,019    23,098,524     4,779,974     34,606,916    12,134,533      5,520,633
 Net benefits to policyholders.......    (54,259,832)   (9,308,254)   (1,690,860)   (17,063,755)   (5,569,496)    (2,041,375)
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net increase in net assets resulting
 from policyholder transactions......      2,831,187    13,790,270     3,089,114     17,543,161     6,565,037      3,479,258
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets       (120,132)   17,770,816     3,885,215     19,363,087    11,074,542      4,004,156
Net assets at beginning of period....     22,671,005     4,900,189     1,014,974     17,415,296     6,340,754      2,336,598
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net assets at end of period..........   $ 22,550,873   $22,671,005   $ 4,900,189   $ 36,778,383   $17,415,296    $ 6,340,754
                                        ============   ===========   ===========   ============   ===========    ===========




See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                      Years and periods ended december 31,

                                            Frontier Capital Appreciation Subaccount    Clifton Enhanced U.s. Equity Subaccount
                                            -----------------------------------------   ----------------------------------------
                                                2000           1999          1998           2000          1999           1998
                                            -------------  -------------  ------------  -------------  ------------  -----------
Increase (decrease) in net assets from
 operations:
 Net investment income....................  $  5,746,620   $    449,994   $     9,897   $  1,393,023   $   518,137    $    68,233
 Net realized gains (losses)..............     4,402,175        624,068      (445,752)       132,736       264,436         87,723
 Net unrealized appreciation
  (depreciation) during the period........    (9,587,258)     3,431,408       432,064     (2,553,428)      151,562         89,677
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations................       561,537      4,505,470        (3,791)    (1,027,669)      934,135        245,633
From policyholder transactions:
 Net premiums from policyholders..........    40,643,205     25,135,447    13,982,031     15,685,529     6,480,741      3,031,309
 Net benefits to policyholders............   (34,557,509)   (22,331,613)   (9,695,520)   (11,190,723)   (3,151,279)    (1,299,530)
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions................     6,085,696      2,803,834     4,286,511      4,494,806     3,329,462      1,731,779
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets................     6,647,233      7,309,304     4,282,720      3,467,137     4,263,597      1,977,412
Net assets at beginning of period.........    16,985,022      9,675,718     5,392,998      6,738,214     2,474,617        497,205
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net assets at end of period...............  $ 23,632,255   $ 16,985,022   $ 9,675,718   $ 10,205,351   $ 6,738,214    $ 2,474,617
                                            ============   ============   ===========   ============   ===========    ===========



                                               Emerging Markets Equity Subaccount               Bond Index Subaccount
                                            -----------------------------------------   --------------------------------------
                                                2000           1999          1998          2000          1999          1998*
                                            -------------  -------------  ------------  ------------  ------------  ----------
Increase (decrease) in net assets from
 operations:
 Net investment income....................  $    432,227   $    132,259   $       135   $   487,512   $   130,136    $   22,905
 Net realized gains (losses)..............    (1,410,734)       663,998       (45,975)      (53,751)     (104,174)        1,002
 Net unrealized appreciation
  (depreciation) during the period........    (2,006,595)       432,248         2,289       472,128       (78,192)      (10,217)
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations................    (2,985,102)     1,228,505       (43,551)      905,889       (53,230)       13,690
From policyholder transactions:
 Net premiums from policyholders..........    72,543,484     18,579,194     2,434,226    14,954,848     6,472,518     1,176,234
 Net benefits to policyholders............   (68,002,822)   (16,271,324)   (2,203,670)   (8,187,184)   (2,358,694)     (124,467)
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions................     4,540,662      2,307,870       230,556     6,767,664     4,113,824     1,051,767
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase in net assets................     1,555,560      3,536,375       187,005     7,673,553     4,060,594     1,065,457
Net assets at beginning of period.........     3,723,380        187,005            --     5,126,051     1,065,457            --
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net assets at end of period...............  $  5,278,940   $  3,723,380   $   187,005   $12,799,604   $ 5,126,051    $1,065,457
                                            ============   ============   ===========   ===========   ===========    ==========



 -------------------------
 * From May 1, 1998 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and Periods ended December 31,

                                                  Small /Mid Cap CORE Subaccount              High Yield Bond Subaccount
                                             ----------------------------------------  -------------------------------------------
                                                 2000          1999         1998*         2000           1999           1998*
                                             -------------  ------------  -----------  ------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income.....................  $    100,765   $    52,711   $     (535)  $   359,215   $    340,435    $    86,759
 Net realized gains (losses)...............        52,147        65,733      (25,196)     (207,326)        42,365         64,824
 Net unrealized appreciation
  (depreciation) during the period.........      (145,708)      (10,735)      18,718      (650,931)      (139,659)       149,416
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations.................         7,204       107,709       (7,013)     (499,042)       243,141        300,999
From policyholder transactions:
 Net premiums from policyholders...........    18,340,255     5,817,483    1,089,030     9,819,846     19,870,990      6,683,673
 Net benefits to policyholders.............   (16,306,841)   (5,611,532)    (778,864)   (8,852,014)   (20,368,501)    (2,457,088)
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions..............................     2,033,414       205,951      310,166       967,832       (497,511)     4,226,585
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase in net assets.................     2,040,618       313,660      303,153       468,790       (254,370)     4,527,584
Net assets at beginning of period..........       616,813       303,153           --     4,273,214      4,527,584             --
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net assets at end of period................  $  2,657,431   $   616,813   $  303,153   $ 4,742,004   $  4,273,214    $ 4,527,584
                                             ============   ===========   ==========   ===========   ============    ===========


                                              Large Cap                               American
                                             Aggressive   Fundamental               Leaders Large   AIM V.I.      Fidelity VIP
                                               Growth        Growth     Core Bond     Cap Value       Value          Growth
                                             Subaccount   Subaccount    Subaccount   Subaccount    Subaccount      Subaccount
                                             -----------  ------------  ----------  -------------  ------------  --------------
                                               2000**       2000***      2000****     2000****       2000**          2000**
                                             -----------  ------------  ----------  -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income.....................  $    5,904   $   205,119   $    247    $     2,744    $    47,633    $    (1,420)
 Net realized gains (losses)...............     (11,798)      (46,349)        89          8,325        (54,358)        (8,731)
 Net unrealized appreciation
  (depreciation) during the period.........     (37,617)     (568,635)        96          9,977       (101,244)      (156,818)
                                             ----------   -----------   --------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................     (43,511)     (409,865)       432         21,046       (107,969)      (166,969)
From policyholder transactions:
 Net premiums from policyholders...........   3,456,939     9,131,403     38,268      4,269,286      4,263,052      6,655,609
 Net benefits to policyholders.............  (3,068,441)   (6,708,404)   (22,638)    (3,736,885)    (2,990,639)    (4,970,882)
                                             ----------   -----------   --------    -----------    -----------    -----------
Net increase in net assets resulting
 from policyholder transactions............     388,498     2,422,999     15,630        532,401      1,272,413      1,684,727
                                             ----------   -----------   --------    -----------    -----------    -----------
Net increase in net assets.................     344,987     2,013,134     16,062        553,447      1,164,444      1,517,758
Net assets at beginning of period..........          --            --         --             --             --             --
                                             ----------   -----------   --------    -----------    -----------    -----------
Net assets at end of period................  $  344,987   $ 2,013,134   $ 16,062    $   553,447    $ 1,164,444    $ 1,517,758
                                             ==========   ===========   ========    ===========    ===========    ===========

 -------------------------
   *  From May 1, 1998 (commencement of operations).
  **  From April 24, 2000 (commencement of operations).
 ***  From April 28, 2000 (commencement of operations).
****  From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and Periods ended December 31,


                                             Fidelity VIP II  Janus Aspen     Janus Aspen          MFS New          Templeton
                                               Contrafund     Global Tech   Worldwide Growth      Discovery       International
                                               Subaccount      Subaccount      Subaccount     Series Subaccount    Subaccount
                                             ---------------  ------------  ----------------  -----------------  ---------------
                                                 2000**         2000***         2000***            2000**            2000**
                                             ---------------  ------------  ----------------  -----------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income.......................  $   (1,017)    $     2,028     $    17,541       $    (1,349)      $       (640)
 Net realized gains (losses).................     (11,057)        (69,974)       (140,835)           16,026             11,899
 Net unrealized appreciation
  (depreciation) during the period...........     (35,244)        (98,497)        (61,721)          (94,403)            15,320
                                               ----------     -----------     -----------       -----------       ------------
Net increase (decrease) in net assets
 resulting from operations...................     (47,318)       (166,443)       (185,015)          (79,726)            26,579
From policyholder transactions:
 Net premiums from policyholders.............   1,758,982       2,902,504       8,457,498         4,148,131         11,365,793
 Net benefits to policyholders...............    (705,047)     (2,293,755)     (7,234,105)       (2,889,948)       (10,522,033)
                                               ----------     -----------     -----------       -----------       ------------
Net increase in net assets resulting
 from policyholder transactions..............   1,053,935         608,749       1,223,393         1,258,183            843,760
                                               ----------     -----------     -----------       -----------       ------------
Net increase in net assets...................   1,006,617         442,306       1,038,378         1,178,457            870,339
Net assets at beginning of period............          --              --              --                --                 --
                                               ----------     -----------     -----------       -----------       ------------
Net assets at end of period..................  $1,006,617     $   442,306     $ 1,038,378       $ 1,178,457       $    870,339
                                               ==========     ===========     ===========       ===========       ============

 -------------------------
  ** From May 1, 2000 (commencement of operations).
 *** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2000

1.  Organization

       John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of other outside investment trusts (Outside Trusts). New subaccounts may be added as new funds are added to the Fund or to the Outside Trusts, or as other investment options are developed, and made available to policyholders. The thirty-seven funds of the Fund and of the Outside Trusts which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Tech, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International subaccounts. Each subaccount has a different investment objective.

       The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

       The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  Significant Accounting Policies

 Estimates

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

       Investment in shares of the Fund and of Outside Trusts are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Subaccount shares are determined on the basis of identified cost.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 Federal Income Taxes

     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Policy Loans

     Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 2000, there were no outstanding policy loans.

3.  Transaction with Affiliates

     John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

     Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.  DETAILS OF INVESTMENTS

       The details of the shares owned and cost and value of investments in the Subaccounts of the Fund and of Outside Trusts at December 31, 2000 were as follows:


               Subaccount           Shares Owned      Cost          Value
               ----------           ------------  ------------   ------------
      Large Cap Growth............     6,786,979  $174,728,187   $128,183,227
      Active Bond.................     5,201,185    48,707,166     49,115,293
      International Equity Index..     2,280,681    39,761,831     35,113,621
      Small Cap Growth............     2,655,623    47,684,616     35,777,318
      Global Balanced.............       380,929     3,731,252      3,533,069
      Mid Cap Growth..............     3,591,624    88,530,392     56,033,021
      Large Cap Value.............     3,662,576    50,555,367     52,663,086
      Money Market................    18,904,221   189,140,131    189,140,131
      Mid Cap Value...............     2,152,437    29,948,969     31,539,966
      Small/Mid Cap Growth........       883,924    12,955,583     12,113,014
      Real Estate Equity..........     1,306,333    17,222,359     17,858,812
      Growth & Income.............    12,878,763   244,197,680    182,636,457
      Managed.....................     9,322,682   146,974,987    128,889,839
      Short-Term Bond.............     1,678,910    16,342,442     16,559,672
      Small Cap Equity............     2,854,342    30,536,754     26,092,949
      International Opportunities.     3,490,460    48,142,626     41,366,171
      Equity Index................     9,113,511   179,646,466    160,798,440
      Global Bond.................       788,308     7,863,809      8,150,109
      Turner Core Growth..........     1,284,218    29,088,181     22,550,873
      Brandes International Equity     2,460,102    35,840,852     36,778,383
      Frontier Capital
       Appreciation...............     1,369,996    29,719,510     23,632,255
      Clifton Enhanced U.S. Equity       625,328    12,510,697     10,205,351
      Emerging Markets............       787,996     6,850,998      5,278,940
      Bond Index..................     1,313,892    12,415,885     12,799,604
      Small/Mid Cap CORE..........       270,739     2,795,156      2,657,431
      High Yield Bond.............       646,702     5,383,178      4,742,004
      Large Cap Aggressive Growth.        36,253       382,604        344,987
      Fundamental Growth..........       160,819     2,581,768      2,013,134
      Core Bond...................         1,555        15,966         16,062
      American Leaders Large Cap
       Value......................        51,700       543,469        553,446
      AIM V.I. Value..............        42,638     1,265,687      1,164,444
      Fidelity VIP Growth.........        34,891     1,674,576      1,517,758
      Fidelity VIP II Contrafund..        42,527     1,041,861      1,006,617
      Janus Aspen Global
       Technology.................        67,528       540,803        442,306
      Janus Aspen Worldwide Growth        28,240     1,100,099      1,038,378
      MFS New Discovery Series....        70,949     1,272,860      1,178,457
      Templeton International.....        46,617       855,019        870,339

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.  Details Of Investments (continued)

      Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Fund and of the Outside Trusts during 2000 were as follows:


                   Subaccount                 Purchases        Sales
                   ----------                ------------  --------------
     Large Cap Growth.....................   $ 89,881,309   $ 28,578,090
     Active Bond..........................     24,913,661     15,559,539
     International Equity Index...........     37,019,672     27,152,169
     Small Cap Growth.....................     53,512,020     34,565,840
     Global Balanced......................      3,858,573      4,302,027
     Mid Cap Growth.......................     78,872,015     45,198,828
     Large Cap Value......................     39,021,154     16,444,062
     Money Market.........................    361,256,133    233,122,771
     Mid Cap Value........................     26,740,116     17,606,770
     Small/Mid Cap Growth.................      9,742,479      7,022,527
     Real Estate Equity...................     28,353,777     22,626,636
     Growth & Income......................     61,940,512     27,327,794
     Managed..............................     31,161,117     14,039,946
     Short-Term Bond......................     12,904,515      8,314,957
     Small Cap Equity.....................     23,694,674     11,985,013
     International Opportunities..........     43,962,366     24,860,462
     Equity Index.........................     91,907,277     55,305,432
     Global Bond..........................      4,725,013      5,799,799
     Turner Core Growth...................     29,551,898     23,647,952
     Brandes International Equity.........     26,297,624      5,962,158
     Frontier Capital Appreciation........     25,144,184     13,311,868
     Clifton Enhanced U.S. Equity.........      8,663,100      2,775,271
     Emerging Markets.....................     23,022,963     18,050,075
     Bond Index...........................     11,497,614      4,242,437
     Small/Mid Cap CORE...................      4,788,058      2,653,879
     High Yield Bond......................      5,174,660      3,847,612
     Large Cap Aggressive Growth..........        651,649        257,246
     Fundamental Growth...................      4,866,453      2,238,336
     Core Bond............................         59,471         43,594
     American Leaders Large Cap Value.....      1,624,447      1,089,303
     AIM V.I. Value.......................      2,359,372      1,039,326
     Fidelity VIP Growth..................      2,469,800        786,494
     Fidelity VIP II Contrafund...........      1,602,045        549,127
     Janus Aspen Global Tech..............      1,414,000        803,223
     Janus Aspen Worldwide Growth.........      3,668,964      2,428,030
     MFS New Discovery Series.............      2,107,378        850,544
     Templeton International..............      3,872,069      3,028,949

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. Net Assets

    Accumulation shares attributable to net assets of policyholders and accumulation share values for each Subaccount at December 31, 2000 were as follows:

                                             VEP Class #1                       VEP Class #2                VEP Class #3
                                ---------------------------------------  --------------------------  ----------------------------
                                Accumulation        Accumulation         Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                         Shares           Share Values            Shares     Share Values     Shares      Share Values
----------                      ------------  -------------------------  ------------  ------------  ------------  --------------
Large Cap Growth                   576,862            $27.90                 539,812       $27.99       263,808         $28.09
Active Bond                        248,741             15.14                 191,827        15.20        67,026          15.25
International Equity Index         269,883             14.38                 220,068        14.43         7,440          14.48
Small Cap Growth                   240,278             16.92                 248,242        16.96       116,733          17.00
Global Balanced                     16,660             11.99                  19,635        12.02        19,573          12.05
Mid Cap Growth                     297,198             22.66                 245,372        22.72       121,688          22.77
Large Cap Value                    254,078             18.13                 231,945        18.17        47,243          18.22
Money Market                       660,417             13.82               1,143,571        13.86       182,706          13.91
Mid Cap Value                      149,652             17.93                  70,741        17.97         4,680          18.01
Small/Mid Cap Growth               107,428             21.47                 103,477        21.54        15,354          21.61
Real Estate Equity                 114,797             18.94                  64,302        18.90         2,777          19.07
Growth & Income                  1,114,469             26.69                 669,845        26.78       215,461          26.87
Managed                            603,781             20.76                 277,080        20.83        50,153          20.90
Short-Term Bond                     88,077             13.92                 140,863        13.96        13,527          14.02
Small Cap Equity                   135,488             11.14                  90,575        11.17        66,286          11.19
International Opportunities        197,742             13.73                 232,322        13.76        22,864          13.79
Equity Index                       673,288             20.82                 885,466        20.87       280,321          20.91
Global Bond                         65,916             13.52                  41,999        13.55        22,843          13.58
Turner Core Growth                  29,366             24.98                  15,617        25.05             0          25.11
Brandes International Equity        25,564             17.62                  33,738        17.67             0          17.72
Frontier Capital  Appreciation      22,811             24.34                  14,874        24.40             0          24.46
Clifton Enhanced U.S. Equity         3,970             15.64                       0        15.66             0          15.69
Emerging Markets                    87,938              7.61                  88,815         7.62        17,817           7.63
Bond Index                          11,594             11.49                 118,087        11.50        64,566          11.51
Small Mid Cap CORE                  19,613             11.19                  22,620        11.20        13,878          11.22
High Yield Bond                     55,965              8.95                  74,675         8.96         4,450           8.97
Large Cap Aggressive
  Growth                            14,412              8.14                   4,090         8.15           780           8.15
Fundamental Growth                  21,231             10.29                       0        10.29             0          10.30
Core Bond                              404             10.67                       0        10.67             0          10.67
American Leaders Large Cap
  Value                              1,902             10.77                       0        10.77        30,438          10.77
AIM V.I. Value                       9,203              8.42                  16,850         8.43         6,324           8.43
Fidelity VIP Growth                  7,934              8.90                  34,841         9.00        32,288           9.00
Fidelity VIP II Contrafund           8,536              9.64                   1,372         9.64        36,536           9.65
Janus Aspen Global
  Technology                         8,636              6.75                  29,088         6.75           349           6.75
Janus Aspen Worldwide
  Growth                             4,861              8.33                     501         8.33        56,314           8.33
MFS New Discovery Series            13,615             10.00                  28,583        10.01             0          10.02
Templeton International             10,474              9.79                  13,869         9.80           292           9.80

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. Net Assets (continued)



                                  V Coli Class #4             V Coli Class #5             V Coli Class #6
                             --------------------------  --------------------------  ----------------------------
                             Accumulation  Accumulation  Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                      Shares     Share Values     Shares     Share Values     Shares      Share Values
----------                   ------------  ------------  ------------  ------------  ------------  --------------
Large Cap Growth               722,564        $28.26       253,905        $28.30        326,282        $28.32
Active Bond                    125,204         16.16       533,169         16.18        470,773         16.19
International Equity Index      44,439         13.40       150,610         13.42        362,019         13.43
Small Cap Growth               116,754         17.30       140,449         17.31         53,689         17.32
Global Balanced                  7,808         12.26         8,507         12.27         18,538         12.28
Mid Cap Growth                 180,243         23.17        99,843         23.18        157,443         23.09
Large Cap Value                156,329         18.53        56,957         18.54        441,339         18.55
Money Market                   259,729         13.82        88,213         13.83      1,870,854         13.85
Mid Cap Value                  102,783         18.32        23,395         18.34        246,353         18.35
Small/Mid Cap Growth            10,660         21.58        16,110         21.60         23,413         21.63
Real Estate Equity              99,831         19.72       143,590         19.74         78,202         19.76
Growth & Income                512,500         26.78       519,576         26.80         24,950         26.84
Managed                        302,526         21.62       102,088         21.65         62,704         21.67
Short-Term Bond                243,189         14.25       382,494         14.27              0         14.28
Small Cap Equity                41,155         11.39        26,312         11.39        381,186         11.40
International Opportunities    259,202         14.03       270,816         14.04        101,524         14.05
Equity Index                   361,447         21.28        97,069         21.29        740,388         21.30
Global Bond                     64,229         13.82         5,886         13.83              0         13.84
Turner Core Growth               8,495         25.57        32,481         25.59              0         25.61
Brandes International
  Equity                       133,504         18.04       123,280         18.06         87,200         18.07
Frontier Capital
  Appreciation                  88,869         24.91        92,323         24.93              0         24.95
Clifton Enhanced U.S.
  Equity                        79,844         15.90        84,628         15.91              0         15.91
Emerging Markets                     0          7.71        44,995          7.71              0          7.71
Bond Index                      11,474         11.64           987         11.64              0         11.64
Small Mid Cap CORE               8,758         11.34             0         11.34              0         11.34
High Yield Bond                  1,837          9.07         2,616          9.07         18,021          9.07
Large Cap Aggressive
  Growth                             0          7.89         2,687          7.89              0          7.89
Fundamental Growth                   0          9.06             0          9.06              0          9.06
Core Bond                            0         10.70             0         10.70              0         10.70
American Leaders Large
  Cap Value                          0         10.80         1,530         10.80              0         10.80
AIM V.I. Value                       0          8.17             0          8.17              0          8.17
Fidelity VIP Growth                  0          8.68             0          8.68              0          8.68
Fidelity VIP II Contrafund           0          9.44             0          9.44              0          9.44
Janus Aspen Global
  Technology                         0          6.77             0          6.77              0          6.77
Janus Aspen Worldwide
  Growth                             0          8.35             0          8.35              0          8.35
MFS New Discovery Series             0          9.63             0          9.63              0          9.63
Templeton International              0         10.30         1,268         10.30              0         10.30

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                              Medallion Executive VLI Class #7         MVEP Class #8               MVUL Class #9
                             ---------------------------------   --------------------------  ----------------------------
                               Accumulation      Accumulation    Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                        Shares         Share Values       Shares     Share Values     Shares      Share Values
----------                   ----------------  ----------------  ------------  ------------  ------------  --------------
Large Cap Growth                   99,358            $65.04         821,225       $20.33       370,930         $18.10
Active Bond                        65,607             26.00         321,494        13.70       113,356          12.90
International Equity
  Index                           179,376             22.61         419,432        12.40       216,963          12.80
Small Cap Growth                  189,793             16.94         245,064        17.16       228,995          19.29
Global Balanced                    65,938             12.01          41,672        12.16        41,962          11.65
Mid Cap Growth                    227,414             22.69         333,808        22.98       131,202          25.48
Large Cap Value                   400,006             18.15         219,760        18.38       106,731          15.72
Money Market                      510,754             19.12       1,184,054        12.66       481,486          12.11
Mid Cap Value                     472,391             17.95         298,320        18.17        73,198          15.35
Small/Mid Cap Growth               53,822             21.50         249,517        13.76        44,087          14.00
Real Estate Equity                 36,495             29.11         205,780        16.19        47,679          12.59
Growth & Income                   783,478             58.85       1,152,308        18.97       422,452          16.58
Managed                         2,290,063             39.43         198,704        16.77        82,923          15.33
Short-Term Bond                    56,197             13.94          48,937        12.84       112,172          12.31
Small Cap Equity                  646,933             11.15         421,327        11.29       135,432          10.72
International Opportunities       699,384             13.75         382,880        13.91       481,048          13.32
Equity Index                      656,178             20.84       1,265,453        21.10       875,545          18.00
Global Bond                       133,089             13.54          82,325        13.70        67,314          12.93
Turner Core Growth                      0             23.25         329,025        22.74        52,862          21.86
Brandes International
  Equity                                0             17.87         843,562        17.29        91,332          18.48
Frontier Capital
  Appreciation                          0             22.59         456,703        20.65        57,881          19.99
Clifton Enhanced U.S.
  Equity                                0             11.85         175,736        15.80       122,746          15.80
Emerging Markets                   56,454              7.62          99,942         7.67       106,494           7.67
Bond Index                          7,887             11.49          42,141        11.58       113,886          11.58
Small Mid Cap CORE                  2,319             11.19          37,148        11.28         3,189          11.28
High Yield Bond                    19,184              8.95         105,562         9.01       102,603           9.02
Large Cap Aggressive Growth           824              7.86           3,011         8.17             0           7.88
Fundamental Growth                    600              9.03         151,170        10.31         1,628           9.05
Core Bond                               0             10.67               0        10.69             0          10.69
American Leaders Large
  Cap Value                         7,896             10.77               0        10.79             0          10.79
AIM V.I. Value                        138              8.14           8,854         8.45         4,024           8.16
Fidelity VIP Growth                 1,320              8.64           1,303         9.02         2,489           8.67
Fidelity VIP II Contrafund            225              9.41               0         9.67           893           9.44
Janus Aspen Global
  Technology                        4,672              6.75          15,119         6.76         2,212           6.76
Janus Aspen Worldwide
  Growth                            5,171              8.33          24,785         8.34         1,952           8.34
MFS New Discovery
  Series                            2,981              9.60          38,185        10.04         3,465           9.62
Templeton International            29,370             10.26          27,939         9.82             0          10.29

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                   MVUL 98 Class #10            MVEP 98 Class #11             MEVL II Class #12
                               --------------------------  ----------------------------  ----------------------------
                               Accumulation  Accumulation  Accumulation   Accumulation   Accumulation    Accumulation
Subaccount                        Shares     Share Values     Shares      Share Values      Shares       Share Values
----------                     ------------  ------------  -------------  -------------  -------------  ---------------
Large Cap Growth                  438,723       $18.10        359,866        $20.33          70,905         $66.93
Active Bond                       216,736        12.90        189,508         13.70         318,400          31.22
International Equity Index         75,101        12.80         11,061         12.40         218,233          24.02
Small Cap Growth                  156,674        19.29        163,473         17.16         114,183          17.43
Global Balanced                    40,732        11.65          8,491         12.16           3,467          12.35
Mid Cap Growth                    240,925        25.48        249,175         22.98          81,408          23.33
Large Cap Value                   415,249        15.72        251,071         18.38         264,965          18.67
Money Market                    6,213,151        12.11        537,168         12.66         375,838          13.90
Mid Cap Value                     109,787        15.35         91,242         18.17         103,443          18.46
Small/Mid Cap Growth               20,630        14.00         24,135         13.76           1,942          22.38
Real Estate Equity                  27967        12.59         43,149         16.19          67,586          30.66
Growth & Income                 1,125,909        16.58        329,743         18.97              54          70.82
Managed                           103,085        15.33         70,980         16.77              -0          46.88
Short-Term Bond                    55,761        12.31         44,540         12.84           4,860          14.51
Small Cap Equity                   80,760        10.72        155,016         11.29         156,960          11.47
International Opportunities        60,506        13.32        102,396         13.92         141,250          14.13
Equity Index                    1,099,477        18.00        749,323         21.10          64,849          21.43
Global Bond                        52,024        12.93              0             0           9,250          13.92
Turner Core Growth                303,264        21.86        223,032         22.74               0          25.77
Brandes International Equity      316,261        18.48        421,949         12.29               0          18.18
Frontier Capital Appreciation     214,263        19.99        153,505         20.65               0          24.13
Clifton Enhanced U.S. Equity      108,049        15.80         69,015         15.80               0          15.98
Emerging Markets                   77,825         7.67         43,356          7.67          24,208           7.74
Bond Index                        279,686        11.58        310,051         11.58          25,981          11.68
Small/Mid Cap CORE                 22,019        11.28         74,020         11.28             115          11.38
High Yield Bond                    42,035         9.02         81,616          9.02           5,582           9.10
Large Cap Aggressive
  Growth                            7,949         7.88          6,684          8.17               0           9.76
Fundamental Growth                 12,812         9.05          5,303         10.32               0          14.99
Core Bond                              72        10.69              0         10.69               0          10.70
American Leaders Large Cap
  Value                             4,877        10.79          4,511         10.79               0          10.80
AIM V.I. Value                     19,002         8.16          3,852          8.45               0          33.99
Fidelity VIP Growth                16,940         8.67         50,180          9.02               0          86.39
Fidelity VIP II Contrafund         27,664         9.44          6,479          9.67           7,784          31.63
Janus Aspen Global Technology       1,631         6.76            374          6.76               0           6.77
Janus Aspen Worldwide Growth       20,046         8.34          4,594          8.34               0           8.35
MFS New Discovery Series            3,260         9.62         13,139         10.04               0          17.36
Templeton International             1,311        10.29          1,862          9.82               0          25.15

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                         VEP Class #13
                                  ---------------------------
                                  Accumulation   Accumulation
Subaccount                           Shares      Share Values
----------                        ------------  ---------------
Large Cap Growth                     44,609         $66.93
Active Bond                           6,930          31.22
International Equity Index           34,018          24.02
Small Cap Growth                     72,415          17.43
Global Balanced                       2,039          12.35
Mid Cap Growth                       71,199          23.33
Large Cap Value                      93,108          18.67
Money Market                        617,409          13.90
Mid Cap Value                        21,876          18.46
Small/Mid Cap Growth                 12,878          22.38
Real Estate Equity                    2,843          30.66
Growth & Income                      15,715          70.82
Managed                              39,750          46.88
Short-Term Bond                       8,469          14.51
Small Cap Equity                     29,596          11.47
International Opportunities          50,192          14.13
Equity Index                        169,868          21.43
Global Bond                           9,078          13.92
Turner Core Growth                        0          25.77
Brandes International Equity              0          18.18
Frontier Capital Appreciation             0          24.13
Clifton Enhanced U.S. Equity              0          15.98
Emerging Markets                     40,754           7.74
Bond Index                           20,722          11.68
Small/Mid Cap CORE                   30,854          11.38
High Yield Bond                      12,297           9.10
Large Cap Aggressive Growth           1,890           9.76
Fundamental Growth                    2,929          14.99
Core Bond                               973          10.70
American Leaders Large Cap Value        205          10.80
AIM V.I. Value                        5,506          33.99
Fidelity VIP Growth                   1,557          86.39
Fidelity VIP II Contrafund            7,022          31.63
Janus Aspen Global Technology         3,368           6.77
Janus Aspen Worldwide Growth          6,326           8.35
MFS New Discovery Series              8,502          17.36
Templeton International                 340          25.15

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

Key Word or Phrase                                                        Page
Account................................................................     29
account value..........................................................      8
Additional Sum Insured.................................................     15
attained age...........................................................     10
Basic Sum Insured......................................................     15
beneficiary............................................................     40
business day...........................................................     30
changing Option A or B.................................................     16
changing the Total Sum Insured.........................................     16
charges................................................................      9
Code...................................................................     36
cost of insurance rates................................................      9
date of issue..........................................................     31
death benefit..........................................................      5
deductions.............................................................      9
expenses of the Series Funds...........................................     10
fixed investment option................................................     30
full surrender.........................................................     13
fund...................................................................      2
grace period...........................................................      7
guaranteed death benefit feature.......................................      7
Guaranteed Death Benefit Premium.......................................      7
insurance charge.......................................................      9
insured person.........................................................      5
investment options.....................................................      1
JHVLICO................................................................     29
lapse..................................................................      7
loan...................................................................     14
loan interest..........................................................     14
maximum premiums.......................................................      6
Minimum Initial Premium................................................     30
minimum insurance amount...............................................     15
minimum premiums.......................................................      6
modified endowment contract............................................     37
monthly deduction date.................................................     31
mortality and expense risk charge......................................     10
Option A; Option B.....................................................     15
optional benefits charge...............................................     10
owner..................................................................      5
partial withdrawal.....................................................     14
partial withdrawal charge..............................................     10
payment options........................................................     17
Planned Premium........................................................      6
policy anniversary.....................................................     31
policy year............................................................     31
premium; premium payment...............................................      5
premium sales charge...................................................      9
prospectus.............................................................      3
receive; receipt.......................................................     19
reinstate; reinstatement...............................................      7
SEC....................................................................      2
Separate Account S.....................................................     29
Series Funds...........................................................      2
Servicing Office.......................................................      2
special loan account...................................................     14
subaccount.............................................................     29
surrender..............................................................      5
surrender value........................................................     14
Target Premium.........................................................      9
tax considerations.....................................................     36
telephone transfers....................................................     20
Total Sum Insured......................................................     15
transfers of account value.............................................     13
variable investment options............................................      1
we; us.................................................................     29
withdrawal.............................................................     14
withdrawal charges.....................................................     10
you; your..............................................................      5

                         Prospectus dated May 1, 2001

     ---------------------------------------------------------------------
                     MEDALLION EXECUTIVE VARIABLE LIFE II
     ---------------------------------------------------------------------

               a flexible premium variable life insurance policy
                                   issued by
           JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

     The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

------------------------------------------------------------------------------------------------------------------------------------
  Variable Investment Option                                      Managed By
  --------------------------                                      ----------
  Equity Index..................................................  SSgA Funds Management, Inc.
  Growth & Income...............................................  Independence Investment LLC and Putnam Investment Management, LLC
  Large Cap Value...............................................  T. Rowe Price Associates, Inc.
  Large Cap Value CORE(SM)......................................  Goldman Sachs Asset Management
  Large Cap Growth..............................................  Independence Investment LLC
  Large Cap Aggressive Growth...................................  Alliance Capital Management L.P.
  Large/Mid Cap Value...........................................  Wellington Management Company, LLP
  Fundamental Growth............................................  Putnam Investment Management, LLC
  Mid Cap Growth................................................  Janus Capital Corporation
  Small/Mid Cap CORE(SM)........................................  Goldman Sachs Asset Management
  Small/Mid Cap Growth..........................................  Wellington Management Company, LLP
  Small Cap Equity..............................................  Capital Guardian Trust Company
  Small Cap Value...............................................  T. Rowe Price Associates, Inc.
  Small Cap Growth..............................................  John Hancock Advisers, Inc.
  V.A. Relative Value...........................................  John Hancock Advisers, Inc.
  AIM V.I. Value................................................  A I M Advisors, Inc.
  AIM V.I. Growth...............................................  A I M Advisors, Inc.
  Fidelity VIP Growth...........................................  Fidelity Management and Research Company
  Fidelity VIP Contrafund(R)....................................  Fidelity Management and Research Company
  MFS Investors Growth Stock....................................  MFS Investment Management(R)
  MFS Research..................................................  MFS Investment Management(R)
  MFS New Discovery.............................................  MFS Investment Management(R)
  International Equity Index....................................  Independence Investment LLC
  International Opportunities...................................  T. Rowe Price International, Inc.
  International Equity..........................................  Goldman Sachs Asset Management
  Emerging Markets Equity.......................................  Morgan Stanley Dean Witter Investment Management Inc.
  Janus Aspen Worldwide Growth..................................  Janus Capital Corporation
  Real Estate Equity............................................  Independence Investment LLC and Morgan Stanley Dean Witter
                                                                      Investment Management Inc.
  Health Sciences...............................................  John Hancock Advisers, Inc.
  V.A. Financial Industries.....................................  John Hancock Advisers, Inc.
  Janus Aspen Global Technology.................................  Janus Capital Corporation
  Managed.......................................................  Independence Investment LLC and Capital Guardian Trust Company
  Global Balanced...............................................  Capital Guardian Trust Company
  Short-Term Bond...............................................  Independence Investment LLC
  Bond Index....................................................  Mellon Bond Associates, LLP
  Active Bond...................................................  John Hancock Advisers, Inc.
  V.A. Strategic Income.........................................  John Hancock Advisers, Inc.
  High Yield Bond...............................................  Wellington Management Company, LLP
  Global Bond...................................................  Capital Guardian Trust Company
  Money Market..................................................  Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, the AIM Variable Insurance Funds, Inc., Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares), and the Janus Aspen Series (Service Shares Class) (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

     Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                            * * * * * * * * * * * *

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            * * * * * * * * * * * *

                         JHVLICO Life Servicing Office
                         -----------------------------

                    Express Delivery              U.S. Mail
                    ----------------              ---------
                  529 Main Street (X-4)          P.O. Box 111
                  Charlestown, MA 02129        Boston, MA 02117


                             Phone: 1-800-732-5543

                               Fax: 1-617-886-3048

                           GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 21.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not repeat
                                                                   ---
       information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 28.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account S. These start on page 43.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 128.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

                                  **********

                               BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy. Here are the page numbers where the questions and answers appear:

Question                                                                   Beginning on page
--------                                                                   -----------------
 .What is the policy?.....................................................          5
 .Who owns the policy?....................................................          5
 .How can I invest money in the policy?...................................          5
 .Is there a minimum amount I must invest?................................          6
 .How will the value of my investment in the policy change over time?.....          8
 .What charges will JHVLICO deduct from my investment in the policy?......          9
 .What charges will the Series Funds deduct from my investment in the
 policy?.................................................................         10
 .What other charges could JHVLICO impose in the future?..................         12
 .How can I change my policy's investment allocations?....................         13
 .How can I access my investment in the policy?...........................         13
 .How much will JHVLICO pay when the insured person dies?.................         15
 .How can I change my policy's insurance coverage?........................         16
 .Can I cancel my policy after it's issued?...............................         17
 .Can I choose the form in which JHVLICO pays out policy proceeds?........         17
 .To what extent can JHVLICO vary the terms and conditions of its policies
 in particular cases?....................................................         18
 .How will my policy be treated for income tax purposes?..................         18
 .How do I communicate with JHVLICO?......................................         19

What is the policy?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow or withdraw amounts you have in the investment options

     . Change the beneficiary who will receive the death benefit

     . Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

Most of these options are subject to limits that are explained later in this prospectus.

Who owns the policy?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

How can I invest money in the policy?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

  Each premium payment must be at least $50.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
36. Also, we may refuse to accept any amount of an additional premium if:

     . that amount of premium would increase our insurance risk exposure, and

     . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed death benefit feature from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company, or

     . if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

Is there a minimum amount I must invest?

Planned Premiums

  The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed death benefit feature" below).

Lapse and reinstatement

  Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed death benefit feature is not in effect, the entire policy can lapse. In either case, if the
           ---
policy's surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 3 years from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

Guaranteed death benefit feature

  This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your Basic Sum Insured will not lapse during the first 5 policy years, regardless of adverse investment performance, if on each modal processing date during that 5 year period the amount of cumulative premiums you have paid (less all withdrawals from the policy) equals or exceeds the sum of all Guaranteed Death Benefit Premiums due to date. The Guaranteed Death Benefit Premium (or "GDB Premium) is defined in the policy and is "due" on each modal processing date. (The term "modal processing date" is defined under "Planned Premiums" on page 6.)

  No GDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 15).

  If the Guaranteed Death Benefit test is not satisfied on any modal processing date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have until the second monthly deduction date after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will permanently lapse. You cannot restore the feature once it has lapsed.

  The guaranteed death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How much will
     ---
JHVLICO pay when the insured person dies?" on page 15).

  If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

How will the value of my investment in the policy change over time?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 32.)

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be
                                                                         ---
subject to the mortality and expense risk charge described on page 10. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all withdrawals you have made.

If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed on page 33.

What charges will JHVLICO deduct from my investment in the policy?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently
   ------------------
   expect to pay, on average. This charge is currently 2.35% of each premium.

 . DAC tax charge - A charge to cover the increased Federal income tax burden
   --------------
   burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 . Premium sales charge - A charge to help defray our sales costs. The current
   --------------------
   charge is a percentage of a certain portion of the premium you pay. The percentage is 6% in policy years 1 through 10. We currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed. Because policies of this type were first offered for sale in 1999, no termination of this charge has yet occurred. In no event will this charge exceed 3% after the 10th policy year. The portion of each year's premium that is currently subject to the charge is called the "Target Premium". It's determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy. We currently impose no sales charge on premiums in excess of the Target Premium. However, we reserve the right to impose a charge of up to 3% of such excess premiums paid after the 10th policy year.

Deductions from account value

 . Account value sales charge - A monthly charge to help defray our sales costs.
   --------------------------
   This is a charge per $1,000 of Basic Sum Insured at issue that varies by age and sex and that is deducted only during the first five policy years. This charge will appear in the "Policy Specifications" section of the policy. As an example, the monthly charge for a male age 45 is 30c per $1,000 of Basic Sum Insured.

 . Issue charge - A monthly charge to help defray our administrative costs.
   ------------
   This charge has two parts: (1) a flat dollar charge of $20 deducted only during the first policy year, and (2) a charge per $1,000 of Basic Sum Insured at issue that varies by age and sex and that is deducted only during the first five policy years. Both parts of this charge will appear in the "Policy Specifications" section of the policy. As an example, the second part of this monthly charge for a male age 45 is 3c per $1,000 of Basic Sum Insured.

 . Maintenance charge - A monthly charge to help defray our administrative
   ------------------
   costs. This is a flat dollar charge of up to $8 (currently $6).

 . Insurance charge - A monthly charge for the cost of insurance. To determine
   ----------------
   the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost
                                      -------
   of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities. It is our current intention to make a credit to your account value to reflect a reduction in the insurance charge in the 10th policy year and thereafter, but such a reduction is not guaranteed. Because policies of this type were first offered for sale in 1996, no reductions have yet been made.

 . Extra mortality charge - A monthly charge specified in your policy for
   ----------------------
   additional mortality risk if the insured person is subject to certain types of special insurance risk.

 . M & E charge - A daily charge for mortality and expense risks we assume.
   ------------
   This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .90%.

 . Optional benefits charge - Monthly charges for any optional insurance
   ------------------------
   benefits added to the policy by means of a rider. We currently offer a number of optional riders, such as the accidental death benefit rider.

 . Partial withdrawal charge - A charge for each partial withdrawal of account
   -------------------------
   value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

What charges will the series funds deduct from my investment in the policy?

   The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

   The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2000, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                     ----------------
                                                                                                        Total Fund      Total Fund
                                                                                                        Operating        Operating
                                                       Investment  Distribution and  Other Operating     Expenses        Expenses
                                                       Management      Service        Expenses With        With           Absent
Fund Name                                                  Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                              ----------  ----------------  ---------------  --------------   -------------
John Hancock Variable Series Trust I  (Note 1):
Equity Index........................................     0.13%           N/A              0.06%           0.19%         0.19%
Growth & Income.....................................     0.68%           N/A              0.08%           0.76%         0.76%
Large Cap Value.....................................     0.75%           N/A              0.05%           0.80%         0.80%
                                                                                                     ----------------

                                                                                                     ----------------
                                                                                                        Total Fund      Total Fund
                                                                                                        Operating        Operating
                                                       Investment  Distribution and  Other Operating     Expenses        Expenses
                                                       Management      Service        Expenses With        With           Absent
Fund Names                                                 Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
----------                                             ----------  ----------------  ---------------  --------------   -------------
Large Cap Value CORE(SM)..............................    0.75%           N/A              0.10%           0.85%            1.09%
Large Cap Growth......................................    0.36%           N/A              0.10%           0.46%            0.46%
Large Cap Aggressive Growth...........................    0.90%           N/A              0.10%           1.00%            1.05%
Large/Mid Cap Value...................................    0.95%           N/A              0.10%           1.05%            1.36%
Fundamental Growth*...................................    0.90%           N/A              0.10%           1.00%            1.04%
Mid Cap Growth........................................    0.81%           N/A              0.04%           0.85%            0.85%
Small/Mid Cap CORE(SM)................................    0.80%           N/A              0.10%           0.90%            1.23%
Small/Mid Cap Growth..................................    0.75%           N/A              0.10%           0.85%            0.85%
Small Cap Equity*.....................................    0.90%           N/A              0.10%           1.00%            1.03%
Small Cap Value*......................................    0.95%           N/A              0.10%           1.05%            1.29%
Small Cap Growth......................................    0.75%           N/A              0.07%           0.82%            0.82%
International Equity Index............................    0.18%           N/A              0.10%           0.28%            0.37%
International Opportunities...........................    0.83%           N/A              0.10%           0.93%            1.09%
International Equity..................................    1.00%           N/A              0.10%           1.10%            1.76%
Emerging Markets Equity...............................    1.22%           N/A              0.10%           1.32%            2.49%
Real Estate Equity....................................    1.01%           N/A              0.09%           1.10%            1.10%
Health Sciences.......................................    1.00%           N/A              0.10%           1.10%            1.10%
Managed...............................................    0.66%           N/A              0.09%           0.75%            0.75%
Global Balanced.......................................    1.05%           N/A              0.10%           1.15%            1.44%
Short-Term Bond.......................................    0.30%           N/A              0.06%           0.36%            0.36%
Bond Index............................................    0.15%           N/A              0.10%           0.25%            0.27%
Active Bond...........................................    0.62%           N/A              0.10%           0.72%            0.74%
High Yield Bond.......................................    0.65%           N/A              0.10%           0.75%            0.87%
Global Bond...........................................    0.85%           N/A               010%           0.95%            1.05%
Money Market..........................................    0.25%           N/A              0.04%           0.29%            0.29%

John Hancock Declaration Trust (Note 2):
V.A. Relative Value...................................    0.60%           N/A              0.19%           0.79%            0.79%
V.A. Financial Industries.............................    0.80%           N/A              0.10%           0.90%            0.90%
V.A. Strategic Income.................................    0.60%           N/A              0.16%           0.76%            0.76%

Aim Variable Insurance Funds:
AIM V.I. Value........................................    0.61%           N/A              0.23%           0.84%            0.84%
AIM V.I. Growth.......................................    0.61%           N/A              0.22%           0.83%            0.83%

Variable Insurance Products Fund - Service Class (Note
  3):
Fidelity VIP Growth...................................    0.57%          0.10%             0.09%           0.76%            0.76%

Variable Insurance Products Fund II - Service Class
  (Note 3):
Fidelity VIP Contrafund(R)............................    0.57%          0.10%             0.09%           0.76%            0.76%

MFS Variable Insurance Trust - Initial Class Shares
  (Note 4):
MFS Investors Growth Stock*...........................    0.75%          0.00%             0.16%           0.91%            0.92%
MFS Research..........................................    0.75%          0.00%             0.10%           0.85%            0.85%
MFS New Discovery.....................................    0.90%          0.00%             0.16%           1.06%            1.09%

Janus Aspen Series - Service Shares Class  (Note 5):
Janus Aspen Worldwide Growth..........................    0.65%          0.25%             0.05%           0.95%            0.95%
Janus Aspen Global Technology.........................    0.65%          0.25%             0.04%           0.94%            0.94%
                                                                                                     ----------------

Notes To Fund Expense Table
  (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Health Sciences Fund are estimates because the fund was not in operation in 2000. Percentages shown for the Growth & Income, Fundamental Growth, Small Cap Equity, Real Estate Equity, Managed, Global Balanced, Active Bond and Global Bond funds are calculated as if the current management fee schedules, which apply to these funds effective November 1, 2000, were in effect for all of 2000.

      Percentages shown for the Small Cap Value and Large Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

   * Fundamental Growth was formerly "Fundamental Mid Cap Growth," Small Cap Equity was formerly "Small Cap Value," and Small Cap Value was formerly "Small/Mid Cap Value."

  (2) Percentages shown for John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.

  (3) Actual annual class operating expenses were lower for each of the Fidelity VIP funds shown because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. See the accomanying prospectus of the fund for details.

  (4) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, total Fund Operating Expenses with Reimbursement would equal 0.90% for MFS Investors Growth Stock, 0.84% for MFS Research and 1.05% for MFS New Discovery. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed, subject to reimbursement, to bear expenses for the MFS Investors Growth Stock and New Discovery funds, such that the funds' "Other Expenses" (after taking into account the expense offset arrangement describe above) do not exceed 0.15% for Investors Growth Stock and 0.15% for New Discovery of the average daily net assets during the current fiscal year.

   *  MFS Investors Growth Stock was formerly "MFS Growth."

  (5) Percentages shown for Janus Aspen funds are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Worldwide Growth fund. Expenses are shown without the effect of any expense offset arrangement.

What other charges could JHVLICO impose in the future?

  Except for the DAC tax charge, we currently make no charge against account value for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

   We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

   Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

How can I change my policy's investment allocations?

Future premium payments

   At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

   You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

   Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to impose limits on the number and frequency of transfers into and out of the variable investment options.

   Transfers out of the fixed investment option are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning
   60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

   We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option.

How can I access my investment in the policy?

Full surrender

   You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans plus, in the first two policy years, a refund of certain sales charges

(as described under "Additional information about how certain policy charges work" on page 34). This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

  You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 9). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $100,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under either Option A or Option B (see "How much will JHVLICO pay when the insured person dies?" on page 15) and under the guaranteed death benefit feature (see page 7). Under Option A, such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page 7. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

Policy loans

  You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The maximum amount you can borrow is equal to 100% of your account value that is in the fixed investment option plus 90% of your account value that is in the variable investment options.

  The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How much will JHVLICO pay when the insured person dies?

  In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 31.

  When the insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit. You choose which one you want in the application. The two death benefit options are:

     . Option A - The death benefit will equal the greater of (1) the Total Sum
       Insured or (2) the minimum insurance amount (as described below).

     . Option B - The death benefit will equal the greater of (1) the Total Sum
       Insured plus your policy's account value on the date of death, or (2) the minimum insurance amount.

  For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.

The minimum insurance amount

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law - - the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the Option A death benefit, you must also elect which test you wish to have applied. If you elect the Option B death benefit, the guideline premium and cash value corridor test will automatically be applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "corridor factor" applicable on that date. The corridor factors are derived by applying the guideline premium and cash value corridor test. The corridor factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. A table showing the factor for each age will appear in the policy. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "death benefit factor" applicable on that date. The death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

  As noted above, you have to elect which test will be applied if you elect the Option A death benefit. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 36). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

How can I change my policy's insurance coverage?

Increase in coverage

  After the first policy year, you may request an increase in the Total Sum Insured. Each such increase must be at least $50,000. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 33.

Decrease in coverage

  After the first policy year, you may request a reduction in the Total Sum Insured at any time, but only if:

     . the remaining Total Sum Insured will be at least $100,000, and

     . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

  As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 33.

Change of death benefit option

  As of any policy anniversary, you may change your coverage from death benefit Option A to Option B or vice-versa, but only if there is no change in the Federal tax law test used to determine the minimum insurance amount. If you change from Option A to Option B, we will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

Tax consequences

  Please read "Tax considerations" starting on page 36 to learn about possible tax consequences of changing your insurance coverage under the policy.

Can I cancel my policy after it's issued?

  You have the right to cancel your policy within the latest of the following periods:

     . 10 days after you receive it (this period may be longer in some states);

     . 10 days after mailing by JHVLICO of the Notice of Withdrawal Right; or

     . 45 days after the date Part A of the application has been completed.

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 2, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

Can I choose the form in which JHVLICO pays out policy proceeds?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 35. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

How will my policy be treated for income tax purposes?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 36.

How do I communicate with JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 2.

  Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

     . surrenders or partial withdrawals

     . change of death benefit option

     . increase or decrease in Total Sum Insured

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

  The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone Transactions" below):

     . loans

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

  You should mail or express all written requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 2. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

     ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                             ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. (Investment return reflects investment income and all realized and unrealized capital gains and losses.) The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 45 year old male select underwriting risk when the policy is issued.

  Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the intended waiver of the premium sales charge after the tenth policy year and the intended reduction in the insurance charge after the tenth policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that no Additional Sum Insured or optional rider benefits have been elected.

  With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .72%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .10%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Guideline Premium And Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Current Charges

                                    Death Benefit             Surrender Value
                              -------------------------   ------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at     -------------------------   ------------------------
 Year    5% annual interest     0%       6%       12%       0%      6%        12%
------   ------------------   -------  -------  -------   ------  -------  ---------
   1            2,100         100,000  100,000  100,000      926    1,006     1,086
   2            4,305         100,000  100,000  100,000    2,224    2,448     2,683
   3            6,620         100,000  100,000  100,000    3,168    3,611     4,094
   4            9,051         100,000  100,000  100,000    4,239    4,976     5,810
   5           11,604         100,000  100,000  100,000    5,274    6,382     7,686
   6           14,284         100,000  100,000  100,000    6,666    8,235    10,154
   7           17,098         100,000  100,000  100,000    8,014   10,150    12,859
   8           20,053         100,000  100,000  100,000    9,318   12,127    15,826
   9           23,156         100,000  100,000  100,000   10,575   14,167    19,081
  10           26,414         100,000  100,000  100,000   11,807   16,305    22,700
  11           29,834         100,000  100,000  100,000   13,111   18,642    26,822
  12           33,426         100,000  100,000  100,000   14,363   21,063    31,368
  13           37,197         100,000  100,000  100,000   15,562   23,568    36,390
  14           41,157         100,000  100,000  100,000   16,702   26,162    41,942
  15           45,315         100,000  100,000  100,000   17,781   28,847    48,092
  16           49,681         100,000  100,000  100,000   18,794   31,628    54,912
  17           54,265         100,000  100,000  100,000   19,737   34,510    62,491
  18           59,078         100,000  100,000  100,000   20,604   37,496    70,928
  19           64,132         100,000  100,000  100,000   21,389   40,594    80,341
  20           69,439         100,000  100,000  108,963   22,084   43,811    90,802
  25          100,227         100,000  100,000  186,337   23,994   62,110   162,032
  30          139,522         100,000  100,000  294,031   22,180   85,977   280,029
  35          189,673         100,000  124,505  500,517   13,328  118,576   476,683

 _________________________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan:  Flexible Premium Variable Life
       $100,000 Total Sum Insured
       Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
       Guideline Premium and Cash Value Corridor Test
       Planned Premium: $2,000*
       Using Maximum Charges



                                  Death Benefits            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,753     1,946
   3            6,620        100,000  100,000  100,000   2,161   2,512     2,896
   4            9,051        100,000  100,000  100,000   2,865   3,434     4,081
   5           11,604        100,000  100,000  100,000   3,516   4,354     5,347
   6           14,284        100,000  100,000  100,000   4,505   5,677     7,118
   7           17,098        100,000  100,000  100,000   5,429   7,008     9,024
   8           20,053        100,000  100,000  100,000   6,283   8,342    11,075
   9           23,156        100,000  100,000  100,000   7,059   9,674    13,281
  10           26,414        100,000  100,000  100,000   7,751  10,997    15,655
  11           29,834        100,000  100,000  100,000   8,414  12,368    18,280
  12           33,426        100,000  100,000  100,000   8,983  13,724    21,117
  13           37,197        100,000  100,000  100,000   9,455  15,063    24,191
  14           41,157        100,000  100,000  100,000   9,827  16,380    27,532
  15           45,315        100,000  100,000  100,000  10,091  17,671    31,172
  16           49,681        100,000  100,000  100,000  10,237  18,926    35,146
  17           54,265        100,000  100,000  100,000  10,251  20,133    39,495
  18           59,078        100,000  100,000  100,000  10,117  21,278    44,265
  19           64,132        100,000  100,000  100,000   9,813  22,342    49,514
  20           69,439        100,000  100,000  100,000   9,318  23,308    55,310
  25          100,227        100,000  100,000  110,519   3,191  26,010    96,104
  30          139,522              *  100,000  171,247       *  21,767   163,092
  35          189,673              *        *  283,683       *       *   270,174

 -------------------------

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan:  Flexible Premium Variable Life
       $100,000 Total Sum Insured
       Male, Issue age 45, Fully Underwritten Select Underwriting Class Option B Death Benefit
       Guideline Premium and Cash Value Corridor Test
       Planned Premium: $2,000*
       Using Current Charges



                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            2,100        100,924  101,004  101,084     924   1,004     1,084
   2            4,305        102,057  102,281  102,516   2,217   2,441     2,676
   3            6,620        103,155  103,597  104,077   3,155   3,597     4,077
   4            9,051        104,216  104,949  105,778   4,216   4,949     5,778
   5           11,604        105,239  106,338  107,632   5,239   6,338     7,632
   6           14,284        106,613  108,167  110,067   6,613   8,167    10,067
   7           17,098        107,937  110,048  112,724   7,937  10,048    12,724
   8           20,053        109,211  111,980  115,625   9,211  11,980    15,625
   9           23,156        110,430  113,961  118,788  10,430  13,961    18,788
  10           26,414        111,616  116,022  122,283  11,616  16,022    22,283
  11           29,834        112,861  118,261  126,237  12,861  18,261    26,237
  12           33,426        114,043  120,556  130,563  14,043  20,556    30,563
  13           37,197        115,157  122,905  135,294  15,157  22,905    35,294
  14           41,157        116,196  125,302  140,467  16,196  25,302    40,467
  15           45,315        117,156  127,745  146,124  17,156  27,745    46,124
  16           49,681        118,030  130,228  152,310  18,030  30,228    52,310
  17           54,265        118,809  132,744  159,072  18,809  32,744    59,072
  18           59,078        119,487  135,286  166,465  19,487  35,286    66,465
  19           64,132        120,053  137,844  174,546  20,053  37,844    74,546
  20           69,439        120,498  140,408  183,379  20,498  40,408    83,379
  25          100,227        120,593  152,960  241,625  20,593  52,960   141,625
  30          139,522        115,859  163,432  332,991  15,859  63,432   232,991
  35          189,673        103,378  167,620  475,677   3,378  67,620   375,677

 -------------------------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan:  Flexible Premium Variable Life
       $100,000 Total Sum Insured
       Male, Issue age 45, Fully Underwritten Select Underwriting Class Option B Death Benefit
       Guideline Premium and Cash Value Corridor Test
       Planned Premium: $2,000*
       Using Maximum Charges


                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ---------
   1            2,100        100,602  100,670  100,740    602      670        740
   2            4,305        101,394  101,577  101,768  1,554    1,737      1,928
   3            6,620        102,133  102,480  102,858  2,133    2,480      2,858
   4            9,051        102,818  103,378  104,014  2,818    3,378      4,014
   5           11,604        103,445  104,265  105,236  3,445    4,265      5,236
   6           14,284        104,403  105,544  106,946  4,403    5,544      6,946
   7           17,098        105,286  106,815  108,765  5,286    6,815      8,765
   8           20,053        106,089  108,072  110,699  6,089    8,072     10,699
   9           23,156        106,803  109,304  112,748  6,803    9,304     12,748
  10           26,414        107,421  110,501  114,913  7,421   10,501     14,913
  11           29,834        107,996  111,717  117,267  7,996   11,717     17,267
  12           33,426        108,462  112,882  119,752  8,462   12,882     19,752
  13           37,197        108,818  113,989  122,379  8,818   13,989     22,379
  14           41,157        109,058  115,030  125,154  9,058   15,030     25,154
  15           45,315        109,176  115,992  128,082  9,176   15,992     28,082
  16           49,681        109,160  116,859  131,166  9,160   16,859     31,166
  17           54,265        108,998  117,611  134,406  8,998   17,611     34,406
  18           59,078        108,673  118,224  137,795  8,673   18,224     37,795
  19           64,132        108,166  118,668  141,327  8,166   18,668     41,327
  20           69,439        107,458  118,914  144,991  7,458   18,914     44,991
  25          100,227        100,389  116,186  165,067    389   16,186     65,067
  30          139,522              *  102,778  186,009      *    2,778     86,009
  35          189,673              *        *  200,295      *        *    100,295

 -------------------------

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
**  Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan:  Flexible Premium Variable Life
       $100,000 Total Sum Insured
       Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
       Cash Value Accumulation Test
       Planned Premium: $2,000*
       Using Current Charges


                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ---------
   1            2,100        100,000  100,000  100,000     926    1,006     1,086
   2            4,305        100,000  100,000  100,000   2,224    2,448     2,683
   3            6,620        100,000  100,000  100,000   3,168    3,611     4,094
   4            9,051        100,000  100,000  100,000   4,239    4,976     5,810
   5           11,604        100,000  100,000  100,000   5,274    6,382     7,686
   6           14,284        100,000  100,000  100,000   6,666    8,235    10,154
   7           17,098        100,000  100,000  100,000   8,014   10,150    12,859
   8           20,053        100,000  100,000  100,000   9,318   12,127    15,826
   9           23,156        100,000  100,000  100,000  10,575   14,167    19,081
  10           26,414        100,000  100,000  100,000  11,807   16,305    22,700
  11           29,834        100,000  100,000  100,000  13,111   18,642    26,822
  12           33,426        100,000  100,000  100,000  14,363   21,063    31,368
  13           37,197        100,000  100,000  100,000  15,562   23,568    36,390
  14           41,157        100,000  100,000  100,000  16,702   26,162    41,942
  15           45,315        100,000  100,000  100,000  17,781   28,847    48,092
  16           49,681        100,000  100,000  100,314  18,794   31,628    54,909
  17           54,265        100,000  100,000  111,201  19,737   34,510    62,409
  18           59,078        100,000  100,000  122,814  20,604   37,496    70,636
  19           64,132        100,000  100,000  135,222  21,389   40,594    79,655
  20           69,439        100,000  100,000  148,492  22,084   43,811    89,539
  25          100,227        100,000  100,000  230,654  23,994   62,110   155,009
  30          139,522        100,000  115,032  349,000  22,180   84,920   257,641
  35          189,673        100,000  139,931  522,847  13,328  111,410   416,280

 -------------------------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.


It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan:  Flexible Premium Variable Life
       $100,000 Total Sum Insured
       Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
       Cash Value Accumulation Test
       Planned Premium: $2,000*
       Using Maximum Charges


                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,753     1,946
   3            6,620        100,000  100,000  100,000   2,161   2,512     2,896
   4            9,051        100,000  100,000  100,000   2,865   3,434     4,081
   5           11,604        100,000  100,000  100,000   3,516   4,354     5,347
   6           14,284        100,000  100,000  100,000   4,505   5,677     7,118
   7           17,098        100,000  100,000  100,000   5,429   7,008     9,024
   8           20,053        100,000  100,000  100,000   6,283   8,342    11,075
   9           23,156        100,000  100,000  100,000   7,059   9,674    13,281
  10           26,414        100,000  100,000  100,000   7,751  10,997    15,655
  11           29,834        100,000  100,000  100,000   8,414  12,368    18,280
  12           33,426        100,000  100,000  100,000   8,983  13,724    21,117
  13           37,197        100,000  100,000  100,000   9,455  15,063    24,191
  14           41,157        100,000  100,000  100,000   9,827  16,380    27,532
  15           45,315        100,000  100,000  100,000  10,091  17,671    31,172
  16           49,681        100,000  100,000  100,000  10,237  18,926    35,146
  17           54,265        100,000  100,000  100,000  10,251  20,133    39,495
  18           59,078        100,000  100,000  100,000  10,117  21,278    44,265
  19           64,132        100,000  100,000  100,000   9,813  22,342    49,514
  20           69,439        100,000  100,000  100,000   9,318  23,308    55,310
  25          100,227        100,000  100,000  138,229   3,191  26,010    92,896
  30          139,522              *  100,000  198,224       *  21,767   146,334
  35          189,673              *        *  276,280       *       *   219,968

 -------------------------

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
**  Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                            ADDITIONAL INFORMATION

     This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 20.

Contents of this section                                                           Beginning on page
------------------------                                                           -----------------
Description of JHVLICO............................................................        29
How we support the policy and investment options..................................        29
Procedures for issuance of a policy...............................................        30
Basic Sum Insured vs. Additional Sum Insured......................................        31
Commencement of investment performance............................................        32
How we process certain policy transactions........................................        32
Effects of policy loans...........................................................        33
Additional information about how certain policy charges work......................        34
How we market the policies........................................................        35
Tax considerations................................................................        36
Reports that you will receive.....................................................        38
Voting privileges that you will have..............................................        38
Changes that JHVLICO can make as to your policy...................................        39
Adjustments we make to death benefits.............................................        39
When we pay policy proceeds.......................................................        39
Other details about exercising rights and paying benefits.........................        40
Legal matters.....................................................................        40
Registration statement filed with the SEC.........................................        40
Accounting and actuarial experts..................................................        41
Financial statements of JHVLICO and the Account...................................        41
List of Directors and Executive Officers of JHVLICO...............................        42

Description of JHVLICO

     We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

     We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

     We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2000, John Hancock's assets were approximately $88 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

How we support the policy and investment options

Separate Account S

     The variable investment options shown on page 1 are in fact subaccounts of Separate Account S (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

     The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     The assets in each subaccount are invested in the corresponding fund of one of the Series Funds. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

     We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

     Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

     Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Procedures for issuance of a policy

     Generally, the policy is available with a minimum Total Sum Insured at issue of $100,000. At the time of issue, the insured person must have an attained age of at least 20 and no more than 75. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

     Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

     The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

     After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 31).

     The policy will take effect only if all of the following conditions are satisfied:

 .  The policy is delivered to and received by the applicant.

 .  The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

     In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

     The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

     If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

     Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

Basic Sum Insured vs. Additional Sum Insured

     As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

     The amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed death benefit feature.

     Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

     If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.

     Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 36).

Commencement of investment performance

     Any premium payment processed prior to the twentieth day after the policy's date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

     All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

How we process certain policy transactions

Premium payments

     We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

     (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

     (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

     (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

     (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made;
   or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

     (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

     Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

     If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

     Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

     The following transactions take effect on the monthly deduction date on or next following the date we approve your request:

  . Total Sum Insured decreases.

  . Reinstatements of lapsed policies.

     The following transactions take effect on the policy anniversary on or next following the date we approve your request:

  . Additional Sum Insured increases.

  . Change of death benefit Option from A to B.

     A change from Option B to Option A is effective on the policy anniversary on or next following the date we receive the request.

     We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

Effects of policy loans

     The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

     The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

     Whenever the outstanding loan equals or exceeds the account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 36).

 Additional information about how certain policy charges work

Sales expenses and related charges

  The premium sales charges help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 35.)

  If you surrender the policy during the first two policy years, we will refund a portion of the total sales charges that have been deducted from premiums and account value. The refund will be equal to the amount by which such total sales charges exceed the sum of the following:

 . 30% of premiums paid up to one SEC Guideline Annual Premium (as defined below), plus

 . 10% of any premiums paid that exceed one SEC Guideline Annual Premium but do not exceed two SEC Guideline Annual Premiums, plus

 . 9% of any premiums paid that exceed two SEC Guideline Annual Premiums.

An SEC Guideline Annual Premium is the level annual premium that would be required for a fixed life insurance policy on the life of the insured person with a face amount equal to the Total Sum Insured of the policy being surrendered and having the same optional insurance benefit riders as the policy being surrendered. Calculation of this level annual premium is based on certain assumptions prescribed by the SEC for this purpose.

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $6,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $3,000. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 36.)

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

How we market the policies

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Distribution of policies described in this prospectus will be limited to certain distribution channels which target members of affinity groups or other groups of associated individuals. The eligibility of such channels will be determined in accordance with our rules in effect at any given time. Any of the following factors may be considered in determining such eligibility: the nature of the group and its organizational framework; the method by which sales will be made to the members of the group; the facility with which premiums will be collected from the members; the anticipated lapse and surrender rates of the policies; the size of the group or class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums to be paid by or for the members; and any other such circumstances which, in our opinion, would justify the compensation levels specified below.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 45% of a certain portion of the premium paid in the first policy year, 11% of the same portion of premium paid in each of the second through fourth policy years, and 3% of the same portion of premium paid in each policy year thereafter. The maximum commission on any premium paid in excess of such portion in any policy year is 3%. The portion of premium referenced in this paragraph will be at least equal to the Target Premium.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

Tax considerations

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Reports that you will receive

  At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

  Semiannually we will send you a report containing the financial statements of the Series Funds, including a list of securities held in each fund.

Voting privileges that you will have

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of a Series Fund which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Fund's shareholders in accordance with instructions received from owners of such policies. Shares of the Series Fund held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

 Changes that JHVLICO can make as to your policy

Changes relating to a Series Fund or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

Adjustments we make to death benefits

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

When we pay policy proceeds

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Other details about exercising rights and paying benefits

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Legal matters

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

Registration statement filed with the SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

Accounting and actuarial experts

  The financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Todd G. Engelsen, F.S.A., Vice President and Illustration Actuary of JHVLICO and Second Vice President of John Hancock.

Financial statements of JHVLICO and the account

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

               List of Directors and Executive Officers of JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors and Executive Officers                   Principal Occupations
---------------------------------                  ---------------------
David F. D'Alessandro.......................       Chairman of the Board of JHVLICO; President and
                                                   Chief Executive Officer, John Hancock Life
                                                   Insurance Company.
Michele G. Van Leer.........................       Vice Chairman of the Board and President of
                                                   JHVLICO; Senior Vice President, John Hancock
                                                   Life Insurance Company.
Ronald J. Bocage............................       Director, Vice President and Counsel of JHVLICO;
                                                   Vice President and Counsel, John Hancock Life
                                                   Insurance Company.
Bruce M. Jones..............................       Director and Vice President of JHVLICO; Vice
                                                   President, John Hancock Life Insurance Company.
Thomas J. Lee...............................       Director and Vice President of JHVLICO; Vice
                                                   President, John Hancock Life Insurance Company.
Barbara L. Luddy............................       Director, Vice President and Actuary of JHVLICO;
                                                   Senior Vice President, John Hancock Life
                                                   Insurance Company.
Robert S. Paster............................       Director and Vice President of JHVLICO; Vice
                                                   President, John Hancock Life Insurance Company.
Robert R. Reitano...........................       Director, Vice President and Chief Investment
                                                   officer of JHVLICO; Vice President and Chief
                                                   Investment Strategist, John Hancock Life
                                                   Insurance Company.
Paul Strong.................................       Director and Vice President of JHVLICO; Vice
                                                   President, John Hancock Life Insurance Company.
Roger G. Nastou.............................       Vice President, Investments, of JHVLICO; Vice
                                                   President, John Hancock Life Insurance Company
Todd G. Engelsen............................       Vice President and Illustration Actuary of
                                                   JHVLICO; Second Vice President, John Hancock
                                                   Life Insurance Company
Julie H. Indge..............................       Treasurer of JHVLICO; Assistant Treasurer, John
                                                   Hancock Life Insurance Company
Earl W. Baucom..............................       Controller of JHVLICO; Senior Vice President and
                                                   Controller, John Hancock Life Insurance Company.
Peter Scavongelli...........................       Secretary of JHVLICO; State Compliance Officer,
                                                   John Hancock Life Insurance Company

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

  We have audited the accompanying consolidated balance sheet of John Hancock Variable Life Insurance Company as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the year ended December 31, 2000. Our audit also included the financial statement schedules listed in the Index at Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2000, and the consolidated results of their operations and their cash flows for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /S/ ERNST & YOUNG LLP
Boston, Massachusetts
March 16, 2001

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEET


                                                               December 31
                                                                  2000
                                                         ----------------------
                                                             (in millions)
Assets
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost (fair value:
  $686.8)...............................................         $   715.4
 Available-for-sale--at fair value (cost: $1,018.8).....           1,011.8
Equity securities:
 Available-for-sale--at fair value (cost: $7.1).........               8.1
Mortgage loans on real estate...........................             554.8
Real estate.............................................              23.9
Policy loans............................................             334.2
Short-term investments..................................              21.7
Other invested assets...................................              34.8
                                                                 ---------
  Total Investments.....................................           2,704.7
Cash and cash equivalents...............................             277.3
Accrued investment income...............................              52.1
Premiums and accounts receivable........................               7.0
Deferred policy acquisition costs.......................             994.1
Reinsurance recoverable--Note 7.........................              48.4
Other assets............................................              28.2
Separate accounts assets................................           8,082.9
                                                                 ---------
  Total Assets..........................................         $12,194.7
                                                                 =========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                                                                December 31
                                                                   2000
                                                              -----------------
                                                               (in millions)
Liabilities and Shareholder's Equity
Liabilities
Future policy benefits........................................ $      2,754.2
Policyholders' funds..........................................           14.2
Unearned revenue..............................................          212.0
Unpaid claims and claim expense reserves......................           11.1
Dividends payable to policyholders............................            0.1
Income taxes--Note 5..........................................           64.2
Other liabilities.............................................          250.4
Separate accounts liabilities.................................        8,082.9
                                                               --------------
  Total Liabilities...........................................       11,389.1
Shareholder's Equity--Note 9
Common stock, $50 par value; 50,000 shares authorized;
 50,000 shares issued and outstanding.........................            2.5
Additional paid in capital....................................          572.4
Retained earnings.............................................          232.9
Accumulated other comprehensive loss..........................           (2.2)
                                                               --------------
  Total Shareholder's Equity..................................          805.6
                                                               --------------
  Total Liabilities and Shareholder's Equity.................. $     12,194.7
                                                               ==============

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                        CONSOLIDATED STATEMENT OF INCOME


                                                              Year Ended
                                                              December 31
                                                                 2000
                                                              -------------
                                                              (in millions)
Revenues
Premiums..............................................          $  28.6
Universal life and investment-type product charges....            337.1
Net investment income--Note 3.........................            213.4
Net realized investment losses, net of related
 amortization of deferred policy acquisition
 costs of $3.8--Notes 1, 3, and 10....................            (10.6)
Other revenue.........................................              0.2
                                                                -------
  Total revenues......................................            568.7
Benefits and expenses
Benefits to policyholders.............................            248.6
Other operating costs and expenses....................            116.8
Amortization of deferred policy acquisition costs,
 excluding amounts related to net realized
 investment losses of $3.8--Notes 1, 3 and 10.........             34.0
Dividends to policyholders............................             26.1
                                                                -------
  Total benefits and expenses.........................            425.5
                                                                -------
Income before income taxes............................            143.2
Income taxes--Note 5..................................             43.8
                                                                -------
Net income............................................          $  99.4
                                                                =======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY

                            AND COMPREHENSIVE INCOME

                                                                                      Accumulated
                                                               Additional                Other           Total
                                                                Paid In    Retained  Comprehensive   Shareholder's
                                                 Common Stock   Capital    Earnings      Loss           Equity
                                                 ------------  ----------  --------  -------------  ---------------
Balance at December 31, 1999..............           $2.5        $572.4     $133.5      ($13.4)         $695.0
Comprehensive income:
 Net income...............................                                    99.4                        99.4
Other comprehensive income, net of tax:
 Net unrealized gains.....................                                                11.2            11.2
Comprehensive income......................                                                               110.6
                                                     ----        ------     ------      ------          ------
Balance at December 31, 2000..............           $2.5        $572.4     $232.9       ($2.2)         $805.6
                                                     ====        ======     ======      ======          ======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                                                      Year Ended
                                                                                                                      December 31
                                                                                                                          2000
                                                                                                                  ---------------
                                                                                                                    (in millions)
Cash flows from operating activities:
  Net income.......................................................................................................  $      99.4
     Adjustments to reconcile net income to net cash provided by operating activities:
       Amortization of discount--fixed maturities..................................................................         (1.9)
       Realized investment losses, net.............................................................................         10.6
       Change in deferred policy acquisition costs.................................................................       (141.5)
       Depreciation and amortization...............................................................................          1.9
       Increase in accrued investment income.......................................................................        (10.2)
       Decrease in premiums and accounts receivable................................................................          0.3
       Decrease in other assets and other liabilities, net.........................................................         70.7
       Decrease in policy liabilities and accruals, net............................................................       (401.1)
       Increase in income taxes....................................................................................         22.5
                                                                                                                     -----------
          Net cash used by operating activities....................................................................       (349.3)

Cash flows from investing activities:
  Sales of:
     Fixed maturities available-for-sale...........................................................................        194.6
     Equity securities available-for-sale..........................................................................          1.0
     Real estate...................................................................................................          0.2
     Short-term investments and other invested assets..............................................................          1.3
  Maturities, prepayments and scheduled redemptions of:
     Fixed maturities held-to-maturity.............................................................................         79.9
     Fixed maturities available-for-sale...........................................................................         91.5
     Short-term investments and other invested assets..............................................................         10.1
     Mortgage loans on real estate.................................................................................         85.6
 Purchases of:
     Fixed maturities held-to-maturity.............................................................................       (127.2)
     Fixed maturities available-for-sale...........................................................................       (424.7)
     Equity securities available-for-sale..........................................................................         (0.6)
     Real estate...................................................................................................         (0.4)
     Short-term investments and other invested assets..............................................................        (38.8)
     Mortgage loans on real estate issued..........................................................................       (100.5)
     Other, net....................................................................................................        (41.5)
                                                                                                                     -----------
          Net cash used in investing activities....................................................................       (269.5)
Cash flows from financing activities:
  Universal life and investment-type contract deposits.............................................................  $   1,067.2
  Universal life and investment-type contract maturities and withdrawals...........................................       (430.7)
                                                                                                                     -----------
     Net cash provided by financing activities.....................................................................        636.5
                                                                                                                     -----------
     Net increase in cash and cash equivalents.....................................................................         17.7
Cash and cash equivalents at beginning of year.....................................................................        259.6
                                                                                                                     -----------
     Cash and cash equivalents at end of year......................................................................  $     277.3
                                                                                                                     ===========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

Note 1. Summary of Significant Accounting Policies

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

     Prior to 2000, the Company did not prepare its financial statements in accordance with accounting principles generally accepted in the United States and financial information on such basis currently is not readily available for earlier periods. Comparative financial statements prepared on a statutory-basis are included elsewhere in this Form 10-K.

  Principles of Consolidation

     The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

     The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

     In accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Bonds and mortgage-backed securities, which the Company has the positive intent and ability to hold to maturity, are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

     Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity as described above. Impairments in value deemed to be other than temporary are reported as a component of realized investment gains (losses).

     Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of realized investment gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

     Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of realized investment gains (losses).

     Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of realized investment gains (losses). The Company does not depreciate real estate to be disposed of.

     Policy loans are carried at unpaid principal balances which approximate fair value.

     Short-term investments are carried at amortized cost.

     Partnership and joint venture interests in which the Company does not have control or a majority ownership interest are recorded using the equity method of accounting and included in other invested assets.

     Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

  Derivative Financial Instruments

     The Company uses futures contracts, interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels and foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities. The Company also uses equity collar agreements to reduce its exposure to market fluctuations in certain equity securities.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     The Company uses futures contracts principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield.

     The Company uses interest rate swap, cap and floor agreements and swaptions for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to more closely match its liabilities. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. Interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal) to hedge against rising and falling interest rates. Swaptions entitle the Company to receive settlement payments from other parties on specified expiration dates, contingent on future interest rates. The amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates.

     The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call option that limits the Company's potential for gain from appreciation in the stock price as well as a put option that limits the Company's potential for loss from a decline in the stock price.

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability.

     The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income. The related amounts due to or from counterparties are included in accrued investment income receivable or payable.

     Premiums paid for interest rate cap and floor agreements and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the agreements. The unamortized premium is included in other assets. Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income. Settlements received on swaptions are deferred and amortized over the life of the hedged assets as an adjustment to yield.

     Interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements which hedge instruments designated as available-for-sale are adjusted to fair value with the resulting unrealized gains and losses, net of related taxes, included in shareholder's equity.

     Equity collar agreements are carried at fair value and are included in other invested assets, with the resulting unrealized gains and losses included in realized investment gains (losses).

     Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest or price risk, designates these financial instruments as hedges and assesses whether the instruments reduce the hedged risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     From time to time, futures contracts, interest rate swaps, cap and floor agreements, swaptions and currency rate swap agreements are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Realized and unrealized changes in fair value of derivatives designated with items that no longer exist or are no longer probable of occurring are recorded as a component of the gain or loss arising from the disposition of the designated item or included in income when it is determined that the item is no longer probable of occurring. Changes in the fair value of derivatives no longer effective as hedges are recognized in income from the date the derivative becomes ineffective until their expiration.

  Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

  Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities and 3.5% to 10.3% for individual annuity liabilities.

     Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

  Participating Insurance

     Participating business represents approximately 16.3% of the Company's life insurance in force and 30.1% of life insurance premiums in 2000.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

  Deferred Policy Acquisition Costs

     Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization expense was $30.2 million in 2000.

     Amortization of deferred policy acquisition costs is allocated to: (1) realized investment gains and losses for those products that realized gains and losses have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

     Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from realized gains and losses, management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

  Cash and Cash Equivalents

     Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

  Separate Accounts

     Separate account assets and liabilities reported in the accompanying consolidated balance sheet represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Investment income and investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and realized investment gains and losses of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

  Reinsurance

     The Company utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statement of income reflects premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

  Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

  Foreign Currency Translation

     Gains or losses on foreign currency transactions are reflected in earnings.

  Accounting Changes and New Accounting Principles Adopted

     SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. SOP 98-7 did not have a material impact on the Company's consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

  Recent Accounting Pronouncements

     In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement 133." This Statement amends SFAS No. 133 to defer its effective date for one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of SFAS No. 133." This Statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings and will be included in net realized and other investment gains.

     The adoption of SFAS No. 133, as amended, will result in an increase in other comprehensive income of $0.5 million (net of tax of $0.3 million) as of January 1, 2001 that will be accounted for as the cumulative effect of an accounting change. In addition, the adoption of SFAS No. 133, as amended, will result in an increase to earnings of $4.9 million (net of tax of $2.7 million) as of January 1, 2001, that will be accounted for as the cumulative effect of an accounting change. The Company believes that its current risk management philosophy will remain largely unchanged after adoption of the Statement.

     SFAS No. 133, as amended, precludes the designation of held-to-maturity fixed maturity investment securities as hedged items in hedging relationships where the hedged risk is interest rates. As a result, in connection with the adoption of the Statement and consistent with the provisions of the Statement, on January 1, 2001, the Company will reclassify approximately $550.3 million of its held-to-maturity fixed maturity investment portfolio to the available-for-sale category. This will result in an additional increase in other comprehensive income of $4.7 million (net of tax of $2.5 million) as of January 1, 2001.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operation or financial position.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

  Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary will use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company and its domestic life insurance subsidiary's statutory-basis capital and surplus, the Company and its domestic life insurance subsidiary will remain in compliance with all regulatory and contractual obligations.

Note 2. Transactions with Parent

     John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria, which were revised in 2000 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $170.6 million, which has been included in other operating costs and expenses. As of December 31, 2000, the Company owed John Hancock $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net income by $0.9 million.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $102.2 million as of December 31, 2000. This agreement had no impact on the Company's net gain from operations.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million from the Company in 2000. This agreement increased the Company's net gain from operations in 2000 by $1.1 million.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments

     The following information summarizes the components of net investment income and realized investment losses, net:

                                                                                                                      Year Ended
                                                                                                                      December 31
                                                                                                                         2000
                                                                                                                   -----------------
                                                                                                                     (in millions)
Net Investment Income
  Fixed maturities..............................................................................................        $138.5
  Equity securities.............................................................................................           0.2
  Mortgage loans on real estate.................................................................................          44.3
  Real estate...................................................................................................           4.1
  Policy loans..................................................................................................          17.1
  Short-term investments........................................................................................          19.4
  Other.........................................................................................................           1.1
                                                                                                                        ------
  Gross investment income.......................................................................................         224.7
   Less investment expenses.....................................................................................          11.3
                                                                                                                        ------
   Net investment income........................................................................................        $213.4
                                                                                                                        ======
Net Realized Investment Gains (Losses), Net of Related Amortization of Deferred Policy Acquisition Costs
  Fixed maturities..............................................................................................        $(16.0)
  Equity securities.............................................................................................           0.8
  Mortgage loans on real estate and real estate.................................................................          (2.3)
  Derivatives and other invested assets.........................................................................           3.1
  Amortization adjustment for deferred policy acquisition costs.................................................           3.8
                                                                                                                        ------
  Net realized investment losses, net of related amortization of deferred policy acquisition costs..............        $(10.6)
                                                                                                                        ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  Gross gains of $1.5 million in 2000 and gross losses of $6.0 million in 2000 were realized on the sale of available-for-sale securities.

  The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                                           Gross       Gross
                                              Amortized  Unrealized  Unrealized     Fair
                                                Cost       Gains       Losses      Value
                                              ---------  ----------  ----------  ----------
                                                             (in millions)
December 31, 2000
Held-to-Maturity:
Corporate securities...................       $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities.............           29.3       0.2         1.2          28.3
Obligations of states and
 political subdivisions................            1.9       0.0         0.0           1.9
                                              --------     -----       -----      --------
 Total.................................       $  715.4     $23.6       $52.2      $  686.8
                                              ========     =====       =====      ========
Available-for-Sale:
Corporate securities...................       $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities.............          239.1       3.6         3.7         239.0
Obligations of states and
 political subdivisions................            0.9       0.0         0.0           0.9
Debt securities issued by
 foreign governments...................           11.1       0.3         0.6          10.8
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies.............           16.1       0.7         0.1          16.7
                                              --------     -----       -----      --------
Total fixed maturities.................        1,018.8      25.2        32.2       1,011.8
Equity securities......................            7.1       2.8         1.8           8.1
                                              --------     -----       -----      --------
 Total.................................       $1,025.9     $28.0       $34.0      $1,019.9
                                              ========     =====       =====      ========

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below:


                                                          Amortized     Fair
                                                            Cost       Value
                                                          ---------  ----------
                                                             (in millions)
Held-to-Maturity:
Due in one year or less................................   $   71.9    $   72.1
Due after one year through five years..................      234.8       235.0
Due after five years through ten years.................      222.5       223.0
Due after ten years....................................      156.9       128.4
                                                          --------    --------
                                                             686.1       658.5
Mortgage-backed securities.............................       29.3        28.3
                                                          --------    --------
 Total.................................................   $  715.4    $  686.8
                                                          ========    ========
Available-for-Sale:
Due in one year or less................................   $   24.9    $   24.8
Due after one year through five years..................      332.3       333.0
Due after five years through ten years.................      290.0       281.0
Due after ten years....................................      132.5       134.0
                                                          --------    --------
                                                             779.7       772.8
Mortgage-backed securities.............................      239.1       239.0
                                                          --------    --------
 Total.................................................   $1,018.8    $1,011.8
                                                          ========    ========

  Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

  The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000, $1.4 million of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

  Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  Changes in the allowance for probable losses on mortgage loans on real estate were as follows:


                                  Balance at                          Balance at
                                   Beginning                            End of
                                    of Year    Additions  Deductions      Year
                                  -----------  ---------  ----------  ----------
                                                   (in millions)

Year ended December 31, 2000
Mortgage loans on real
 estate.........................     $3.8        $1.2        $0.0        $5.0
                                     ====        ====        ====        ====

  At December 31, 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:


                                                                   December 31
                                                                      2000
                                                                ---------------
                                                                 (in millions)

Impaired mortgage loans on real estate with provision for
 losses.......................................................        $4.2
Provision for losses..........................................         1.2
                                                                      ----
Net impaired mortgage loans on real estate....................        $3.0
                                                                      ====

  The average investment in impaired loans and the interest income recognized on impaired loans were as follows:


                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)

Average recorded investment in impaired loans.................       $2.1
Interest income recognized on impaired loans..................        0.3

  The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

  Restructured commercial mortgage loans aggregated $3.4 million as of December 31, 2000.The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:


                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)

Expected......................................................       0.34
Actual........................................................       0.27

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  At December 31, 2000, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:


                            Carrying     Geographic                  Carrying
Property Type                Amount      Concentration                Amount
-------------             -------------  -------------             -------------
                          (in millions)                            (in millions)

Apartments.............      $129.2      East North Central.....      $ 68.1
Hotels.................        15.1      East South Central.....        27.6
Industrial.............        77.4      Middle Atlantic........        27.1
Office buildings.......        99.2      Mountain...............        35.7
Retail.................        45.7      New England............        44.5
Mixed Use..............        13.5      Pacific................       120.7
Agricultural...........       165.6      South Atlantic.........       156.7
Other..................        14.1      West North Central.....        16.9
                                         West South Central.....        59.3
                                         Canada/Other...........         3.2
Allowance for losses...        (5.0)     Allowance for losses...        (5.0)
                             ------                                   ------
 Total.................      $554.8       Total.................      $554.8
                             ======                                   ======

  Bonds with amortized cost of $7.0 million were non-income producing for the year ended December 31, 2000.

  Depreciation expense on investment real estate was $0.6 million in 2000. Accumulated depreciation was $2.5 million at December 31, 2000.

  Investments in unconsolidated joint ventures and partnerships accounted for by using the equity method of accounting totaled $0.4 million at December 31, 2000. Total combined assets of these joint ventures and partnerships were $28.5 million (consisting primarily of investments), and total combined liabilities were $8.7 million (including $2.9 million of non-recourse notes payable to banks) at December 31, 2000. Total combined revenues and expenses of such joint ventures and partnerships were $77.6 million and $76.3 million, respectively, resulting in $1.3 million of total combined income from operations before income taxes in 2000. Net investment income on investments accounted for on the equity method totaled $0.4 million in 2000.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Derivatives

  The notional amounts, carrying values and estimated fair values of the Company's derivative instruments are as follows:


                                               Number of
                                               Contracts/   Assets (Liabilities)
                                                Notional   ---------------------
                                                Amounts             2000
                                               ----------  ---------------------
                                                            Carrying     Fair
                                                  2000        Value      Value
                                               ----------  -----------  --------
                                                         (in millions)

Asset Hedges:
 Futures contracts to sell securities........        6          --          --
 Interest rate swap agreements...............
  Notional...................................   $600.0          --       (10.8)
  Average fixed rate--paid...................     6.38%         --          --
  Average float rate--received...............     6.69%         --          --
 Currency rate swap agreements...............   $ 22.3        (0.6)       (0.6)
 Equity collar agreements....................       --         0.4         0.4
Liability Hedges:
 Futures contracts to acquire securities.....       43         0.1         0.1
 Interest rate swap agreements...............
  Notional...................................   $570.0                     9.6
  Average fixed rate--received...............     6.43%         --          --
  Average float rate--paid...................     6.69%         --          --
 Interest rate cap agreements................   $239.4         2.1         2.1
 Interest rate floor agreements..............    485.4         4.5         4.5

  Financial futures contracts are used principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contracts or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. The futures contracts expire in March 2001.

  The interest rate swap agreements expire in 2001 to 2011. The interest rate cap agreements expire in 2006 to 2007 and interest rate floor agreements expire in 2010. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap and floor agreements, swaptions, and currency swap agreements and equity collar agreements are based on current settlement values. The current settlement values are based on quoted market prices, which utilize pricing models or formulas using current assumptions.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Derivatives (continued)

     The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 5. Income Taxes

     The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

     The components of income taxes were as follows:

                                                                   Year Ended
                                                                   December 31
                                                                      2000
                                                                   -----------
                                                                  (in millions)
Current taxes:
 Federal........................................................     $ 15.2
 Foreign........................................................        0.6
                                                                     ------
                                                                       15.8

Deferred taxes:
 Federal........................................................       28.0
 Foreign........................................................         --
                                                                     ------
                                                                       28.0
                                                                     ------
  Total income taxes............................................     $ 43.8
                                                                     ======

     A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                                   Year Ended
                                                                   December 31
                                                                      2000
                                                                   -----------
                                                                  (in millions)

Tax at 35%...................................................        $ 50.1
 Add (deduct):
 Equity base tax.............................................          (5.6)
 Tax credits.................................................          (0.6)
 Foreign taxes...............................................           0.6
 Tax exempt investment income................................          (0.7)
                                                                     ------
  Total income taxes.........................................        $ 43.8
                                                                     ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5. Income Taxes (continued)

     The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                   December 31
                                                                      2000
                                                                   -----------
                                                                  (in millions)
Deferred tax assets:
 Policy reserve adjustments....................................     $ 74.6
 Other postretirement benefits.................................       23.3
 Book over tax basis of investments............................        7.8
 Interest......................................................        7.5
 Unrealized losses.............................................        1.4
                                                                    ------
  Total deferred tax assets....................................      114.6
                                                                    ------
Deferred tax liabilities:
 Deferred policy acquisition costs.............................      199.1
 Depreciation..................................................        1.8
 Basis in partnerships.........................................        0.4
 Market discount on bonds......................................        0.6
 Other.........................................................        9.5
                                                                    ------
  Total deferred tax liabilities...............................      211.4
                                                                    ------
  Net deferred tax liabilities.................................     $ 96.8
                                                                    ======

     The Company made income tax payments of $62.9 million in 2000.

Note 6. Debt and Line of Credit

     At December 31, 2000, the Company had a line of credit with John Hancock Capital Corporation, an indirect, wholly-owned subsidiary of John Hancock, totaling $250.0 million. John Hancock Capital Corporation will commit, when requested, to loan funds at prevailing interest rates as agreed to from time to time between John Hancock Capital Corporation and the Company. At December 31, 2000, the Company had no outstanding borrowings under the agreement.

Note 7. Reinsurance

     The effect of reinsurance on premiums written and earned was as follows:

                                                                2000 Premiums
                                                               ---------------
                                                               Written  Earned
                                                               -------  ------
                                                                (in millions)
Life Insurance:
 Direct......................................................  $ 34.1   $ 34.1
 Ceded.......................................................    (5.5)    (5.5)
                                                               ------   ------
  Net life insurance premiums................................  $ 28.6   $ 28.6
                                                               ======   ======

     For the year ended December 31, 2000, benefits to policyholders under life ceded reinsurance contracts were $3.0 million.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 7. Reinsurance (continued)

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Note 8. Commitments And Contingencies

     The Company has extended commitments to purchase long-term bonds, issue real estate mortgages and purchase other assets totaling $37.0 million, $6.3 million and $17.4 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above was $62.9 million at December 31, 2000. The majority of these commitments expire in 2001.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

     During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. The reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $66.3 million at December 31, 2000. No costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

     During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly.

     Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at the time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total shareholder's equity would not be impacted.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9. Shareholder's Equity

     (a) Other Comprehensive Loss

     The components of accumulated other comprehensive loss are as follows:

                                                                                                                Accumulated
                                                                                                                   Other
                                                                                                               Comprehensive
                                                                                                                  Income
                                                                                                               -------------
Balance at January 1, 2000.................................................................................       ($13.4)
                                                                                                                  ------
Gross unrealized gains (net of deferred income tax expense of $9.7 million)................................         18.0
Less reclassification adjustment for gains, realized in net income (net of tax expense of
 $1.6 million).............................................................................................         (2.9)
Adjustment to deferred policy acquisition costs (net of deferred income tax benefit of $2.1 million).......         (3.9)
                                                                                                                  ------
Net unrealized gains.......................................................................................         11.2
                                                                                                                  ------
Balance at December 31, 2000...............................................................................       ($ 2.2)
                                                                                                                  ======

     Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                                                                                   2000
                                                                                                              ---------------
                                                                                                               (in millions)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
 Fixed maturities..........................................................................................       ($7.0)
 Equity investments........................................................................................         1.0
 Derivatives and other.....................................................................................         0.3
                                                                                                                  -----
  Total....................................................................................................        (5.7)
Amounts attributable to:
 Deferred policy acquisition cost..........................................................................         2.1
 Deferred federal income taxes.............................................................................         1.4
                                                                                                                  -----
  Total....................................................................................................         3.5
                                                                                                                  -----
  Net unrealized investment gains..........................................................................       ($2.2)
                                                                                                                  =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9.  Shareholder's Equity (continued)

     (b) Statutory Results

     The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above. Since 1988, the Commonwealth of Massachusetts Division of Insurance has provided the Company with approval to recognize a pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Commonwealth of Massachusetts Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis. The pension plan prepaid expense amounted to $55.6 million at December 31, 2000.

     Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.

                                                                      2000
                                                                 -------------
                                                                 (in millions)

Statutory net income...........................................     $ 26.6
Statutory surplus..............................................      527.2


     Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

Note 10. Segment Information

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

     Retail-Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

     Retail-Asset Gathering Segment. Offers individual annuities, consisting of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Segment Information (continued)

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment gains or losses and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment gains and losses, including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

     Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain realized investment gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; and (v) a charge for certain one time costs associated with John Hancock's demutualization process.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Segment Information (continued)

     The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions):

                                                                                               Retail
                                                                                  Retail        Asset
                                                                                Protection    Gathering    Consolidated
                                                                                ----------    ---------   --------------
2000
Revenues:
 Segment revenues...........................................................    $  530.8      $   48.5       $   579.3
 Realized investment losses, net............................................       (10.6)           --           (10.6)
                                                                                --------      --------       ---------
 Revenues...................................................................    $  520.2      $   48.5       $   568.7
                                                                                ========      ========       =========
 Net investment income......................................................    $  215.9         ($2.5)      $   213.4
Net Income:
 Segment after-tax operating income.........................................        96.0           6.3           102.3
 Realized investment losses, net............................................        (6.8)           --            (6.8)
 Restructuring charges......................................................        (1.1)           --            (1.1)
 Surplus tax................................................................         5.4           0.2             5.6
 Other demutualization related costs........................................        (0.5)         (0.1)           (0.6)
                                                                                --------      --------       ---------
 Net income.................................................................    $   93.0      $    6.4       $    99.4
                                                                                ========      ========       =========
Supplemental Information:
 Equity in net income of investees accounted for by the equity method.......    $    1.3            --       $     1.3
 Amortization of deferred policy acquisition costs..........................        17.6          16.4            34.0
 Income tax expense.........................................................        40.7           3.1            43.8
 Segment assets.............................................................     9,326.9       2,867.8        12,194.7
Net Realized Investment Gains Data:
 Net realized investment losses.............................................    $  (14.4)           --       $   (14.4)
 Add capitalization/less amortization of deferred policy
  acquisition costs related to net realized investment
  gains (losses)............................................................         3.8            --             3.8
                                                                                --------      --------       ---------
 Net realized investment losses, net of related amortization of deferred policy acquisition costs--per consolidated
  financial statements......................................................       (10.6)           --           (10.6)
 Less income tax effect.....................................................         3.8            --             3.8
                                                                                --------      --------       ---------
 Realized investment losses, net-after-tax adjustment made to
  calculate segment operating income........................................       ($6.8)           --           ($6.8)
                                                                                ========      ========       =========

     The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments

     The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

     The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

     Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

     The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

     The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

     The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

     The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

     The fair value for commitments approximates the amount of the initial commitment.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments (continued)

     The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                            December 31
                                                               2000
                                                   ---------------------------
                                                   Carrying Value   Fair Value
                                                   --------------   ----------
                                                          (in millions)
Assets:
 Fixed maturities:
  Held-to-maturity.................................  $  715.4       $  686.8
  Available-for-sale...............................   1,011.8        1,011.8
 Equity securities:
  Available-for-sale...............................       8.1            8.1
 Mortgage loans on real estate.....................     554.8          574.2
 Policy loans......................................     334.2          334.2
 Short-term investments............................      21.7           21.7
 Cash and cash equivalents.........................     277.3          277.3
Liabilities:
Fixed rate deferred and immediate annuities........      63.8           60.4
Derivatives assets/(liabilities) relating to:
  Futures contracts, net...........................       0.1            0.1
  Interest rate swap agreements....................                     (1.2)
  Interest rate cap agreements.....................       2.1            2.1
  Interest rate floor agreements...................       4.5            4.5
  Currency rate swap agreements....................      (0.6)          (0.6)
  Equity collar agreements.........................       0.4            0.4
Commitments........................................        --           62.9

                        REPORT OF INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

     We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 2000, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for each of the three years in the period ended December 31, 2000. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements also are described in Note 1.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /S/ ERNST & YOUNG LLP
Boston, Massachusetts
March 9, 2001

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                                               December 31
                                                                    --------------------------------
                                                                       2000        1999       1998
                                                                    ----------  ----------  --------
                                                                             (In millions)
Assets
 Bonds--Note 6...................................................   $ 1,400.5   $ 1,216.3   $ 1,185.8
 Preferred stocks................................................        44.0        35.9        36.5
 Common stocks...................................................         2.8         3.2         3.1
 Investment in affiliates........................................        84.8        80.7        81.7
 Mortgage loans on real estate--Note 6...........................       456.0       433.1       388.1
 Real estate.....................................................        24.5        25.0        41.0
 Policy loans....................................................       218.9       172.1       137.7
 Cash items:
  Cash in banks..................................................        45.4        27.2        11.4
  Temporary cash investments.....................................       226.6       222.9         8.5
                                                                    ---------   ---------   ---------
                                                                        272.0       250.1        19.9
 Premiums due and deferred.......................................        73.0        29.9        32.7
 Investment income due and accrued...............................        43.3        33.2        29.8
 Other general account assets....................................        17.6        65.3        47.5
 Assets held in separate accounts................................     8,082.8     8,268.2     6,595.2
                                                                    ---------   ---------   ---------
  Total Assets...................................................   $10,720.2   $10,613.0   $ 8,599.0
                                                                    =========   =========   =========


Obligations and Stockholder's Equity
Obligations
 Policy reserves.................................................   $ 2,207.9   $ 1,866.6   $ 1,652.0
 Federal income and other taxes payable--Note 1..................        (7.4)       67.3        44.3
 Other general account obligations...............................       166.3       219.0       150.9
 Transfers from separate accounts, net...........................      (198.5)     (221.6)     (190.3)
 Asset valuation reserve--Note 1.................................        26.7        23.1        21.9
 Obligations related to separate accounts........................     8,076.4     8,261.6     6,589.4
                                                                    ---------   ---------   ---------
   Total Obligations.............................................    10,271.4    10,216.0     8,268.2
                                                                    =========   =========   =========
Stockholder's Equity
 Common Stock, $50 par value; authorized 50,000 shares; issued
  and outstanding 50,000 shares..................................         2.5         2.5         2.5
 Paid-in capital.................................................       572.4       572.4       377.5
 Unassigned deficit--Note 10.....................................      (126.1)     (177.9)      (49.2)
                                                                    ---------   ---------   ---------
  Total Stockholder's Equity.....................................       448.8       397.0       330.8
                                                                    ---------   ---------   ---------
 Total Obligations and Stockholder's Equity......................   $10,720.2   $10,613.0   $ 8,599.0
                                                                    =========   =========   =========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                                                   Year ended December 31
                                                                              -------------------------------
                                                                                 2000      1999        1998
                                                                              ---------  ---------  ---------
                                                                                       (In Millions)
Income
 Premiums..................................................................   $  945.5   $  950.8    $1,272.3
 Net investment income--Note 3.............................................      176.7      136.0       122.8
 Other, net................................................................      475.6      605.4       618.1
                                                                              --------   --------    --------
                                                                               1,597.8    1,692.2     2,013.2
Benefits and Expenses
 Payments to policyholders and beneficiaries...............................      340.8      349.9       301.4
 Additions to reserves to provide for future payments to policyholders
  and beneficiaries........................................................      844.4      888.8     1,360.2
 Expenses of providing service to policyholders and obtaining new
  insurance--Note 5........................................................      363.4      314.4       274.2
 State and miscellaneous taxes.............................................       25.8       20.5        28.1
                                                                              --------   --------    --------
                                                                               1,574.4    1,573.6     1,963.9
                                                                              --------   --------    --------
Gain From Operations Before Federal Income Tax (Credit) Expense
 and Net Realized Capital Losses...........................................       23.4      118.6        49.3
Federal income tax (credit) expense--Note 1................................      (18.0)      42.9        33.1
                                                                              --------   --------    --------
Gain From Operations Before Net Realized Capital Losses....................       41.4       75.7        16.2
Net realized capital losses--Note 4........................................      (18.2)      (1.7)       (0.6)
                                                                              --------   --------    --------
Net Income.................................................................       23.2       74.0        15.6
Unassigned deficit at beginning of year....................................     (177.9)     (49.2)      (58.3)
Net unrealized capital gains (losses) and other adjustments--Note 4........        8.0       (3.8)       (6.0)
Adjustment to premiums due and deferred....................................       21.4         --          --
Other reserves and adjustments--Note 10....................................       (0.8)    (198.9)       (0.5)
                                                                              --------   --------    --------
Unassigned Deficit at End of Year..........................................   $ (126.1)  $ (177.9)   $  (49.2)
                                                                              ========   ========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                                                Year Ended December 31
                                                                             ----------------------------
                                                                               2000      1999       1998
                                                                             --------  --------  --------
                                                                                    (In millions)
Cash flows from operating activities:
 Insurance premiums......................................................    $ 939.9   $ 958.5    $1,275.3
 Net investment income...................................................      166.0     134.2       118.2
 Benefits to policyholders and beneficiaries.............................     (315.1)   (321.6)     (275.5)
 Dividends paid to policyholders.........................................      (26.1)    (25.6)      (22.3)
 Insurance expenses and taxes............................................     (362.4)   (344.8)     (296.9)
 Net transfers to separate accounts......................................     (513.0)   (705.3)     (874.4)
 Other, net..............................................................      347.4     540.6       551.3
                                                                             -------   -------    --------
   Net Cash Provided From Operations.....................................      236.7     236.0       475.7
                                                                             -------   -------    --------
Cash flows used in investing activities:

 Bond purchases..........................................................     (450.7)   (240.7)     (618.8)
 Bond sales..............................................................      148.0     108.3       340.7
 Bond maturities and scheduled redemptions...............................       80.0      78.4       111.8
 Bond prepayments........................................................       29.4      18.7        76.5
 Stock purchases.........................................................       (8.8)     (3.9)      (23.4)
 Proceeds from stock sales...............................................        1.7       3.6         1.9
 Real estate purchases...................................................       (0.4)     (2.2)       (4.2)
 Real estate sales.......................................................        0.2      17.8         2.1
 Other invested assets purchases.........................................      (13.8)     (4.5)         --
 Mortgage loans issued...................................................      (85.7)    (70.7)     (145.5)
 Mortgage loan repayments................................................       61.6      25.3        33.2
 Other, net..............................................................       23.7     (68.9)     (435.2)
                                                                             -------   -------    --------
  Net Cash Used in Investing Activities..................................     (214.8)   (138.8)     (660.9)
                                                                             -------   -------    --------
Cash flows from financing activities:

 Capital contribution....................................................         --     194.9          --
 Net (decrease) increase in short-term note payable......................         --     (61.9)       61.9
                                                                             -------   -------    --------
  Net Cash Provided From Financing Activities............................         --     133.0        61.9
                                                                             -------   -------    --------
  Increase (Decrease) In Cash and Temporary Cash Investments.............       21.9     230.2      (123.3)
Cash and temporary cash investments at beginning of year.................      250.1      19.9       143.2
                                                                             -------   -------    --------
   Cash and Temporary Cash Investments at End of Year....................    $ 272.0   $ 250.1    $   19.9
                                                                             =======   =======    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Note 1. Nature of Operations and Significant Accounting Practices

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, writes variable and universal life insurance policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

  Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

  The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

  The significant differences from GAAP include:(1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available-for-sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred. The carrying values of investment securities and real estate are reduced through the income statement when there has been a decline in value deemed other than temporary and mortgage loan valuation allowances, if necessary, are established when the Company determines it is probable that it will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement;
(7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and
(9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. GAAP net income for the year ended December 31, 2000 and GAAP shareholder's equity as of December 31, 2000 and 1999 were $99.4 million, $805.6 million and $695.0 million, respectively. The effects of variances from GAAP on net income for the year ended December 31, 1999 have not been determined but are presumed to be material.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  The significant accounting practices of the Company are as follows:

  Permitted Statutory Accounting Practices: In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company will use to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company's statutory-basis capital and surplus, the Company will remain in compliance with all regulatory and contractual obligations.

  Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

  Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

  Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap and floor agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged. Net premiums related to equity collar positions are amortized into income on a straight-line basis over the term of the collars. The interest rate cap and floor agreements and collars are carried at fair value, with changes in fair value reflected directly in unassigned deficit.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.5 million in 2000, $1.9 million in 1999, and $3.0 million in 1998.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

  Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

  The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 2000, the IMR, net of 2000 amortization of $1.6 million, amounted to $4.2 million, which is included in other general account obligations. The corresponding 1999 amounts were $2.3 million and $7.4 million, respectively, and the corresponding 1998 amounts were $2.4 and $10.7 million, respectively.

  Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $6.3 million, $8.9 million, and $11.4 million at December 31, 2000, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

  Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

  Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

  The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 2000.

  Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

  Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 2000.

  Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $65.1 million in 2000, $10.6 million in 1999, and $38.2 million in 1998.

  Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

  Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 2000, 1999 or 1998.

  Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Note 2. Investment in Affiliate

  The Company owns all outstanding shares of Investors Partner Life Insurance Company (IPL). IPL manages a block of single premium whole life insurance business and began marketing term life and variable universal life products through brokers in 1999.

  Summarized statutory-basis financial information for IPL for 2000, 1999 and 1998 is as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
                                                           (In millions)
Total assets........................................   $554.7  $571.0   $587.8
Total liabilities...................................    476.3   499.2    517.5
Total revenues......................................     42.8    35.6     38.8
Net income..........................................      3.3     3.5      3.8

Note 3. Net Investment Income

  Investment income has been reduced by the following amounts:

                                                          2000   1999    1998
                                                          -----  -----  -------
                                                             (In millions)
Investment expenses....................................   $ 9.0  $ 9.5   $ 8.3
Interest expense.......................................      --    1.7     2.4
Depreciation expense...................................     0.6    0.6     0.8
Investment taxes.......................................     0.5    0.3     0.7
                                                          -----  -----   -----
                                                          $10.1  $12.1   $12.2
                                                          =====  =====   =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Net Capital Gains (Losses) and Other Adjustments

  Net realized capital losses consist of the following items:

                                                       2000    1999      1998
                                                      -------  ------  --------
                                                          (In millions)
Net (losses) gains from asset sales................   $(19.5)  $(2.8)   $ 7.6
Capital gains tax..................................     (0.3)    0.2     (2.9)
Amounts transferred to IMR.........................      1.6     0.9     (5.3)
                                                      ------   -----    -----
 Net realized capital losses.......................   $(18.2)  $(1.7)   $(0.6)
                                                      ======   =====    =====

  Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                                            2000    1999      1998
                                                                            ------  ------  --------
                                                                                (in millions)
Net gains (losses) from changes in security values
 and book value adjustments.............................................    $11.6   $(2.6)   $(2.7)
Increase in asset valuation reserve.....................................     (3.6)   (1.2)    (3.3)
                                                                            -----   -----    -----
 Net unrealized capital gains (losses) and other adjustments............    $ 8.0   $(3.8)   $(6.0)
                                                                            =====   =====    =====

Note 5. Transactions With Parent

  John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria which were revised in 2000, 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $162.2 million, $188.3 million, $157.5 million, in 2000, 1999, and 1998, respectively, which has been included in insurance and investment expenses. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

  The service fee charged to the Company by John Hancock includes $0.7 million, $0.2 million, and $0.7 million in 2000, 1999, and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company. John Hancock allocates a portion of the activity related to its defined benefit pension plans to the Company. The pension plan prepaid expense allocated to the Company amounted to $55.0 million and $41.9 million in 2000 and 1999, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5. Transactions With Parent (continued)

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million, $44.5 million, and $4.9 million of cash for tax, commission, and expense allowances to the Company, which decreased the Company's net gain from operations by $0.9 million in 2000, and increased the Company's net gain from operations by$20.6 million, and $22.2 million in 1999, and 1998, respectively.

  Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $17.4 million, $40.0 million, and $12.7 million in 2000, 1999, and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $5.6 million, $26.9 million, and $8.4 million in 2000, 1999, and 1998, respectively.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims in 2000, 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million, $0.8 million, and $1.0 million in 2000, 1999, and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations by $1.1 million in 2000 and $0.5 million in both 1999 and 1998.

  The Company had a $200.0 million line of credit with an affiliate, John Hancock Capital Corp. At December 31, 2000 and 1999, the Company had no outstanding borrowings under this agreement.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments

  The statement value and fair value of bonds are shown below:

                                                                                      Gross       Gross
                                                                         Statement  Unrealized  Unrealized     Fair
                                                                           Value      Gains       Losses      Value
                                                                         ---------  ----------  ----------  ----------
                                                                                        (In millions)
December 31, 2000
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........................     $    5.7     $  --       $  --      $    5.7
Obligations of states and political subdivisions....................          1.8        --          --           1.8
Debt securities issued by foreign governments.......................         10.9       0.3         0.6          10.6
Corporate securities................................................      1,158.8      36.4        68.5       1,126.7
Mortgage-backed securities..........................................        223.3       3.4         4.6         222.1
                                                                         --------     -----       -----      --------
  Total bonds.......................................................     $1,400.5     $40.1       $73.7      $1,366.9
                                                                         ========     =====       =====      ========

December 31, 1999
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........................     $    5.9        --       $ 0.1      $    5.8
Obligations of states and political subdivisions....................          2.2     $ 0.1         0.1           2.2
Debt securities issued by foreign governments.......................         13.9       0.8         0.1          14.6
Corporate securities................................................        964.9      13.0        59.4         918.5
Mortgage-backed securities..........................................        229.4       0.5         7.8         222.1
                                                                         --------     -----       -----      --------
  Total bonds.......................................................     $1,216.3     $14.4       $67.5      $1,163.2
                                                                         ========     =====       =====      ========

December 31, 1998
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........................     $    5.1     $ 0.1          --      $    5.2
Obligations of states and political subdivisions....................          3.2       0.3          --           3.5
Corporate securities................................................        925.2      50.4       $15.0         960.6
Mortgage-backed securities..........................................        252.3      10.0         0.1         262.2
                                                                         --------     -----       -----      --------
  Total bonds.......................................................     $1,185.8     $60.8       $15.1      $1,231.5
                                                                         ========     =====       =====      ========

     The statement value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments (continued)


                                                          Statement     Fair
                                                            Value      Value
                                                          ---------  ----------
                                                             (In millions)
Due in one year or less................................   $   72.4    $   72.5
Due after one year through five years..................      424.2       427.7
Due after five years through ten years.................      428.5       419.5
Due after ten years....................................      252.1       225.1
                                                          --------    --------
                                                           1,177.2     1,144.8
Mortgage-backed securities.............................      223.3       222.1
                                                          --------    --------
                                                          $1,400.5    $1,366.9
                                                          ========    ========

  Gross gains of $0.9 million in 2000, $0.3 million in 1999, and $3.4 million in 1998 and gross losses of $3.0 million in 2000, $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

  At December 31, 2000, bonds with an admitted asset value of $9.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost of common stocks was $3.1 million at December 31, 2000 and 1999 and $2.1 million at December 31, 1998. At December 31, 2000, gross unrealized appreciation on common stocks totaled $1.5 million, and gross unrealized depreciation totaled $1.8 million. The fair value of preferred stock totaled $41.6 million, $35.9 million, and $36.5 million at December 31, 2000, 1999, and 1998, respectively.

  Bonds with amortized cost of $5.1 million were non-income producing for the twelve months ended December 31, 2000.

  At December 31, 2000, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                           Statement    Geographic                 Statement
Property Type                Value      Concentration                Value
-------------            -------------  -------------           ---------------
                         (In millions)                           (In millions)
Apartments.............     $ 93.7      East North Central.....     $ 64.3
Hotels.................       13.0      East South Central.....       20.9
Industrial.............       63.5      Middle Atlantic........       20.9
Office buildings.......       84.7      Mountain...............       27.0
Retail.................       35.4      New England............       23.4
Agricultural...........      142.5      Pacific................      108.0
Other..................       23.2      South Atlantic.........      120.7
                            ------
                                        West North Central.....       16.0
                                        West South Central.....       51.5
                                        Other..................        3.3
                                                                    ------
                            $456.0                                  $456.0
                            ======                                  ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments (continued)

  At December 31, 2000, the fair values of the commercial and agricultural mortgage loans portfolios were $317.5 million and $149.8 million, respectively. The corresponding amounts as of December 31, 1999 were approximately $323.5 million and $98.2 million, respectively.

  The maximum and minimum lending rates for mortgage loans during 2000 were 12.84% and 8.29% for agricultural loans, and 8.94% and 8.07% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

Note 7. Reinsurance

  The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 2000 were $588.1 million, $187.3 million, and $19.9 million, respectively. The corresponding amounts in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively, and the corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

  Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

  The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2000 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8. Financial Instruments With Off-Balance-Sheet Risk

  The notional amounts, carrying values and estimated fair values of the Company's derivative instruments were as follows at December 31:

                                                                                 Number of
                                                                                 Contracts/      Assets (Liabilities)
                                                                              Notional Amounts           2000
                                                                              ----------------  ---------------------
                                                                                                 Carrying       Fair
                                                                                    2000           Value        Value
                                                                              ----------------  -----------  -----------
                                                                                          ($ In millions)
Futures contracts to sell securities.....................................         $     --         $ --        $  --
Futures contracts to buy securities......................................               43          0.1          0.1
Interest rate swap agreements............................................         $1,150.0           --
Interest rate cap agreements.............................................            239.4          2.1          2.1
Currency rate swap agreements............................................             22.3           --         (0.6)
Equity collar agreements.................................................               --          0.4          0.4
Interest rate floor agreements...........................................            361.4          1.4          1.4

                                                                                  Number of
                                                                                 Contracts/      Assets (Liabilities)
                                                                              Notional Amounts           1999
                                                                              ----------------  ---------------------
                                                                                                 Carrying       Fair
                                                                                    1999           Value        Value
                                                                              ----------------  -----------  -----------
                                                                                          ($ In millions)
Futures contracts to sell securities.....................................             362          $0.6        $ 0.6
Interest rate swap agreements............................................          $965.0            --         11.5
Interest rate cap agreements.............................................           239.4           5.6          5.6
Currency rate swap agreements............................................            15.8            --         (1.6)

                                                                                  Number of
                                                                                  Contracts/     Assets (Liabilities)
                                                                               Notional Amounts          1998
                                                                               ----------------  ---------------------
                                                                                                  Carrying     Fair
                                                                                     1998          Value       Value
                                                                               ----------------  ----------  -----------
                                                                                           ($ In millions)
Futures contracts to sell securities.....................................              947         $(0.5)      $ (0.5)
Interest rate swap agreements............................................           $365.0            --        (17.7)
Interest rate cap agreements.............................................             89.4           3.1          3.1
Currency rate swap agreements............................................             15.8            --         (3.3)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8. Financial Instruments With Off-Balance-Sheet Risk (continued)

  The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

  The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call that limits the Company's potential gain from appreciation in the stock price as well as a put that limits the Company's loss potential from a decline in the stock price.

  The futures contracts expire in 2001. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 9. Policy Reserves, Policyholders' and Beneficiaries' Funds and Obligations Related to Separate Accounts

  The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:

                                                                                       December 31, 2000   Percent
                                                                                       -----------------  ---------
                                                                                             (In millions)
Subject to discretionary withdrawal (with adjustment)
 With market value adjustment.................................................             $   30.3          1.1%
 At book value less surrender charge..........................................                 54.7          2.1
 At market value..............................................................              2,250.3         84.8
                                                                                           --------        -----
  Total with adjustment.......................................................              2,335.3         88.0
Subject to discretionary withdrawal at book value (without adjustment)........                312.8         11.8
Not subject to discretionary withdrawal--general account......................                  7.1          0.2
                                                                                           --------        -----
  Total annuity reserves and deposit liabilities..............................             $2,655.2        100.0%
                                                                                           ========        =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Commitments and Contingencies

  The Company has extended commitments to purchase long-term bonds issue real estate mortgages and purchase other assets totaling $33.5 million, $6.3 million and $14.7 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $56.4 million at December 31, 2000. The majority of these commitments expire in 2001.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 2000 amounted to $39.5 million and is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                                              December 31
                                                                ---------------------------------------
                                                                       2000                 1999
                                                                ------------------   ------------------
                                                                Carrying    Fair     Carrying     Fair
                                                                 Amount    Value      Amount     Value
                                                                --------  ---------  --------  -----------
                                                                             (In millions)
Assets
Bonds--Note 6.............................................      $1,400.5  $1,366.9   $1,216.3   $1,163.2
Preferred stocks--Note 6..................................          44.0      41.6       35.9       35.9
Common stocks--Note 6.....................................           2.8       2.8        3.2        3.2
Mortgage loans on real estate--Note 6.....................         456.0     467.3      433.1      421.7
Policy loans--Note 1......................................         218.9     218.9      172.1      172.1
Cash items--Note 1........................................         272.0     272.0      250.1      250.1

Derivatives assets (liabilities) relating to: Note 8
Futures contracts.........................................           0.1       0.1        0.6        0.6
Interest rate swaps.......................................            --      (0.4)        --       11.5
Currency rate swaps.......................................            --      (0.6)        --       (1.6)
Interest rate caps........................................           2.1       2.1        5.6        5.6
Equity collar agreements..................................            --       0.4         --         --

Liabilities
Commitments--Note 10......................................            --      56.4         --       19.4

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments (continued)


                                                                                      December 31
                                                                                  -------------------
                                                                                         1998
                                                                                  -------------------
                                                                                  Carrying      Fair
                                                                                   Amount      Value
                                                                                  ---------  --------
                                                                                     (In Millions)
Assets
Bonds--Note 6...................................................................  $1,185.8    $1,231.5
Preferred stocks--Note 6........................................................      36.5        36.5
Common stocks--Note 6...........................................................       3.1         3.1
Mortgage loans on real estate--Note 6...........................................     388.1       401.3
Policy loans--Note 1............................................................     137.7       137.7
Cash items--Note 1..............................................................      19.9        19.9

Derivatives assets (liabilities) relating to: Note 8
Futures contracts...............................................................      (0.5)       (0.5)
Interest rate swaps.............................................................        --       (17.7)
Currency rate swaps.............................................................        --        (3.3)
Interest rate caps..............................................................       3.1         3.1

Liabilities
Commitments--Note 10............................................................        --        32.1

  The carrying amounts in the tables are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES

                            As of December 31, 2000
                            (in millions of dollars)


                                                                                  Amount at which
                                                                                   Shown in the
                                                                                   Consolidated
           Type of Investment                           Cost (2)      Value        Balance Sheet
           ------------------                           --------      -----       ---------------
Fixed maturity securities, available-for-sale:
Bonds:
United States government and government agencies
 and authorities...................................        16.1         16.7             16.7
States, municipalities and political subdivisions..         6.8          6.7              6.7
Foreign governments................................        11.1         10.8             10.8
Public utilities...................................        49.1         50.1             50.1
Convertibles and bonds with warrants attached......        13.7         13.6             13.6
All other corporate bonds..........................       877.1        871.5            871.5
Certificates of deposits...........................         0.0          0.0              0.0
Redeemable preferred stock.........................        44.9         42.4             42.4
                                                        -------      -------          -------
Total fixed maturity securities,
 available-for-sale................................     1,018.8      1,011.8          1,011.8
                                                        =======      =======          =======

Equity securities, available-for-sale:
Common stocks:
Public utilities...................................         0.0          0.0              0.0
Banks, trust and insurance companies...............         0.0          0.0              0.0
Industrial, miscellaneous and all other............         4.0          4.8              4.8
Non-redeemable preferred stock.....................         3.1          3.3              3.3
                                                        -------      -------          -------
Total equity securities, available-for-sale........         7.1          8.1              8.1
                                                        =======      =======          =======

Fixed maturity securities, held-to-maturity:
Bonds:
United States government and government
 agencies and authorities..........................         0.0          0.0              0.0
States, municipalities and political
 subdivisions......................................         1.9          1.9              1.9
Foreign governments................................         0.0          0.0              0.0
Public utilities...................................        42.5         43.4             42.5
Convertibles and bonds with warrants attached......        13.3         11.1             13.3
All other corporate bonds..........................       657.7        630.4            657.7
Certificates of deposits...........................         0.0          0.0              0.0
Redeemable preferred stock.........................         0.0          0.0              0.0
                                                        -------      -------          -------
Total fixed maturity securities,
 held-to-maturity..................................       715.4        686.8            715.4
                                                        =======      =======          =======

Equity securities, trading:
Common stocks:
Public utilities...................................
Banks, trust and insurance companies...............
Industrial, miscellaneous and all other............
Non-redeemable preferred stock.....................
Total equity securities, trading...................         0.0          0.0              0.0
                                                        -------      -------          -------
Mortgage loans on real estate, net (1).............       559.8         XXXX            554.8

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
             OTHER THAN INVESTMENTS IN RELATED PARTIES (continued)

                            As of December 31, 2000
                            (in millions of dollars)


                                                                         Amount at which
                                                                          Shown in the
                                                                          Consolidated
                                                Cost (2)      Value       Balance Sheet
                                                --------      -----      ---------------
Real estate, net:
Investment properties (1)....................      23.9         XXXX            23.9
Acquired in satisfaction of debt (1).........       0.0         XXXX             0.0
Policy loans.................................     334.2         XXXX           334.2
Other long-term investments (2)..............      34.8         XXXX            34.8
Short-term investments.......................      21.7         XXXX            21.7
                                                -------      -------         -------
 Total investments...........................   2,715.7      1,706.7         2,704.7
                                                =======      =======         =======

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

       As of December 31, 2000, 1999 and 1998 and for the year then ended
                            (in millions of dollars)


                                       Future Policy                 Other
                          Deferred       Benefits,                   Policy
                           Policy      Losses, Claims              Claims and
                         Acquisition      and Loss      Unearned    Benefits    Premium
       Segment              Costs         Expenses      Premiums    Payable     Revenue
       -------          ------------  ---------------  ---------   ----------   -------
GAAP
2000:
Protection...........      $819.3        $2,698.4        $212.0      $11.1      $   28.6
Asset Gathering......       174.8            70.0            --         --            --
                           ------        --------        ------      -----      --------
 Total...............      $994.1        $2,768.4        $212.0      $11.1      $   28.6
                           ------        --------        ------      -----      --------
Statutory Basis
2000:
 Variable Products...         N/A        $2,206.0        $  8.8      $16.4      $  945.4
                           ------        --------        ------      -----      --------
1999:
 Variable Products...         N/A        $1,864.9        $  3.9      $15.4      $  950.8
                           ------        --------        ------      -----      --------
1998:
 Variable Products...         N/A        $1,651.7        $  2.3      $13.1      $1,272.3
                           ------        --------        ------      -----      --------

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

       As of December 31, 2000, 1999 and 1998 and for the year then ended
                            (in millions of dollars)


                                                         Amortization of
                                        Benefits,        Deferred Policy
                                     Claims, Losses,    Acquisition Costs,
                            Net            and          Excluding Amounts       Other
                        Investment      Settlement     Related to Realized    Operating
       Segment            Income         Expenses        Investment Gains      Expenses
       -------          ----------   ---------------   -------------------    ---------
GAAP
2000:
Protection...........     $215.9         $  242.2             $17.6             $100.5
Asset Gathering......       (2.5)             6.4              16.4               16.3
                          ------         --------             -----             ------
 Total...............     $213.4         $  248.6             $34.0             $116.8
                          ------         --------             -----             ------
Statutory Basis
2000:
 Variable Products...     $176.7         $1,185.2               N/A             $389.2
                          ------         --------             -----             ------
1999:
 Variable Products...     $136.0         $1,238.7               N/A             $334.9
                          ------         --------             -----             ------
1998:
 Variable Products...     $122.8         $1,661.6               N/A             $302.3
                          ------         --------             -----             ------

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                           SCHEDULE IV -- REINSURANCE

                            As of December 31, 2000
                            (in millions of dollars)

                                                                                             Percentage
                                                 Ceded to       Assumed                       of Amount
                                     Gross         Other       from Other                      Assumed
                                    Amount       Companies      Companies     Net Amount       to Net
                                    ------       ---------     ----------     ----------     ----------
GAAP
2000
Life insurance in force.........   $98,737.2     $39,495.8        $37.1       $59,278.5         0.1%
                                   ---------     ---------        -----       ---------         ---
Premiums:
Life insurance..................   $    34.1     $     5.5        $  --       $    28.6         0.0%
Accident and health insurance...          --            --           --              --         0.0%
P&C.............................          --            --           --              --         0.0%
                                   ---------     ---------        -----       ---------         ---
  Total.........................   $    34.1     $     5.5        $  --       $    28.6         0.0%
                                   =========     =========        =====       =========         ===
Statutory Basis
2000
Life insurance in force.........   $96,574.3     $38,059.7        $  --       $58,514.6         0.0%
                                   ---------     ---------        -----       ---------         ---
Premiums:
Life insurance..................   $ 1,533.6     $   588.1        $  --       $   945.5         0.0%
Accident and health insurance...          --            --           --              --         0.0%
P&C.............................          --            --           --              --         0.0%
                                   ---------     ---------        -----       ---------         ---
  Total.........................   $ 1,533.6     $   588.1        $  --       $   945.5         0.0%
                                   =========     =========        =====       =========         ===
1999
Life insurance in force.........   $74,831.8     $ 8,995.0        $  --       $55,836.8         0.0%
                                   ---------     ---------        -----       ---------         ---
Premiums:
Life insurance..................   $ 1,545.7     $   594.9        $  --       $   950.8         0.0%
Accident and health insurance...          --            --           --              --         0.0%
P&C.............................          --            --           --              --         0.0%
                                   ---------     ---------        -----       ---------         ---
  Total.........................   $ 1,545.7     $   594.9        $  --       $   950.8         0.0%
                                   =========     =========        =====       =========         ===

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                            As of December 31, 2000
                            (in millions of dollars)

                                                                                              Percentage
                                                 Ceded to          Assumed                     of Amount
                                      Gross        Other         from Other       Net          Assumed
                                     Amount      Companies        Companies      Amount         to Net
                                     ------      ---------       ----------      ------     ------------
1998
Life insurance in force..........   $62,628.7    $15,302.1            $---      $47,326.6         0.0%
                                    ---------    ---------            ----      ---------         ---
Premiums:
Life insurance...................   $ 1,862.5    $   590.2            $---      $ 1,272.3         0.0%
Accident and health insurance....         ---          ---            ----            ---         0.0%
P&C..............................         ---          ---             ---            ---         0.0%
                                    ---------    ---------            ----      ---------         ---
  Total..........................   $ 1,862.5    $   590.2            $---      $ 1,272.3         0.0%
                                    =========    =========            ====      =========         ===

Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                         Report of Independent Auditors

To the Policyholders of
John Hancock Variable Life Account S
  of John Hancock Variable Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International Subaccounts) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 2000, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

February 13, 2001

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2000

                                                                              International
                                              Large Cap         Active           Equity           Small Cap
                                                Growth           Bond             Index             Growth
                                              Subaccount      Subaccount       Subaccount         Subaccount
                                              ----------      ----------      -------------       ----------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at
 value...................................... $128,183,227     $49,115,293      $35,113,621        $35,777,318
Investments in shares of portfolios of
 Outside Trusts, at value...................           --              --               --                 --
Receivable from:
 John Hancock Variable Series Trust I.......      217,824          21,983           34,739          1,066,885
 Portfolio of Outside Trusts................           --              --               --                 --
                                             ------------     -----------      -----------       ------------
Total assets................................  128,401,051      49,137,276       35,148,360         36,844,203
Liabilities
Payable to:
 John Hancock Variable Life Insurance
  Company...................................      214,814          21,266           33,992          1,065,954
 Portfolio of Outside Trusts................           --              --               --                 --
Asset charges payable.......................        3,010             717              747                931
                                             ------------     -----------      -----------       ------------
Total liabilities...........................      217,824          21,983           34,739          1,066,885
                                             ------------     -----------      -----------       ------------
Net assets.................................. $128,183,227     $49,115,293      $35,113,621        $35,777,318
                                             ============     ===========      ===========       ============

                                                Global           Mid Cap         Large Cap            Money
                                               Balanced          Growth            Value              Market
                                              Subaccount       Subaccount       Subaccount          Subaccount
                                              ----------       ----------       ----------          ----------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value... $3,533,069       $56,033,021      $52,663,086        $189,140,131
Investments in shares of portfolios of
 Outside Trusts, at value....................         --                --               --                  --
Receivable from:
 John Hancock Variable Series Trust I........        166         1,062,123           43,811           5,658,510
 Portfolio of Outside Trusts.................         --                --               --                  --
                                              ----------       -----------      -----------        ------------
Total assets.................................  3,533,235        57,095,144       52,706,897         194,798,641
Liabilities
Payable to:
 John Hancock Variable Life Insurance
  Company....................................         69         1,060,694           42,643           5,653,690
 Portfolio of Outside Trusts.................         --                --               --                  --
Asset charges payable........................         97             1,429            1,168               4,820
                                              ----------       -----------      -----------        ------------
Total liabilities............................        166         1,062,123           43,811           5,658,510
                                              ----------       -----------      -----------        ------------
Net assets................................... $3,533,069       $56,033,021      $52,663,086        $189,140,131
                                              ==========       ===========      ===========        ============

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                December 31, 2000

                                                Mid Cap          Small/Mid Cap     Real Estate        Growth &
                                                 Value              Growth           Equity            Income
                                               Subaccount         Subaccount       Subaccount        Subaccount
                                               ----------        -------------     -----------       ----------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at
 value.......................................  $31,539,966        $12,113,014      $17,858,812      $182,636,457
Investments in shares of portfolios of
 Outside Trusts, at value....................           --                 --               --                --
Receivable from:
 John Hancock Variable Series Trust I........       14,549              7,592            9,207           184,566
 Portfolio of Outside Trusts.................           --                 --               --                --
                                              ------------        -----------      -----------      ------------
Total assets.................................   31,554,515         12,120,606       17,868,019       182,821,023
Liabilities
Payable to:
 John Hancock Variable Life Insurance
  Company....................................       13,735              7,211            8,870           178,590
 Portfolio of Outside Trusts.................           --                 --               --                --
Asset charges payable........................          814                381              337             5,976
                                              ------------        -----------      -----------      ------------
Total liabilities............................       14,549              7,592            9,207           184,566
                                              ------------        -----------      -----------      ------------
Net assets...................................  $31,539,966        $12,113,014      $17,858,812      $182,636,457
                                              ============        ===========      ===========      ============

                                                                 Short-Term       Small Cap       International
                                                Managed             Bond           Equity         Opportunities
                                               Subaccount        Subaccount      Subaccount        Subaccount
                                               ----------        ----------      ----------       -------------
Assets
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at
 value......................................  $128,889,839       $16,559,672      $26,092,949       $41,366,171
Investments in shares of portfolios of
 Outside Trusts, at value...................            --                --               --                --
Receivable from:
 John Hancock Variable Series Trust I.......       162,149            18,438          469,529            27,592
 Portfolio of Outside Trusts................            --                --               --                --
                                              ------------       -----------      -----------       -----------
Total assets................................   129,051,988        16,578,110       26,562,478        41,393,763
Liabilities
Payable to:
 John Hancock Variable Life Insurance
  Company...................................       156,559            18,146          468,842            26,560
 Portfolio of Outside Trusts................            --                --               --                --
Asset charges payable.......................         5,590               292              687             1,032
                                              ------------       -----------      -----------       -----------
Total liabilities...........................       162,149            18,438          469,529            27,592
                                              ------------       -----------      -----------       -----------
Net assets..................................  $128,889,839       $16,559,672      $26,092,949       $41,366,171
                                              ============       ===========      ===========       ===========

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000

                                                                                            Turner           Brandes
                                                                  Equity         Global        Core       International
                                                                   Index          Bond        Growth         Equity
                                                                Subaccount     Subaccount   Subaccount     Subaccount
                                                                ----------     ----------   ----------     ----------
Assets
Investments in shares of portfolios of John Hancock
  Variable Series Trust I, at value.....................      $160,798,440    $ 8,150,109           --             --
Investments in shares of portfolios of
  Outside Trusts, at value..............................                --             --  $22,550,873    $36,778,383
Receivable from:
 John Hancock Variable Series Trust I...................           142,079          3,841           --             --
 Portfolio of Outside Trusts............................                --             --      179,536        109,167
                                                              ------------    -----------  -----------    -----------
Total assets............................................       160,940,519      8,153,950   22,730,409     36,887,550
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company...........           138,139          3,610           --             --
 Portfolio of Outside Trusts............................                --             --      179,137        108,613
Asset charges payable...................................             3,940            231          399            554
                                                              ------------    -----------  -----------    -----------
Total liabilities.......................................           142,079          3,841      179,536        109,167
                                                              ------------    -----------  -----------    -----------
Net assets..............................................      $160,798,440    $ 8,150,109  $22,550,873    $36,778,383
                                                              ============    ===========  ===========    ===========

                                                                 Frontier      Clifton      Emerging
                                                                 Capital       Enhanced     Markets          Bond
                                                               Appreciation  U.S. Equity     Equity          Index
                                                                Subaccount    Subaccount   Subaccount     Subaccount
                                                               ------------  -----------   ----------     ----------
Assets
Investments in shares of portfolios of John Hancock
  Variable Series Trust I, at value.....................                --             --  $ 5,278,940    $12,799,604
Investments in shares of portfolios of Outside Trusts,
  at value..............................................       $23,632,255    $10,205,351           --             --
Receivable from:
  John Hancock Variable Series Trust I..................                --             --       10,248            593
  Portfolio of Outside Trusts...........................           184,569            882           --             --
                                                               -----------    -----------  -----------    -----------
Total assets............................................        23,816,824     10,206,233    5,289,188     12,800,197
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company..........                --             --       10,112            285
  Portfolio of Outside Trusts...........................           184,197            743           --             --
Asset charges payable...................................               372            139          136            308
                                                               -----------    -----------  -----------    -----------
Total liabilities.......................................           184,569            882       10,248            593
                                                               -----------    -----------  -----------    -----------
Net assets..............................................       $23,632,255    $10,205,351  $ 5,278,940    $12,799,604
                                                               ===========    ===========  ===========    ===========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000

                                                                                   High          Large Cap
                                                                Small/Mid          Yield         Aggressive       Fundamental
                                                                Cap Core           Bond            Growth           Growth
                                                               Subaccount       Subaccount       Subaccount       Subaccount
                                                               ----------       ----------       ----------       ----------
Assets
Investments in shares of portfolios of John Hancock
  Variable Series Trust I, at value......................      $2,657,431       $ 4,742,004    $    344,987         $2,013,134
Investments in shares of portfolios of Outside
  Trusts, at value.......................................              --                --              --                 --
Receivable from:
  John Hancock Variable Series Trust I...................          13,675            11,348              11                 41
  Portfolio of Outside Trusts............................              --                --              --                 --
                                                               ----------       -----------    ------------         ----------
Total assets.............................................       2,671,106         4,753,352         344,998          2,013,175
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company...........          13,617            11,231              --                 --
  Portfolio of Outside Trusts............................              --                --              --                 --
Asset charges payable....................................              58               117              11                 41
                                                               ----------       -----------    ------------         ----------
Total liabilities........................................          13,675            11,348              11                 41
                                                               ----------       -----------    ------------         ----------
Net assets...............................................      $2,657,431       $ 4,742,004    $    344,987         $2,013,134
                                                               ==========       ===========    ============         ==========

                                                                                  American
                                                                                Leaders Large     Aim V.I.        Fidelity VIP
                                                                Core Bond         Cap Value        Value             Growth
                                                               Subaccount        Subaccount      Subaccount        Subaccount
                                                               ----------        ----------      ----------        -----------
Assets
Investments in shares of portfolios of John Hancock
  Variable Series Trust I, at value......................      $   16,062       $   553,446              --                 --
Investments in shares of portfolios of Outside
  Trusts, at value.......................................              --                --    $  1,164,444         $1,517,758
Receivable from:
  John Hancock Variable Series Trust I...................             564                21              --                 --
  Portfolio of Outside Trusts............................              --                --              25             63,072
                                                               ----------       -----------    ------------         ----------
Total assets.............................................          16,626           553,467       1,164,469          1,580,830
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company...........             564                --              --                 --
  Portfolio of Outside Trusts............................
Asset charges payable....................................              --                --              --             63,030
                                                                       --                21              25                 42
                                                               ----------       -----------    ------------         ----------
Total liabilities........................................             564                21              25             63,072
                                                               ----------       -----------    ------------         ----------
Net assets...............................................      $   16,062       $   553,446    $  1,164,444         $1,517,758
                                                               ==========       ===========    ============         ==========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                December 31, 2000

                                                                           Janus       Janus Aspen      MFS New
                                                       Fidelity VIP II     Aspen        Worldwide      Discovery       Templeton
                                                         Contrafund     Global Tech       Growth        Series       International
                                                         Subaccount     Subaccount      Subaccount    Subaccount      Subaccount
                                                        -----------     ----------     -----------    ----------      ----------
Assets
Investments in shares of portfolios of
  John Hancock Variable Series Trust I, at
  value............................................              --             --              --            --              --
Investments in shares of portfolios of
 Outside Trusts, at value..........................     $  1,006,617    $  442,306    $  1,038,378    $ 1,178,457    $   870,339
Receivable from:
 John Hancock Variable Series Trust I..............              --             --              --            --              --
 Portfolio of Outside Trusts.......................              40             16              32            32              31
                                                        -----------     ----------     -----------    ----------     -----------
Total assets.......................................       1,006,657        442,322       1,038,410     1,178,489         870,370
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company.....              --             --              --            --              --
  Portfolio of Outside Trusts......................              14             --              --            32              --
Asset charges payable..............................              26             16              32            --              31
                                                        -----------     ----------     -----------    ----------     -----------
Total liabilities..................................              40             16              32            32              31
                                                        -----------     ----------     -----------    ----------     -----------
Net assets.........................................     $ 1,006,617     $  442,306     $ 1,038,378    $1,178,457     $   870,339
                                                        ===========     ==========     ===========    ==========     ===========

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                            STATEMENTS OF OPERATIONS

                      Years and periods ended December 31,

                                                     Large Cap Growth Subaccount                  Active Bond Subaccount
                                              ----------------------------------------   ----------------------------------------
                                                  2000           1999         1998           2000          1999          1998
                                              -------------  ------------  -----------   ------------   -----------   -----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I..      $ 20,421,555   $17,558,034   $ 6,312,073     $2,372,089   $ 2,851,613    $2,190,901
  Portfolio of Outside Trusts...........                --            --            --             --            --            --
                                              ------------   -----------   -----------   ------------   -----------    ----------
Total investment income.................        20,421,555    17,558,034     6,312,073      2,372,089     2,851,613     2,190,901
Expenses:
  Mortality and expense risks...........          (433,387)     (324,595)     (168,652)       (92,625)     (126,407)      (93,556)
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net investment income...................        19,988,168    17,233,439     6,143,421      2,279,464     2,725,206     2,097,345
Net realized and unrealized gain
  (loss) on investments:
  Net realized gains (losses)...........         5,243,833     5,003,007     1,750,881     (1,159,229)   (1,391,910)      185,230
  Net unrealized appreciation
  (depreciation) during the period......       (53,885,375)   (2,053,672)    8,041,022      2,598,926    (1,837,190)     (378,058)
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net realized and unrealized gain
  (loss) on investments.................       (48,641,542)    2,949,335     9,791,903      1,439,697    (3,229,100)     (192,828)
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net increase (decrease) in net assets
  resulting from operations.............      $(28,653,374)  $20,182,774   $15,935,324     $3,719,161   $  (503,894)   $1,904,517
                                              ============   ===========   ===========   ============   ===========    ==========

                                                International Equity Index Subaccount          Small Cap Growth Subaccount
                                              ----------------------------------------   ----------------------------------------
                                                  2000          1999           1998         2000           1999           1998
                                              ------------   -----------   -----------   ------------   -----------    ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I..      $ 1,780,524    $   936,475   $ 1,930,710   $  3,489,821   $ 3,697,955            --
  Portfolio of Outside Trusts...........               --             --            --             --            --            --
                                              ------------   -----------   -----------   ------------   -----------    ----------
Total investment income.................        1,780,524        936,475     1,930,710      3,489,821     3,697,955            --
Expenses:
  Mortality and expense risks...........         (112,998)       (81,058)      (45,651)      (135,490)      (60,221)   $  (22,593)
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net investment income (loss)............        1,667,526        855,417     1,885,059      3,354,331     3,637,734       (22,593)
Net realized and unrealized gain
  (loss) on investments:
  Net realized gains....................          670,269        753,750       152,030      2,830,901     2,548,944        58,729
  Net unrealized appreciation
  (depreciation) during the period......       (8,622,825)     4,871,167        78,480    (17,022,592)    3,920,455     1,070,805
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net realized and unrealized gain
  (loss) on investments.................       (7,952,556)     5,624,917       230,510    (14,191,691)    6,469,399     1,129,534
                                              ------------   -----------   -----------   ------------   -----------    ----------
Net increase (decrease) in net assets
  resulting from operations.............      $(6,285,030)   $ 6,480,334   $ 2,115,569   $(10,837,360)  $10,107,133    $1,106,941
                                              ============   ===========   ===========   ============   ===========    ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and Periods ended December 31,


                                                             Global Balanced Subaccount           Mid Cap Growth Subaccount
                                                          -------------------------------  ----------------------------------------
                                                             2000        1999      1998        2000           1999         1998
                                                          ---------    --------  --------  ------------   -----------    ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I...............      $ 191,397    $372,766  $185,760  $  9,182,305   $ 6,491,783    $1,114,374
 Portfolio of Outside Trusts........................             --          --        --            --            --            --
                                                          ---------    --------  --------  ------------   -----------    ----------
Total investment income.............................        191,397     372,766   185,760     9,182,305     6,491,783     1,114,374
Expenses:
 Mortality and expense risks........................         15,646      13,792     9,687       243,927       102,248        26,123
                                                          ---------    --------  --------  ------------   -----------    ----------
Net investment income...............................        175,751     358,974   176,073     8,938,378     6,389,535     1,088,251
Net realized and unrealized gain
 on investments:
 Net realized gains (losses)........................       (506,008)     15,640    24,206     8,113,159     5,188,018       599,619
 Net unrealized appreciation (depreciation)
  during the period.................................       (109,325)   (173,912)  147,461   (49,252,941)   15,078,681     1,184,263
                                                          ---------    --------  --------  ------------   -----------    ----------
Net realized and unrealized gain
 (loss) on investments..............................       (615,333)   (158,272)  171,667   (41,139,782)   20,266,699     1,783,882
                                                          ---------    --------  --------  ------------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations..........................      $(439,582)   $200,702  $347,740  $(32,201,404)  $26,656,234    $2,872,133
                                                          =========    ========  ========  ============   ===========    ==========

                                                               Large Cap Value Subaccount             Money Market Subaccount
                                                          -----------------------------------   -----------------------------------
                                                              2000        1999        1998          2000        1999        1998
                                                          ----------  -----------  ----------   ----------- -----------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I................     $2,639,356  $ 1,809,072  $  797,874   $ 5,765,606 $ 3,279,928  $1,854,829
 Portfolio of Outside Trusts.........................             --           --          --            --          --          --
                                                          ----------  -----------  ----------   ----------- -----------  ----------
Total investment income..............................      2,639,356    1,809,072     797,874     5,765,606   3,279,928   1,854,829
Expenses:
 Mortality and expense risks.........................        109,830       88,877      41,415       328,559     291,398     167,813
                                                          ----------  -----------  ----------   ----------- -----------  ----------
Net investment income................................      2,529,526    1,720,195     756,459     5,437,047   2,988,530   1,687,016
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses).........................       (861,398)     705,454     330,827            --          --          --
 Net unrealized appreciation (depreciation)
  during the period..................................      3,840,473   (2,181,112)    145,355            --          --          --
                                                          ----------  -----------  ----------   ----------- -----------  ----------
Net realized and unrealized gain
 (loss) on investments...............................      2,979,075   (1,475,658)    476,182            --          --          --
                                                          ----------  -----------  ----------   ----------- -----------  ----------
Net increase in net assets resulting from
 operations..........................................     $5,508,601  $   244,537  $1,232,641   $ 5,437,047 $ 2,988,530  $1,687,016
                                                          ==========  ===========  ==========   =========== ===========  ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,



                                                          Mid Cap Value Subaccount          Small/Mid Cap Growth Subaccount
                                                    ------------------------------------  -----------------------------------
                                                       2000        1999          1998        2000          1999        1998
                                                    ----------  ----------   -----------  ----------   -----------   --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I...........    $3,243,126  $  110,190   $   120,469  $1,246,873   $ 1,421,656   $142,469
 Portfolio of Outside Trusts....................            --          --            --          --            --         --
                                                    ----------  ----------   -----------  ----------   -----------   --------
Total investment income.........................     3,243,126     110,190       120,469   1,246,873     1,421,656    142,469
Expenses:
 Mortality and expense risks....................        84,295      68,611        45,020      39,985        32,995     34,432
                                                    ----------  ----------   -----------  ----------   -----------   --------
Net investment income...........................     3,158,831      41,579        75,449   1,206,888     1,388,661    108,037
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)....................     2,578,812    (860,332)     (538,516)   (652,532)       13,375    232,246
 Net unrealized appreciation (depreciation)
  during the period.............................       689,275   1,757,919      (830,390)    119,763    (1,001,208)   236,333
                                                    ----------  ----------   -----------  ----------   -----------   --------
Net realized and unrealized gain (loss) on
 investments....................................     3,268,087     897,587    (1,368,906)   (532,769)     (987,833)   468,579
                                                    ----------  ----------   -----------  ----------   -----------   --------
Net increase (decrease) in net assets
 resulting from operations......................    $6,426,918  $  939,166   $(1,293,457) $  674,119   $   400,828   $576,616
                                                    ==========  ==========   ===========  ==========   ===========   ========



                                                       Real Estate Equity Subaccount            Growth & Income Subaccount
                                                    -----------------------------------   ----------------------------------------
                                                       2000       1999         1998           2000          1999           1998
                                                    ----------  ---------   -----------   ------------   -----------   -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I...........    $1,569,398  $ 544,845   $   305,783   $ 34,126,174   $23,565,679   $ 9,266,175
 Portfolio of Outside Trusts....................            --         --            --             --            --            --
                                                    ----------  ---------   -----------   ------------   -----------   -----------
Total investment income.........................     1,569,398    544,845       305,783     34,126,174    23,565,679     9,266,175
Expenses:
 Mortality and expense risks....................        45,265     29,468        22,716        844,779       715,377       290,361
                                                    ----------  ---------   -----------   ------------   -----------   -----------
Net investment income...........................     1,524,133    515,377       283,067     33,281,395    22,850,302     8,975,814
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)....................     1,851,413   (735,504)     (454,979)     2,197,930     6,207,253     2,061,212
 Net unrealized appreciation (depreciation)
  during the period.............................     1,041,612     80,925      (698,676)   (63,700,088)   (5,814,839)    7,759,307
                                                    ----------  ---------   -----------   ------------   -----------   -----------
Net realized and unrealized gain (loss) on
 investments....................................     2,893,025   (654,579)   (1,153,655)   (61,502,158)      392,414     9,820,519
                                                    ----------  ---------   -----------   ------------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations......................    $4,417,158  $(139,202)  $  (870,588)  $(28,220,763)  $23,242,716   $18,796,333
                                                    ==========  =========   ===========   ============   ===========   ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,



                                                          Managed Subaccount                    Short-Term Bond Subaccount
                                                ---------------------------------------  ---------------------------------------
                                                     2000          1999         1998         2000         1999           1998
                                                ------------   -----------   ----------  ----------   -----------    -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I........   $ 13,844,402   $11,251,980   $3,606,186  $  920,563   $   957,614    $   977,164
 Portfolio of Outside Trusts.................             --            --           --          --            --             --
                                                ------------   -----------   ----------  ----------   -----------    -----------
Total investment income......................     13,844,402    11,251,980    3,606,186     920,563       957,614        977,164
Expenses:
 Mortality and expense risks.................        686,633       495,544      121,905      37,022        50,128         50,947
                                                ------------   -----------   ----------  ----------   -----------    -----------
Net investment income........................     13,157,769    10,756,436    3,484,281     883,541       907,486        926,217
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses).................       (233,751)    2,233,258      278,186    (210,780)     (441,667)        24,740
 Net unrealized appreciation (depreciation)
  during the period..........................    (13,708,391)   (6,419,069)   1,791,231     451,906       (85,754)      (136,999)
                                                ------------   -----------   ----------  ----------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments.................................    (13,942,142)   (4,185,811)   2,069,417     241,126      (527,421)      (112,259)
                                                ------------   -----------   ----------  ----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations...................   $   (784,373)  $ 6,570,625   $5,553,698  $1,124,667   $   380,065    $   813,958
                                                ============   ===========   ==========  ==========   ===========    ===========



                                                         Small Cap Equity Subaccount       International Opportunities Subaccount
                                                     ----------------------------------    ----------------------------------------
                                                        2000         1999        1998          2000           1999          1998
                                                     -----------   ---------  ---------    -------------   ----------    ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I...........     $ 2,024,209   $ 409,324  $  47,350    $   2,592,009   $2,096,195   $   103,399
 Portfolio of Outside Trusts....................              --          --         --               --           --            --
                                                     -----------   ---------  ---------    -------------   ----------    ----------
Total investment income.........................       2,024,209     409,324     47,350        2,592,009    2,096,195       103,399
Expenses:
 Mortality and expense risks....................          89,912      64,613     33,335          134,950       90,191        50,003
                                                     -----------   ---------  ---------    -------------   ----------    ----------
Net investment income...........................       1,934,297     344,711     14,015        2,457,059    2,006,004        53,396
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)....................        (158,893)   (979,002)    (9,919)       2,209,044    1,907,809       191,495
 Net unrealized appreciation (depreciation)
  during the period.............................      (4,241,216)    325,684   (523,693)     (11,479,826)   3,818,953     1,108,416
                                                     -----------   ---------  ---------    -------------   ----------    ----------
Net realized and unrealized gain (loss) on
 investments....................................      (4,400,109)   (653,318)  (533,612)      (9,270,782)   5,726,762     1,299,911
                                                     -----------   ---------  ---------    -------------   ----------    ----------
Net increase (decrease) in net assets resulting
 from operations................................     $(2,465,812)  $(308,607) $(519,597)   $  (6,813,723)  $7,732,766    $1,353,307
                                                     ===========   =========  =========    =============   ==========    ==========


See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,



                                                          Equity Index Subaccount                Global Bond Subaccount
                                                   --------------------------------------  ------------------------------------
                                                       2000          1999         1998        2000          1999          1998
                                                   -------------  -----------  ----------  ------------  ------------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..........    $  8,279,123   $ 5,839,023  $1,337,750     $459,052   $   460,088    $303,545
 Portfolio of Outside Trusts...................              --            --          --           --            --          --
                                                   ------------   -----------  ----------  -----------   -----------    --------
Total investment income........................       8,279,123     5,839,023   1,337,750      459,052       460,088     303,545
Expenses:
 Mortality and expense risks...................         552,681       335,573     126,021       28,858        35,321      19,894
                                                   ------------   -----------  ----------  -----------   -----------    --------
Net investment income..........................       7,726,442     5,503,450   1,211,729      430,194       424,767     283,651
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)...................       4,357,007     7,681,081     691,270     (302,157)     (204,675)     81,659
 Net unrealized appreciation (depreciation)
  during the period............................     (30,073,491)    4,678,509   6,098,919      688,537      (433,526)     43,608
                                                   ------------   -----------  ----------  -----------   -----------    --------
Net realized and unrealized gain
 (loss) on investments.........................     (25,716,484)   12,359,590   6,790,189      386,380      (638,201)    125,267
                                                   ------------   -----------  ----------  -----------   -----------    --------
Net increase (decrease) in net assets
 resulting from operations.....................    $(17,990,042)  $17,863,040  $8,001,918    $ 816,574   $  (213,434)   $408,918
                                                   ============   ===========  ==========  ===========   ===========    ========


                                                     Turner Core Growth Subaccount     Brandes International Equity Subaccount
                                                   ----------------------------------  ----------------------------------------
                                                      2000          1999       1998        2000            1999          1998
                                                   ------------  ----------  --------  --------------  ------------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.........     $        --   $       --  $     --   $        --     $       --     $     --
 Portfolio of Outside Trusts..................       3,134,021    1,349,358    84,940     2,849,758        549,978       32,677
                                                   -----------   ----------  --------   -----------     ----------     --------
Total investment income.......................       3,134,021    1,349,358    84,940     2,849,758        549,978       32,677
Expenses:
 Mortality and expense risks..................          61,261       33,920     7,737        57,452         34,297        7,502
                                                   -----------   ----------  --------   -----------     ----------     --------
Net investment income.........................       3,072,760    1,315,438    77,203     2,792,306        515,681       25,175
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains...........................       2,749,177    1,038,462   156,278     1,629,793        507,727       12,541
 Net unrealized appreciation (depreciation)
  during the period...........................      (8,773,256)   1,626,646   562,620    (2,602,173)     3,486,097      (26,022)
                                                   -----------   ----------  --------   -----------     ----------     --------
Net realized and unrealized gain
(loss) on investments.........................      (6,024,079)   2,665,108   718,898      (972,380)     3,993,824      (13,481)
                                                   -----------   ----------  --------   -----------     ----------     --------
Net increase (decrease) in net assets
 resulting from operations....................     $(2,951,319)  $3,980,546  $796,101   $ 1,819,926     $4,509,505     $ 11,694
                                                   ===========   ==========  ========   ===========     ==========     ========


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,



                                             Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                             -----------------------------------------   ----------------------------------------
                                                 2000            1999         1998           2000            1999          1998
                                             --------------  ------------  ------------  --------------  ------------  ------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....    $        --     $       --    $      --     $        --     $       --     $     --
 Portfolio of Outside Trusts..............      5,801,558        487,465       34,738       1,412,843        532,067       72,302
                                              -----------     ----------    ---------     -----------     ----------     --------
Total investment income...................      5,801,558        487,465       34,738       1,412,843        532,067       72,302
Expenses:
 Mortality and expense risks..............         54,938         37,471       24,841          19,820         13,930        4,069
                                              -----------     ----------    ---------     -----------     ----------     --------
Net investment income.....................      5,746,620        449,994        9,897       1,393,023        518,137       68,233
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..............      4,402,175        624,068     (445,752)        132,736        264,436       87,723
 Net unrealized appreciation
  (depreciation) during the period........     (9,587,258)     3,431,408      432,064      (2,553,428)       151,562       89,677
                                              -----------     ----------    ---------     -----------     ----------     --------
Net realized and unrealized gain (loss) on
 investments..............................     (5,185,083)     4,055,476      (13,688)     (2,420,692)       415,998      177,400
                                              -----------     ----------    ---------     -----------     ----------     --------
Net increase (decrease) in net assets
 resulting from operations................    $   561,537     $4,505,470    $  (3,791)    $(1,027,669)    $  934,135     $245,633
                                              ===========     ==========    =========     ===========     ==========     ========



                                                  Emerging Markets Equity Subaccount        Bond Index Subaccount
                                                  -----------------------------------  -------------------------------
                                                     2000          1999      1998*       2000       1999        1998*
                                                  ------------  ----------  ---------  ---------  ----------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.......      $   454,929   $  137,724  $    522   $514,721   $ 140,772    $ 23,842
 Portfolio of Outside Trusts................               --           --        --         --          --          --
                                                  -----------   ----------  --------   --------   ---------    --------
Total investment income.....................          454,929      137,724       522    514,721     140,772      23,842
Expenses:
 Mortality and expense risks................           22,702        5,465       387     27,209      10,636         937
                                                  -----------   ----------  --------   --------   ---------    --------
Net investment income.......................          432,227      132,259       135    487,512     130,136      22,905
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)................       (1,410,734)     663,998   (45,975)   (53,751)   (104,174)      1,002
 Net unrealized appreciation
  (depreciation) during the period..........       (2,006,595)     432,248     2,289    472,128     (78,192)    (10,217)
                                                  -----------   ----------  --------   --------   ---------    --------
Net realized and unrealized gain
 (loss) on investments......................       (3,417,329)   1,096,246   (43,686)   418,377    (182,366)     (9,215)
                                                  -----------   ----------  --------   --------   ---------    --------
Net increase (decrease) in net assets
 resulting from operations..................      $(2,985,102)  $1,228,505  $(43,551)  $905,889   $ (52,230)   $ 13,690
                                                  ===========   ==========  ========   ========   =========    ========

 -------------------------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                                   Small/Mid Cap CORE Subaccount      High Yield Bond Subaccount
                                                  -------------------------------   --------------------------------
                                                    2000        1999      1998*       2000        1999        1998*
                                                  ----------  ---------  ---------  ----------  ----------  --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..........   $ 106,135   $ 54,784         --   $ 373,904   $ 352,641    $ 88,721
 Portfolio of Outside Trusts...................          --         --         --          --          --          --
                                                  ---------   --------   --------   ---------   ---------    --------
Total investment income .......................     106,135     54,784         --     373,904     352,641      88,721
Expenses:
 Mortality and expense risks...................       5,370      2,073   $    535      14,689      12,206       1,962
                                                  ---------   --------   --------   ---------   ---------    --------
Net investment income (loss)...................     100,765     52,711       (535)    359,215     340,435      86,759
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)...................      52,147     65,733    (25,196)   (207,326)     42,365      64,824
 Net unrealized appreciation (depreciation)
  during the period............................    (145,708)   (10,735)    18,718    (650,931)   (139,659)    149,416
                                                  ---------   --------   --------   ---------   ---------    --------
Net realized and unrealized gain
 (loss) on investments.........................     (93,561)    54,998     (6,478)   (858,257)    (97,294)    214,240
                                                  ---------   --------   --------   ---------   ---------    --------
Net increase (decrease) in net assets
 resulting from operations.....................   $   7,204   $107,709   $ (7,013)  $(499,042)  $ 243,141    $300,999
                                                  =========   ========   ========   =========   =========    ========


                                                                                                        American
                                                           Large Cap      Fundamental                 Leaders Large
                                                       Aggressive Growth     Growth     Core Bond       Cap Value
                                                          Subaccount       Subaccount   Subaccount     Subaccount
                                                       -----------------  -----------  -----------  ----------------
                                                            2000**          2000***     2000****        2000****
                                                       -----------------  -----------  -----------  ----------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..................    $  6,164       $ 206,294       $254          $ 3,426
 Portfolio of Outside Trusts...........................          --              --         --               --
                                                           --------       ---------       ----          -------
Total investment income................................       6,164         206,294        254            3,426
Expenses:
 Mortality and expense risks...........................         260           1,175          7              682
                                                           --------       ---------       ----          -------
Net investment income..................................       5,904         205,119        247            2,744
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)...........................     (11,798)        (46,349)        89            8,325
 Net unrealized appreciation (depreciation)
  during the period....................................     (37,617)       (568,635)        96            9,977
                                                           --------       ---------       ----          -------
Net realized and unrealized gain
 (loss) on investments.................................     (49,415)       (614,984)       185           18,302
                                                           --------       ---------       ----          -------
Net increase (decrease) in net
 assets resulting from operations......................    $(43,511)      $(409,865)      $432          $21,046
                                                           ========       =========       ====          =======

 -------------------------
   * From May 1, 1998 (commencement of operations).
  ** From April 24, 2000 (commencement of operations).
 *** From April 28, 2000 (commencement of operations).
**** From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,





                                AIM V.I.                           Fidelity VIP II
                                 Value      Fidelity VIP Growth      Contrafund      Janus Aspen Global
                               Subaccount        Subaccount          Subaccount        Tech Subaccount
                              ------------  --------------------  ----------------  ---------------------
                                 2000**            2000**              2000**              2000***
                              ------------  --------------------  ----------------  ---------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I..........             --               --                 --                   --
 Portfolio of Outside
  Trusts..................    $    48,587               --                 --            $   2,686
                              -----------       ----------           --------            ---------
Total investment income...         48,587               --                 --                2,686
Expenses:
 Mortality and expense
  risks...................            954       $    1,420           $  1,017                  658
                              -----------       ----------           --------            ---------
Net investment income
 (loss)...................         47,633           (1,420)            (1,017)               2,028
Net realized and
 unrealized (loss) on
 investments:
 Net realized (losses)....        (54,358)          (8,731)           (11,057)             (69,974)
 Net unrealized
  (depreciation) during
  the period..............       (101,244)        (156,818)           (35,244)             (98,497)
                              -----------       ----------           --------            ---------
Net realized and
 unrealized (loss) on
 investments..............       (155,602)        (165,549)           (46,301)            (168,471)
                              -----------       ----------           --------            ---------
Net (decrease) in net
 assets resulting from
 operations...............    $  (107,969)      $ (166,969)          $(47,318)           $(166,443)
                              ===========       ==========           ========            =========

                                                                   Janus Aspen   MFS New
                                                                    Worldwide   Discovery      Templeton
                                                                      Growth      Series     International
                                                                   Subaccount   Subaccount    Subaccount
                                                                   -----------  ----------  ---------------
                                                                     2000***      2000**        2000**
                                                                   -----------  ----------  ---------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..........................            --          --            --
 Portfolio of Outside Trusts...................................    $   18,937          --            --
                                                                   ----------   ---------      --------
Total investment income........................................        18,937          --            --
Expenses:
 Mortality and expense risks...................................         1,396       1,349           640
                                                                   ----------   ---------      --------
Net investment income (loss)...................................        17,541      (1,349)         (640)
Net realized and unrealized gain (loss) on investments:
 Net realized gains (losses)...................................      (140,835)     16,026        11,899
 Net unrealized appreciation (depreciation) during the period..       (61,721)    (94,403)       15,320
                                                                   ----------   ---------      --------
Net realized and unrealized gain (loss) on investments.........      (202,556)    (78,377)       27,219
                                                                   ----------   ---------      --------
Net increase (decrease) in net assets resulting from
 operations....................................................     $(185,015)   $(79,726)      $26,579
                                                                   ==========   =========      ========

 _________________________

 ** From April 24, 2000 (commencement of operations).
*** From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                     Years and periods ended December 31,


                                                 Large Cap Growth Subaccount                      Active Bond Subaccount
                                         -------------------------------------------   -------------------------------------------
                                              2000           1999           1998           2000           1999            1998
                                         -------------   ------------   ------------   ------------   ------------    ------------
Increase (decrease) in net assets
 from operations:
 Net investment income................   $  19,988,168   $ 17,233,439   $  6,143,421   $  2,279,464   $  2,725,206    $  2,097,345
 Net realized gains (losses)..........       5,243,833      5,003,007      1,750,881     (1,159,229)    (1,391,910)        185,230
 Net unrealized appreciation
  (depreciation) during the
  period..............................     (53,885,375)    (2,053,672)     8,041,022      2,598,926     (1,837,190)       (378,058)
                                         -------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations............     (28,653,374)    20,182,774     15,935,324      3,719,161       (503,894)      1,904,517
From policyholder transactions:
 Net premiums from policyholders......     143,098,730     75,667,981     29,859,648     37,518,244     74,595,720      38,567,292
 Net benefits to policyholders........    (101,783,680)   (45,347,424)   (13,281,028)   (30,443,585)   (68,312,320)    (27,391,317)
                                         -------------   ------------   ------------   ------------   ------------    ------------
Net increase in net assets resulting
 from policyholder transactions.......      41,315,050     30,320,557     16,578,620      7,074,659      6,283,400      11,175,975
                                         -------------   ------------   ------------   ------------   ------------    ------------
Net increase in net assets............      12,661,676     50,503,331     32,513,944     10,793,820      5,779,506      13,080,492
Net assets at beginning of period.....     115,521,551     65,018,220     32,504,276     38,321,473     32,541,967      19,461,475
                                         -------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period...........   $ 128,183,227   $115,521,551   $ 65,018,220   $ 49,115,293   $ 38,321,473    $ 32,541,967
                                         =============   ============   ============   ============   ============    ============

                                            International Equity Index Subaccount              Small Cap Growth Subaccount
                                         -------------------------------------------   -------------------------------------------
                                              2000           1999           1998           2000           1999            1998
                                         -------------   ------------   ------------   ------------   ------------    ------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss).........   $   1,667,526   $    855,417   $  1,885,059   $  3,354,331   $  3,637,734    $    (22,593)
 Net realized gains...................         670,269        753,750        152,030      2,830,901      2,548,944          58,729
 Net unrealized appreciation
  (depreciation) during the period....      (8,622,825)     4,871,167         78,480    (17,022,592)     3,920,455       1,070,805
                                         -------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations............      (6,285,030)     6,480,334      2,115,569    (10,837,360)    10,107,133       1,106,941
From policyholder transactions:
 Net premiums from policyholders......      80,381,214     53,332,374     10,034,119    135,469,377     52,637,861      12,088,047
 Net benefits to policyholders........     (72,181,237)   (39,209,664)    (8,344,107)  (119,877,527)   (40,800,272)     (6,621,834)
                                         -------------   ------------   ------------   ------------   ------------    ------------
Net increase in net assets resulting
 from policyholder transactions.......       8,199,977     14,122,710      1,690,012     15,591,850     11,837,589       5,466,213
                                         -------------   ------------   ------------   ------------   ------------    ------------
Net increase in net assets............       1,914,947     20,603,044      3,805,581      4,754,490     21,944,722       6,573,154
Net assets at beginning of period.....      33,198,674     12,595,630      8,790,049     31,022,828      9,078,106       2,504,952
                                         -------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period...........   $  35,113,621   $ 33,198,674   $ 12,595,630   $ 35,777,318   $ 31,022,828    $  9,078,106
                                         =============   ============   ============   ============   ============    ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                              Global Balanced Subaccount                      Mid Cap Growth Subaccount
                                      -----------------------------------------   ------------------------------------------------
                                          2000           1999           1998            2000             1999             1998
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income..............  $    175,751   $    358,974   $   176,073   $     8,938,378   $   6,389,535    $   1,088,251
 Net realized gains (losses)........      (506,008)        15,640        24,206         8,113,159       5,188,018          599,619
 Net unrealized appreciation
  (depreciation) during the period..      (109,325)      (173,912)      147,461       (49,252,941)     15,078,681        1,184,263
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Net increase (decrease) in net
 assets resulting from operations...      (439,582)       200,702       347,740       (32,201,404)     26,656,234        2,872,133
From policyholder transactions:
 Net premiums from policyholders....     8,122,728      6,295,052     3,163,316       196,712,586      65,183,285       11,323,614
 Net benefits to policyholders......    (8,741,933)    (5,007,225)   (1,882,974)     (171,977,777)    (41,018,347)      (5,132,055)
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Net increase (decrease) in net
 assets resulting from policyholder
 transactions.......................      (619,205)     1,287,827     1,280,342        24,734,809      24,164,938        6,191,559
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Net increase (decrease) in net
 assets.............................    (1,058,787)     1,488,529     1,628,082        (7,466,595)     50,821,172        9,063,692
Net assets at beginning of period...     4,591,856      3,103,327     1,475,245        63,499,616      12,678,444        3,614,752
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Net assets at end of period.........  $  3,533,069   $  4,591,856   $ 3,103,327   $    56,033,021   $  63,499,616    $  12,678,444
                                      ============   ============   ===========   ===============   =============    =============

                                              Large Cap Value Subaccount                       Money Market Subaccount
                                      -----------------------------------------   ------------------------------------------------
                                          2000           1999           1998            2000             1999             1998
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income..............  $  2,529,526   $  1,720,195   $   756,459   $     5,437,047   $   2,988,530    $   1,687,016
 Net realized gains (losses)........      (861,398)       705,454       330,827                --              --               --
 Net unrealized appreciation
  (depreciation) during the period..     3,840,473     (2,181,112)      145,355                --              --               --
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Net increase in net assets
 resulting from operations..........     5,508,601        244,537     1,232,641         5,437,047       2,988,530        1,687,016
From policyholder transactions:
 Net premiums from policyholders....    88,007,994     37,432,039    15,144,316     1,369,116,199     890,376,545      340,377,358
 Net benefits to policyholders......   (67,960,426)   (27,199,179)   (4,937,583)   (1,246,419,884)   (918,869,964)    (269,723,839)
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Net increase (decrease) in net
 assets resulting from policyholder
 transactions.......................    20,047,568     10,232,860    10,206,733       122,696,315     (28,493,419)      70,653,519
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Net increase (decrease) in net
 assets.............................    25,556,169     10,477,397    11,439,374       128,133,362     (25,504,889)      72,340,535
Net assets at beginning of period...    27,106,917     16,629,520     5,190,146        61,006,769      86,511,658       14,171,123
                                      ------------   ------------   -----------   ---------------   -------------    -------------
Net assets at end of period.........  $ 52,663,086   $ 27,106,917   $16,629,520   $   189,140,131   $  61,006,769    $  86,511,658
                                      ============   ============   ===========   ===============   =============    =============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                    Mid Cap Value Subaccount                Small/Mid Cap Growth Subaccount
                                            -----------------------------------------  -------------------------------------------
                                                2000           1999          1998          2000           1999            1998
                                            -------------  -------------  -----------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income..................    $  3,158,831   $     41,579   $    75,449  $  1,206,888   $   1,388,661    $    108,037
 Net realized gains (losses)............       2,578,812       (860,332)     (538,516)     (652,532)         13,375         232,246
 Net unrealized appreciation
  (depreciation) during the period......         689,275      1,757,919      (830,390)      119,763      (1,001,208)        236,333
                                            ------------   ------------   -----------  ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations..............       6,426,918        939,166    (1,293,457)      674,119         400,828         576,616
From policyholder transactions:
 Net premiums from policyholders........      87,480,655     32,024,751    18,837,112    27,528,989      11,809,133       4,563,154
 Net benefits to policyholders..........     (81,506,140)   (29,579,995)   (7,855,945)  (26,015,925)     (9,775,543)     (6,481,542)
                                            ------------   ------------   -----------  ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions...........................       5,974,515      2,444,756    10,981,167     1,513,064       2,033,590      (1,918,388)
                                            ------------   ------------   -----------  ------------   -------------    ------------
Net increase (decrease) in net assets...      12,401,433      3,383,922     9,687,710     2,187,183       2,434,418      (1,341,772)
Net assets at beginning of period.......      19,138,533     15,754,611     6,066,901     9,925,831       7,491,413       8,833,185
                                            ------------   ------------   -----------  ------------   -------------    ------------
Net assets at end of period.............    $ 31,539,966   $ 19,138,533   $15,754,611  $ 12,113,014   $   9,925,831    $  7,491,413
                                            ============   ============   ===========  ============   =============    ============

                                                  Real Estate Equity Subaccount                Growth & Income Subaccount
                                            -----------------------------------------  -------------------------------------------
                                                2000           1999          1998          2000           1999             1998
                                            -------------  -------------  -----------  -------------  --------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income..................    $  1,524,133   $    515,377   $   283,067  $ 33,281,395   $  22,850,302    $  8,975,814
 Net realized gains (losses)............       1,851,413       (735,504)     (454,979)    2,197,930       6,207,253       2,061,212
 Net unrealized appreciation
  (depreciation) during the period......       1,041,612         80,925      (698,676)  (63,700,088)     (5,814,839)      7,759,307
                                            ------------   ------------   -----------  ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations..............       4,417,158       (139,202)     (870,588)  (28,220,763)     23,242,716      18,796,333
From policyholder transactions:
 Net premiums from policyholders........     102,840,441     22,699,314     6,964,604    86,946,862     196,639,863      60,975,616
 Net benefits to policyholders..........     (98,637,433)   (18,093,640)   (5,513,221)  (85,615,541)   (106,763,955)    (31,360,866)
                                            ------------   ------------   -----------  ------------   -------------    ------------
Net increase in net assets resulting
 from policyholder transactions.........       4,203,008      4,605,674     1,451,383     1,331,321      89,875,908      29,614,750
                                            ------------   ------------   -----------  ------------   -------------    ------------
Net increase (decrease) in net assets...       8,620,166      4,466,472       580,795   (26,889,442)    113,118,624      48,411,083
Net assets at beginning of period.......       9,238,646      4,772,174     4,191,379   209,525,899      96,407,275      47,996,192
                                            ------------   ------------   -----------  ------------   -------------    ------------
Net assets at end of period.............    $ 17,858,812   $  9,238,646   $ 4,772,174  $182,636,457   $ 209,525,899    $ 96,407,275
                                            ============   ============   ===========  ============   =============    ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                       Managed Subaccount                       Short-Term Bond Subaccount
                                            -----------------------------------------   -------------------------------------------
                                                2000           1999          1998           2000           1999            1998
                                            -------------  -------------  -----------   -------------  -------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income..................    $ 13,157,769   $ 10,756,436   $ 3,484,281   $    883,541   $    907,486    $    926,217
 Net realized gains (losses)............        (233,751)     2,233,258       278,186       (210,780)      (441,667)         24,740
 Net unrealized appreciation
  (depreciation) during
  the period............................     (13,708,391)    (6,419,069)    1,791,231        451,906        (85,754)       (136,999)
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations..............        (784,373)     6,570,625     5,553,698      1,124,667        380,065         813,958
From policyholder transactions:
 Net premiums from policyholders........      33,494,293    113,292,872    21,019,273     20,531,773     41,259,110      27,490,588
 Net benefits to policyholders..........     (29,530,890)   (34,219,380)   (8,281,600)   (16,825,756)   (49,156,693)    (21,534,195)
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions...........................       3,963,403     79,073,492    12,737,673      3,706,017     (7,897,583)      5,956,393
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets...       3,179,030     85,644,117    18,291,371      4,830,684     (7,517,518)      6,770,351
Net assets at beginning of period.......     125,710,809     40,066,692    21,775,321     11,728,988     19,246,506      12,476,155
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period.............    $128,889,839   $125,710,809   $40,066,692   $ 16,559,672   $ 11,728,988    $ 19,246,506
                                            ============   ============   ===========   ============   ============    ============

                                                   Small Cap Equity Subaccount            International Opportunities Subaccount
                                            -----------------------------------------   -------------------------------------------
                                                2000           1999          1998           2000           1999            1998
                                            -------------  -------------  -----------   -------------  -------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income..................    $  1,934,297   $    344,711   $    14,015   $  2,457,059   $  2,006,004    $     53,396
 Net realized gains (losses)............        (158,893)      (979,002)       (9,919)     2,209,044      1,907,809         191,495
 Net unrealized appreciation
  (depreciation) during the period......      (4,241,216)       325,684      (523,693)   (11,479,826)     3,818,953       1,108,416
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations..............      (2,465,812)      (308,607)     (519,597)    (6,813,723)     7,732,766       1,353,307
From policyholder transactions:
 Net premiums from policyholders........      61,706,400     39,172,672    11,420,833     91,465,296     43,216,216      23,844,756
 Net benefits to policyholders..........     (51,931,035)   (30,591,417)   (4,363,378)   (74,820,451)   (38,372,463)    (12,275,087)
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets resulting
 from policyholder transactions.........       9,775,365      8,581,255     7,057,455     16,644,845      4,843,753      11,569,669
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets..............       7,309,553      8,272,648     6,537,858      9,831,122     12,576,519      12,922,976
Net assets at beginning of period.......      18,783,396     10,510,748     3,972,890     31,535,049     18,958,530       6,035,554
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period.............    $ 26,092,949   $ 18,783,396   $10,510,748   $ 41,366,171   $ 31,535,049    $ 18,958,530
                                            ============   ============   ===========   ============   ============    ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                     Equity Index Subaccount                       Global Bond Subaccount
                                          ---------------------------------------------  ------------------------------------------
                                              2000            1999            1998           2000           1999           1998
                                          --------------  --------------  -------------  -------------  -------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income.................   $   7,726,442   $   5,503,450   $  1,211,729   $    430,194   $    424,767    $   283,651
 Net realized gains (losses)...........       4,357,007       7,681,081        691,270       (302,157)      (204,675)        81,659
 Net unrealized appreciation
  (depreciation) during
  the period...........................     (30,073,491)      4,678,509      6,098,919        688,537       (433,526)        43,608
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations.............     (17,990,042)     17,863,040      8,001,918        816,574       (213,434)       408,918
From policyholder transactions:
 Net premiums from policyholders.......     155,703,961     225,994,914     60,690,933      8,796,366     11,387,398      9,258,713
 Net benefits to policyholders.........    (126,828,610)   (147,909,470)   (31,166,123)   (10,301,347)   (10,615,019)    (3,008,341)
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions..........................      28,875,351      78,085,444     29,524,810     (1,504,981)       772,379      6,250,372
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets..      10,885,309      95,948,484     37,526,728       (688,407)       558,945      6,659,290
Net assets at beginning of period......     149,913,131      53,964,647     16,437,919      8,838,516      8,279,571      1,620,281
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net assets at end of period............   $ 160,798,440   $ 149,913,131   $ 53,964,647   $  8,150,109   $  8,838,516    $ 8,279,571
                                          =============   =============   ============   ============   ============    ===========

                                                  Turner Core Growth Subaccount           Brandes International Equity Subaccount
                                          --------------------------------------------   ------------------------------------------
                                              2000              1999          1998           2000           1999           1998
                                          -------------   ---------------  -----------   -------------   ------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income.................   $   3,072,760   $   1,315,438   $     77,203   $  2,792,306   $    515,681    $   343,646
 Net realized gains (losses)...........       2,749,177       1,038,462        156,278      1,629,793        507,727         89,337
 Net unrealized appreciation
  (depreciation) during
  the period...........................      (8,773,256)      1,626,646        562,620     (2,602,173)     3,486,097         91,915
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations.............      (2,951,319)      3,980,546        796,101      1,819,926      4,509,505        524,898
From policyholder transactions:
 Net premiums from policyholders.......      57,091,019      23,098,524      4,779,974     34,606,916     12,134,533      5,520,633
 Net benefits to policyholders.........     (54,259,832)     (9,308,254)    (1,690,860)   (17,063,755)    (5,569,496)    (2,041,375)
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase in net assets resulting
 from policyholder transactions........       2,831,187      13,790,270      3,089,114     17,543,161      6,565,037      3,479,258
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets..        (120,132)     17,770,816      3,885,215     19,363,087     11,074,542      4,004,156
Net assets at beginning of period......      22,671,005       4,900,189      1,014,974     17,415,296      6,340,754      2,336,598
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net assets at end of period............   $  22,550,873   $  22,671,005   $  4,900,189   $ 36,778,383   $ 17,415,296    $ 6,340,754
                                          =============   =============   ============   ============   ============    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                               Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                               -----------------------------------------   ----------------------------------------
                                                   2000           1999          1998           2000          1999           1998
                                               ------------   ------------   -----------   ------------   -----------    ----------
Increase (decrease) in net assets from
 operations:
 Net investment income.....................    $  5,746,620   $    449,994   $     9,897   $  1,393,023   $   518,137    $    68,233
 Net realized gains (losses)...............       4,402,175        624,068      (445,752)       132,736       264,436         87,723
 Net unrealized appreciation
  (depreciation) during the period.........      (9,587,258)     3,431,408       432,064     (2,553,428)      151,562         89,677
                                               ------------   ------------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................         561,537      4,505,470        (3,791)    (1,027,669)      934,135        245,633
From policyholder transactions:
 Net premiums from policyholders...........      40,643,205     25,135,447    13,982,031     15,685,529     6,480,741      3,031,309
 Net benefits to policyholders.............     (34,557,509)   (22,331,613)   (9,695,520)   (11,190,723)   (3,151,279)    (1,299,530
                                               ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions.................       6,085,696      2,803,834     4,286,511      4,494,806     3,329,462      1,731,779
                                               ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets.................       6,647,233      7,309,304     4,282,720      3,467,137     4,263,597      1,977,412
Net assets at beginning of period..........      16,985,022      9,675,718     5,392,998      6,738,214     2,474,617        497,205
                                               ------------   ------------   -----------   ------------   -----------    -----------
Net assets at end of period................    $ 23,632,255   $ 16,985,022   $ 9,675,718   $ 10,205,351   $ 6,738,214    $ 2,474,617
                                               ============   ============   ===========   ============   ===========    ===========

                                                  Emerging Markets Equity Subaccount               Bond Index Subaccount
                                               -----------------------------------------   ---------------------------------------
                                                   2000           1999          1998          2000          1999          1998*
                                               ------------   ------------   -----------   -----------   -----------    ----------
Increase (decrease) in net assets from
 operations:
 Net investment income......................   $    432,227   $    132,259   $       135   $   487,512   $   130,136    $   22,905
 Net realized gains (losses)................     (1,410,734)       663,998       (45,975)      (53,751)     (104,174)        1,002
 Net unrealized appreciation
  (depreciation) during the period..........     (2,006,595)       432,248         2,289       472,128       (78,192)      (10,217)
                                               ------------   ------------   -----------   -----------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations..................     (2,985,102)     1,228,505       (43,551)      905,889       (53,230)       13,690
From policyholder transactions:
 Net premiums from policyholders............     72,543,484     18,579,194     2,434,226    14,954,848     6,472,518     1,176,234
 Net benefits to policyholders..............    (68,002,822)   (16,271,324)   (2,203,670)   (8,187,184)   (2,358,694)     (124,467)
                                               ------------   ------------   -----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions..................      4,540,662      2,307,870       230,556     6,767,664     4,113,824     1,051,767
                                               ------------   ------------   -----------   -----------   -----------    ----------
Net increase in net assets..................      1,555,560      3,536,375       187,005     7,673,553     4,060,594     1,065,457
Net assets at beginning of period...........      3,723,380        187,005            --     5,126,051     1,065,457            --
                                               ------------   ------------   -----------   -----------   -----------    ----------
Net assets at end of period.................   $  5,278,940   $  3,723,380   $   187,005   $12,799,604   $ 5,126,051    $1,065,457
                                               ============   ============   ===========   ===========   ===========    ==========

__________________________

 * From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                   Small /Mid Cap CORE Subaccount               High Yield Bond Subaccount
                                              ---------------------------------------    ----------------------------------------
                                                  2000          1999         1998*          2000           1999           1998*
                                              ------------   -----------   ----------    -----------   ------------    ----------
Increase (decrease) in net assets from
 operations:
 Net investment income.....................   $    100,765   $    52,711   $     (535)   $   359,215   $    340,435    $    86,759
 Net realized gains (losses)...............         52,147        65,733      (25,196)      (207,326)        42,365         64,824
 Net unrealized appreciation
  (depreciation) during
  the period...............................       (145,708)      (10,735)      18,718       (650,931)      (139,659)       149,416
                                              ------------   -----------   ----------    -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations.................          7,204       107,709       (7,013)      (499,042)       243,141        300,999
From policyholder transactions:
 Net premiums from policyholders...........     18,340,255     5,817,483    1,089,030      9,819,846     19,870,990      6,683,673
 Net benefits to policyholders.............    (16,306,841)   (5,611,532)    (778,864)    (8,852,014)   (20,368,501)    (2,457,088)
                                              ------------   -----------   ----------    -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions..............................      2,033,414       205,951      310,166        967,832       (497,511)     4,226,585
                                              ------------   -----------   ----------    -----------   ------------    -----------
Net increase in net assets.................      2,040,618       313,660      303,153        468,790       (254,370)     4,527,584
Net assets at beginning of period..........        616,813       303,153           --      4,273,214      4,527,584             --
                                              ------------   -----------   ----------    -----------   ------------    -----------
Net assets at end of period................   $  2,657,431   $   616,813   $  303,153    $ 4,742,004   $  4,273,214    $ 4,527,584
                                              ============   ===========   ==========    ===========   ============    ===========


                                                 Large Cap                                 American
                                                Aggressive   Fundamental                 Leaders Large   AIM V.I.      Fidelity VIP
                                                  Growth        Growth       Core Bond     Cap Value       Value          Growth
                                                Subaccount   Subaccount      Subaccount   Subaccount    Subaccount      Subaccount
                                                -----------  ------------    ----------  -------------  ------------  --------------
                                                   2000**       2000***        2000****     2000****       2000**          2000**
                                                -----------  ------------    ----------  -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income....................      $    5,904   $   205,119      $   247    $     2,744     $   47,633    $    (1,420)
 Net realized gains (losses)..............         (11,798)      (46,349)          89          8,325        (54,358)        (8,731)
 Net unrealized appreciation
  (depreciation) during
  the period..............................         (37,617)     (568,635)          96          9,977       (101,244)      (156,818)
                                                ----------   -----------     --------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations................         (43,511)     (409,865)         432         21,046       (107,969)      (166,969)
From policyholder transactions:
 Net premiums from policyholders..........       3,456,939     9,131,403       38,268      4,269,286      4,263,052      6,655,609
 Net benefits to policyholders............      (3,068,441)   (6,708,404)     (22,638)    (3,736,885)    (2,990,639)    (4,970,882)
                                                ----------   -----------     --------    -----------    -----------    -----------
Net increase in net assets resulting
 from policyholder transactions...........         388,498     2,422,999       15,630        532,401      1,272,413      1,684,727
                                                ----------   -----------     --------    -----------    -----------    -----------
Net increase in net assets................         344,987     2,013,134       16,062        553,447      1,164,444      1,517,758
Net assets at beginning of period.........              --            --           --             --             --             --
                                                ----------   -----------     --------    -----------    -----------    -----------
Net assets at end of period...............      $  344,987   $ 2,013,134     $ 16,062    $   553,447    $ 1,164,444    $ 1,517,758
                                                ==========   ===========     ========    ===========    ===========    ===========

___________________________
   * From May 1, 1998 (commencement of operations).
  ** From April 24, 2000 (commencement of operations).
 *** From April 28, 2000 (commencement of operations).
**** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                               Fidelity VIP II  Janus Aspen     Janus Aspen          MFS New          Templeton
                                                 Contrafund     Global Tech   Worldwide Growth      Discovery       International
                                                 Subaccount      Subaccount      Subaccount     Series Subaccount    Subaccount
                                               ---------------  ------------  ----------------  -----------------  ---------------
                                                   2000**         2000***         2000***            2000**            2000**
                                               ---------------  ------------  ----------------  -----------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income.......................    $   (1,017)    $     2,028     $    17,541       $    (1,349)      $       (640)
 Net realized gains (losses).................       (11,057)        (69,974)       (140,835)           16,026             11,899
 Net unrealized appreciation
  (depreciation) during the period...........       (35,244)        (98,497)        (61,721)          (94,403)            15,320
                                                 ----------     -----------     -----------       -----------       ------------
Net increase (decrease) in net assets
 resulting from operations...................       (47,318)       (166,443)       (185,015)          (79,726)            26,579
From policyholder transactions:
 Net premiums from policyholders.............     1,758,982       2,902,504       8,457,498         4,148,131         11,365,793
 Net benefits to policyholders...............      (705,047)     (2,293,755)     (7,234,105)       (2,889,948)       (10,522,033)
                                                 ----------     -----------     -----------       -----------       ------------
Net increase in net assets resulting
 from policyholder transactions..............     1,053,935         608,749       1,223,393         1,258,183            843,760
                                                 ----------     -----------     -----------       -----------       ------------
Net increase in net assets...................     1,006,617         442,306       1,038,378         1,178,457            870,339
Net assets at beginning of period............            --              --              --                --                 --
                                                 ----------     -----------     -----------       -----------       ------------
Net assets at end of period..................    $1,006,617     $   442,306     $ 1,038,378       $ 1,178,457       $    870,339
                                                 ==========     ===========     ===========       ===========       ============


 -------------------------
 ** From May 1, 2000 (commencement of operations).
*** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000

1. Organization

    John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the
Fund) or of other outside investment trusts (Outside Trusts). New subaccounts may be added as new funds are added to the Fund or to the Outside Trusts, or as other investment options are developed, and made available to policyholders. The thirty-seven funds of the Fund and of the Outside Trusts which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Tech, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International subaccounts. Each subaccount has a different investment objective.

    The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

    The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. Significant Accounting Policies

  Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Valuation of Investments

    Investment in shares of the Fund and of Outside Trusts are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Subaccount shares are determined on the basis of identified cost.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 Federal Income Taxes

    The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

    JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

    JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Policy Loans

    Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 2000, there were no outstanding policy loans.

3. Transaction with Affiliates

    John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

    Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. Details of Investments

    The details of the shares owned and cost and value of investments in the Subaccounts of the Fund and of Outside Trusts at December 31, 2000 were as follows:

              Subaccount              Shares Owned      Cost          Value
              ----------              ------------  ------------  -------------
     Large Cap Growth...............    6,786,979   $174,728,187   $128,183,227
     Active Bond....................    5,201,185     48,707,166     49,115,293
     International Equity Index.....    2,280,681     39,761,831     35,113,621
     Small Cap Growth...............    2,655,623     47,684,616     35,777,318
     Global Balanced................      380,929      3,731,252      3,533,069
     Mid Cap Growth.................    3,591,624     88,530,392     56,033,021
     Large Cap Value................    3,662,576     50,555,367     52,663,086
     Money Market...................   18,904,221    189,140,131    189,140,131
     Mid Cap Value..................    2,152,437     29,948,969     31,539,966
     Small/Mid Cap Growth...........      883,924     12,955,583     12,113,014
     Real Estate Equity.............    1,306,333     17,222,359     17,858,812
     Growth & Income................   12,878,763    244,197,680    182,636,457
     Managed........................    9,322,682    146,974,987    128,889,839
     Short-Term Bond................    1,678,910     16,342,442     16,559,672
     Small Cap Equity...............    2,854,342     30,536,754     26,092,949
     International Opportunities....    3,490,460     48,142,626     41,366,171
     Equity Index...................    9,113,511    179,646,466    160,798,440
     Global Bond....................      788,308      7,863,809      8,150,109
     Turner Core Growth.............    1,284,218     29,088,181     22,550,873
     Brandes International Equity...    2,460,102     35,840,852     36,778,383
     Frontier Capital Appreciation..    1,369,996     29,719,510     23,632,255
     Clifton Enhanced U.S. Equity...      625,328     12,510,697     10,205,351
     Emerging Markets...............      787,996      6,850,998      5,278,940
     Bond Index.....................    1,313,892     12,415,885     12,799,604
     Small/Mid Cap CORE.............      270,739      2,795,156      2,657,431
     High Yield Bond................      646,702      5,383,178      4,742,004
     Large Cap Aggressive Growth....       36,253        382,604        344,987
     Fundamental Growth.............      160,819      2,581,768      2,013,134
     Core Bond......................        1,555         15,966         16,062
     American Leaders Large Cap
      Value.........................       51,700        543,469        553,446
     AIM V.I. Value.................       42,638      1,265,687      1,164,444
     Fidelity VIP Growth............       34,891      1,674,576      1,517,758
     Fidelity VIP II Contrafund.....       42,527      1,041,861      1,006,617
     Janus Aspen Global Technology..       67,528        540,803        442,306
     Janus Aspen Worldwide Growth...       28,240      1,100,099      1,038,378
     MFS New Discovery Series.......       70,949      1,272,860      1,178,457
     Templeton International........       46,617        855,019        870,339

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. Details of Investments (continued)

    Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Fund and of the Outside Trusts during 2000 were as follows:

                   Subaccount                  Purchases       Sales
                   ----------                ------------  -------------
     Large Cap Growth......................  $ 89,881,309   $ 28,578,090
     Active Bond...........................    24,913,661     15,559,539
     International Equity Index............    37,019,672     27,152,169
     Small Cap Growth......................    53,512,020     34,565,840
     Global Balanced.......................     3,858,573      4,302,027
     Mid Cap Growth........................    78,872,015     45,198,828
     Large Cap Value.......................    39,021,154     16,444,062
     Money Market..........................   361,256,133    233,122,771
     Mid Cap Value.........................    26,740,116     17,606,770
     Small/Mid Cap Growth..................     9,742,479      7,022,527
     Real Estate Equity....................    28,353,777     22,626,636
     Growth & Income.......................    61,940,512     27,327,794
     Managed...............................    31,161,117     14,039,946
     Short-Term Bond.......................    12,904,515      8,314,957
     Small Cap Equity......................    23,694,674     11,985,013
     International Opportunities...........    43,962,366     24,860,462
     Equity Index..........................    91,907,277     55,305,432
     Global Bond...........................     4,725,013      5,799,799
     Turner Core Growth....................    29,551,898     23,647,952
     Brandes International Equity..........    26,297,624      5,962,158
     Frontier Capital Appreciation.........    25,144,184     13,311,868
     Clifton Enhanced U.S. Equity..........     8,663,100      2,775,271
     Emerging Markets......................    23,022,963     18,050,075
     Bond Index............................    11,497,614      4,242,437
     Small/Mid Cap CORE....................     4,788,058      2,653,879
     High Yield Bond.......................     5,174,660      3,847,612
     Large Cap Aggressive Growth...........       651,649        257,246
     Fundamental Growth....................     4,866,453      2,238,336
     Core Bond.............................        59,471         43,594
     American Leaders Large Cap Value......     1,624,447      1,089,303
     AIM V.I. Value........................     2,359,372      1,039,326
     Fidelity VIP Growth...................     2,469,800        786,494
     Fidelity VIP II Contrafund............     1,602,045        549,127
     Janus Aspen Global Tech...............     1,414,000        803,223
     Janus Aspen Worldwide Growth..........     3,668,964      2,428,030
     MFS New Discovery Series..............     2,107,378        850,544
     Templeton International...............     3,872,069      3,028,949

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. Net Assets

    Accumulation shares attributable to net assets of policyholders and accumulation share values for each Subaccount at December 31, 2000 were as follows:

                                             VEP Class #1                       VEP Class #2                VEP Class #3
                                ---------------------------------------  --------------------------  ---------------------------
                                Accumulation         Accumulation        Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                         Shares            Share Values           Shares     Share Values     Shares      Share Values
----------                      ------------  -------------------------  ------------  ------------  ------------  -------------
Large Cap Growth                   576,862             $27.90               539,812       $27.99       263,808         $28.09
Active Bond                        248,741              15.14               191,827        15.20        67,026          15.25
International Equity Index         269,883              14.38               220,068        14.43         7,440          14.48
Small Cap Growth                   240,278              16.92               248,242        16.96       116,733          17.00
Global Balanced                     16,660              11.99                19,635        12.02        19,573          12.05
Mid Cap Growth                     297,198              22.66               245,372        22.72       121,688          22.77
Large Cap Value                    254,078              18.13               231,945        18.17        47,243          18.22
Money Market                       660,417              13.82             1,143,571        13.86       182,706          13.91
Mid Cap Value                      149,652              17.93                70,741        17.97         4,680          18.01
Small/Mid Cap Growth               107,428              21.47               103,477        21.54        15,354          21.61
Real Estate Equity                 114,797              18.94                64,302        18.90         2,777          19.07
Growth & Income                  1,114,469              26.69               669,845        26.78       215,461          26.87
Managed                            603,781              20.76               277,080        20.83        50,153          20.90
Short-Term Bond                     88,077              13.92               140,863        13.96        13,527          14.02
Small Cap Equity                   135,488              11.14                90,575        11.17        66,286          11.19
International Opportunities        197,742              13.73               232,322        13.76        22,864          13.79
Equity Index                       673,288              20.82               885,466        20.87       280,321          20.91
Global Bond                         65,916              13.52                41,999        13.55        22,843          13.58
Turner Core Growth                  29,366              24.98                15,617        25.05             0          25.11
Brandes International Equity        25,564              17.62                33,738        17.67             0          17.72
Frontier Capital Appreciation       22,811              24.34                14,874        24.40             0          24.46
Clifton Enhanced U.S. Equity         3,970              15.64                     0        15.66             0          15.69
Emerging Markets                    87,938               7.61                88,815         7.62        17,817           7.63
Bond Index                          11,594              11.49               118,087        11.50        64,566          11.51
Small Mid Cap CORE                  19,613              11.19                22,620        11.20        13,878          11.22
High Yield Bond                     55,965               8.95                74,675         8.96         4,450           8.97
Large Cap Aggressive Growth         14,412               8.14                 4,090         8.15           780           8.15
Fundamental Growth                  21,231              10.29                     0        10.29             0          10.30
Core Bond                              404              10.67                     0        10.67             0          10.67
American Leaders Large Cap
 Value                               1,902              10.77                     0        10.77        30,438          10.77
AIM V.I. Value                       9,203               8.42                16,850         8.43         6,324           8.43
Fidelity VIP Growth                  7,934               8.90                34,841         9.00        32,288           9.00
Fidelity VIP II Contrafund           8,536               9.64                 1,372         9.64        36,536           9.65
Janus Aspen Global Technology        8,636               6.75                29,088         6.75           349           6.75
Janus Aspen Worldwide Growth         4,861               8.33                   501         8.33        56,314           8.33
MFS New Discovery Series            13,615              10.00                28,583        10.01             0          10.02
Templeton International             10,474               9.79                13,869         9.80           292           9.80

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. Net Assets (continued)

                                  V Coli Class #4             V Coli Class #5             V Coli Class #6
                             --------------------------  --------------------------  ---------------------------
                             Accumulation  Accumulation  Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                      Shares     Share Values     Shares     Share Values     Shares      Share Values
----------                   ------------  ------------  ------------  ------------  ------------  -------------
Large Cap Growth               722,564        $28.26       253,905        $28.30        326,282        $28.32
Active Bond                    125,204         16.16       533,169         16.18        470,773         16.19
International Equity Index      44,439         13.40       150,610         13.42        362,019         13.43
Small Cap Growth               116,754         17.30       140,449         17.31         53,689         17.32
Global Balanced                  7,808         12.26         8,507         12.27         18,538         12.28
Mid Cap Growth                 180,243         23.17        99,843         23.18        157,443         23.09
Large Cap Value                156,329         18.53        56,957         18.54        441,339         18.55
Money Market                   259,729         13.82        88,213         13.83      1,870,854         13.85
Mid Cap Value                  102,783         18.32        23,395         18.34        246,353         18.35
Small/Mid Cap Growth            10,660         21.58        16,110         21.60         23,413         21.63
Real Estate Equity              99,831         19.72       143,590         19.74         78,202         19.76
Growth & Income                512,500         26.78       519,576         26.80         24,950         26.84
Managed                        302,526         21.62       102,088         21.65         62,704         21.67
Short-Term Bond                243,189         14.25       382,494         14.27              0         14.28
Small Cap Equity                41,155         11.39        26,312         11.39        381,186         11.40
International Opportunities    259,202         14.03       270,816         14.04        101,524         14.05
Equity Index                   361,447         21.28        97,069         21.29        740,388         21.30
Global Bond                     64,229         13.82         5,886         13.83              0         13.84
Turner Core Growth               8,495         25.57        32,481         25.59              0         25.61
Brandes International
 Equity                        133,504         18.04       123,280         18.06         87,200         18.07
Frontier Capital
 Appreciation                   88,869         24.91        92,323         24.93              0         24.95
Clifton Enhanced U.S.
 Equity                         79,844         15.90        84,628         15.91              0         15.91
Emerging Markets                     0          7.71        44,995          7.71              0          7.71
Bond Index                      11,474         11.64           987         11.64              0         11.64
Small Mid Cap CORE               8,758         11.34             0         11.34              0         11.34
High Yield Bond                  1,837          9.07         2,616          9.07         18,021          9.07
Large Cap Aggressive Growth          0          7.89         2,687          7.89              0          7.89
Fundamental Growth                   0          9.06             0          9.06              0          9.06
Core Bond                            0         10.70             0         10.70              0         10.70
American Leaders Large Cap
 Value                               0         10.80         1,530         10.80              0         10.80
AIM V.I. Value                       0          8.17             0          8.17              0          8.17
Fidelity VIP Growth                  0          8.68             0          8.68              0          8.68
Fidelity VIP II Contrafund           0          9.44             0          9.44              0          9.44
Janus Aspen Global
 Technology                          0          6.77             0          6.77              0          6.77
Janus Aspen Worldwide
 Growth                              0          8.35             0          8.35              0          8.35
MFS New Discovery Series             0          9.63             0          9.63              0          9.63
Templeton International              0         10.30         1,268         10.30              0         10.30

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)


                              Medallion Executive VLI Class #7         MVEp Class #8               MVUL Class #9
                             ----------------------------------  --------------------------  ----------------------------
                               Accumulation      Accumulation    Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                        Shares         Share Values       Shares     Share Values     Shares      Share Values
----------                   ----------------  ----------------  ------------  ------------  ------------  --------------
Large Cap Growth                   99,358            $65.04         821,225       $20.33       370,930         $18.10
Active Bond                        65,607             26.00         321,494        13.70       113,356          12.90
International Equity Index        179,376             22.61         419,432        12.40       216,963          12.80
Small Cap Growth                  189,793             16.94         245,064        17.16       228,995          19.29
Global Balanced                    65,938             12.01          41,672        12.16        41,962          11.65
Mid Cap Growth                    227,414             22.69         333,808        22.98       131,202          25.48
Large Cap Value                   400,006             18.15         219,760        18.38       106,731          15.72
Money Market                      510,754             19.12       1,184,054        12.66       481,486          12.11
Mid Cap Value                     472,391             17.95         298,320        18.17        73,198          15.35
Small/Mid Cap Growth               53,822             21.50         249,517        13.76        44,087          14.00
Real Estate Equity                 36,495             29.11         205,780        16.19        47,679          12.59
Growth & Income                   783,478             58.85       1,152,308        18.97       422,452          16.58
Managed                         2,290,063             39.43         198,704        16.77        82,923          15.33
Short-Term Bond                    56,197             13.94          48,937        12.84       112,172          12.31
Small Cap Equity                  646,933             11.15         421,327        11.29       135,432          10.72
International Opportunities       699,384             13.75         382,880        13.91       481,048          13.32
Equity Index                      656,178             20.84       1,265,453        21.10       875,545          18.00
Global Bond                       133,089             13.54          82,325        13.70        67,314          12.93
Turner Core Growth                      0             23.25         329,025        22.74        52,862          21.86
Brandes International
 Equity                                 0             17.87         843,562        17.29        91,332          18.48
Frontier Capital
 Appreciation                           0             22.59         456,703        20.65        57,881          19.99
Clifton Enhanced U.S.
 Equity                                 0             11.85         175,736        15.80       122,746          15.80
Emerging Markets                   56,454              7.62          99,942         7.67       106,494           7.67
Bond Index                          7,887             11.49          42,141        11.58       113,886          11.58
Small Mid Cap CORE                  2,319             11.19          37,148        11.28         3,189          11.28
High Yield Bond                    19,184              8.95         105,562         9.01       102,603           9.02
Large Cap Aggressive Growth           824              7.86           3,011         8.17             0           7.88
Fundamental Growth                    600              9.03         151,170        10.31         1,628           9.05
Core Bond                               0             10.67               0        10.69             0          10.69
American Leaders Large Cap
 Value                              7,896             10.77               0        10.79             0          10.79
AIM V.I. Value                        138              8.14           8,854         8.45         4,024           8.16
Fidelity VIP Growth                 1,320              8.64           1,303         9.02         2,489           8.67
Fidelity VIP II Contrafund            225              9.41               0         9.67           893           9.44
Janus Aspen Global
 Technology                         4,672              6.75          15,119         6.76         2,212           6.76
Janus Aspen Worldwide
 Growth                             5,171              8.33          24,785         8.34         1,952           8.34
MFS New Discovery Series            2,981              9.60          38,185        10.04         3,465           9.62
Templeton International            29,370             10.26          27,939         9.82             0          10.29

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)


                                    MVUL 98 Class #10            MVEP 98 Class #11             MEVL II Class #12
                               --------------------------  ----------------------------  ------------------------------
                               Accumulation  Accumulation  Accumulation   Accumulation   Accumulation    Accumulation
Subaccount                        Shares     Share Values     Shares      Share Values      Shares       Share Values
----------                     ------------  ------------  -------------  -------------  -------------  ---------------
Large Cap Growth                  438,723       $18.10        359,866        $20.33          70,905         $66.93
Active Bond                       216,736        12.90        189,508         13.70         318,400          31.22
International Equity Index         75,101        12.80         11,061         12.40         218,233          24.02
Small Cap Growth                  156,674        19.29        163,473         17.16         114,183          17.43
Global Balanced                    40,732        11.65          8,491         12.16           3,467          12.35
Mid Cap Growth                    240,925        25.48        249,175         22.98          81,408          23.33
Large Cap Value                   415,249        15.72        251,071         18.38         264,965          18.67
Money Market                    6,213,151        12.11        537,168         12.66         375,838          13.90
Mid Cap Value                     109,787        15.35         91,242         18.17         103,443          18.46
Small/Mid Cap Growth               20,630        14.00         24,135         13.76           1,942          22.38
Real Estate Equity                  27967        12.59         43,149         16.19          67,586          30.66
Growth & Income                 1,125,909        16.58        329,743         18.97              54          70.82
Managed                           103,085        15.33         70,980         16.77              -0          46.88
Short-Term Bond                    55,761        12.31         44,540         12.84           4,860          14.51
Small Cap Equity                   80,760        10.72        155,016         11.29         156,960          11.47
International Opportunities        60,506        13.32        102,396         13.92         141,250          14.13
Equity Index                    1,099,477        18.00        749,323         21.10          64,849          21.43
Global Bond                        52,024        12.93              0             0           9,250          13.92
Turner Core Growth                303,264        21.86        223,032         22.74               0          25.77
Brandes International Equity      316,261        18.48        421,949         12.29               0          18.18
Frontier Capital Appreciation     214,263        19.99        153,505         20.65               0          24.13
Clifton Enhanced U.S. Equity      108,049        15.80         69,015         15.80               0          15.98
Emerging Markets                   77,825         7.67         43,356          7.67          24,208           7.74
Bond Index                        279,686        11.58        310,051         11.58          25,981          11.68
Small/Mid Cap CORE                 22,019        11.28         74,020         11.28             115          11.38
High Yield Bond                    42,035         9.02         81,616          9.02           5,582           9.10
Large Cap Aggressive Growth         7,949         7.88          6,684          8.17               0           9.76
Fundamental Growth                 12,812         9.05          5,303         10.32               0          14.99
Core Bond                              72        10.69              0         10.69               0          10.70
American Leaders Large Cap
 Value                              4,877        10.79          4,511         10.79               0          10.80
AIM V.I. Value                     19,002         8.16          3,852          8.45               0          33.99
Fidelity VIP Growth                16,940         8.67         50,180          9.02               0          86.39
Fidelity VIP II Contrafund         27,664         9.44          6,479          9.67           7,784          31.63
Janus Aspen Global Technology       1,631         6.76            374          6.76               0           6.77
Janus Aspen Worldwide Growth       20,046         8.34          4,594          8.34               0           8.35
MFS New Discovery Series            3,260         9.62         13,139         10.04               0          17.36
Templeton International             1,311        10.29          1,862          9.82               0          25.15

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)

                                          VEP Class #13
                                  -----------------------------
                                  Accumulation   Accumulation
Subaccount                           Shares      Share Values
----------                        ------------  ---------------
Large Cap Growth                     44,609         $66.93
Active Bond                           6,930          31.22
International Equity Index           34,018          24.02
Small Cap Growth                     72,415          17.43
Global Balanced                       2,039          12.35
Mid Cap Growth                       71,199          23.33
Large Cap Value                      93,108          18.67
Money Market                        617,409          13.90
Mid Cap Value                        21,876          18.46
Small/Mid Cap Growth                 12,878          22.38
Real Estate Equity                    2,843          30.66
Growth & Income                      15,715          70.82
Managed                              39,750          46.88
Short-Term Bond                       8,469          14.51
Small Cap Equity                     29,596          11.47
International Opportunities          50,192          14.13
Equity Index                        169,868          21.43
Global Bond                           9,078          13.92
Turner Core Growth                        0          25.77
Brandes International Equity              0          18.18
Frontier Capital Appreciation             0          24.13
Clifton Enhanced U.S. Equity              0          15.98
Emerging Markets                     40,754           7.74
Bond Index                           20,722          11.68
Small/Mid Cap CORE                   30,854          11.38
High Yield Bond                      12,297           9.10
Large Cap Aggressive Growth           1,890           9.76
Fundamental Growth                    2,929          14.99
Core Bond                               973          10.70
American Leaders Large Cap Value        205          10.80
AIM V.I. Value                        5,506          33.99
Fidelity VIP Growth                   1,557          86.39
Fidelity VIP II Contrafund            7,022          31.63
Janus Aspen Global Technology         3,368           6.77
Janus Aspen Worldwide Growth          6,326           8.35
MFS New Discovery Series              8,502          17.36
Templeton International                 340          25.15

                  ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

Key Word or Phrase                                Page     Key Word or Phrase                                    Page
Account.........................................   29      monthly deduction date..............................   31
account value...................................    8      mortality and expense risk charge...................   10
Additional Sum Insured..........................   15      Option A; Option B..................................   15
attained age....................................   10      optional benefits charge............................   10
Basic Sum Insured...............................   15      owner...............................................    5
beneficiary.....................................   40      partial withdrawal..................................   14
business day....................................   30      partial withdrawal charge...........................   10
changing Option A or B..........................   16      payment options.....................................   17
changing the Total Sum Insured..................   16      Planned Premium.....................................    6
charges.........................................    9      policy anniversary..................................   31
Code............................................   36      policy year.........................................   31
cost of insurance rates.........................    9      premium; premium payment............................    5
date of issue...................................   31      premium sales charge................................    9
death benefit...................................    5      prospectus..........................................    3
deductions......................................    9      receive; receipt....................................   19
expenses of the Series Funds....................   10      reinstate; reinstatement............................    7
fixed investment option.........................   30      SEC.................................................    2
full surrender..................................   13      Separate Account S..................................   29
fund............................................    2      Series Funds........................................    2
grace period....................................    7      Servicing Office....................................    2
guaranteed death benefit feature................    7      special loan account................................   14
Guaranteed Death Benefit Premium................    7      subaccount..........................................   29
insurance charge................................    9      surrender...........................................    5
insured person..................................    5      surrender value.....................................   14
investment options..............................    1      Target Premium......................................    9
JHVLICO.........................................   29      tax considerations..................................   36
lapse...........................................    7      telephone transfers.................................   20
loan............................................   14      Total Sum Insured...................................   15
loan interest...................................   14      transfers of account value..........................   13
maximum premiums................................    6      variable investment options.........................    1
Minimum Initial Premium.........................   30      we; us..............................................   29
minimum insurance amount........................   15      withdrawal..........................................   14
minimum premiums................................    6      withdrawal charges..................................   10
modified endowment contract.....................   37      you; your...........................................    5

                         Prospectus dated May 1, 2001

     ---------------------------------------------------------------------
                      MEDALLION EXECUTIVE VARIABLE LIFE III
     ---------------------------------------------------------------------
                a flexible premium variable life insurance policy
                                    issued by
           JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")


     The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

-------------------------------------------------------------------------------------------------------------------
Variable Investment Option                                        Managed By
--------------------------                                        ----------
  Equity Index...............................................     SSgA Funds Management, Inc.
  Growth & Income............................................     Independence Investment LLC and Putnam Investment
                                                                   Management, LLC
  Large Cap Value............................................     T. Rowe Price Associates, Inc.
  Large Cap Value CORE(SM)...................................     Goldman Sachs Asset Management
  Large Cap Growth...........................................     Independence Investment LLC
  Large Cap Aggressive Growth................................     Alliance Capital Management L.P.
  Large/Mid Cap Value........................................     Wellington Management Company, LLP
  Fundamental Growth.........................................     Putnam Investment Management, LLC
  Mid Cap Growth.............................................     Janus Capital Corporation
  Small/Mid Cap CORE(SM).....................................     Goldman Sachs Asset Management
  Small/Mid Cap Growth.......................................     Wellington Management Company, LLP
  Small Cap Equity...........................................     Capital Guardian Trust Company
  Small Cap Value............................................     T. Rowe Price Associates, Inc.
  Small Cap Growth...........................................     John Hancock Advisers, Inc.
  V.A. Relative Value........................................     John Hancock Advisers, Inc.
  AIM V.I. Value.............................................     A I M Advisors, Inc.
  AIM V.I. Growth............................................     A I M Advisors, Inc.
  Fidelity VIP Growth........................................     Fidelity Management and Research Company
  Fidelity VIP Contrafund(R)...............................     Fidelity Management and Research Company
  MFS Investors Growth Stock.................................     MFS Investment Management(R)
  MFS Research...............................................     MFS Investment Management(R)
  MFS New Discovery..........................................     MFS Investment Management(R)
  International Equity Index.................................     Independence Investment LLC
  International Opportunities................................     T. Rowe Price International, Inc.
  International Equity.......................................     Goldman Sachs Asset Management
  Emerging Markets Equity....................................     Morgan Stanley Dean Witter Investment Management Inc.
  Janus Aspen Worldwide Growth...............................     Janus Capital Corporation
  Real Estate Equity.........................................     Independence Investment LLC and Morgan Stanley Dean
                                                                   Witter Investment Management Inc.
  Health Sciences............................................     John Hancock Advisers, Inc.
  V.A. Financial Industries..................................     John Hancock Advisers, Inc.
  Janus Aspen Global Technology..............................     Janus Capital Corporation
  Managed....................................................     Independence Investment LLC and Capital Guardian Trust
                                                                  Company
  Global Balanced............................................     Capital Guardian Trust Company
  Short-Term Bond............................................     Independence Investment LLC
  Bond Index.................................................     Mellon Bond Associates, LLP
  Active Bond................................................     John Hancock Advisers, Inc.
  V.A. Strategic Income......................................     John Hancock Advisers, Inc.
  High Yield Bond............................................     Wellington Management Company, LLP
  Global Bond................................................     Capital Guardian Trust Company
  Money Market...............................................     Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, the AIM Variable Insurance Funds, Inc., Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares), and the Janus Aspen Series (Service Shares Class) (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

  Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                             * * * * * * * * * * * *

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             * * * * * * * * * * * *

                          JHVLICO Life Servicing Office
                          -----------------------------

                     Express Delivery               U.S. Mail
                     ----------------               ---------
                  529 Main Street (X-4)            P.O. Box 111
                  Charlestown, MA 02129          Boston, MA 02117

                             Phone: 1-800-732-5543

                              Fax: 1-617-886-3048

                            GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 22.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not
                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 29.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account S. These start on page 43.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 128.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

                                    **********

                                BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy.



Question                                                         Beginning on page
--------                                                         -----------------
 .What is the policy?............................................        5
 .Who owns the policy?...........................................        5
 .How can I invest money in the policy?..........................        5
 .Is there a minimum amount I must invest?.......................        6
 .How will the value of my investment in the policy change
 over time?.....................................................        8
 .What charges will JHVLICO deduct from my investment in
 the policy?....................................................        8
 .What charges will the Series Funds deduct from my
 investment in the policy?......................................       10
 .What other charges could JHVLICO impose in the future?.........       12
 .How can I change my policy's investment allocations?...........       13
 .How can I access my investment in the policy?..................       13
 .How much will JHVLICO pay when the insured person dies?........       15
 .What optional rider benefits can I choose?.....................       16
 .How can I change my policy's insurance coverage?...............       17
 .Can I cancel my policy after it's issued?......................       17
 .Can I choose the form in which JHVLICO pays out policy
 proceeds?......................................................       18
 .To what extent can JHVLICO vary the terms and conditions
 of its policies in particular cases?...........................       19
 .How will my policy be treated for income tax purposes?.........       19
 .How do I communicate with JHVLICO?.............................       19

What is the policy?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow or withdraw amounts you have in the investment options

     . Change the beneficiary who will receive the death benefit

     . Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

Most of these options are subject to limits that are explained later in this prospectus.

Who owns the policy?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

How can I invest money in the policy?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

  Each premium payment must be at least $50.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. More discussion of these tax law requirements begins on page 37. Also, we may refuse to accept any amount of an additional premium if:

     . that amount of premium would increase our insurance risk exposure, and

     . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed death benefit feature from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company, or

     . if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

 Is there a minimum amount I must invest?

Planned Premiums

  The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed death benefit feature" below).

Lapse and reinstatement

   Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed death benefit feature is not in effect, the entire policy can lapse. In either case, if the
           ---
policy's surrender value is not sufficient to pay the charges on a quarterly processing date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 3 years from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan. (The "quarterly processing dates" are every third monthly deduction date. The term "monthly deduction date" is defined on page 32 under "Procedures for issuance of a policy".)

Guaranteed death benefit feature

   This feature guarantees that your Basic Sum Insured will not lapse during the first 5 policy years, regardless of adverse investment performance, if on each quarterly processing date during that 5 year period the amount of cumulative premiums you have paid (less all withdrawals from the policy and all outstanding loans) equals or exceeds the sum of all Guaranteed Death Benefit Premiums due to date. The annual Guaranteed Death Benefit Premium (or "GDB Premium) is defined in the policy and one-twelfth of that amount is "due" on each monthly deduction date. If the Guaranteed Death Benefit test is not satisfied on any quarterly processing date, the guaranteed death benefit feature will not be "in effect" on that quarterly processing date.

  No GDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 15).

  The guaranteed death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How much will
     ---
JHVLICO pay when the insured person dies?" on page 15).

  If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

 How will the value of my investment in the policy change over time?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 32.)

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be
                                                                         ---
subject to the asset-based risk charge described on page 9. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all withdrawals you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed on page 34.

 What charges will JHVLICO deduct from my investment in the policy?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently
   --------------------
  expect to pay, on average. This charge is currently 1.60% of each premium. We guarantee that this charge will never exceed 2.35% of each premium.

 . DAC tax charge - A charge to cover the increased Federal income tax
   --------------
  burden that we currently expect will result from receipt of premiums. This charge is currently 1.0% of each premium. We guarantee that this charge will never exceed 1.25% of each premium.

 . Premium sales charge - A charge to help defray our sales costs. The
   --------------------
   current charge is a percentage of a certain portion of the premium you pay. The percentage is currently 3% in policy years 1 through 10 and will never exceed 7% in any of those policy years. We currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed. Because policies of this type were first offered for sale in 1999, no termination of this charge has yet occurred. In no event will this charge exceed 3% after the 10th policy year. The portion of each year's premium that is currently subject to the charge is called the "Target Premium". It's determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy. We currently impose no sales charge on premiums in excess of the Target Premium. However, we reserve the right to impose a charge of up to 3% of such excess premiums paid in any policy year.

 . Optional enhanced cash value rider charge - A charge to cover the cost of
   -----------------------------------------
  this rider, if elected, equal to 1% of premium paid in the first policy year that does not exceed the Target Premium.

Deductions from account value

 . Maintenance charge - A monthly charge to help defray our administrative
   --------------------
   costs. This is a flat dollar charge of up to $15 (currently $10). We currently intend to stop making this charge after the 20th policy year, but this is not guaranteed.

 . Insurance charge - A monthly charge for the cost of insurance. To
   ----------------
   determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.

 . Extra mortality charge - A monthly charge specified in your policy for
   ----------------------
   additional mortality risk if the insured person is subject to certain types of special insurance risk.

 . Asset-based risk charge - A monthly charge for mortality and expense
   -----------------------
   risks we assume. The charge is a percentage of that portion of your account value allocated to variable investment options. The current percentages are .0501% for policy years 1 - 10, .0292% for policy years 11 - 20, and .0125% thereafter. These percentages equate to effective annual rates of .60%, .35% and .15%, respectively. The reductions after 10 and 20 years have not occurred yet under any policy, since no policy has yet been outstanding for 10 years. We guarantee that this charge will never exceed .0753% of that portion of your account value allocated to variable investment options. This percentage equates to an effective annual rate of .90%. This charge does not apply to the fixed investment option.

 . Optional benefits charge - Monthly charges for any optional insurance
   --------------------------
   benefits added to the policy by means of a rider (other than the enhanced cash value rider). We currently do not offer any rider for which such a charge is made, but we may offer such riders in the future.

 . Partial withdrawal charge - A charge for each partial withdrawal of
   -------------------------
   account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

 What charges will the Series Funds deduct from my investment in the policy?

   The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

   The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2000, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                         -------------  Total Fund
                                                                                                          Total Fund     Operating
                                                           Investment  Distribution and  Other Operating  Operating      Expenses
                                                           Management      Service        Expenses With  Expenses With    Absent
Fund Name                                                      Fee       (12b-1) Fees     Reimbursement  Reimbursement Reimburseme
---------                                                  ----------  ----------------  -------------- -------------- -----------
John Hancock Variable Series Trust I    (Note 1):
Equity Index............................................     0.13%           N/A              0.06%           0.19%         0.19%
Growth & Income.........................................     0.68%           N/A              0.08%           0.76%         0.76%
Large Cap Value.........................................     0.75%           N/A              0.05%           0.80%         0.80%
Large Cap Value CORE(SM)................................     0.75%           N/A              0.10%           0.85%         1.09%
Large Cap Growth........................................     0.36%           N/A              0.10%           0.46%         0.46%
Large Cap Aggressive Growth.............................     0.90%           N/A              0.10%           1.00%         1.05%
Large/Mid Cap Value.....................................     0.95%           N/A              0.10%           1.05%         1.36%
Fundamental Growth*.....................................     0.90%           N/A              0.10%           1.00%         1.04%
Mid Cap Growth..........................................     0.81%           N/A              0.04%           0.85%         0.85%
Small/Mid Cap CORE(SM)..................................     0.80%           N/A              0.10%           0.90%         1.23%
Small/Mid Cap Growth....................................     0.75%           N/A              0.10%           0.85%         0.85%
Small Cap Equity*.......................................     0.90%           N/A              0.10%           1.00%         1.03%
Small Cap Value*........................................     0.95%           N/A              0.10%           1.05%         1.29%
Small Cap Growth........................................     0.75%           N/A              0.07%           0.82%         0.82%
International Equity Index .............................     0.18%           N/A              0.10%           0.28%         0.37%
International Opportunities.............................     0.83%           N/A              0.10%           0.93%         1.09%
                                                                                                         -------------

                                                                                                         -------------
                                                                                                                         Total Fund
                                                                                                          Total Fund     Operating
                                                         Investment    Distribution and  Other Operating   Operating      Expenses
                                                         Management        Service        Expenses With  Expenses With     Absent
Fund Name                                                    Fee         (12b-1) Fees     Reimbursement  Reimbursement Reimbursement
---------                                                ----------    ----------------  --------------- ------------- -------------
International Equity.................................        1.00%           N/A             0.10%            1.10%         1.76%
Emerging Markets Equity..............................        1.22%           N/A             0.10%            1.32%         2.49%
Real Estate Equity...................................        1.01%           N/A             0.09%            1.10%         1.10%
Health Sciences......................................        1.00%           N/A             0.10%            1.10%         1.10%
Managed..............................................        0.66%           N/A             0.09%            0.75%         0.75%
Global Balanced......................................        1.05%           N/A             0.10%            1.15%         1.44%
Short-Term Bond......................................        0.30%           N/A             0.06%            0.36%         0.36%
Bond Index...........................................        0.15%           N/A             0.10%            0.25%         0.27%
Active Bond..........................................        0.62%           N/A             0.10%            0.72%         0.74%
High Yield Bond......................................        0.65%           N/A             0.10%            0.75%         0.87%
Global Bond..........................................        0.85%           N/A              010%            0.95%         1.05%
Money Market.........................................        0.25%           N/A             0.04%            0.29%         0.29%

John Hancock Declaration Trust
  (Note 2):
V.A. Relative Value..................................        0.60%           N/A             0.19%            0.79%         0.79%
V.A. Financial Industries............................        0.80%           N/A             0.10%            0.90%         0.90%
V.A. Strategic Income................................        0.60%           N/A             0.16%            0.76%         0.76%

AIM Variable Insurance Funds:
AIM V.I. Value.......................................        0.61%           N/A             0.23%            0.84%         0.84%
AIM V.I. Growth......................................        0.61%           N/A             0.22%            0.83%         0.83%

Variable Insurance Products Fund
  - Service Class  (Note 3):
Fidelity VIP Growth..................................        0.57%          0.10%            0.09%            0.76%         0.76%

Variable Insurance Products Fund
  II - Service Class (Note 3):
Fidelity VIP Contrafund(R)...........................        0.57%          0.10%            0.09%            0.76%         0.76%

MFS Variable Insurance Trust -
  Initial Class Shares (Note 4):
MFS Investors Growth Stock*..........................        0.75%          0.00%            0.16%            0.91%         0.92%
MFS Research.........................................        0.75%          0.00%            0.10%            0.85%         0.85%
MFS New Discovery....................................        0.90%          0.00%            0.16%            1.06%         1.09%

Janus Aspen Series - Service Shares
   Class  (Note 5):
Janus Aspen Worldwide Growth.........................        0.65%          0.25%            0.05%            0.95%         0.95%
Janus Aspen Global Technology........................        0.65%          0.25%            0.04%            0.94%         0.94%
                                                                                                         -------------

Notes To Fund Expense Table

  (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Health Sciences Fund are estimates because the fund was not in operation in 2000. Percentages shown for the Growth & Income, Fundamental Growth, Small Cap Equity, Real Estate Equity, Managed, Global Balanced, Active Bond and Global Bond funds are calculated as if the current management fee schedules, which apply to these funds effective November 1, 2000, were in effect for all of 2000. Percentages shown for the Small Cap Value and Large Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

  * Fundamental Growth was formerly "Fundamental Mid Cap Growth," Small Cap Equity was formerly "Small Cap Value," and Small Cap Value was formerly "Small/Mid Cap Value."

  (2) Percentages shown for John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.

  (3) Actual annual class operating expenses were lower for each of the Fidelity VIP funds shown because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. See the accompanying prospectus of the fund for details.

  (4) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, total Fund Operating Expenses with Reimbursement would equal 0.90% for MFS Investors Growth Stock, 0.84% for MFS Research and 1.05% for MFS New Discovery. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed, subject to reimbursement, to bear expenses for the MFS Investors Growth Stock and New Discovery funds, such that the funds' "Other Expenses" (after taking into account the expense offset arrangement describe above) do not exceed 0.15% for Investors Growth Stock and 0.15% for New Discovery of the average daily net assets during the current fiscal year.

  *   MFS Investors Growth Stock was formerly "MFS Growth."

  (5) Percentages shown forJanus Aspen funds are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Worldwide Growth fund. Expenses are shown without the effect of any expense offset arrangement.

 What other charges could JHVLICO impose in the future?

  Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

How can I change my policy's investment allocations?

Future premium payments

   At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

   You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

   Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to:

 . impose limits on the number and frequency of transfers into and out of variable investment options,

 . impose a limit of not less than 12 on the number of such transfers in any policy year, and

 . impose a charge of up to $25 on each such transfer in excess of a yearly limit of not less than 12.

   Transfers out of the fixed investment option are currently subject to the following restrictions:

 .  You can only make such a transfer once in each policy year.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

We reserve the right to impose limits on:

 .  the minimum amount of each transfer out of the fixed investment option, and

 . the maximum amount of any transfer into the fixed investment option after the second policy year.

How can I access my investment in the policy?

Full surrender

   You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

     You may make a partial withdrawal of your surrender value at any time. Generally, each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 9). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $100,000 or the policy's Basic Sum Insured to fall below $20,000. Because it reduces the account value, any partial withdrawal will reduce your death benefit under either Option A or Option B (see "How much will JHVLICO pay when the insured person dies?" on page 15). Under Option A, such a partial withdrawal may also reduce the Total Sum Insured. This will happen only if the minimum insurance amount under Option A is equal to or less than the Total Sum Insured. Any such reduction in the Total Sum Insured will be implemented by first reducing any Additional Sum Insured then in effect. The Basic Sum Insured will be reduced only after the Additional Sum Insured has been reduced to zero. If such a reduction in Total Sum Insured would cause the policy to fail the Internal Revenue Code's definition of life insurance, we will not permit the partial withdrawal.

Policy loans

     You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The maximum amount you can borrow is determined as follows:

      .  We first determine the surrender value of your policy.

      . We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.

      . We then multiply the resulting amount by .75% in policy years 1 through 10, .50% in policy years 11 through 20, and .25% thereafter.

      .  We then subtract the third item above from the second item above.

     The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 10 policy years, 4.50% in policy years 11 through 20, and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

      . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

      . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How much will JHVLICO pay when the insured person dies?

     In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it generally cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 32.

     When the insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit. You choose which one you want in the application. The two death benefit options are:

      . Option A - The death benefit will equal the greater of (1) the Total Sum
        Insured or (2) the minimum insurance amount (as described below).

      . Option B - The death benefit will equal the greater of (1) the Total Sum
        Insured plus your policy's account value on the date of death, or (2) the minimum insurance amount.

     For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.

The minimum insurance amount

     In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law - - the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the Option A death benefit, you must also elect which test you wish to have applied. If you elect the Option B death benefit, the guideline premium and cash value corridor test will automatically be applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "corridor factor" applicable on that date. The corridor factors are derived by applying the guideline premium and cash value corridor test. The corridor factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. A table showing the factor for each age will appear in the policy. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "death benefit factor" applicable on that date. The death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

     As noted above, you have to elect which test will be applied if you elect the Option A death benefit. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 37). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

When the insured person reaches 100

     On the policy anniversary nearest the insured person's 100th birthday, the death benefit will become equal to the account value on the date of death. Death benefit Options A and B (as described above) will cease to apply. Also, we will stop deducting any monthly charges (other than the asset-based risk charge) and will stop accepting any premium payments.

What optional rider benefits can I choose?

Optional enhanced cash value rider

     If you surrender the policy at any time during the first 7 policy years and this rider is then in effect, we will pay an Enhanced Cash Value Benefit. The Benefit is paid in addition to the policy surrender value. The Benefit is equal to a percentage of total premiums paid less cumulative partial withdrawals. The percentage used in each policy year will be specified in the policy. Also, if you die during the first 7 policy years and the rider is in effect, we will increase the policy's account value by the amount of the Benefit in determining the death benefit payable. Since the rider may increase the amount of insurance for which we are at risk, it may increase the amount of the insurance charge described on page 9. The maximum amount you may borrow from the policy or withdraw from the policy through partial withdrawals is not effected by this rider. This rider can only be elected at the time of application for the policy. As of the date of this prospectus, the rider described above was not yet available in all states. Therefore, depending on your policy's state of issue, you may be offered an older version of the rider with different terms than those described above.

Other riders

     We currently offer no other optional riders, but we may do so in the future.

How can I change my policy's insurance coverage?

Increase in coverage

     You may request an increase in the Additional Sum Insured at any time. Generally, each such increase must be at least $50,000. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 34.

Decrease in coverage

     After the first policy year, you may request a reduction in the Total Sum Insured at any time, but only if:

       . the remaining Basic Sum Insured will be at least $20,000,

       . the remaining Total Sum Insured will be at least $100,000, and

       . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

     As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 34.

Change of death benefit option

     As of any policy anniversary, you may change your coverage from death benefit Option A to Option B or vice-versa, but only if there is no change in the Federal tax law test used to determine the minimum insurance amount. If you change from Option A to Option B, we will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

Tax consequences

     Please read "Tax considerations" starting on page 37 to learn about possible tax consequences of changing your insurance coverage under the policy.

Can I cancel my policy after it's issued?

  You have the right to cancel your policy within 10 days (or longer in some states) after you receive it. This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to:

     .  JHVLICO at one of the addresses shown on page 2, or

     .  the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

Can I choose the form in which JHVLICO pays out policy proceeds?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     .  Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     .  Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     .  Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 35. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

How will my policy be treated for income tax purposes?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 37.

How do I communicate with JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 2.

  Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

     . surrenders or partial withdrawals

     . change of death benefit option

     . increase or decrease in Total Sum Insured

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

  The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone Transactions" below):

     . loans

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

  You should mail or express all written requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 2. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

               ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 45 year old male nontobacco underwriting risk when the policy is issued.

  Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the intended waiver of the premium sales charge after the tenth policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that no Additional Sum Insured or optional rider benefits have been elected.

  With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .72%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .10%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Current Charges


                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            5,931        100,000  100,000  100,000   5,138   5,450     5,761
   2           12,159        100,000  100,000  100,000  10,068  11,006    11,981
   3           18,699        100,000  100,000  100,000  14,900  16,784    18,821
   4           25,565        100,000  100,000  100,000  19,651  22,813    26,367
   5           32,775        100,000  100,000  100,000  20,921  25,498    30,884
   6           40,345        100,000  100,000  100,000  20,295  26,319    33,782
   7           48,294        100,000  100,000  100,000  19,649  27,154    36,967
   8           50,709        100,000  100,000  100,000  18,982  28,003    40,471
   9           53,244        100,000  100,000  100,000  18,319  28,890    44,351
  10           55,906        100,000  100,000  100,000  17,659  29,816    48,647
  11           58,702        100,000  100,000  100,000  17,017  30,837    53,521
  12           61,637        100,000  100,000  100,000  16,341  31,878    58,915
  13           64,718        100,000  100,000  100,000  15,621  32,932    64,888
  14           67,954        100,000  100,000  100,000  14,861  34,006    71,514
  15           71,352        100,000  100,000  102,526  14,061  35,101    78,866
  16           74,920        100,000  100,000  111,363  13,225  36,225    87,002
  17           78,666        100,000  100,000  120,938  12,326  37,359    95,983
  18           82,599        100,000  100,000  131,310  11,358  38,503   105,895
  19           86,729        100,000  100,000  142,542  10,313  39,654   116,838
  20           91,065        100,000  100,000  154,702   9,180  40,809   128,919
  25           95,619        100,000  100,000  246,063   2,964  48,083   213,968
  30          100,400             **  100,000  373,200      **  56,035   355,429
  35          105,420             **  100,000  621,571      **  64,547   591,973

  ____________________________________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Maximum Charges

                                  Death Benefits            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            5,931        100,000  100,000  100,000   4,579   4,871     5,164
   2           12,159        100,000  100,000  100,000   8,844   9,699    10,589
   3           18,699        100,000  100,000  100,000  13,021  14,718    16,555
   4           25,565        100,000  100,000  100,000  17,115  19,941    23,123
   5           32,775        100,000  100,000  100,000  17,888  21,946    26,735
   6           40,345        100,000  100,000  100,000  16,854  22,144    28,728
   7           48,294        100,000  100,000  100,000  15,781  22,306    30,893
   8           50,709        100,000  100,000  100,000  14,663  22,422    33,245
   9           53,244        100,000  100,000  100,000  13,491  22,484    35,804
  10           55,906        100,000  100,000  100,000  12,255  22,481    38,588
  11           58,702        100,000  100,000  100,000  10,948  22,405    41,624
  12           61,637        100,000  100,000  100,000   9,560  22,245    44,942
  13           64,718        100,000  100,000  100,000   8,085  21,994    48,577
  14           67,954        100,000  100,000  100,000   6,515  21,639    52,571
  15           71,352        100,000  100,000  100,000   4,838  21,167    56,970
  16           74,920        100,000  100,000  100,000   3,038  20,561    61,828
  17           78,666        100,000  100,000  100,000   1,095  19,796    67,208
  18           82,599             **  100,000  100,000      **  18,846    73,181
  19           86,729             **  100,000  100,000      **  17,676    79,837
  20           91,065             **  100,000  104,681      **  16,249    87,234
  25           95,619             **  100,000  156,417      **   3,637   136,015
  30          100,400             **       **  223,681      **      **   213,030
  35          105,420             **       **  353,172      **      **   336,354

  ____________________________________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Current Charges

                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            5,931        105,138  105,450  105,761   5,138   5,450     5,761
   2           12,159        110,053  110,989  111,962  10,053  10,989    11,962
   3           18,699        114,855  116,733  118,763  14,855  16,733    18,763
   4           25,565        119,563  122,709  126,245  19,563  22,709    26,245
   5           32,775        124,192  128,940  134,492  24,192  28,940    34,492
   6           40,345        128,722  135,418  143,562  28,722  35,418    43,562
   7           48,294        133,154  142,152  153,541  33,154  42,152    53,541
   8           50,709        132,231  143,580  158,634  32,231  43,580    58,634
   9           53,244        131,317  145,069  164,254  31,317  45,069    64,254
  10           55,906        130,411  146,618  170,452  30,411  46,618    70,452
  11           58,702        129,554  148,320  177,450  29,554  48,320    77,450
  12           61,637        128,659  150,054  185,146  28,659  50,054    85,146
  13           64,718        127,717  151,810  193,603  27,717  51,810    93,603
  14           67,954        126,733  153,596  202,908  26,733  53,596   102,908
  15           71,352        125,709  155,413  213,153  25,709  55,413   113,153
  16           74,920        124,650  157,269  224,443  24,650  57,269   124,443
  17           78,666        123,526  159,133  236,858  23,526  59,133   136,858
  18           82,599        122,332  161,000  250,513  22,332  61,000   150,513
  19           86,729        121,063  162,864  265,532  21,063  62,864   165,532
  20           91,065        119,708  164,713  282,049  19,708  64,713   182,049
  25           95,619        112,622  175,402  397,425  12,622  75,402   297,425
  30          100,400        102,463  185,123  586,623   2,463  85,123   486,623
  35          105,420             **  191,108  896,852      **  91,108   796,852

  ____________________________________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Nontobacco Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Maximum Charges



                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        104,557  104,848  105,139   4,557   4,848     5,139
   2           12,159        108,777  109,625  110,508   8,777   9,625    10,508
   3           18,699        112,885  114,561  116,376  12,885  14,561    16,376
   4           25,565        116,881  119,661  122,792  16,881  19,661    22,792
   5           32,775        120,761  124,925  129,804  20,761  24,925    29,804
   6           40,345        124,526  130,359  137,470  24,526  30,359    37,470
   7           48,294        128,167  135,959  145,847  28,167  35,959    45,847
   8           50,709        126,717  136,465  149,439  26,717  36,465    49,439
   9           53,244        125,217  136,914  153,314  25,217  36,914    53,314
  10           55,906        123,658  137,295  157,489  23,658  37,295    57,489
  11           58,702        122,034  137,599  161,988  22,034  37,599    61,988
  12           61,637        120,340  137,813  166,836  20,340  37,813    66,836
  13           64,718        118,572  137,929  172,063  18,572  37,929    72,063
  14           67,954        116,724  137,937  177,700  16,724  37,937    77,700
  15           71,352        114,790  137,823  183,780  14,790  37,823    83,780
  16           74,920        112,757  137,569  190,332  12,757  37,569    90,332
  17           78,666        110,613  137,154  197,389  10,613  37,154    97,389
  18           82,599        108,339  136,549  204,982   8,339  36,549   104,982
  19           86,729        105,916  135,725  213,139   5,916  35,725   113,139
  20           91,065        103,325  134,650  221,896   3,325  34,650   121,896
  25           95,619             **  124,434  276,248      **  24,434   176,248
  30          100,400             **  101,831  352,586      **   1,831   252,586
  35          105,420             **       **  456,400      **      **   356,400

 -------------------------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
**   Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. the death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Maximum Charges



                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ---------
   1            5,931        100,000  100,000  100,000   5,138    5,450     5,761
   2           12,159        100,000  100,000  100,000  10,068   11,006    11,981
   3           18,699        100,000  100,000  100,000  14,900   16,784    18,821
   4           25,565        100,000  100,000  100,000  19,651   22,813    26,367
   5           32,775        100,000  100,000  100,000  24,336   29,118    34,709
   6           40,345        100,000  100,000  105,419  28,942   35,700    43,910
   7           48,294        100,000  100,000  125,946  33,473   42,574    54,015
   8           50,709        100,000  100,055  134,214  32,657   44,167    59,245
   9           53,244        100,000  100,918  143,137  31,847   45,832    65,006
  10           55,906        100,000  101,861  152,774  31,041   47,572    71,350
  11           58,702        100,000  103,104  163,532  30,295   49,495    78,504
  12           61,637        100,000  104,388  175,101  29,521   51,486    86,363
  13           64,718        100,000  105,704  187,523  28,711   53,543    94,987
  14           67,954        100,000  107,058  200,873  27,869   55,672   104,458
  15           71,352        100,000  108,466  215,253  26,994   57,879   114,863
  16           74,920        100,000  109,928  230,740  26,091   60,172   126,302
  17           78,666        100,000  111,432  247,394  25,134   62,539   138,845
  18           82,599        100,000  112,985  265,318  24,119   64,982   152,596
  19           86,729        100,000  114,596  284,633  23,039   67,504   167,668
  20           91,065        100,000  116,263  305,442  21,883   70,105   184,179
  25           95,619        100,000  128,171  443,429  15,853   86,136   298,003
  30          100,400        100,000  142,634  649,837   6,609  105,296   479,726
  35          105,420             **  160,676  964,002      **  127,927   767,517

 -------------------------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
**   Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. the death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $100,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Maximum Charges



                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   4,579   4,871     5,164
   2           12,159        100,000  100,000  100,000   8,844   9,699    10,589
   3           18,699        100,000  100,000  100,000  13,021  14,718    16,555
   4           25,565        100,000  100,000  100,000  17,115  19,941    23,123
   5           32,775        100,000  100,000  100,000  21,125  25,377    30,360
   6           40,345        100,000  100,000  100,000  25,054  31,040    38,342
   7           48,294        100,000  100,000  109,801  28,901  36,942    47,091
   8           50,709        100,000  100,000  115,763  27,662  37,793    51,101
   9           53,244        100,000  100,000  122,083  26,379  38,639    55,444
  10           55,906        100,000  100,000  128,782  25,044  39,475    60,145
  11           58,702        100,000  100,000  135,879  23,651  40,297    65,229
  12           61,637        100,000  100,000  143,398  22,190  41,102    70,726
  13           64,718        100,000  100,000  151,361  20,657  41,888    76,669
  14           67,954        100,000  100,000  159,788  19,041  42,651    83,093
  15           71,352        100,000  100,000  168,726  17,335  43,387    90,035
  16           74,920        100,000  100,000  178,178  15,521  44,088    97,530
  17           78,666        100,000  100,000  188,186  13,583  44,745   105,616
  18           82,599        100,000  100,000  198,783  11,498  45,348   114,329
  19           86,729        100,000  100,000  210,001   9,238  45,881   123,705
  20           91,065        100,000  100,000  221,868   6,773  46,330   133,784
  25           95,619             **  100,000  292,398      **  46,771   196,504
  30          100,400             **  100,000  385,846      **  41,363   284,841
  35          105,420             **  100,000  509,463      **  19,715   405,623

 -------------------------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
**   Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. the death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

                            ADDITIONAL INFORMATION

     This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 21.


Contents of this section                                    Beginning on page
------------------------                                    -----------------
Description of JHVLICO....................................         30
How we support the policy and investment options..........         30
Procedures for issuance of a policy.......................         31
Basic Sum Insured vs. Additional Sum Insured..............         32
Commencement of investment performance....................         32
How we process certain policy transactions................         33
Effects of policy loans...................................         34
Additional information about how certain policy charges
work......................................................         34
How we market the policies................................         35
Tax considerations........................................         37
Reports that you will receive.............................         38
Voting privileges that you will have......................         39
Changes that JHVLICO can make as to your policy...........         39
Adjustments we make to death benefits.....................         40
When we pay policy proceeds...............................         40
Other details about exercising rights and paying benefits.         40
Legal matters.............................................         41
Registration statement filed with the SEC.................         41
Accounting and actuarial experts..........................         41
Financial statements of JHVLICO and the Account...........         41
List of Directors and Executive Officers of JHVLICO.......         42

Description of JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2000, John Hancock's assets were approximately $88 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

How we support the policy and investment options

Separate Account S

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account S (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of one of the Series Funds. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

  We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Procedures for issuance of a policy

  Generally, the policy is available with a minimum Total Sum Insured at issue of $100,000 and a minimum Basic Sum Insured at issue of $20,000. At the time of issue, the insured person must have an attained age of at least 20 and no more than 80. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary coverage prior to policy delivery" on page 32).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

Basic Sum Insured vs. Additional Sum Insured

  As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The amount of sales charge deducted from premiums and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed death benefit feature.

  Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

  Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 37).

Commencement of investment performance

  Any premium payment processed prior to the twentieth day after the policy's date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

  All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

How we process certain policy transactions

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of any investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  The following transactions take effect on the monthly deduction date on or next following the date we approve your request:

 . Total Sum Insured decreases.

 . Reinstatements of lapsed policies.

  The following transactions take effect on the policy anniversary on or next following the date we approve your request:

 . Additional Sum Insured increases.

 . Change of death benefit Option from A to B.

  A change from Option B to Option A is effective on the policy anniversary on or next following the date we receive the request.

  We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

Effects of policy loans

  The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan equals or exceeds the account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 37).

Additional information about how certain policy charges work

Sales expenses and related charges

  The premium sales charges help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 35.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time.

For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $8,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $4,000. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 37.)

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

How we market the policies

  John Hancock Funds, Inc. ("JHFI") and Signator Investors, Inc.("Signator") act as principal distributors of the policies sold through this prospectus.
 JHFI and Signator are each registered as a broker-dealer under the Securities Exchange Act of 1934, and each is a member of the National Association of Securities Dealers, Inc. JHFI's address is 101 Huntington Avenue, Boston, Massachusetts 02199. Signator's address is 200 Clarendon Street, John Hancock Place, Boston, Massachusetts 02117. JHFI and Signator are subsidiaries of John Hancock.

  You can purchase a policy through representatives of broker-dealers and certain financial institutions who have entered into selling agreements with JHFI and us, or with Signator and us. We pay compensation to these broker-dealers for promoting, marketing and selling our products through their representatives who are authorized by applicable law to sell variable life insurance polices. In turn, the broker-dealers pay a portion of the compensation to these representatives, under their own arrangements. The most common schedule of gross commissions (inclusive of overrides and expense allowance payments paid to such broker-dealers and financial institutions and assuming no election of the optional enhanced cash value rider) is as follows:

 . 21.25% of first year premiums paid up to the Target Premium plus 4.55% of any excess premium payments,
 . 10% of all premium payments paid in each of policy years 2 through 4 up to the Target Premium plus 3% of any excess premium payments, . 3% of all premium payments paid in policy years 5 through 10, and . 0.15% of end-of-year account value less policy loans in policy year 2 and thereafter.

  In situations where the broker dealer provides some or all of the additional marketing services required, we may pay an additional gross first year commission of up to 20% of premiums paid up to the Target Premium. In such instances, we may also pay an additional gross renewal commission. The additional gross renewal commission would not be expected to exceed 0.10% of account value less policy loans in policy years 2 and thereafter. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions.

  Signator also pays its branch office principals, who are also independent general agents of ours, for sales of the policies to Signator customers. In turn, the branch office principals pay a portion of their compensation to their assigned marketing representatives, under their own arrangments. The most common schedule of gross commission (inclusive of overrides and expense allowance payments paid to such branch office principals and assuming no election of the optional enhanced cash value rider) is as follows:

 . 21% of the Target Premium paid in the first policy year, 9% of the Target
  Premium paid in each of policy years 2 through 4, and 2.25% of the Target Premium paid in each policy year thereafter,
 . 4.8% of any premium paid in the first policy year in excess of the Target
  Premium,
 . 2.25 to 2.50% of any premium paid in any other policy year in excess of the Target Premium, and
 . 0.14% of end-of-year account value less policy loans in policy year 2 and thereafter.

  Representatives who meet certain productivity and persistency standards may be eligible for additional compensation. From time to time, JHFI and Signator, at their expense, may provide significant additional amounts to financial services firms which sell or arrange for the sale of the policies. Such amounts may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, and/or other events or activities sponsored by the financial services firms.

   We offer these contracts on a continuous basis, but neither JHFI nor Signator is obligated to sell any particular amount of policies. JHFI and Signator also serve as principal underwriters for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for the John Hancock Variable Series Trust I, and JHFI is the principal underwriter for the John Hancock Declaration Trust.

  We reimburse JHFI and Signator for certain direct and indirect expenses actually incurred in connection with the marketing of these contracts. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

Tax considerations

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

  Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Reports that you will receive

  At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

  Semiannually we will send you a report containing the financial statements of the Series Funds, including a list of securities held in each fund.

Voting privileges that you will have

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of a Series Fund which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Fund's shareholders in accordance with instructions received from owners of such policies. Shares of the Series Fund held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

Changes that JHVLICO can make as to your policy

Changes relating to a Series Fund or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

Adjustments we make to death benefits

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

When we pay policy proceeds

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Other details about exercising rights and paying benefits

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Legal matters

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

Registration statement filed with the SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

Accounting and actuarial experts

  The financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Todd G. Engelsen, F.S.A., Vice President and Illustration Actuary of JHVLICO and Second Vice President of John Hancock.

Financial statements of JHVLICO and the Account

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

              List of Directors and Executive Officers of JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors and Executive Officers                  Principal Occupations
--------------------------------                  ---------------------
David F. D'Alessandro.........................    Chairman of the Board of JHVLICO; President and Chief Executive Officer, John
                                                  Hancock Life Insurance Company.
Michele G. Van Leer...........................    Vice Chairman of the Board and President of JHVLICO; Senior Vice President, John
                                                  Hancock Life Insurance Company.
Ronald J. Bocage..............................    Director, Vice President and Counsel of JHVLICO; Vice President and Counsel, John
                                                  Hancock Life Insurance Company.
Bruce M. Jones................................    Director and Vice President of JHVLICO; Vice President, John Hancock Life
                                                  Insurance Company.
Thomas J. Lee.................................    Director and Vice President of JHVLICO; Vice President, John Hancock Life
                                                  Insurance Company.
Barbara L. Luddy..............................    Director, Vice President and Actuary of JHVLICO; Senior Vice President, John
                                                  Hancock Life Insurance Company.
Robert S. Paster..............................    Director and Vice President of JHVLICO; Vice President, John Hancock Life
                                                  Insurance Company.
Robert R. Reitano.............................    Director, Vice President and Chief Investment officer of JHVLICO; Vice President and Chief Investment Strategist, John Hancock Life Insurance Company.
Paul Strong...................................    Director and Vice President of JHVLICO; Vice President, John Hancock Life
                                                  Insurance Company.
Roger G. Nastou...............................    Vice President, Investments, of JHVLICO; Vice President, John Hancock Life
                                                  Insurance Company
Todd G. Engelsen..............................    Vice President and Illustration Actuary of JHVLICO; Second Vice President, John
                                                  Hancock Life Insurance Company
Julie H. Indge................................    Treasurer of JHVLICO; Assistant Treasurer, John Hancock Life Insurance Company
Earl W. Baucom................................    Controller of JHVLICO; Senior Vice President and Controller, John Hancock Life
                                                  Insurance Company.
Peter Scavongelli.............................    Secretary of JHVLICO; State Compliance Officer, John Hancock Life Insurance
                                                  Company

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

  We have audited the accompanying consolidated balance sheet of John Hancock Variable Life Insurance Company as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the year ended December 31, 2000. Our audit also included the financial statement schedules listed in the Index at Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2000, and the consolidated results of their operations and their cash flows for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 16, 2001

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEET

                                                                    December 31
                                                                        2000
                                                                  --------------
                                                                   (in millions)
Assets
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost (fair value:
  $686.8)......................................................      $   715.4
 Available-for-sale--at fair value (cost: $1,018.8)............        1,011.8
Equity securities:
 Available-for-sale--at fair value (cost: $7.1)................            8.1
Mortgage loans on real estate..................................          554.8
Real estate....................................................           23.9
Policy loans...................................................          334.2
Short-term investments.........................................           21.7
Other invested assets..........................................           34.8
                                                                     ---------
  Total Investments............................................        2,704.7
Cash and cash equivalents......................................          277.3
Accrued investment income......................................           52.1
Premiums and accounts receivable...............................            7.0
Deferred policy acquisition costs..............................          994.1
Reinsurance recoverable--Note 7................................           48.4
Other assets...................................................           28.2
Separate accounts assets.......................................        8,082.9
                                                                     ---------
  Total Assets.................................................      $12,194.7
                                                                     =========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                   December 31
                                                                      2000
                                                                  -------------
                                                                  (in millions)
Liabilities and Shareholder's Equity
Liabilities
Future policy benefits..........................................   $  2,754.2
Policyholders' funds............................................         14.2
Unearned revenue................................................        212.0
Unpaid claims and claim expense reserves........................         11.1
Dividends payable to policyholders..............................          0.1
Income taxes--Note 5............................................         64.2
Other liabilities...............................................        250.4
Separate accounts liabilities...................................      8,082.9
                                                                   ----------
  Total Liabilities.............................................     11,389.1
Shareholder's Equity--Note 9
Common stock, $50 par value; 50,000 shares authorized;
 50,000 shares issued and outstanding...........................          2.5
Additional paid in capital......................................        572.4
Retained earnings...............................................        232.9
Accumulated other comprehensive loss............................         (2.2)
                                                                   ----------
  Total Shareholder's Equity....................................        805.6
                                                                   ----------
  Total Liabilities and Shareholder's Equity....................   $ 12,194.7
                                                                   ==========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENT OF INCOME


                                                                    Year Ended
                                                                    December 31
                                                                       2000
                                                                  --------------
                                                                   (in millions)
Revenues
Premiums........................................................      $  28.6
Universal life and investment-type product charges..............        337.1
Net investment income--Note 3...................................        213.4
Net realized investment losses, net of related
 amortization of deferred policy acquisition
 costs of $3.8--Notes 1, 3, and 10..............................        (10.6)
Other revenue...................................................          0.2
                                                                      -------
  Total revenues................................................        568.7
Benefits and expenses
Benefits to policyholders.......................................        248.6
Other operating costs and expenses..............................        116.8
Amortization of deferred policy acquisition costs,
 excluding amounts related to net realized
 investment losses of $3.8--Notes 1, 3 and 10...................         34.0
Dividends to policyholders......................................         26.1
                                                                      -------
  Total benefits and expenses...................................        425.5
                                                                      -------
Income before income taxes......................................        143.2
Income taxes--Note 5............................................         43.8
                                                                      -------
Net income......................................................      $  99.4
                                                                      =======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY

                           AND COMPREHENSIVE INCOME



                                                                                       Accumulated
                                                                Additional                Other           Total
                                                                 Paid In    Retained  Comprehensive   Shareholder's
                                                  Common Stock   Capital    Earnings      Loss           Equity
                                                  ------------  ----------  --------  -------------  ---------------
Balance at December 31, 1999....................      $2.5        $572.4     $133.5      ($13.4)         $695.0
Comprehensive income:
 Net income.....................................                               99.4                        99.4
Other comprehensive income, net of tax:
 Net unrealized gains...........................                                           11.2            11.2
Comprehensive income............................                                                          110.6
                                                      ----        ------     ------      ------          ------
Balance at December 31, 2000....................      $2.5        $572.4     $232.9       ($2.2)         $805.6
                                                      ====        ======     ======      ======          ======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                       Year Ended
                                                                                       December 31
                                                                                          2000
                                                                                     ---------------
                                                                                      (in millions)
Cash flows from operating activities:
 Net income.......................................................................      $   99.4
  Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of discount--fixed maturities.....................................          (1.9)
   Realized investment losses, net................................................          10.6
   Change in deferred policy acquisition costs....................................        (141.5)
   Depreciation and amortization..................................................           1.9
   Increase in accrued investment income..........................................         (10.2)
   Decrease in premiums and accounts receivable...................................           0.3
   Decrease in other assets and other liabilities, net............................          70.7
   Decrease in policy liabilities and accruals, net...............................        (401.1)
   Increase in income taxes.......................................................          22.5
                                                                                        --------
    Net cash used by operating activities.........................................        (349.3)
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale.............................................         194.6
  Equity securities available-for-sale............................................           1.0
  Real estate.....................................................................           0.2
  Short-term investments and other invested assets................................           1.3
 Maturities, prepayments and scheduled redemptions of:

  Fixed maturities held-to-maturity...............................................          79.9
  Fixed maturities available-for-sale.............................................          91.5
  Short-term investments and other invested assets................................          10.1
  Mortgage loans on real estate...................................................          85.6
 Purchases of:
  Fixed maturities held-to-maturity...............................................        (127.2)
  Fixed maturities available-for-sale.............................................        (424.7)
  Equity securities available-for-sale............................................          (0.6)
  Real estate.....................................................................          (0.4)
  Short-term investments and other invested assets................................         (38.8)
  Mortgage loans on real estate issued............................................        (100.5)
  Other, net......................................................................         (41.5)
                                                                                        --------
    Net cash used in investing activities.........................................        (269.5)
Cash flows from financing activities:
 Universal life and investment-type contract deposits.............................      $1,067.2
 Universal life and investment-type contract maturities and
  withdrawals.....................................................................        (430.7)
                                                                                        --------
    Net cash provided by financing activities.....................................         636.5
                                                                                        --------
    Net increase in cash and cash equivalents.....................................          17.7
Cash and cash equivalents at beginning of year....................................         259.6
                                                                                        --------
    Cash and cash equivalents at end of year......................................      $  277.3
                                                                                        ========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

Note 1. Summary of Significant Accounting Policies

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

  Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

  Prior to 2000, the Company did not prepare its financial statements in accordance with accounting principles generally accepted in the United States and financial information on such basis currently is not readily available for earlier periods. Comparative financial statements prepared on a statutory-basis are included elsewhere in this Form 10-K.

 Principles of Consolidation

  The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

  The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

 Investments

  In accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Bonds and mortgage-backed securities, which the Company has the positive intent and ability to hold to maturity, are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

  For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

  Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity as described above. Impairments in value deemed to be other than temporary are reported as a component of realized investment gains (losses).

  Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of realized investment gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

  Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of realized investment gains (losses).

  Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of realized investment gains (losses). The Company does not depreciate real estate to be disposed of.

  Policy loans are carried at unpaid principal balances which approximate fair value.

  Short-term investments are carried at amortized cost.

  Partnership and joint venture interests in which the Company does not have control or a majority ownership interest are recorded using the equity method of accounting and included in other invested assets.

  Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

 Derivative Financial Instruments

  The Company uses futures contracts, interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels and foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities. The Company also uses equity collar agreements to reduce its exposure to market fluctuations in certain equity securities.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

  The Company uses futures contracts principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield.

  The Company uses interest rate swap, cap and floor agreements and swaptions for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to more closely match its liabilities. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. Interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal) to hedge against rising and falling interest rates. Swaptions entitle the Company to receive settlement payments from other parties on specified expiration dates, contingent on future interest rates. The amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount.

  Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates.

  The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call option that limits the Company's potential for gain from appreciation in the stock price as well as a put option that limits the Company's potential for loss from a decline in the stock price.

  Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability.

  The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income. The related amounts due to or from counterparties are included in accrued investment income receivable or payable.

  Premiums paid for interest rate cap and floor agreements and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the agreements. The unamortized premium is included in other assets. Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income. Settlements received on swaptions are deferred and amortized over the life of the hedged assets as an adjustment to yield.

  Interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements which hedge instruments designated as available-for-sale are adjusted to fair value with the resulting unrealized gains and losses, net of related taxes, included in shareholder's equity.

  Equity collar agreements are carried at fair value and are included in other invested assets, with the resulting unrealized gains and losses included in realized investment gains (losses).

  Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest or price risk, designates these financial instruments as hedges and assesses whether the instruments reduce the hedged risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

  From time to time, futures contracts, interest rate swaps, cap and floor agreements, swaptions and currency rate swap agreements are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Realized and unrealized changes in fair value of derivatives designated with items that no longer exist or are no longer probable of occurring are recorded as a component of the gain or loss arising from the disposition of the designated item or included in income when it is determined that the item is no longer probable of occurring. Changes in the fair value of derivatives no longer effective as hedges are recognized in income from the date the derivative becomes ineffective until their expiration.

 Revenue Recognition

  Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

  Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

  Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

 Future Policy Benefits and Policyholders' Funds

  Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

  For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities and 3.5% to 10.3% for individual annuity liabilities.

  Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

  Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

  Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Participating Insurance

  Participating business represents approximately 16.3% of the Company's life insurance in force and 30.1% of life insurance premiums in 2000.

  The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

 Deferred Policy Acquisition Costs

  Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization expense was $30.2 million in 2000.

  Amortization of deferred policy acquisition costs is allocated to: (1) realized investment gains and losses for those products that realized gains and losses have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

  Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from realized gains and losses, management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 Cash and Cash Equivalents

  Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Separate Accounts

  Separate account assets and liabilities reported in the accompanying consolidated balance sheet represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Investment income and investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and realized investment gains and losses of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

 Reinsurance

  The Company utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

  Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statement of income reflects premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Federal Income Taxes

  The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

 Foreign Currency Translation

  Gains or losses on foreign currency transactions are reflected in earnings.

 Accounting Changes and New Accounting Principles Adopted

  SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. SOP 98-7 did not have a material impact on the Company's consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Recent Accounting Pronouncements

  In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement 133." This Statement amends SFAS No. 133 to defer its effective date for one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of SFAS No. 133." This Statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings and will be included in net realized and other investment gains.

  The adoption of SFAS No. 133, as amended, will result in an increase in other comprehensive income of $0.5 million (net of tax of $0.3 million) as of January 1, 2001 that will be accounted for as the cumulative effect of an accounting change. In addition, the adoption of SFAS No. 133, as amended, will result in an increase to earnings of $4.9 million (net of tax of $2.7 million) as of January 1, 2001, that will be accounted for as the cumulative effect of an accounting change. The Company believes that its current risk management philosophy will remain largely unchanged after adoption of the Statement.

  SFAS No. 133, as amended, precludes the designation of held-to-maturity fixed maturity investment securities as hedged items in hedging relationships where the hedged risk is interest rates. As a result, in connection with the adoption of the Statement and consistent with the provisions of the Statement, on January 1, 2001, the Company will reclassify approximately $550.3 million of its held-to-maturity fixed maturity investment portfolio to the available-for-sale category. This will result in an additional increase in other comprehensive income of $4.7 million (net of tax of $2.5 million) as of January 1, 2001.

  In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operation or financial position.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Codification

  In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary will use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company and its domestic life insurance subsidiary's statutory-basis capital and surplus, the Company and its domestic life insurance subsidiary will remain in compliance with all regulatory and contractual obligations.

Note 2. Transactions with Parent

  John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria, which were revised in 2000 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $170.6 million, which has been included in other operating costs and expenses. As of December 31, 2000, the Company owed John Hancock $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net income by $0.9 million.

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $102.2 million as of December 31, 2000. This agreement had no impact on the Company's net gain from operations.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million from the Company in 2000. This agreement increased the Company's net gain from operations in 2000 by $1.1 million.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments

  The following information summarizes the components of net investment income and realized investment losses, net:


                                                                   Year Ended
                                                                   December 31
                                                                      2000
                                                                ---------------
                                                                 (in millions)
Net Investment Income
  Fixed maturities............................................      $138.5
  Equity securities...........................................         0.2
  Mortgage loans on real estate...............................        44.3
  Real estate.................................................         4.1
  Policy loans................................................        17.1
  Short-term investments......................................        19.4
  Other.......................................................         1.1
                                                                    ------
  Gross investment income.....................................       224.7
   Less investment expenses...................................        11.3
                                                                    ------
   Net investment income......................................      $213.4
                                                                    ======
Net Realized Investment Gains (Losses), Net of Related
 Amortization of Deferred Policy Acquisition Costs
 Fixed maturities.............................................      $(16.0)
 Equity securities............................................         0.8
 Mortgage loans on real estate and real estate................        (2.3)
 Derivatives and other invested assets........................         3.1
 Amortization adjustment for deferred policy acquisition
  cost........................................................         3.8
                                                                    ------
 Net realized investment losses, net of related amortization
  of deferred policy acquisition costs........................      $(10.6)
                                                                    ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  Gross gains of $1.5 million in 2000 and gross losses of $6.0 million in 2000 were realized on the sale of available-for-sale securities.

  The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:


                                                                         Gross       Gross
                                                            Amortized  Unrealized  Unrealized     Fair
                                                              Cost       Gains       Losses      Value
                                                            ---------  ----------  ----------  ----------
                                                                           (in millions)
December 31, 2000
Held-to-Maturity:
Corporate securities......................................  $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities................................      29.3       0.2         1.2          28.3
Obligations of states and political subdivisions..........       1.9       0.0         0.0           1.9
                                                            --------     -----       -----      --------
 Total....................................................  $  715.4     $23.6       $52.2      $  686.8
                                                            ========     =====       =====      ========
Available-for-Sale:
Corporate securities......................................  $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities................................     239.1       3.6         3.7         239.0
Obligations of states and political subdivisions..........       0.9       0.0         0.0           0.9
Debt securities issued by foreign governments.............      11.1       0.3         0.6          10.8
U.S. Treasury securities and obligations of U.S.
 government corporations and agencies.....................      16.1       0.7         0.1          16.7
                                                            --------     -----       -----      --------
Total fixed maturities....................................   1,018.8      25.2        32.2       1,011.8
Equity securities.........................................       7.1       2.8         1.8           8.1
                                                            --------     -----       -----      --------
 Total....................................................  $1,025.9     $28.0       $34.0      $1,019.9
                                                            ========     =====       =====      ========

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below:


                                                                     Amortized      Fair
                                                                        Cost        Value
                                                                     ---------   ----------
                                                                         (in millions)
Held-to-Maturity:
Due in one year or less............................................   $   71.9    $   72.1
Due after one year through five years..............................      234.8       235.0
Due after five years through ten years.............................      222.5       223.0
Due after ten years................................................      156.9       128.4
                                                                      --------    --------
                                                                         686.1       658.5
Mortgage-backed securities.........................................       29.3        28.3
                                                                      --------    --------
 Total.............................................................   $  715.4    $  686.8
                                                                      ========    ========
Available-for-Sale:
Due in one year or less............................................   $   24.9    $   24.8
Due after one year through five years..............................      332.3       333.0
Due after five years through ten years.............................      290.0       281.0
Due after ten years................................................      132.5       134.0
                                                                      --------    --------
                                                                         779.7       772.8
Mortgage-backed securities.........................................      239.1       239.0
                                                                      --------    --------
 Total.............................................................   $1,018.8    $1,011.8
                                                                      ========    ========

  Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

  The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000, $1.4 million of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

  Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  Changes in the allowance for probable losses on mortgage loans on real estate were as follows:

                                                       Balance at                           Balance at
                                                        Beginning                             End of
                                                         of Year    Additions  Deductions       Year
                                                       -----------  ---------  ----------  -------------
                                                                        (in millions)
Year ended December 31, 2000
Mortgage loans on real estate.......................      $3.8        $1.2        $0.0         $5.0
                                                          ====        ====        ====         ====

  At December 31, 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                                                        December 31
                                                                                            2000
                                                                                      ----------------
                                                                                        (in millions)
Impaired mortgage loans on real estate with provision for losses....................         $4.2
Provision for losses................................................................          1.2
                                                                                             ----
Net impaired mortgage loans on real estate..........................................         $3.0
                                                                                             ====

  The average investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                                                        Year Ended
                                                                                       December 31
                                                                                           2000
                                                                                      ---------------
                                                                                       (in millions)
Average recorded investment in impaired loans.......................................       $2.1
Interest income recognized on impaired loans........................................        0.3

  The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

  Restructured commercial mortgage loans aggregated $3.4 million as of December 31, 2000.The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                                                        Year Ended
                                                                                        December 31
                                                                                            2000
                                                                                      ---------------
                                                                                       (in millions)
Expected............................................................................         0.34
Actual..............................................................................         0.27

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  At December 31, 2000, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                          Carrying     Geographic                  Carrying
Property Type              Amount      Concentration                Amount
-------------           -------------  -------------            ---------------
                        (in millions)                            (in millions)
Apartments...........      $129.2      East North Central.....      $ 68.1
Hotels...............        15.1      East South Central.....        27.6
Industrial...........        77.4      Middle Atlantic........        27.1
Office buildings.....        99.2      Mountain...............        35.7
Retail...............        45.7      New England............        44.5
Mixed Use............        13.5      Pacific................       120.7
Agricultural.........       165.6      South Atlantic.........       156.7
Other................        14.1      West North Central.....        16.9
                                       West South Central.....        59.3
                                       Canada/Other...........         3.2
Allowance for losses.        (5.0)     Allowance for losses...        (5.0)
                           ------                                   ------
 Total...............      $554.8       Total.................      $554.8
                           ======                                   ======

  Bonds with amortized cost of $7.0 million were non-income producing for the year ended December 31, 2000.

  Depreciation expense on investment real estate was $0.6 million in 2000. Accumulated depreciation was $2.5 million at December 31, 2000.

  Investments in unconsolidated joint ventures and partnerships accounted for by using the equity method of accounting totaled $0.4 million at December 31, 2000. Total combined assets of these joint ventures and partnerships were $28.5 million (consisting primarily of investments), and total combined liabilities were $8.7 million (including $2.9 million of non-recourse notes payable to banks) at December 31, 2000. Total combined revenues and expenses of such joint ventures and partnerships were $77.6 million and $76.3 million, respectively, resulting in $1.3 million of total combined income from operations before income taxes in 2000. Net investment income on investments accounted for on the equity method totaled $0.4 million in 2000.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Derivatives

  The notional amounts, carrying values and estimated fair values of the Company's derivative instruments are as follows:

                                           Number of
                                           Contracts/    Assets (Liabilities)
                                            Notional   ------------------------
                                            Amounts             2000
                                           ----------  ------------------------
                                                        Carrying       Fair
                                              2000        Value        Value
                                           ----------  -----------  -----------
                                                     (in millions)
Asset Hedges:
 Futures contracts to sell securities.....       6          --           --
 Interest rate swap agreements............
  Notional................................  $600.0          --        (10.8)
  Average fixed rate--paid................    6.38%         --           --
  Average float rate--received............    6.69%         --           --
 Currency rate swap agreements............  $ 22.3        (0.6)        (0.6)
 Equity collar agreements.................      --         0.4          0.4
Liability Hedges:
 Futures contracts to acquire securities..      43         0.1          0.1
 Interest rate swap agreements
  Notional................................  $570.0                      9.6
  Average fixed rate--received............    6.43%         --           --
  Average float rate--paid................    6.69%         --           --
 Interest rate cap agreements.............  $239.4         2.1          2.1
 Interest rate floor agreements...........   485.4         4.5          4.5

  Financial futures contracts are used principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contracts or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. The futures contracts expire in March 2001.

  The interest rate swap agreements expire in 2001 to 2011. The interest rate cap agreements expire in 2006 to 2007 and interest rate floor agreements expire in 2010. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap and floor agreements, swaptions, and currency swap agreements and equity collar agreements are based on current settlement values. The current settlement values are based on quoted market prices, which utilize pricing models or formulas using current assumptions.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Derivatives (continued)

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 5. Income Taxes

  The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

  The components of income taxes were as follows:


                                                                   Year Ended
                                                                  December 31
                                                                      2000
                                                                ---------------
                                                                 (in millions)
Current taxes:
 Federal.......................................................      $15.2
 Foreign.......................................................        0.6
                                                                     -----
                                                                      15.8

Deferred taxes:
 Federal.......................................................       28.0
 Foreign.......................................................         --
                                                                     -----
                                                                      28.0
                                                                     -----
  Total income taxes...........................................      $43.8
                                                                     =====

  A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                                   Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)
Tax at 35%......................................................    $50.1
 Add (deduct):
 Equity base tax................................................     (5.6)
 Tax credits....................................................     (0.6)
 Foreign taxes..................................................      0.6
 Tax exempt investment income...................................     (0.7)
                                                                    -----
  Total income taxes............................................    $43.8
                                                                    =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5. Income Taxes (continued)

   The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                  December 31
                                                                      2000
                                                                --------------
                                                                 (in millions)
Deferred tax assets:
 Policy reserve adjustments....................................     $ 74.6
 Other postretirement benefits.................................       23.3
 Book over tax basis of investments............................        7.8
 Interest......................................................        7.5
 Unrealized losses.............................................        1.4
                                                                    ------
  Total deferred tax assets....................................      114.6
                                                                    ------
Deferred tax liabilities:
 Deferred policy acquisition costs.............................      199.1
 Depreciation..................................................        1.8
 Basis in partnerships.........................................        0.4
 Market discount on bonds......................................        0.6
 Other.........................................................        9.5
                                                                    ------
  Total deferred tax liabilities...............................      211.4
                                                                    ------
  Net deferred tax liabilities.................................     $ 96.8
                                                                    ======

  The Company made income tax payments of $62.9 million in 2000.

Note 6. Debt and Line of Credit

  At December 31, 2000, the Company had a line of credit with John Hancock Capital Corporation, an indirect, wholly-owned subsidiary of John Hancock, totaling $250.0 million. John Hancock Capital Corporation will commit, when requested, to loan funds at prevailing interest rates as agreed to from time to time between John Hancock Capital Corporation and the Company. At December 31, 2000, the Company had no outstanding borrowings under the agreement.

Note 7. Reinsurance

  The effect of reinsurance on premiums written and earned was as follows:

                                                                 2000 Premiums
                                                               ----------------
                                                               Written   Earned
                                                               -------  -------
                                                                (in millions)
Life Insurance:
 Direct.....................................................    $34.1    $34.1
 Ceded......................................................     (5.5)    (5.5)
                                                                -----    -----
  Net life insurance premiums...............................    $28.6    $28.6
                                                                =====    =====

  For the year ended December 31, 2000, benefits to policyholders under life ceded reinsurance contracts were $3.0 million.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 7. Reinsurance (continued)

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Note 8. Commitments and Contingencies

  The Company has extended commitments to purchase long-term bonds, issue real estate mortgages and purchase other assets totaling $37.0 million, $6.3 million and $17.4 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above was $62.9 million at December 31, 2000. The majority of these commitments expire in 2001.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. The reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $66.3 million at December 31, 2000. No costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at the time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total shareholder's equity would not be impacted.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9. Shareholder's Equity

  (a) Other Comprehensive Loss

  The components of accumulated other comprehensive loss are as follows:

                                                                  Accumulated
                                                                     Other
                                                                 Comprehensive
                                                                     Income
                                                                ---------------
Balance at January 1, 2000.....................................     ($13.4)
                                                                    ------
Gross unrealized gains (net of deferred income tax expense of
 $9.7 million).................................................       18.0
Less reclassification adjustment for gains, realized in net
 income (net of tax expense of $1.6 million)...................       (2.9)
Adjustment to deferred policy acquisition costs (net of
 deferred income tax benefit of $2.1 million)..................       (3.9)
                                                                    ------
Net unrealized gains...........................................       11.2
                                                                    ------
Balance at December 31, 2000...................................      ($2.2)
                                                                    ======

  Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                                     2000
                                                                ---------------
                                                                 (in millions)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
 Fixed maturities..............................................     ($7.0)
 Equity investments............................................       1.0
 Derivatives and other.........................................       0.3
                                                                    -----
  Total........................................................      (5.7)
Amounts attributable to:
 Deferred policy acquisition cost..............................       2.1
 Deferred federal income taxes.................................       1.4
                                                                    -----
  Total........................................................       3.5
                                                                    -----
  Net unrealized investment gains..............................     ($2.2)
                                                                    =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9. Shareholder's Equity (continued)

  (b) Statutory Results

  The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above. Since 1988, the Commonwealth of Massachusetts Division of Insurance has provided the Company with approval to recognize a pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Commonwealth of Massachusetts Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis. The pension plan prepaid expense amounted to $55.6 million at December 31, 2000.

  Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.

                                                                      2000
                                                                ---------------
                                                                 (in millions)
Statutory net income..........................................      $ 26.6
Statutory surplus.............................................       527.2

  Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

Note 10. Segment Information

  The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

  Retail-Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

  Retail-Asset Gathering Segment. Offers individual annuities, consisting of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Segment Information (continued)

  The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

  Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment gains or losses and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment gains and losses, including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

  Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain realized investment gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; and (v) a charge for certain one time costs associated with John Hancock's demutualization process.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Segment Information (continued)

  The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions):

                                                        Retail
                                             Retail      Asset
                                           Protection  Gathering   Consolidated
                                           ----------  ---------  --------------
2000
Revenues:
 Segment revenues........................   $  530.8    $   48.5     $   579.3
 Realized investment losses, net.........      (10.6)         --         (10.6)
                                            --------    --------     ---------
 Revenues................................   $  520.2    $   48.5     $   568.7
                                            ========    ========     =========
 Net investment income...................   $  215.9       ($2.5)    $   213.4

Net Income:
 Segment after-tax operating income......       96.0         6.3         102.3
 Realized investment losses, net.........       (6.8)         --          (6.8)
 Restructuring charges...................       (1.1)         --          (1.1)
 Surplus tax.............................        5.4         0.2           5.6
 Other demutualization related costs.....       (0.5)       (0.1)         (0.6)
                                            --------    --------     ---------
 Net income..............................   $   93.0    $    6.4     $    99.4
                                            ========    ========     =========
Supplemental Information:
 Equity in net income of investees
  accounted for by the equity method.....   $    1.3          --     $     1.3
 Amortization of deferred policy
  acquisition costs......................       17.6        16.4          34.0
 Income tax expense......................       40.7         3.1          43.8
 Segment assets..........................    9,326.9     2,867.8      12,194.7
Net Realized Investment Gains Data:
 Net realized investment losses..........   $  (14.4)         --     $   (14.4)
 Add capitalization/less amortization of
  deferred policy acquisition costs
  related to net realized investment
  gains (losses).........................        3.8          --           3.8
                                            --------    --------     ---------
 Net realized investment losses, net of
  related amortization of deferred
  policy acquisition costs--per
  consolidated financial statements......      (10.6)         --         (10.6)
 Less income tax effect..................        3.8          --           3.8
                                            --------    --------     ---------
 Realized investment losses,
  net-after-tax adjustment made to
  calculate segment operating income.....      ($6.8)         --         ($6.8)
                                            ========    ========     =========

  The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments

  The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

  The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

  Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

  The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the initial commitment.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments (continued)

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                          December 31
                                                             2000
                                                   ---------------------------
                                                   Carrying Value   Fair Value
                                                   --------------   ----------
                                                         (in millions)
Assets:
 Fixed maturities:
  Held-to-maturity................................     $  715.4      $  686.8
  Available-for-sale..............................      1,011.8       1,011.8
 Equity securities:
  Available-for-sale..............................          8.1           8.1
 Mortgage loans on real estate....................        554.8         574.2
 Policy loans.....................................        334.2         334.2
 Short-term investments...........................         21.7          21.7
 Cash and cash equivalents........................        277.3         277.3
Liabilities:
Fixed rate deferred and immediate annuities.......         63.8          60.4
Derivatives assets/(liabilities) relating to:
  Futures contracts, net..........................          0.1           0.1
  Interest rate swap agreements...................                       (1.2)
  Interest rate cap agreements....................          2.1           2.1
  Interest rate floor agreements..................          4.5           4.5
  Currency rate swap agreements...................         (0.6)         (0.6)
  Equity collar agreements........................          0.4           0.4
Commitments.......................................           --          62.9

                        REPORT OF INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 2000, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for each of the three years in the period ended December 31, 2000. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements also are described in Note 1.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
March 9, 2001

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                      December 31
                                            ----------------------------------
                                              2000        1999         1998
                                            ----------  ----------  ----------
                                                     (in millions)
Assets
 Bonds--Note 6............................. $ 1,400.5   $ 1,216.3    $1,185.8
 Preferred stocks..........................      44.0        35.9        36.5
 Common stocks.............................       2.8         3.2         3.1
 Investment in affiliates..................      84.8        80.7        81.7
 Mortgage loans on real estate--Note 6.....     456.0       433.1       388.1
 Real estate...............................      24.5        25.0        41.0
 Policy loans..............................     218.9       172.1       137.7
 Cash items:
  Cash in banks............................      45.4        27.2        11.4
  Temporary cash investments...............     226.6       222.9         8.5
                                            ---------   ---------    --------
                                                272.0       250.1        19.9
 Premiums due and deferred.................      73.0        29.9        32.7
 Investment income due and accrued.........      43.3        33.2        29.8
 Other general account assets..............      17.6        65.3        47.5
 Assets held in separate accounts..........   8,082.8     8,268.2     6,595.2
                                            ---------   ---------    --------
  Total Assets............................. $10,720.2   $10,613.0    $8,599.0
                                            =========   =========    ========


Obligations and Stockholder's Equity
Obligations

 Policy reserves........................... $ 2,207.9   $ 1,866.6    $1,652.0
 Federal income and other taxes
  payable--Note 1..........................      (7.4)       67.3        44.3
 Other general account obligations.........     166.3       219.0       150.9
 Transfers from separate accounts, net.....    (198.5)     (221.6)     (190.3)
 Asset valuation reserve--Note 1...........      26.7        23.1        21.9
 Obligations related to separate accounts..   8,076.4     8,261.6     6,589.4
                                            ---------   ---------    --------
   Total Obligations.......................  10,271.4    10,216.0     8,268.2
                                            =========   =========    ========
Stockholder's Equity
 Common Stock, $50 par value; authorized
  50,000 shares; issued and outstanding
  50,000 shares............................       2.5         2.5         2.5
 Paid-in capital...........................     572.4       572.4       377.5
 Unassigned deficit--Note 10...............    (126.1)     (177.9)      (49.2)
                                            ---------   ---------    --------
  Total Stockholder's Equity...............     448.8       397.0       330.8
                                            ---------   ---------    --------
 Total Obligations And Stockholder's
  Equity................................... $10,720.2   $10,613.0    $8,599.0
                                            =========   =========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                     Year ended December 31
                                                -------------------------------
                                                  2000       1999        1998
                                                --------   --------   ---------
                                                        (In Millions)
Income
 Premiums.....................................  $  945.5   $  950.8    $1,272.3
 Net investment income--Note 3................     176.7      136.0       122.8
 Other, net...................................     475.6      605.4       618.1
                                                --------   --------    --------
                                                 1,597.8    1,692.2     2,013.2
Benefits and Expenses
 Payments to policyholders and beneficiaries..     340.8      349.9       301.4
 Additions to reserves to provide for future
  payments to policyholders and
  beneficiaries...............................     844.4      888.8     1,360.2
 Expenses of providing service to
  policyholders and obtaining new
  insurance--Note 5...........................     363.4      314.4       274.2
 State and miscellaneous taxes................      25.8       20.5        28.1
                                                --------   --------    --------
                                                 1,574.4    1,573.6     1,963.9
                                                --------   --------    --------
Gain From Operations Before Federal Income
 Tax (Credit) Expense and Net Realized
 Capital Losses...............................      23.4      118.6        49.3
Federal income tax (credit) expense--Note 1...     (18.0)      42.9        33.1
                                                --------   --------    --------
Gain From Operations Before Net Realized
 Capital Losses...............................      41.4       75.7        16.2
Net realized capital losses--Note 4...........     (18.2)      (1.7)       (0.6)
                                                --------   --------    --------
Net Income....................................      23.2       74.0        15.6
Unassigned deficit at beginning of year.......    (177.9)     (49.2)      (58.3)
Net unrealized capital gains (losses) and
 other adjustments--Note 4....................       8.0       (3.8)       (6.0)
Adjustment to premiums due and deferred.......      21.4         --          --
Other reserves and adjustments--Note 10.......      (0.8)    (198.9)       (0.5)
                                                --------   --------    --------
Unassigned Deficit at End of Year.............  $ (126.1)  $ (177.9)   $  (49.2)
                                                ========   ========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                     Year ended December 31
                                                 -----------------------------
                                                   2000      1999       1998
                                                 -------   -------   ---------
                                                        (In millions)
Cash flows from operating activities:
 Insurance premiums............................  $ 939.9   $ 958.5    $1,275.3
 Net investment income.........................    166.0     134.2       118.2
 Benefits to policyholders and beneficiaries...   (315.1)   (321.6)     (275.5)
 Dividends paid to policyholders...............    (26.1)    (25.6)      (22.3)
 Insurance expenses and taxes..................   (362.4)   (344.8)     (296.9)
 Net transfers to separate accounts............   (513.0)   (705.3)     (874.4)
 Other, net....................................    347.4     540.6       551.3
                                                 -------   -------    --------
 Net Cash Provided From Operations.............    236.7     236.0       475.7
                                                 -------   -------    --------
Cash flows used in investing activities:
 Bond purchases................................   (450.7)   (240.7)     (618.8)
 Bond sales....................................    148.0     108.3       340.7
 Bond maturities and scheduled redemptions.....     80.0      78.4       111.8
 Bond prepayments..............................     29.4      18.7        76.5
 Stock purchases...............................     (8.8)     (3.9)      (23.4)
 Proceeds from stock sales.....................      1.7       3.6         1.9
 Real estate purchases.........................     (0.4)     (2.2)       (4.2)
 Real estate sales.............................      0.2      17.8         2.1
 Other invested assets purchases...............    (13.8)     (4.5)         --
 Mortgage loans issued.........................    (85.7)    (70.7)     (145.5)
 Mortgage loan repayments......................     61.6      25.3        33.2
 Other, net....................................     23.7     (68.9)     (435.2)
                                                 -------   -------    --------
  Net Cash Used in Investing Activities........   (214.8)   (138.8)     (660.9)
                                                 -------   -------    --------
Cash flows from financing activities:
 Capital contribution..........................       --     194.9          --
 Net (decrease) increase in short-term note
    payable....................................       --     (61.9)       61.9
                                                 -------   -------    --------
  Net Cash Provided From Financing Activities..       --     133.0        61.9
                                                 -------   -------    --------
  Increase (Decrease) In Cash and Temporary
   Cash Investments............................     21.9     230.2      (123.3)
Cash and temporary cash investments at
 beginning of year.............................    250.1      19.9       143.2
                                                 -------   -------    --------
   Cash and Temporary Cash Investments at End
    of Year....................................  $ 272.0   $ 250.1    $   19.9
                                                 =======   =======    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Note 1. Nature of Operations and Significant Accounting Practices

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, writes variable and universal life insurance policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

  Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

  The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

  The significant differences from GAAP include:(1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available-for-sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred. The carrying values of investment securities and real estate are reduced through the income statement when there has been a decline in value deemed other than temporary and mortgage loan valuation allowances, if necessary, are established when the Company determines it is probable that it will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement;
(7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and
(9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. GAAP net income for the year ended December 31, 2000 and GAAP shareholder's equity as of December 31, 2000 and 1999 were $99.4 million, $805.6 million and $695.0 million, respectively. The effects of variances from GAAP on net income for the year ended December 31, 1999 have not been determined but are presumed to be material.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  The significant accounting practices of the Company are as follows:

  Permitted Statutory Accounting Practices: In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company will use to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company's statutory-basis capital and surplus, the Company will remain in compliance with all regulatory and contractual obligations.

  Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

  Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

  Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap and floor agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged. Net premiums related to equity collar positions are amortized into income on a straight-line basis over the term of the collars. The interest rate cap and floor agreements and collars are carried at fair value, with changes in fair value reflected directly in unassigned deficit.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.5 million in 2000, $1.9 million in 1999, and $3.0 million in 1998.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

  Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

  The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 2000, the IMR, net of 2000 amortization of $1.6 million, amounted to $4.2 million, which is included in other general account obligations. The corresponding 1999 amounts were $2.3 million and $7.4 million, respectively, and the corresponding 1998 amounts were $2.4 and $10.7 million, respectively.

  Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $6.3 million, $8.9 million, and $11.4 million at December 31, 2000, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

  Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

  Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

  The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 2000.

  Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

  Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 through 2000.

  Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $65.1 million in 2000, $10.6 million in 1999, and $38.2 million in 1998.

  Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

  Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

  Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 2000, 1999 or 1998.

  Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Note 2. Investment in Affiliate

  The Company owns all outstanding shares of Investors Partner Life Insurance Company (IPL). IPL manages a block of single premium whole life insurance business and began marketing term life and variable universal life products through brokers in 1999.

  Summarized statutory-basis financial information for IPL for 2000, 1999 and 1998 is as follows:

                                                        2000    1999     1998
                                                       ------  ------  -------
                                                           (In millions)
Total assets........................................   $554.7  $571.0   $587.8
Total liabilities...................................    476.3   499.2    517.5
Total revenues......................................     42.8    35.6     38.8
Net income..........................................      3.3     3.5      3.8

Note 3. Net Investment Income

  Investment income has been reduced by the following amounts:

                                                          2000   1999    1998
                                                          -----  -----  ------
                                                             (In millions)
Investment expenses....................................   $ 9.0  $ 9.5   $ 8.3
Interest expense.......................................      --    1.7     2.4
Depreciation expense...................................     0.6    0.6     0.8
Investment taxes.......................................     0.5    0.3     0.7
                                                          -----  -----   -----
                                                          $10.1  $12.1   $12.2
                                                          =====  =====   =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Net Capital Gains (Losses) and Other Adjustments

  Net realized capital losses consist of the following items:

                                                        2000    1999    1998
                                                      -------  ------  ------
                                                          (In millions)
Net (losses) gains from asset sales................   $(19.5)  $(2.8)   $ 7.6
Capital gains tax..................................     (0.3)    0.2     (2.9)
Amounts transferred to IMR.........................      1.6     0.9     (5.3)
                                                      ------   -----    -----
 Net realized capital losses.......................   $(18.2)  $(1.7)   $(0.6)
                                                      ======   =====    =====

  Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                        2000    1999    1998
                                                       ------  ------  ------
                                                           (In millions)
Net gains (losses) from changes in security values
 and book value adjustments.........................   $11.6   $(2.6)   $(2.7)
Increase in asset valuation reserve.................    (3.6)   (1.2)    (3.3)
                                                       -----   -----    -----
 Net unrealized capital gains (losses) and other
  adjustments.......................................   $ 8.0   $(3.8)   $(6.0)
                                                       =====   =====    =====

Note 5. Transactions With Parent

  John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria which were revised in 2000, 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $162.2 million, $188.3 million, $157.5 million, in 2000, 1999, and 1998, respectively, which has been included in insurance and investment expenses. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

  The service fee charged to the Company by John Hancock includes $0.7 million, $0.2 million, and $0.7 million in 2000, 1999, and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company. John Hancock allocates a portion of the activity related to its defined benefit pension plans to the Company. The pension plan prepaid expense allocated to the Company amounted to $55.0 million and $41.9 million in 2000 and 1999, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5. Transactions With Parent (continued)

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million, $44.5 million, and $4.9 million of cash for tax, commission, and expense allowances to the Company, which decreased the Company's net gain from operations by $0.9 million in 2000, and increased the Company's net gain from operations by$20.6 million, and $22.2 million in 1999, and 1998, respectively.

  Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $17.4 million, $40.0 million, and $12.7 million in 2000, 1999, and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $5.6 million, $26.9 million, and $8.4 million in 2000, 1999, and 1998, respectively.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims in 2000, 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million, $0.8 million, and $1.0 million in 2000, 1999, and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations by $1.1 million in 2000 and $0.5 million in both 1999 and 1998.

  The Company had a $200.0 million line of credit with an affiliate, John Hancock Capital Corp. At December 31, 2000 and 1999, the Company had no outstanding borrowings under this agreement.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments

  The statement value and fair value of bonds are shown below:

                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
                                    Value      Gains       Losses      Value
                                  ---------  ----------  ----------  ----------
                                                 (In millions)
December 31, 2000
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies....... $    5.7     $  --       $  --      $    5.7
Obligations of states and
 political subdivisions..........      1.8        --          --           1.8
Debt securities issued by
 foreign governments.............     10.9       0.3         0.6          10.6
Corporate securities.............  1,158.8      36.4        68.5       1,126.7
Mortgage-backed securities.......    223.3       3.4         4.6         222.1
                                  --------     -----       -----      --------
  Total bonds.................... $1,400.5     $40.1       $73.7      $1,366.9
                                  ========     =====       =====      ========

December 31, 1999
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies....... $    5.9        --       $ 0.1      $    5.8
Obligations of states and
 political subdivisions..........      2.2     $ 0.1         0.1           2.2
Debt securities issued by
 foreign governments.............     13.9       0.8         0.1          14.6
Corporate securities.............    964.9      13.0        59.4         918.5
Mortgage-backed securities.......    229.4       0.5         7.8         222.1
                                  --------     -----       -----      --------
  Total bonds.................... $1,216.3     $14.4       $67.5      $1,163.2
                                  ========     =====       =====      ========

December 31, 1998
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies....... $    5.1     $ 0.1          --      $    5.2
Obligations of states and
 political subdivisions..........      3.2       0.3          --           3.5
Corporate securities.............    925.2      50.4       $15.0         960.6
Mortgage-backed securities.......    252.3      10.0         0.1         262.2
                                  --------     -----       -----      --------
  Total bonds.................... $1,185.8     $60.8       $15.1      $1,231.5
                                  ========     =====       =====      ========

  The statement value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments (continued)



                                                                                      Statement     Fair
                                                                                        Value      Value
                                                                                      ---------  ----------
                                                                                         (In millions)
Due in one year or less............................................................   $   72.4    $   72.5
Due after one year through five years..............................................      424.2       427.7
Due after five years through ten years.............................................      428.5       419.5
Due after ten years................................................................      252.1       225.1
                                                                                      --------    --------
                                                                                       1,177.2     1,144.8
Mortgage-backed securities.........................................................      223.3       222.1
                                                                                      --------    --------
                                                                                      $1,400.5    $1,366.9
                                                                                      ========    ========

  Gross gains of $0.9 million in 2000, $0.3 million in 1999, and $3.4 million in 1998 and gross losses of $3.0 million in 2000, $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

  At December 31, 2000, bonds with an admitted asset value of $9.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost of common stocks was $3.1 million at December 31, 2000 and 1999 and $2.1 million at December 31, 1998. At December 31, 2000, gross unrealized appreciation on common stocks totaled $1.5 million, and gross unrealized depreciation totaled $1.8 million. The fair value of preferred stock totaled $41.6 million, $35.9 million, and $36.5 million at December 31, 2000, 1999, and 1998, respectively.

  Bonds with amortized cost of $5.1 million were non-income producing for the twelve months ended December 31, 2000.

  At December 31, 2000, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                                            Statement    Geographic                                        Statement
Property Type                                 Value      Concentration                                       Value
-------------                             -------------  -------------                                  ---------------
                                          (In millions)                                                  (In millions)
Apartments................................   $ 93.7      East North Central..............................   $ 64.3
Hotels....................................     13.0      East South Central..............................     20.9
Industrial................................     63.5      Middle Atlantic.................................     20.9
Office buildings..........................     84.7      Mountain........................................     27.0
Retail....................................     35.4      New England.....................................     23.4
Agricultural..............................    142.5      Pacific.........................................    108.0
Other.....................................     23.2      South Atlantic..................................    120.7
                                             ------
                                                         West North Central..............................     16.0
                                                         West South Central..............................     51.5
                                                         Other...........................................      3.3
                                                                                                            ------
                                             $456.0                                                         $456.0
                                             ======                                                         ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments (continued)

  At December 31, 2000, the fair values of the commercial and agricultural mortgage loans portfolios were $317.5 million and $149.8 million, respectively. The corresponding amounts as of December 31, 1999 were approximately $323.5 million and $98.2 million, respectively.

  The maximum and minimum lending rates for mortgage loans during 2000 were 12.84% and 8.29% for agricultural loans, and 8.94% and 8.07% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

Note 7. Reinsurance

  The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 2000 were $588.1 million, $187.3 million, and $19.9 million, respectively. The corresponding amounts in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively, and the corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

  Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

  The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2000 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8. Financial instruments With Off-Balance-Sheet Risk

  The notional amounts, carrying values and estimated fair values of the Company's derivative instruments were as follows at December 31:

                                         Number of
                                        Contracts/      Assets (Liabilities)
                                     Notional Amounts           2000
                                     ----------------  ---------------------
                                                        Carrying       Fair
                                           2000           Value        Value
                                     ----------------  -----------  -----------
                                                 ($ In millions)
Futures contracts to sell
 securities..........................    $     --         $ --        $  --
Futures contracts to buy securities..          43          0.1          0.1
Interest rate swap agreements........    $1,150.0           --
Interest rate cap agreements.........       239.4          2.1          2.1
Currency rate swap agreements........        22.3           --         (0.6)
Equity collar agreements.............          --          0.4          0.4
Interest rate floor agreements.......       361.4          1.4          1.4


                                         Number of
                                        Contracts/      Assets (Liabilities)
                                     Notional Amounts           1999
                                     ----------------  ---------------------
                                                        Carrying       Fair
                                           1999           Value        Value
                                     ----------------  -----------  -----------
                                                 ($ In millions)
Futures contracts to sell
 securities.........................         362          $0.6        $ 0.6
Interest rate swap agreements.......      $965.0            --         11.5
Interest rate cap agreements........       239.4           5.6          5.6
Currency rate swap agreements.......        15.8            --         (1.6)

                                              Number of
                                             Contracts/     Assets (Liabilities)
                                          Notional Amounts          1998
                                          ----------------  ---------------------
                                                             Carrying      Fair
                                                1998          Value       Value
                                          ----------------  ----------  -----------
                                                      ($ In millions)
Futures contracts to sell securities....          947         $(0.5)      $ (0.5)
Interest rate swap agreements...........       $365.0            --        (17.7)
Interest rate cap agreements............         89.4           3.1          3.1
Currency rate swap agreements...........         15.8            --         (3.3)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8. Financial Instruments With Off-Balance-Sheet Risk (continued)

  The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

  The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call that limits the Company's potential gain from appreciation in the stock price as well as a put that limits the Company's loss potential from a decline in the stock price.

  The futures contracts expire in 2001. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 9. Policy Reserves, Policyholders' and Beneficiaries' Funds and Obligations Related To Separate Accounts

  The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:


                                                   December 31, 2000   Percent
                                                   -----------------  ---------
                                                         (In millions)
Subject to discretionary withdrawal (with
 adjustment)
 With market value adjustment......................    $   30.3          1.1%
 At book value less surrender charge...............        54.7          2.1
 At market value...................................     2,250.3         84.8
                                                       --------        -----
  Total with adjustment............................     2,335.3         88.0
Subject to discretionary withdrawal at book value
 (without adjustment)..............................       312.8         11.8
Not subject to discretionary withdrawal--general
 account...........................................         7.1          0.2
                                                       --------        -----
  Total annuity reserves and deposit liabilities...    $2,655.2        100.0%
                                                       ========        =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Commitments and Contingencies

  The Company has extended commitments to purchase long-term bonds issue real estate mortgages and purchase other assets totaling $33.5 million, $6.3 million and $14.7 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $56.4 million at December 31, 2000. The majority of these commitments expire in 2001.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 2000 amounted to $39.5 million and is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments

  The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                                      December 31
                                                       ---------------------------------------
                                                              2000                 1999
                                                       ------------------   ------------------
                                                        Carrying    Fair     Carrying     Fair
                                                         Amount    Value      Amount     Value
                                                       --------  ---------  --------  -----------
                                                                    (In millions)
Assets
Bonds--Note 6........................................   $1,400.5  $1,366.9   $1,216.3   $1,163.2
Preferred stocks--Note 6.............................       44.0      41.6       35.9       35.9
Common stocks--Note 6................................        2.8       2.8        3.2        3.2
Mortgage loans on real estate--Note 6................      456.0     467.3      433.1      421.7
Policy loans--Note 1.................................      218.9     218.9      172.1      172.1
Cash items--Note 1...................................      272.0     272.0      250.1      250.1

Derivatives assets (liabilities) relating to: Note 8
Futures contracts....................................        0.1       0.1        0.6        0.6
Interest rate swaps..................................         --      (0.4)        --       11.5
Currency rate swaps..................................         --      (0.6)        --       (1.6)
Interest rate caps...................................        2.1       2.1        5.6        5.6
Equity collar agreements.............................         --       0.4         --         --

Liabilities
Commitments--Note 10.................................         --      56.4         --       19.4

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments (continued)


                                                             December 31
                                                         -------------------
                                                                1998
                                                         -------------------
                                                         Carrying      Fair
                                                          Amount      Value
                                                         ---------  --------
                                                            (In Millions)
Assets
Bonds--Note 6..........................................  $1,185.8    $1,231.5
Preferred stocks--Note 6...............................      36.5        36.5
Common stocks--Note 6..................................       3.1         3.1
Mortgage loans on real estate--Note 6..................     388.1       401.3
Policy loans--Note 1...................................     137.7       137.7
Cash items--Note 1.....................................      19.9        19.9

Derivatives assets (liabilities) relating to: Note 8
Futures contracts......................................      (0.5)       (0.5)
Interest rate swaps....................................        --       (17.7)
Currency rate swaps....................................        --        (3.3)
Interest rate caps.....................................       3.1         3.1

Liabilities
Commitments--Note 10...................................        --        32.1

   The carrying amounts in the tables are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES

                            As of December 31, 2000
                            (in millions of dollars)

                                                                                                  Amount at Which
                                                                                                   Shown in the
                                                                                                   Consolidated
           Type of Investment                                               Cost (2)     Value     Balance Sheet
           ------------------                                               --------     -----    ---------------
Fixed maturity securities, available-for-sale:
Bonds:
United States government and government agencies and authorities..........     16.1       16.7        16.7
States, municipalities and political subdivisions.........................      6.8        6.7         6.7
Foreign governments.......................................................     11.1       10.8        10.8
Public utilities..........................................................     49.1       50.1        50.1
Convertibles and bonds with warrants attached.............................     13.7       13.6        13.6
All other corporate bonds.................................................    877.1      871.5       871.5
Certificates of deposits..................................................      0.0        0.0         0.0
Redeemable preferred stock................................................     44.9       42.4        42.4
                                                                            -------    -------     -------
Total fixed maturity securities, available-for-sale.......................  1,018.8    1,011.8     1,011.8
                                                                            -------    -------     -------

Equity securities, available-for-sale:
Common stocks:
Public utilities..........................................................      0.0        0.0         0.0
Banks, trust and insurance companies......................................      0.0        0.0         0.0
Industrial, miscellaneous and all other...................................      4.0        4.8         4.8
Non-redeemable preferred stock............................................      3.1        3.3         3.3
                                                                            -------    -------     -------
Total equity securities, available-for-sale...............................      7.1        8.1         8.1
                                                                            -------    -------     -------

Fixed maturity securities, held-to-maturity:
Bonds:
United States government and government agencies and authorities..........      0.0        0.0         0.0
States, municipalities and political subdivisions.........................      1.9        1.9         1.9
Foreign governments.......................................................      0.0        0.0         0.0
Public utilities..........................................................     42.5       43.4        42.5
Convertibles and bonds with warrants attached.............................     13.3       11.1        13.3
All other corporate bonds.................................................    657.7      630.4       657.7
Certificates of deposits..................................................      0.0        0.0         0.0
Redeemable preferred stock................................................      0.0        0.0         0.0
                                                                            -------    -------     -------
Total fixed maturity securities, held-to-maturity.........................    715.4      686.8       715.4
                                                                            -------    -------     -------

Equity securities, trading:
Common stocks:
Public utilities..........................................................
Banks, trust and insurance companies......................................
Industrial, miscellaneous and all other...................................
Non-redeemable preferred stock............................................
Total equity securities, trading..........................................      0.0        0.0         0.0
                                                                            -------    -------     -------
Mortgage loans on real estate, net (1)....................................    559.8       XXXX       554.8

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
             OTHER THAN INVESTMENTS IN RELATED PARTIES (continued)

                            As of December 31, 2000
                           (in millions of dollars)



                                                                Amount at Which
                                                                 Shown in the
                                                                 Consolidated
                                            Cost (2)    Value    Balance Sheet
                                            --------   -------   -------------
Real estate, net:
Investment properties (1)...............       23.9       XXXX          23.9
Acquired in satisfaction of debt (1)....        0.0       XXXX           0.0
Policy loans............................      334.2       XXXX         334.2
Other long-term investments (2).........       34.8       XXXX          34.8
Short-term investments..................       21.7       XXXX          21.7
                                            -------    -------       -------
 Total investments......................    2,715.7    1,706.7       2,704.7
                                            =======    =======       =======

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

       As of December 31, 2000, 1999 and 1998 and for the year then ended
                            (in millions of dollars)

                                                                          Future Policy                 Other
                                                             Deferred       Benefits,                   Policy
                                                              Policy      Losses, Claims              Claims and
                                                            Acquisition      and Loss      Unearned    Benefits    Premium
                       Segment                                 Costs         Expenses      Premiums    Payable     Revenue
                       -------                             ------------  ---------------  ---------   ----------   -------
GAAP
2000:
Protection..............................................      $819.3        $2,698.4        $212.0      $11.1      $   28.6
Asset Gathering.........................................       174.8            70.0            --         --            --
                                                              ------        --------        ------      -----      --------
 Total..................................................      $994.1        $2,768.4        $212.0      $11.1      $   28.6
                                                              ------        --------        ------      -----      --------
Statutory Basis
2000:
 Variable Products......................................         N/A        $2,206.0        $  8.8      $16.4      $  945.4
                                                              ------        --------        ------      -----      --------
1999:
 Variable Products......................................         N/A        $1,864.9        $  3.9      $15.4      $  950.8
                                                              ------        --------        ------      -----      --------
1998:
 Variable Products......................................         N/A        $1,651.7        $  2.3      $13.1      $1,272.3
                                                              ------        --------        ------      -----      --------

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

       As of December 31, 2000, 1999 and 1998 and for the year then ended
                            (in millions of dollars)

                                                                                             Amortization of
                                                                            Benefits,        Deferred Policy
                                                                         Claims, Losses,    Acquisition Costs,
                                                                Net            and          Excluding Amounts       Other
                                                            Investment      Settlement     Related to Realized    Operating
                            Segment                           Income         Expenses        Investment Gains      Expenses
                            -------                         ----------   ---------------   -------------------    ---------
GAAP
2000:
Protection..............................................     $215.9         $  242.2             $17.6             $100.5
Asset Gathering.........................................       (2.5)             6.4              16.4               16.3
                                                             ------         --------             -----             ------
 Total..................................................     $213.4         $  248.6             $34.0             $116.8
                                                             ------         --------             -----             ------
Statutory Basis
2000:

 Variable Products......................................     $176.7         $1,185.2               N/A             $389.2
                                                             ------         --------             -----             ------
1999:
 Variable Products......................................     $136.0         $1,238.7               N/A             $334.9
                                                             ------         --------             -----             ------
1998:
 Variable Products......................................     $122.8         $1,661.6               N/A             $302.3
                                                             ------         --------             -----             ------

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                           SCHEDULE IV -- REINSURANCE

                            As of December 31, 2000
                            (in millions of dollars)

                                                                                                                   Percentage
                                                                              Ceded to     Assumed                  of Amount
                                                                     Gross      Other    from Other                  Assumed
                                                                    Amount    Companies   Companies   Net Amount     to Net
                                                                    ------    ---------  ----------   ----------   ----------
GAAP
2000
Life insurance in force.....................................       $98,737.2  $39,495.8     $37.1     $59,278.5       0.1%
                                                                   ---------  ---------     -----     ---------       ---
Premiums:
Life insurance..............................................       $    34.1  $     5.5     $  --     $    28.6       0.0%
Accident and health insurance...............................              --         --        --            --       0.0%
P&C.........................................................              --         --        --            --       0.0%
                                                                   ---------  ---------     -----     ---------       ---
  Total.....................................................       $    34.1  $     5.5     $  --     $    28.6       0.0%
                                                                   =========  =========     =====     =========       ===
Statutory Basis
2000
Life insurance in force.....................................       $96,574.3  $38,059.7     $  --     $58,514.6       0.0%
                                                                   ---------  ---------     -----     ---------       ---
Premiums:
Life insurance..............................................       $ 1,533.6  $   588.1     $  --     $   945.5       0.0%
Accident and health insurance...............................              --         --        --            --       0.0%
P&C.........................................................              --         --        --            --       0.0%
                                                                   ---------  ---------     -----     ---------       ---
  Total.....................................................       $ 1,533.6  $   588.1     $  --     $   945.5       0.0%
                                                                   =========  =========     =====     =========       ===
1999
Life insurance in force.....................................       $74,831.8  $ 8,995.0     $  --     $55,836.8       0.0%
                                                                   ---------  ---------     -----     ---------       ---
Premiums:
Life insurance..............................................       $ 1,545.7  $   594.9     $  --     $   950.8       0.0%
Accident and health insurance...............................              --         --        --            --       0.0%
P&C.........................................................              --         --        --            --       0.0%
                                                                   ---------  ---------     -----     ---------       ---
  Total.....................................................       $ 1,545.7  $   594.9     $  --     $   950.8       0.0%
                                                                   =========  =========     =====     =========       ===

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                            As of December 31, 2000
                            (in millions of dollars)

                                                                                                             Percentage
                                                                         Ceded to     Assumed                 of Amount
                                                                Gross      Other    from Other      Net        Assumed
                                                               Amount    Companies   Companies    Amount       to Net
                                                               ------    ---------  ----------    ------     ----------
1998
Life insurance in force..................................     $62,628.7  $15,302.1      $--      $47,326.6      0.0%
                                                              ---------  ---------      ---      ---------      ---
Premiums:
Life insurance...........................................     $ 1,862.5  $   590.2      $--      $ 1,272.3      0.0%
Accident and health insurance............................            --         --       --             --      0.0%
P&C......................................................            --         --       --             --      0.0%
                                                              ---------  ---------      ---      ---------      ---
  Total..................................................     $ 1,862.5  $   590.2      $--     $  1,272.3      0.0%
                                                              =========  =========      ===      =========      ===

Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                        Report of Independent Auditors

To the Policyholders of
John Hancock Variable Life Account S
  of John Hancock Variable Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International Subaccounts) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 2000, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

February 13, 2001

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000

                                                     International
                             Large Cap     Active       Equity         Small Cap
                               Growth       Bond         Index          Growth
                             Subaccount  Subaccount   Subaccount      Subaccount
                             ----------  ----------  -------------    ----------
Assets
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value....................  $128,183,227 $49,115,293  $35,113,621    $35,777,318
Investments in shares
 of portfolios of
 Outside Trusts, at
 value....................            --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I..........       217,824      21,983       34,739      1,066,885
 Portfolio of Outside
  Trusts..................            --          --           --             --
                            ------------ -----------  -----------    -----------
Total assets..............   128,401,051  49,137,276   35,148,360     36,844,203
Liabilities
Payable to:
 John Hancock Variable
  Life Insurance
  Company.................       214,814      21,266       33,992      1,065,954
 Portfolio of Outside
  Trusts..................            --          --           --             --
Asset charges payable.....         3,010         717          747            931
                            ------------ -----------  -----------    -----------
Total liabilities.........       217,824      21,983       34,739      1,066,885
                            ------------ -----------  -----------    -----------
Net assets................  $128,183,227 $49,115,293  $35,113,621    $35,777,318
                            ============ ===========  ===========    ===========

                               Global      Mid Cap      Large Cap     Money
                              Balanced     Growth         Value       Market
                             Subaccount  Subaccount    Subaccount   Subaccount
                             ----------  ----------    ----------   ----------
Assets
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value........    $3,533,069 $56,033,021  $52,663,086   $189,140,131
Investments in shares of
 portfolios of Outside
 Trusts, at value.........            --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I..........           166   1,062,123       43,811      5,658,510
 Portfolio of Outside
  Trusts..................            --          --           --             --
                              ---------- -----------  -----------   ------------
Total assets..............     3,533,235  57,095,144   52,706,897    194,798,641
Liabilities
Payable to:
 John Hancock Variable
  Life Insurance Company..            69   1,060,694       42,643      5,653,690
 Portfolio of Outside
  Trusts..................            --          --           --             --
Asset charges payable.....            97       1,429        1,168          4,820
                              ---------- -----------  -----------   ------------
Total liabilities.........           166   1,062,123       43,811      5,658,510
                              ---------- -----------  -----------   ------------
Net assets................    $3,533,069 $56,033,021  $52,663,086   $189,140,131
                              ========== ===========  ===========   ============

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                December 31, 2000

                             Mid Cap    Small/Mid Cap  Real Estate     Growth &
                              Value        Growth        Equity         Income
                            Subaccount   Subaccount    Subaccount     Subaccount
                            ----------  -------------  -----------    ----------
Assets
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value....................  $31,539,966  $12,113,014   $17,858,812  $182,636,457
Investments in shares
 of portfolios of
 Outside Trusts, at
 value....................           --           --            --            --
Receivable from:
 John Hancock Variable
  Series Trust I..........       14,549        7,592         9,207       184,566
 Portfolio of Outside
  Trusts..................           --           --            --            --
                            -----------  -----------   -----------  ------------
Total assets..............   31,554,515   12,120,606    17,868,019   182,821,023
Liabilities
Payable to:
 John Hancock Variable
  Life Insurance
  Company.................       13,735        7,211         8,870       178,590
 Portfolio of Outside
  Trusts..................           --           --            --            --
Asset charges payable.....          814          381           337         5,976
                            -----------  -----------   -----------  ------------
Total liabilities.........       14,549        7,592         9,207       184,566
                            -----------  -----------   -----------  ------------
Net assets................  $31,539,966  $12,113,014   $17,858,812  $182,636,457
                            ===========  ===========   ===========  ============

                                        Short-Term      Small Cap  International
                             Managed       Bond          Equity    Opportunities
                            Subaccount  Subaccount     Subaccount   Subaccount
                            ----------  ----------     ----------  -------------
Assets
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value........ $128,889,839  $16,559,672   $26,092,949   $41,366,171
Investments in shares of
 portfolios of Outside
 Trusts, at value.........           --           --            --            --
Receivable from:
 John Hancock Variable
  Series Trust I..........      162,149       18,438       469,529        27,592
 Portfolio of Outside
  Trusts..................           --           --            --            --
                           ------------  -----------   -----------   -----------
Total assets..............  129,051,988   16,578,110    26,562,478    41,393,763
Liabilities
Payable to:
 John Hancock Variable
  Life Insurance Company..      156,559       18,146       468,842        26,560
 Portfolio of Outside
  Trusts..................           --           --            --            --
Asset charges payable.....        5,590          292           687         1,032
                           ------------  -----------   -----------   -----------
Total liabilities.........      162,149       18,438       469,529        27,592
                           ------------  -----------   -----------   -----------
Net assets................ $128,889,839  $16,559,672   $26,092,949   $41,366,171
                           ============  ===========   ===========   ===========

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                December 31, 2000

                                                          Turner      Brandes
                             Equity         Global         Core    International
                              Index          Bond         Growth      Equity
                           Subaccount     Subaccount    Subaccount  Subaccount
                           ----------     ----------    ---------- -------------
Assets
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value................... $160,798,440    $8,150,109            --           --
Investments in shares
 of portfolios of
 Outside Trusts, at
 value...................           --            --   $22,550,873  $36,778,383
Receivable from:
 John Hancock Variable
  Series Trust I.........      142,079         3,841            --           --
 Portfolio of Outside
  Trusts.................           --            --       179,536      109,167
                          ------------    ----------   -----------  -----------
Total assets.............  160,940,519     8,153,950    22,730,409   36,887,550
Liabilities
Payable to:
 John Hancock Variable
  Life Insurance
  Company................      138,139         3,610            --           --
 Portfolio of Outside
  Trusts.................           --            --       179,137      108,613
Asset charges payable....        3,940           231           399          554
                          ------------    ----------   -----------  -----------
Total liabilities........      142,079         3,841       179,536      109,167
                          ------------    ----------   -----------  -----------
Net assets............... $160,798,440    $8,150,109   $22,550,873  $36,778,383
                          ============    ==========   ===========  ===========

                             Frontier      Clifton       Emerging
                             Capital      Enhanced        Markets       Bond
                           Appreciation  U.S. Equity      Equity       Index
                            Subaccount   Subaccount     Subaccount  Subaccount
                           ------------  -----------    ----------  ----------
Assets
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value.......           --            --    $5,278,940  $12,799,604
Investments in shares of
 portfolios of Outside
 Trusts, at value........  $23,632,255   $10,205,351            --           --
Receivable from:
 John Hancock Variable
  Series Trust I.........           --            --        10,248          593
 Portfolio of Outside
  Trusts.................      184,569           882            --           --
                           -----------   -----------    ----------  -----------
Total assets.............   23,816,824    10,206,233     5,289,188   12,800,197
Liabilities
Payable to:
 John Hancock Variable
  Life Insurance
  Company................           --            --        10,112          285
 Portfolio of Outside
  Trusts.................      184,197           743            --           --
Asset charges payable....          372           139           136          308
                           -----------   -----------    ----------  -----------
Total liabilities........      184,569           882        10,248          593
                           -----------   -----------    ----------  -----------
Net assets...............  $23,632,255   $10,205,351    $5,278,940  $12,799,604
                           ===========   ===========    ==========  ===========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000

                                                                                        High          Large Cap
                                                                       Small/mid        Yield         Aggressive   Fundamental
                                                                        Cap CORE        Bond            Growth        Growth
                                                                       Subaccount    Subaccount       Subaccount    Subaccount
                                                                       ----------   -------------     ----------   ------------
Assets
Investments in shares of portfolios of John Hancock Variable
   Series Trust I, at  value.......................................... $2,657,431   $   4,742,004     $  344,987   $  2,013,134
Investments in shares of portfolios of Outside Trusts, at value.......         --              --             --             --
Receivable from:
   John Hancock Variable Series Trust I...............................     13,675          11,348             11             41
   Portfolio of Outside Trusts........................................         --              --             --             --
                                                                       ----------   -------------     ----------   ------------
Total assets..........................................................  2,671,106       4,753,352        344,998      2,013,175
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company.......................     13,617          11,231             --             --
   Portfolio of Outside Trusts........................................         --              --             --             --
Asset charges payable.................................................         58             117             11             41
                                                                       ----------   -------------     ----------   ------------
Total liabilities.....................................................     13,675          11,348             11             41
                                                                       ----------   -------------     ----------   ------------
Net assets............................................................ $2,657,431   $   4,742,004     $  344,987   $  2,013,134
                                                                       ==========   =============     ==========   ============

                                                                                      American
                                                                                    Leaders Large      AIM V.I.    Fidelity VIP
                                                                       Core Bond      Cap Value          Value        Growth
                                                                       Subaccount    Subaccount       Subaccount    Subaccount
                                                                       ----------   -------------     ----------   ------------
Assets
Investments in shares of portfolios of John Hancock Variable
   Series Trust I, at value........................................... $   16,062   $     553,446             --             --
Investments in shares of portfolios of Outside Trusts, at value.......         --              --     $1,164,444   $  1,517,758
Receivable from:
   John Hancock Variable Series Trust I...............................        564              21             --             --
 Portfolio of Outside Trusts..........................................         --              --             25         63,072
                                                                       ----------   -------------     ----------   ------------
Total assets..........................................................     16,626         553,467      1,164,469      1,580,830
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company.......................        564              --             --             --
 Portfolio of Outside Trusts..........................................         --              --             --         63,030
Asset charges payable.................................................         --              21             25             42
                                                                       ----------   -------------     ----------   ------------
Total liabilities.....................................................        564              21             25         63,072
                                                                       ----------   -------------     ----------   ------------
Net assets............................................................ $   16,062   $     553,446     $1,164,444   $  1,517,758
                                                                       ==========   =============     ==========   ============

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000

                                                                          Janus       Janus Aspen    MFS New
                                                      Fidelity VIP II     Aspen        Worldwide    Discovery      Templeton
                                                        Contrafund     Global Tech      Growth        Series     International
                                                        Subaccount      Subaccount     Subaccount   Subaccount    Subaccount
                                                      ---------------  ------------   -----------   ----------   -------------
Assets
Investments in shares of portfolios of John Hancock
Variable Series Trust I, at value..................                --            --            --           --              --
Investments in shares of portfolios of
 Outside Trusts, at value..........................   $     1,006,617      $442,306   $ 1,038,378   $1,178,457   $     870,339
Receivable from:
 John Hancock Variable Series Trust I..............                --            --            --           --              --
 Portfolio of Outside Trusts.......................                40            16            32           32              31
                                                      ---------------      --------   -----------   ----------   -------------
Total assets.......................................         1,006,657       442,322     1,038,410    1,178,489         870,370
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company......                --            --            --           --              --
 Portfolio of Outside Trusts.......................                14            --            --           32              --
Asset charges payable..............................                26            16            32           --              31
                                                      ---------------      --------   -----------   ----------   -------------
Total liabilities..................................                40            16            32           32              31
                                                      ---------------      --------   -----------   ----------   -------------
Net assets.........................................   $     1,006,617      $442,306   $ 1,038,378   $1,178,457   $     870,339
                                                      ===============      ========   ===========   ==========   =============

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                           STATEMENTS OF OPERATIONS

                     Years and periods ended December 31,

                                              Large Cap Growth Subaccount                  Active Bond Subaccount
                                        ----------------------------------------   ---------------------------------------
                                            2000          1999          1998           2000          1999           1998
                                        -------------  ------------  ------------  -------------  -----------   -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.. $ 20,421,555   $17,558,034   $ 6,312,073   $  2,372,089   $ 2,851,613    $2,190,901
 Portfolio of Outside Trusts...........           --            --            --             --            --            --
                                        ------------   -----------   -----------   ------------   -----------    ----------
Total investment income................   20,421,555    17,558,034     6,312,073      2,372,089     2,851,613     2,190,901
Expenses:
 Mortality and expense risks...........     (433,387)     (324,595)     (168,652)       (92,625)     (126,407)      (93,556)
                                        ------------   -----------   -----------   ------------   -----------    ----------
Net investment income..................   19,988,168    17,233,439     6,143,421      2,279,464     2,725,206     2,097,345
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)...........    5,243,833     5,003,007     1,750,881     (1,159,229)   (1,391,910)      185,230
 Net unrealized appreciation
  (depreciation) during the period.....  (53,885,375)   (2,053,672)    8,041,022      2,598,926    (1,837,190)     (378,058)
                                        ------------   -----------   -----------   ------------   -----------    ----------
Net realized and unrealized gain
 (loss) on investments.................  (48,641,542)    2,949,335     9,791,903      1,439,697    (3,229,100)     (192,828)
                                        ------------   -----------   -----------   ------------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations............. $(28,653,374)  $20,182,774   $15,935,324   $  3,719,161   $  (503,894)   $1,904,517
                                        ============   ===========   ===========   ============   ===========    ==========

                                         International Equity Index Subaccount            Small Cap Growth Subaccount
                                        ----------------------------------------   ----------------------------------------
                                            2000          1999           1998          2000          1999           1998
                                        ------------   -----------   -----------   -----------    -----------    ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.. $  1,780,524   $   936,475   $ 1,930,710  $  3,489,821   $  3,697,955            --
 Portfolio of Outside Trusts...........           --            --            --            --             --            --
                                        ------------   -----------   -----------  ------------   ------------    ----------
Total investment income................    1,780,524       936,475     1,930,710     3,489,821      3,697,955            --
Expenses:
 Mortality and expense risks...........     (112,998)      (81,058)      (45,651)     (135,490)       (60,221)   $  (22,593)
                                        ------------   -----------   -----------  ------------   ------------    ----------
Net investment income (loss)...........    1,667,526       855,417     1,885,059     3,354,331      3,637,734       (22,593)
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains....................      670,269       753,750       152,030     2,830,901      2,548,944        58,729
 Net unrealized appreciation
  (depreciation) during the period.....   (8,622,825)    4,871,167        78,480   (17,022,592)     3,920,455     1,070,805
                                        ------------   -----------   -----------  ------------   ------------    ----------
Net realized and unrealized gain
 (loss) on investments.................   (7,952,556)    5,624,917       230,510    (4,191,691)     6,469,399     1,129,534
                                        ------------   -----------   -----------  ------------   ------------    ----------
Net increase (decrease) in net assets
 resulting from operations............. $ (6,285,030)  $ 6,480,334  $  2,115,569  $(10,837,360)  $ 10,107,133    $1,106,941
                                        ============   ===========  ============  ============   ============    ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                     Years and periods ended December 31,


                                                     Global Balanced Subaccount               Mid Cap Growth Subaccount
                                               --------------------------------------  ---------------------------------------
                                                   2000        1999          1998          2000          1999          1998
                                               ----------   -----------   -----------  ------------   -----------   ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.......   $  191,397   $   372,766   $   185,760  $  9,182,305   $ 6,491,783   $1,114,374
 Portfolio of Outside Trusts................           --            --            --            --            --           --
                                               ----------   -----------   -----------  ------------   -----------   ----------
Total investment income.....................      191,397       372,766       185,760     9,182,305     6,491,783    1,114,374
Expenses:
 Mortality and expense risks................       15,646        13,792         9,687       243,927       102,248       26,123
                                               ----------   -----------   -----------  ------------   -----------   ----------
Net investment income.......................      175,751       358,974       176,073     8,938,378     6,389,535    1,088,251
Net realized and unrealized gain
 on investments:
 Net realized gains (losses)................     (506,008)       15,640        24,206     8,113,159     5,188,018      599,619
 Net unrealized appreciation (depreciation)
  during the period.........................     (109,325)     (173,912)      147,461   (49,252,941)   15,078,681    1,184,263
                                               ----------   -----------   -----------  ------------   -----------   ----------
Net realized and unrealized gain
 (loss) on investments......................     (615,333)     (158,272)      171,667   (41,139,782)   20,266,699    1,783,882
                                               ----------   -----------   -----------  ------------   -----------   ----------
Net increase (decrease) in net  assets
 resulting from operations..................    $(439,582)  $   200,702   $   347,740  $(32,201,404)  $26,656,234   $2,872,133
                                               ==========   ===========   ===========  ============   ===========   ==========

                                                     Large Cap Value Subaccount               Money Market Subaccount
                                               --------------------------------------  ---------------------------------------
                                                   2000        1999          1998          2000          1999          1998
                                               ----------   -----------   -----------  ------------  ------------   ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.......   $2,639,356   $ 1,809,072   $   797,874  $  5,765,606  $  3,279,928   $1,854,829
 Portfolio of Outside Trusts................           --            --            --            --            --           --
                                               ----------   -----------   -----------  ------------  ------------   ----------
Total investment income.....................    2,639,356     1,809,072       797,874     5,765,606     3,279,928    1,854,829
Expenses:
 Mortality and expense risks................      109,830        88,877        41,415       328,559       291,398      167,813
                                               ----------   -----------   -----------  ------------  ------------   ----------
Net investment income.......................    2,529,526     1,720,195       756,459     5,437,047     2,988,530    1,687,016
Net realized and  unrealized gain
 (loss) on investments:
 Net realized gains (losses)................     (861,398)      705,454       330,827            --            --           --
 Net unrealized appreciation (depreciation)
  during the period.........................    3,840,473    (2,181,112)      145,355            --            --           --
                                               ----------   -----------   -----------  ------------  ------------   ----------
Net realized and unrealized gain
 (loss) on investments......................    2,979,075    (1,475,658)      476,182            --            --           --
                                               ----------   -----------   -----------  ------------  ------------   ----------
Net increase in net assets resulting from
 operations.................................   $5,508,601   $   244,537   $1, 232,641  $  5,437,047  $  2,988,530   $1,687,016
                                               ==========   ===========   ===========  ============  ============   ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                    Mid Cap Value Subaccount             Small/mid Cap Growth Subaccount
                                              ------------------------------------   ----------------------------------------
                                                 2000        1999         1998           2000          1999           1998
                                              ----------  -----------  ------------  -------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.......  $3,243,126  $  110,190   $   120,469   $  1,246,873   $ 1,421,656       $142,469
 Portfolio of Outside Trusts................          --          --            --             --            --             --
                                              ----------  ----------   -----------   ------------   -----------    -----------
Total investment income.....................   3,243,126     110,190       120,469      1,246,873     1,421,656        142,469
Expenses:
 Mortality and expense risks................      84,295      68,611        45,020         39,985        32,995         34,432
                                              ----------  ----------   -----------   ------------   -----------    -----------
Net investment income.......................   3,158,831      41,579        75,449      1,206,888     1,388,661        108,037
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)................   2,578,812    (860,332)     (538,516)      (652,532)       13,375        232,246
 Net unrealized appreciation (depreciation)
  during the period.........................     689,275   1,757,919      (830,390)       119,763    (1,001,208)       236,333
                                              ----------  ----------   -----------   ------------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments................................   3,268,087     897,587    (1,368,906)      (532,769)     (987,833)       468,579
                                              ----------  ----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations..................  $6,426,918  $  939,166   $(1,293,457)  $    674,119   $   400,828       $576,616
                                              ==========  ==========   ===========   ============   ===========    ===========


                                                 Real Estate Equity Subaccount            Growth & Income Subaccount
                                              -----------------------------------   ----------------------------------------
                                                 2000       1999         1998           2000          1999           1998
                                              ----------  ----------  ------------  -------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.......  $1,569,398  $ 544,845   $   305,783   $ 34,126,174   $23,565,679    $ 9,266,175
 Portfolio of Outside Trusts................          --         --            --             --            --             --
                                              ----------  ---------   -----------   ------------   -----------    -----------
Total investment income.....................   1,569,398    544,845       305,783     34,126,174    23,565,679      9,266,175
Expenses:
 Mortality and expense risks................      45,265     29,468        22,716        844,779       715,377        290,361
                                              ----------  ---------   -----------   ------------   -----------    -----------
Net investment income.......................   1,524,133    515,377       283,067     33,281,395    22,850,302      8,975,814
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)................   1,851,413   (735,504)     (454,979)     2,197,930     6,207,253      2,061,212
 Net unrealized appreciation (depreciation)
  during the period.........................   1,041,612     80,925      (698,676)   (63,700,088)   (5,814,839)     7,759,307
                                              ----------  ---------   -----------   ------------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments................................   2,893,025   (654,579)   (1,153,655)   (61,502,158)      392,414      9,820,519
                                              ----------  ---------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations..................  $4,417,158  $(139,202)  $  (870,588)  $(28,220,763)  $23,242,716    $18,796,333
                                              ==========  =========   ===========   ============   ===========    ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,



                                                        Managed Subaccount                    Short-term Bond Subaccount
                                              ---------------------------------------  -----------------------------------------
                                                  2000          1999          1998         2000           1999           1998
                                              -------------  ------------  ----------  --------------  ------------  --------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.......  $ 13,844,402   $11,251,980   $3,606,186     $  920,563   $   957,614    $   977,164
 Portfolio of Outside Trusts................            --            --           --             --            --             --
                                              ------------   -----------   ----------  -------------   -----------    -----------
Total investment income.....................    13,844,402    11,251,980    3,606,186        920,563       957,614        977,164
Expenses:
 Mortality and expense risks................       686,633       495,544      121,905         37,022        50,128         50,947
                                              ------------   -----------   ----------  -------------   -----------    -----------
Net investment income.......................    13,157,769    10,756,436    3,484,281        883,541       907,486        926,217
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)................      (233,751)    2,233,258      278,186       (210,780)     (441,667)        24,740
 Net unrealized appreciation (depreciation)
  during the period.........................   (13,708,391)   (6,419,069)   1,791,231        451,906       (85,754)      (136,999)
                                              ------------   -----------   ----------  -------------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments................................   (13,942,142)   (4,185,811)   2,069,417        241,126      (527,421)      (112,259)
                                              ------------   -----------   ----------  -------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................  $   (784,373)  $ 6,570,625   $5,553,698     $1,124,667   $   380,065    $   813,958
                                              ============   ===========   ==========  =============   ===========    ===========





                                                     Small Cap Equity Subaccount       International Opportunities Subaccount
                                                 -----------------------------------   ---------------------------------------
                                                    2000         1999        1998          2000           1999          1998
                                                 ------------  ----------  ----------  --------------  -----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I........... $ 2,024,209   $ 409,324   $  47,350   $  2,592,009    $2,096,195    $  103,399
 Portfolio of Outside Trusts....................          --          --          --             --            --            --
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Total investment income.........................   2,024,209     409,324      47,350      2,592,009     2,096,195       103,399
Expenses:
 Mortality and expense risks....................      89,912      64,613      33,335        134,950        90,191        50,003
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net investment income...........................   1,934,297     344,711      14,015      2,457,059     2,006,004        53,396
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)....................    (158,893)   (979,002)     (9,919)     2,209,044     1,907,809       191,495
 Net unrealized appreciation (depreciation)
  during the period.............................  (4,241,216)    325,684    (523,693)   (11,479,826)    3,818,953     1,108,416
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net realized and unrealized gain (loss) on
 investments....................................  (4,400,109)   (653,318)   (533,612)    (9,270,782)    5,726,762     1,299,911
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net increase (decrease) in net assets resulting
 from operations................................ $(2,465,812)  $(308,607)  $(519,597)  $ (6,813,723)   $7,732,766    $1,353,307
                                                 ===========   =========   =========   ============    ==========    ==========



See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                        Equity Index Subaccount                Global Bond Subaccount
                                                 --------------------------------------  ------------------------------------
                                                     2000          1999         1998        2000          1999          1998
                                                 -------------  -----------  ----------  ------------  ------------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.........   $  8,279,123   $ 5,839,023  $1,337,750    $ 459,052   $   460,088    $303,545
 Portfolio of Outside Trusts..................             --            --          --           --            --          --
                                                 ------------   -----------  ----------  -----------   -----------    --------
Total investment income.......................      8,279,123     5,839,023   1,337,750      459,052       460,088     303,545
Expenses:
 Mortality and expense risks..................        552,681       335,573     126,021       28,858        35,321      19,894
                                                 ------------   -----------  ----------  -----------   -----------    --------
Net investment income.........................      7,726,442     5,503,450   1,211,729      430,194       424,767     283,651
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)..................      4,357,007     7,681,081     691,270     (302,157)     (204,675)     81,659
 Net unrealized appreciation (depreciation)
  during the period...........................    (30,073,491)    4,678,509   6,098,919      688,537      (433,526)     43,608
                                                 ------------   -----------  ----------  -----------   -----------    --------
Net realized and unrealized gain (loss)
  on investments..............................    (25,716,484)   12,359,590   6,790,189      386,380      (638,201)    125,267
                                                 ------------   -----------  ----------  -----------   -----------    --------
Net increase (decrease) in net assets
 resulting from operations....................   $(17,990,042)  $17,863,040  $8,001,918    $ 816,574   $  (213,434)   $408,918
                                                 ============   ===========  ==========  ===========   ===========    ========

                                                    Turner Core Growth Subaccount     Brandes International Equity Subaccount
                                                  ----------------------------------  ----------------------------------------
                                                     2000          1999       1998        2000            1999          1998
                                                  ------------  ----------  --------  --------------  ------------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..........   $        --   $       --  $     --   $        --     $       --     $     --
 Portfolio of Outside Trusts...................     3,134,021    1,349,358    84,940     2,849,758        549,978       32,677
                                                  -----------   ----------  --------   -----------     ----------     --------
Total investment income........................     3,134,021    1,349,358    84,940     2,849,758        549,978       32,677
Expenses:
 Mortality and expense risks...................        61,261       33,920     7,737        57,452         34,297        7,502
                                                  -----------   ----------  --------   -----------     ----------     --------
Net investment income..........................     3,072,760    1,315,438    77,203     2,792,306        515,681       25,175
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains............................     2,749,177    1,038,462   156,278     1,629,793        507,727       12,541
 Net unrealized appreciation (depreciation)
  during the period............................    (8,773,256)   1,626,646   562,620    (2,602,173)     3,486,097      (26,022)
                                                  -----------   ----------  --------   -----------     ----------     --------
Net realized and unrealized gain (loss)
 on investments................................    (6,024,079)   2,665,108   718,898      (972,380)     3,993,824      (13,481)
                                                  -----------   ----------  --------   -----------     ----------     --------
Net increase (decrease) in net assets
 resulting from operations.....................   $(2,951,319)  $3,980,546  $796,101   $ 1,819,926     $4,509,505     $ 11,694
                                                  ===========   ==========  ========   ===========     ==========     ========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                             Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                             -----------------------------------------   ----------------------------------------
                                                 2000            1999         1998           2000            1999          1998
                                             --------------  ------------  ------------  --------------  ------------  ------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......   $        --     $       --    $      --     $        --     $       --     $     --
 Portfolio of Outside Trusts...............     5,801,558        487,465       34,738       1,412,843        532,067       72,302
                                              -----------     ----------    ---------     -----------     ----------     --------
Total investment income....................     5,801,558        487,465       34,738       1,412,843        532,067       72,302
Expenses:
 Mortality and expense risks...............        54,938         37,471       24,841          19,820         13,930        4,069
                                              -----------     ----------    ---------     -----------     ----------     --------
Net investment income......................     5,746,620        449,994        9,897       1,393,023        518,137       68,233
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)...............     4,402,175        624,068     (445,752)        132,736        264,436       87,723
 Net unrealized appreciation
  (depreciation) during the period.........    (9,587,258)     3,431,408      432,064      (2,553,428)       151,562       89,677
                                              -----------     ----------    ---------     -----------     ----------     --------
Net realized and unrealized gain (loss) on
 investments...............................    (5,185,083)     4,055,476      (13,688)     (2,420,692)       415,998      177,400
                                              -----------     ----------    ---------     -----------     ----------     --------
Net increase (decrease) in net assets
 resulting from operations.................   $   561,537     $4,505,470    $  (3,791)    $(1,027,669)    $  934,135     $245,633
                                              ===========     ==========    =========     ===========     ==========     ========

                                             EMERGING MARKETS EQUITY SUBACCOUNT        BOND INDEX SUBACCOUNT
                                             -----------------------------------  -------------------------------
                                                2000          1999      1998*       2000       1999        1998*
                                             ------------  ----------  ---------  ---------  ----------  --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....   $   454,929   $  137,724  $    522   $514,721   $ 140,772    $ 23,842
 Portfolio of Outside Trusts..............            --           --        --         --          --          --
                                             -----------   ----------  --------   --------   ---------    --------
Total investment income...................       454,929      137,724       522    514,721     140,772      23,842
Expenses:
 Mortality and expense risks..............        22,702        5,465       387     27,209      10,636         937
                                             -----------   ----------  --------   --------   ---------    --------
Net investment income.....................       432,227      132,259       135    487,512     130,136      22,905
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..............    (1,410,734)     663,998   (45,975)   (53,751)   (104,174)      1,002
 Net unrealized appreciation
  (depreciation) during the period........    (2,006,595)     432,248     2,289    472,128     (78,192)    (10,217)
                                             -----------   ----------  --------   --------   ---------    --------
Net realized and unrealized gain (loss)
    on investments........................    (3,417,329)   1,096,246   (43,686)   418,377    (182,366)     (9,215)
                                             -----------   ----------  --------   --------   ---------    --------
Net increase (decrease) in net assets
 resulting from operations................   $(2,985,102)  $1,228,505  $(43,551)  $905,889   $ (52,230)   $ 13,690
                                             ===========   ==========  ========   ========   =========    ========

-------------------------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                               Small/Mid Cap CORE Subaccount       High Yield Bond Subaccount
                                                              -------------------------------   ---------------------------------
                                                                2000        1999      1998*       2000        1999        1998*
                                                              ---------   --------   --------   ---------   ---------    --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....................    $ 106,135   $ 54,784         --   $ 373,904   $ 352,641    $ 88,721
 Portfolio of Outside Trusts..............................           --         --         --          --          --          --
                                                              ---------   --------   --------   ---------   ---------    --------
Total investment income...................................      106,135     54,784         --     373,904     352,641      88,721
Expenses:
 Mortality and expense risks..............................        5,370      2,073   $    535      14,689      12,206       1,962
                                                              ---------   --------   --------   ---------   ---------    --------
Net investment income (loss)..............................      100,765     52,711       (535)    359,215     340,435      86,759
Net realized and unrealized gain (loss) on investments:
 Net realized gains (losses)..............................       52,147     65,733    (25,196)   (207,326)     42,365      64,824
 Net unrealized appreciation (depreciation) during the
  period..................................................     (145,708)   (10,735)    18,718    (650,931)   (139,659)    149,416
                                                              ---------   --------   --------   ---------   ---------    --------
Net realized and unrealized gain (loss) on investments....      (93,561)    54,998     (6,478)   (858,257)    (97,294)    214,240
                                                              ---------   --------   --------   ---------   ---------    --------
Net increase (decrease) in net assets resulting
 from operations..........................................    $   7,204   $107,709   $ (7,013)  $(499,042)  $ 243,141    $300,999
                                                              =========   ========   ========   =========   =========    ========

                                                                                                                    American
                                                                       Large Cap      Fundamental                 Leaders Large
                                                                   Aggressive Growth     Growth     Core Bond       Cap Value
                                                                      Subaccount       Subaccount   Subaccount     Subaccount
                                                                   -----------------  -----------  -----------  ----------------
                                                                           2000**          2000***     2000****        2000****
                                                                   -----------------  -----------  -----------  ----------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....................                $  6,164       $ 206,294       $254          $ 3,426
 Portfolio of Outside Trusts..............................                      --              --         --               --
                                                                          --------       ---------       ----          -------
Total investment income...................................                   6,164         206,294        254            3,426
Expenses:
 Mortality and expense risks..............................                     260           1,175          7              682
                                                                          --------       ---------       ----          -------
Net investment income.....................................                   5,904         205,119        247            2,744
Net realized and unrealized gain (loss) on investments:
 Net realized gains (losses)..............................                 (11,798)        (46,349)        89            8,325
 Net unrealized appreciation (depreciation)
   during the period......................................                 (37,617)       (568,635)        96            9,977
                                                                          --------       ---------       ----          -------
Net realized and unrealized gain (loss) on investments....                 (49,415)       (614,984)       185           18,302
                                                                          --------       ---------       ----          -------
Net increase (decrease) in net assets resulting
 from operations..........................................                $(43,511)      $(409,865)      $432          $21,046
                                                                          ========       =========       ====          =======

 ___________________________________________

     * From May 1, 1998 (commencement of operations).
    ** From April 24, 2000 (commencement of operations).
   *** From April 28, 2000 (commencement of operations).
  **** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                            AIM V.I.                          Fidelity VIP II
                                                             Value      Fidelity VIP Growth      Contrafund      Janus Aspen Global
                                                           Subaccount        Subaccount          Subaccount        Tech Subaccount
                                                          ------------  --------------------  ----------------  --------------------
                                                             2000**            2000**              2000**              2000***
                                                          ------------  --------------------  ----------------  --------------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.................             --               --                   --                 --
 Portfolio of Outside Trusts..........................      $  48,587               --                   --          $   2,686
                                                            ---------       ----------             --------          ---------
Total investment income...............................         48,587               --                   --              2,686
Expenses:
 Mortality and expense risks..........................            954        $   1,420             $  1,017                658
                                                            ---------        ---------             --------          ---------
Net investment income (loss)..........................         47,633           (1,420)              (1,017)             2,028
Net realized and unrealized (loss) on investments:
 Net realized (losses)................................        (54,358)          (8,731)             (11,057)           (69,974)
 Net unrealized (depreciation) during the period......       (101,244)        (156,818)             (35,244)           (98,497)
                                                            ---------        ---------             --------          ---------
Net realized and unrealized (loss) on investments.....       (155,602)        (165,549)             (46,301)          (168,471)
                                                            ---------        ---------             --------          ---------
Net (decrease) in net assets resulting from
 operations...........................................      $(107,969)       $(166,969)            $(47,318)         $(166,443)
                                                            =========        =========             ========          =========

                                                                                       Janus Aspen   MFS New
                                                                                        Worldwide   Discovery      Templeton
                                                                                          Growth      Series     International
                                                                                       Subaccount   Subaccount    Subaccount
                                                                                       -----------  ----------  ---------------
                                                                                         2000***      2000**        2000**
                                                                                       -----------  ----------  ---------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I............................................              --           --            --
 Portfolio of Outside Trusts.....................................................       $  18,937           --            --
                                                                                        ---------     --------       -------
Total investment income..........................................................          18,937           --            --
Expenses:
 Mortality and expense risks.....................................................           1,396     $  1,349       $   640
                                                                                        ---------     --------       -------
Net investment income (loss).....................................................          17,541       (1,349)         (640)
Net realized and unrealized gain (loss) on investments:
 Net realized gains (losses).....................................................        (140,835)      16,026        11,899
 Net unrealized appreciation (depreciation) during the period....................         (61,721)     (94,403)       15,320
                                                                                        ---------     --------       -------
Net realized and unrealized gain (loss) on investments...........................        (202,556)     (78,377)       27,219
                                                                                        ---------     --------       -------
Net increase (decrease) in net assets resulting from operations..................       $(185,015)    $(79,726)      $26,579
                                                                                        =========     ========       =======

 ___________________________________________

 ** From April 24, 2000 (commencement of operations).
*** From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                     Years and periods ended December 31,

                                                Large Cap Growth Subaccount                       Active Bond Subaccount
                                        -------------------------------------------     -------------------------------------------
                                            2000            1999           1998             2000            1999           1998
                                        -------------   ------------   ------------     ------------    ------------   ------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $  19,988,168   $ 17,233,439   $  6,143,421     $  2,279,464    $  2,725,206   $  2,097,345
 Net realized gains (losses)..........      5,243,833      5,003,007      1,750,881       (1,159,229)     (1,391,910)       185,230
 Net unrealized appreciation
  (depreciation) during the
  period..............................    (53,885,375)    (2,053,672)     8,041,022        2,598,926      (1,837,190)      (378,058)
                                        -------------   ------------   ------------     ------------    ------------   ------------
Net increase (decrease) in net assets
 resulting from operations............    (28,653,374)    20,182,774     15,935,324        3,719,161        (503,894)     1,904,517
From policyholder transactions:
 Net premiums from
  policyholders.......................    143,098,730     75,667,981     29,859,648       37,518,244      74,595,720     38,567,292
 Net benefits to policyholders........   (101,783,680)   (45,347,424)   (13,281,028)     (30,443,585)    (68,312,320)   (27,391,317)
                                        -------------   ------------   ------------     ------------    ------------   ------------
Net increase in net assets resulting
 from policyholder transactions.......     41,315,050     30,320,557     16,578,620        7,074,659       6,283,400     11,175,975
                                        -------------   ------------   ------------     ------------    ------------   ------------
Net increase in net assets............     12,661,676     50,503,331     32,513,944       10,793,820       5,779,506     13,080,492
Net assets at beginning of period.....    115,521,551     65,018,220     32,504,276       38,321,473      32,541,967     19,461,475
                                        -------------   ------------   ------------     ------------    ------------   ------------
Net assets at end of period...........  $ 128,183,227   $115,521,551   $ 65,018,220     $ 49,115,293    $ 38,321,473   $ 32,541,967
                                        =============   ============   ============     ============    ============   ============

                                           International Equity Index Subaccount                Small Cap Growth Subaccount
                                        -------------------------------------------     -------------------------------------------
                                            2000            1999           1998             2000            1999           1998
                                        -------------   ------------   ------------     ------------    ------------   ------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss).........   $  1,667,526   $    855,417   $ 1,885,059      $   3,354,331   $  3,637,734    $   (22,593)
 Net realized gains...................        670,269        753,750       152,030          2,830,901      2,548,944         58,729
 Net unrealized appreciation
  (depreciation) during the
  period..............................     (8,622,825)     4,871,167        78,480        (17,022,592)     3,920,455      1,070,805
                                         ------------   ------------   -----------      -------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations............     (6,285,030)     6,480,334     2,115,569        (10,837,360)    10,107,133      1,106,941
From policyholder transactions:
 Net premiums from
  policyholders.......................     80,381,214     53,332,374    10,034,119        135,469,377     52,637,861     12,088,047
 Net benefits to policyholders........    (72,181,237)   (39,209,664)   (8,344,107)      (119,877,527)   (40,800,272)    (6,621,834)
                                         ------------   ------------   -----------      -------------   ------------    -----------
Net increase in net assets resulting
 from policyholder transactions.......      8,199,977     14,122,710     1,690,012         15,591,850     11,837,589      5,466,213
                                         ------------   ------------   -----------      -------------   ------------    -----------
Net increase in net assets............      1,914,947     20,603,044     3,805,581          4,754,490     21,944,722      6,573,154
Net assets at beginning of period.....     33,198,674     12,595,630     8,790,049         31,022,828      9,078,106      2,504,952
                                         ------------   ------------   -----------      -------------   ------------    -----------
Net assets at end of period...........   $ 35,113,621   $ 33,198,674   $12,595,630      $  35,777,318   $ 31,022,828    $ 9,078,106
                                         ============   ============   ===========      =============   ============    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                           Global Balanced Subaccount                       Mid Cap Growth Subaccount
                                     ---------------------------------------       ------------------------------------------------
                                        2000          1999          1998               2000               1999             1998
                                     -----------   -----------   -----------       -------------      ------------      -----------
Increase (decrease) in net assets
 from operations:
 Net investment income.............  $   175,751   $   358,974   $   176,073       $   8,938,378      $  6,389,535      $ 1,088,251
 Net realized gains (losses).......     (506,008)       15,640        24,206           8,113,159         5,188,018          599,619
 Net unrealized appreciation
  (depreciation) during the
  period...........................     (109,325)     (173,912)      147,461         (49,252,941)       15,078,681        1,184,263
                                     -----------   -----------   -----------       -------------      ------------      -----------
Net increase (decrease) in net
 assets resulting from operations..     (439,582)      200,702       347,740         (32,201,404)       26,656,234        2,872,133
From policyholder transactions:
 Net premiums from
  policyholders....................    8,122,728     6,295,052     3,163,316         196,712,586        65,183,285       11,323,614
 Net benefits to policyholders.....   (8,741,933)   (5,007,225)   (1,882,974)       (171,977,777)      (41,018,347)      (5,132,055)
                                     -----------   -----------   -----------       -------------      ------------      -----------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions.........     (619,205)    1,287,827     1,280,342          24,734,809        24,164,938        6,191,559
                                     -----------   -----------   -----------       -------------      ------------      -----------
Net increase (decrease) in net
 assets............................   (1,058,787)    1,488,529     1,628,082          (7,466,595)       50,821,172        9,063,692
Net assets at beginning of period..    4,591,856     3,103,327     1,475,245          63,499,616        12,678,444        3,614,752
                                     -----------   -----------   -----------       -------------      ------------      -----------
Net assets at end of period........  $ 3,533,069   $ 4,591,856   $ 3,103,327       $  56,033,021      $ 63,499,616      $12,678,444
                                     ===========   ===========   ===========       =============      ============      ===========

                                            Large Cap Value Subaccount                         Money Market Subaccount
                                     -----------------------------------------     ------------------------------------------------
                                         2000           1999          1998              2000             1999             1998
                                     ------------   ------------   -----------     ---------------   -------------   --------------
Increase (decrease) in net assets
 from operations:
 Net investment income.............  $  2,529,526   $  1,720,195   $   756,459     $     5,437,047   $   2,988,530    $   1,687,016
 Net realized gains (losses).......      (861,398)       705,454       330,827                  --              --               --
 Net unrealized appreciation
  (depreciation) during the
  period...........................     3,840,473     (2,181,112)      145,355                  --              --               --
                                     ------------   ------------   -----------     ---------------   -------------    -------------
Net increase in net assets
 resulting from operations.........     5,508,601        244,537     1,232,641           5,437,047       2,988,530        1,687,016
From policyholder transactions:
 Net premiums from
  policyholders....................    88,007,994     37,432,039    15,144,316       1,369,116,199     890,376,545      340,377,358
 Net benefits to policyholders.....   (67,960,426)   (27,199,179)   (4,937,583)     (1,246,419,884)   (918,869,964)    (269,723,839)
                                     ------------   ------------   -----------     ---------------   -------------    -------------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions.........    20,047,568     10,232,860    10,206,733         122,696,315     (28,493,419)      70,653,519
                                     ------------   ------------   -----------     ---------------   -------------    -------------
Net increase (decrease) in net
 assets............................    25,556,169     10,477,397    11,439,374         128,133,362     (25,504,889)      72,340,535
Net assets at beginning of period..    27,106,917     16,629,520     5,190,146          61,006,769      86,511,658       14,171,123
                                     ------------   ------------   -----------     ---------------   -------------    -------------
Net assets at end of period........  $ 52,663,086   $ 27,106,917   $16,629,520     $   189,140,131   $  61,006,769    $  86,511,658
                                     ============   ============   ===========     ===============   =============    =============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                   Mid Cap Value Subaccount                 Small/mid Cap Growth Subaccount
                                           -----------------------------------------   --------------------------------------------
                                               2000           1999          1998           2000           1999            1998
                                           -------------  -------------  -----------   -------------  -------------  --------------
Increase (decrease) in net assets
 from operations:
 Net investment income.................    $  3,158,831   $     41,579   $    75,449   $  1,206,888    $ 1,388,661       $  108,037
 Net realized gains (losses)...........       2,578,812       (860,332)     (538,516)      (652,532)        13,375          232,246
 Net unrealized appreciation
  (depreciation) during the period.....         689,275      1,757,919      (830,390)       119,763     (1,001,208)         236,333
                                           ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from operations.............       6,426,918        939,166    (1,293,457)       674,119        400,828          576,616
From policyholder transactions:
 Net premiums from policyholders.......      87,480,655     32,024,751    18,837,112     27,528,989     11,809,133        4,563,154
 Net benefits to policyholders.........     (81,506,140)   (29,579,995)   (7,855,945)   (26,015,925)    (9,775,543)      (6,481,542)
                                           ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions..........................       5,974,515      2,444,756    10,981,167      1,513,064      2,033,590       (1,918,388)
                                           ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets..      12,401,433      3,383,922     9,687,710      2,187,183      2,434,418       (1,341,772)
Net assets at beginning of period......      19,138,533     15,754,611     6,066,901      9,925,831      7,491,413        8,833,185
                                           ------------   ------------   -----------   ------------   ------------    -------------
Net assets at end of period............    $ 31,539,966   $ 19,138,533   $15,754,611   $ 12,113,014    $ 9,925,831      $ 7,491,413
                                           ============   ============   ===========   ============   ============    =============

                                                 Real Estate Equity Subaccount                 Growth & Income Subaccount
                                           -----------------------------------------   --------------------------------------------
                                               2000           1999          1998           2000           1999             1998
                                           -------------  -------------  -----------   -------------  --------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income.................    $  1,524,133   $    515,377   $   283,067   $ 33,281,395   $  22,850,302    $  8,975,814
 Net realized gains (losses)...........       1,851,413       (735,504)     (454,979)     2,197,930       6,207,253       2,061,212
 Net unrealized appreciation
  (depreciation) during the period.....       1,041,612         80,925      (698,676)   (63,700,088)     (5,814,839)      7,759,307
                                           ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations.............       4,417,158       (139,202)     (870,588)   (28,220,763)     23,242,716      18,796,333
From policyholder transactions:
 Net premiums from policyholders.......     102,840,441     22,699,314     6,964,604     86,946,862     196,639,863      60,975,616
 Net benefits to policyholders.........     (98,637,433)   (18,093,640)   (5,513,221)   (85,615,541)   (106,763,955)    (31,360,866)
                                           ------------   ------------   -----------   ------------   -------------    ------------
Net increase in net assets resulting
 from policyholder transactions........       4,203,008      4,605,674     1,451,383      1,331,321      89,875,908      29,614,750
                                           ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets..       8,620,166      4,466,472       580,795    (26,889,442)    113,118,624      48,411,083
Net assets at beginning of period......       9,238,646      4,772,174     4,191,379    209,525,899      96,407,275      47,996,192
                                           ------------   ------------   -----------   ------------   -------------    ------------
Net assets at end of period............    $ 17,858,812   $  9,238,646   $ 4,772,174   $182,636,457   $ 209,525,899    $ 96,407,275
                                           ============   ============   ===========   ============   =============    ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                       Managed Subaccount                       Short-term Bond Subaccount
                                            -----------------------------------------   ------------------------------------------
                                                2000           1999          1998           2000           1999            1998
                                            -------------  -------------  -----------   -------------  -------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income..................    $ 13,157,769   $ 10,756,436   $ 3,484,281   $    883,541   $    907,486    $    926,217
 Net realized gains (losses)............        (233,751)     2,233,258       278,186       (210,780)      (441,667)         24,740
 Net unrealized appreciation
  (depreciation) during
  the period............................     (13,708,391)    (6,419,069)    1,791,231        451,906        (85,754)       (136,999)
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations..............        (784,373)     6,570,625     5,553,698      1,124,667        380,065         813,958
From policyholder transactions:
 Net premiums from policyholders........      33,494,293    113,292,872    21,019,273     20,531,773     41,259,110      27,490,588
 Net benefits to policyholders..........     (29,530,890)   (34,219,380)   (8,281,600)   (16,825,756)   (49,156,693)    (21,534,195)
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions...........................       3,963,403     79,073,492    12,737,673      3,706,017     (7,897,583)      5,956,393
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets...       3,179,030     85,644,117    18,291,371      4,830,684     (7,517,518)      6,770,351
Net assets at beginning of period.......     125,710,809     40,066,692    21,775,321     11,728,988     19,246,506      12,476,155
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period.............    $128,889,839   $125,710,809   $40,066,692   $ 16,559,672   $ 11,728,988    $ 19,246,506
                                            ============   ============   ===========   ============   ============    ============

                                                   Small Cap Equity Subaccount            International Opportunities Subaccount
                                            -----------------------------------------   ------------------------------------------
                                                2000           1999          1998           2000           1999            1998
                                            -------------  -------------  -----------   -------------  -------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income..................    $  1,934,297   $    344,711   $    14,015   $  2,457,059   $  2,006,004    $     53,396
 Net realized gains (losses)............        (158,893)      (979,002)       (9,919)     2,209,044      1,907,809         191,495
 Net unrealized appreciation
  (depreciation) during the period......      (4,241,216)       325,684      (523,693)   (11,479,826)     3,818,953       1,108,416
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations..............      (2,465,812)      (308,607)     (519,597)    (6,813,723)     7,732,766       1,353,307
From policyholder transactions:
 Net premiums from policyholders........      61,706,400     39,172,672    11,420,833     91,465,296     43,216,216      23,844,756
 Net benefits to policyholders..........     (51,931,035)   (30,591,417)   (4,363,378)   (74,820,451)   (38,372,463)    (12,275,087)
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets resulting
 from policyholder transactions.........       9,775,365      8,581,255     7,057,455     16,644,845      4,843,753      11,569,669
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets..............       7,309,553      8,272,648     6,537,858      9,831,122     12,576,519      12,922,976
Net assets at beginning of period.......      18,783,396     10,510,748     3,972,890     31,535,049     18,958,530       6,035,554
                                            ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period.............    $ 26,092,949   $ 18,783,396   $10,510,748   $ 41,366,171   $ 31,535,049    $ 18,958,530
                                            ============   ============   ===========   ============   ============    ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                                    Equity Index Subaccount                       Global Bond Subaccount
                                          --------------------------------------------   ------------------------------------------
                                              2000            1999            1998           2000           1999           1998
                                          --------------  --------------  ------------   -------------  -------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income.................   $   7,726,442   $   5,503,450   $  1,211,729   $    430,194   $    424,767    $   283,651
 Net realized gains (losses)...........       4,357,007       7,681,081        691,270       (302,157)      (204,675)        81,659
 Net unrealized appreciation
  (depreciation) during
  the period...........................     (30,073,491)      4,678,509      6,098,919        688,537       (433,526)        43,608
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations.............     (17,990,042)     17,863,040      8,001,918        816,574       (213,434)       408,918
From policyholder transactions:
 Net premiums from policyholders.......     155,703,961     225,994,914     60,690,933      8,796,366     11,387,398      9,258,713
 Net benefits to policyholders.........    (126,828,610)   (147,909,470)   (31,166,123)   (10,301,347)   (10,615,019)    (3,008,341)
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions..........................      28,875,351      78,085,444     29,524,810     (1,504,981)       772,379      6,250,372
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets..      10,885,309      95,948,484     37,526,728       (688,407)       558,945      6,659,290
Net assets at beginning of period......     149,913,131      53,964,647     16,437,919      8,838,516      8,279,571      1,620,281
                                          -------------   -------------   ------------   ------------   ------------    -----------
Net assets at end of period............   $ 160,798,440   $ 149,913,131   $ 53,964,647   $  8,150,109   $  8,838,516    $ 8,279,571
                                          =============   =============   ============   ============   ============    ===========

                                                Turner Core Growth Subaccount           Brandes International Equity Subaccount
                                           ----------------------------------------     -----------------------------------------
                                               2000           1999          1998             2000           1999           1998
                                           -------------   ------------  ----------     -------------   ------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income.................    $  3,072,760    $ 1,315,438   $    77,203     $  2,792,306    $   515,681    $   343,646
 Net realized gains (losses)...........       2,749,177      1,038,462       156,278        1,629,793        507,727         89,337
 Net unrealized appreciation
  (depreciation) during
  the period...........................      (8,773,256)     1,626,646       562,620       (2,602,173)     3,486,097         91,915
                                           ------------    -----------   -----------     ------------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.............      (2,951,319)     3,980,546       796,101        1,819,926      4,509,505        524,898
From policyholder transactions:
 Net premiums from policyholders.......      57,091,019     23,098,524     4,779,974       34,606,916     12,134,533      5,520,633
 Net benefits to policyholders.........     (54,259,832)    (9,308,254)   (1,690,860)     (17,063,755)    (5,569,496)    (2,041,375)
                                           ------------    -----------   -----------     ------------    -----------    -----------
Net increase in net assets resulting
 from policyholder transactions........       2,831,187     13,790,270     3,089,114       17,543,161      6,565,037      3,479,258
                                           ------------    -----------   -----------     ------------    -----------    -----------
Net increase (decrease) in net assets..        (120,132)    17,770,816     3,885,215       19,363,087     11,074,542      4,004,156
Net assets at beginning of period......      22,671,005      4,900,189     1,014,974       17,415,296      6,340,754      2,336,598
                                           ------------    -----------   -----------     ------------    -----------    -----------
Net assets at end of period............    $ 22,550,873    $22,671,005   $ 4,900,189     $ 36,778,383    $17,415,296    $ 6,340,754
                                           ============    ===========   ===========     ============    ===========    ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                              Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                              -----------------------------------------   -----------------------------------------
                                                  2000           1999          1998           2000          1999           1998
                                              -------------  -------------  -----------   -------------  ------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income.....................   $  5,746,620   $    449,994   $     9,897   $  1,393,023   $   518,137    $    68,233
 Net realized gains (losses)...............      4,402,175        624,068      (445,752)       132,736       264,436         87,723
 Net unrealized appreciation
  (depreciation) during the period.........     (9,587,258)     3,431,408       432,064     (2,553,428)      151,562         89,677
                                              ------------   ------------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................        561,537      4,505,470        (3,791)    (1,027,669)      934,135        245,633
From policyholder transactions:
 Net premiums from policyholders...........     40,643,205     25,135,447    13,982,031     15,685,529     6,480,741      3,031,309
 Net benefits to policyholders.............    (34,557,509)   (22,331,613)   (9,695,520)   (11,190,723)   (3,151,279)    (1,299,530)
                                              ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions.................      6,085,696      2,803,834     4,286,511      4,494,806     3,329,462      1,731,779
                                              ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets.................      6,647,233      7,309,304     4,282,720      3,467,137     4,263,597      1,977,412
Net assets at beginning of period..........     16,985,022      9,675,718     5,392,998      6,738,214     2,474,617        497,205
                                              ------------   ------------   -----------   ------------   -----------    -----------
Net assets at end of period................   $ 23,632,255   $ 16,985,022   $ 9,675,718   $ 10,205,351   $ 6,738,214    $ 2,474,617
                                              ============   ============   ===========   ============   ===========    ===========

                                                 Emerging Markets Equity Subaccount               Bond Index Subaccount
                                              ------------------------------------------  -----------------------------------------
                                                  2000           1999          1998          2000           1999           1998*
                                              -------------  -------------  ------------  ------------   ------------   -----------
Increase (decrease) in net assets
 from operations:
 Net investment income.....................   $    432,227   $    132,259   $       135   $   487,512    $   130,136    $    22,905
 Net realized gains (losses)...............     (1,410,734)       663,998       (45,975)      (53,751)      (104,174)         1,002
 Net unrealized appreciation
  (depreciation) during the period.........     (2,006,595)       432,248         2,289       472,128        (78,192)       (10,217)
                                              ------------   ------------   -----------   -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................     (2,985,102)     1,228,505       (43,551)      905,889        (53,230)        13,690
From policyholder transactions:
 Net premiums from policyholders...........     72,543,484     18,579,194     2,434,226    14,954,848      6,472,518      1,176,234
 Net benefits to policyholders.............    (68,002,822)   (16,271,324)   (2,203,670)   (8,187,184)    (2,358,694)      (124,467)
                                              ------------   ------------   -----------   -----------    -----------    -----------
Net increase in net assets resulting from
 policyholder transactions.................      4,540,662      2,307,870       230,556     6,767,664      4,113,824      1,051,767
                                              ------------   ------------   -----------   -----------    -----------    -----------
Net increase in net assets.................      1,555,560      3,536,375       187,005     7,673,553      4,060,594      1,065,457
Net assets at beginning of period..........      3,723,380        187,005            --     5,126,051      1,065,457             --
                                              ------------   ------------   -----------   -----------    -----------    -----------
Net assets at end of period................   $  5,278,940   $  3,723,380   $   187,005   $12,799,604    $ 5,126,051    $ 1,065,457
                                              ============   ============   ===========   ===========    ===========    ===========

  _________________________

 * From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                  Small /Mid Cap CORE Subaccount               High Yield Bond Subaccount
                                             ---------------------------------------   -------------------------------------------
                                                 2000          1999         1998*         2000           1999           1998*
                                             -------------  ------------  -----------  ------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income....................   $    100,765   $    52,711   $     (535)  $   359,215   $    340,435    $    86,759
 Net realized gains (losses)..............         52,147        65,733      (25,196)     (207,326)        42,365         64,824
 Net unrealized appreciation
  (depreciation) during
  the period..............................       (145,708)      (10,735)      18,718      (650,931)      (139,659)       149,416
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations................          7,204       107,709       (7,013)     (499,042)       243,141        300,999
From policyholder transactions:
 Net premiums from policyholders..........     18,340,255     5,817,483    1,089,030     9,819,846     19,870,990      6,683,673
 Net benefits to policyholders............    (16,306,841)   (5,611,532)    (778,864)   (8,852,014)   (20,368,501)    (2,457,088)
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.............................      2,033,414       205,951      310,166       967,832       (497,511)     4,226,585
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase in net assets................      2,040,618       313,660      303,153       468,790       (254,370)     4,527,584
Net assets at beginning of period.........        616,813       303,153           --     4,273,214      4,527,584             --
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net assets at end of period...............   $  2,657,431   $   616,813   $  303,153   $ 4,742,004   $  4,273,214    $ 4,527,584
                                             ============   ===========   ==========   ===========   ============    ===========


                                              Large Cap                               American
                                             Aggressive   Fundamental               Leaders Large    Aim V.I.     Fidelity VIP
                                               Growth        Growth     Core Bond     Cap Value        Value         Growth
                                             Subaccount   Subaccount    Subaccount   Subaccount     Subaccount     Subaccount
                                             -----------  ------------  ----------  -------------  ------------  --------------
                                               2000**        2000***      2000****     2000****       2000**          2000**
                                             -----------  ------------  ----------  -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income....................   $      5,904   $   205,119   $      247   $     2,744   $     47,633    $    (1,420)
 Net realized gains (losses)..............        (11,798)      (46,349)          89         8,325        (54,358)        (8,731)
 Net unrealized appreciation
  (depreciation) during
  the period..............................        (37,617)     (568,635)          96         9,977       (101,244)      (156,818)
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
  resulting from operations...............        (43,511)     (409,865)         432        21,046       (107,969)      (166,969)
From policyholder transactions:
 Net premiums from policyholders..........      3,456,939     9,131,403       38,268     4,269,286      4,263,052      6,655,609
 Net benefits to policyholders............     (3,068,441)   (6,708,404)     (22,638)   (3,736,885)    (2,990,639)    (4,970,882)
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase in net assets resulting
 from policyholder transactions...........        388,498     2,422,999       15,630       532,401      1,272,413      1,684,727
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net increase in net assets................        344,987     2,013,134       16,062       553,447      1,164,444      1,517,758
Net assets at beginning of period.........             --            --           --            --             --             --
                                             ------------   -----------   ----------   -----------   ------------    -----------
Net assets at end of period...............   $    344,987   $ 2,013,134   $   16,062   $   553,447   $  1,164,444    $ 1,517,758
                                             ============   ===========   ==========   ===========   ============    ===========

  ____________________

       * From May 1, 1998 (commencement of operations).
      ** From April 24, 2000 (commencement of operations).
     *** From April 28, 2000 (commencement of operations).
    **** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                              Fidelity VIP II  Janus Aspen     Janus Aspen          MFS New          Templeton
                                                Contrafund     Global Tech   Worldwide Growth      Discovery       International
                                                Subaccount      Subaccount      Subaccount     Series Subaccount    Subaccount
                                              ---------------  ------------  ----------------  -----------------  ---------------
                                                  2000**         2000***         2000***            2000**            2000**
                                              ---------------  ------------  ----------------  -----------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income.....................     $   (1,017)    $     2,028     $    17,541       $    (1,349)      $       (640)
 Net realized gains (losses)...............        (11,057)        (69,974)       (140,835)           16,026             11,899
 Net unrealized appreciation
  (depreciation) during the period.........        (35,244)        (98,497)        (61,721)          (94,403)            15,320
                                                ----------     -----------     -----------       -----------       ------------
Net increase (decrease) in net assets
 resulting from operations.................        (47,318)       (166,443)       (185,015)          (79,726)            26,579
From policyholder transactions:
 Net premiums from policyholders...........      1,758,982       2,902,504       8,457,498         4,148,131         11,365,793
 Net benefits to policyholders.............       (705,047)     (2,293,755)     (7,234,105)       (2,889,948)       (10,522,033)
                                                ----------     -----------     -----------       -----------       ------------
Net increase in net assets resulting
 from policyholder transactions............      1,053,935         608,749       1,223,393         1,258,183            843,760
                                                ----------     -----------     -----------       -----------       ------------
Net increase in net assets.................      1,006,617         442,306       1,038,378         1,178,457            870,339
Net assets at beginning of period..........             --              --              --                --                 --
                                                ----------     -----------     -----------       -----------       ------------
Net assets at end of period................     $1,006,617     $   442,306     $ 1,038,378       $ 1,178,457       $    870,339
                                                ==========     ===========     ===========       ===========       ============

  ____________________

 ** From May 1, 2000 (commencement of operations).
*** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000

1. Organization

     John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the
Fund) or of other outside investment trusts (Outside Trusts). New subaccounts may be added as new funds are added to the Fund or to the Outside Trusts, or as other investment options are developed, and made available to policyholders. The thirty-seven funds of the Fund and of the Outside Trusts which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Tech, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International subaccounts. Each subaccount has a different investment objective.

     The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. Significant Accounting Policies

  Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Valuation of Investments

     Investment in shares of the Fund and of Outside Trusts are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Subaccount shares are determined on the basis of identified cost.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

  Federal Income Taxes

     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

  Expenses

     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

  Policy Loans

     Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 2000, there were no outstanding policy loans.

3. Transaction with Affiliates

     John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

     Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.  Details of Investments

     The details of the shares owned and cost and value of investments in the Subaccounts of the Fund and of Outside Trusts at December 31, 2000 were as follows:


         Subaccount                    Shares Owned      Cost          Value
         ----------                    ------------  ------------  -------------
Large Cap Growth....................      6,786,979  $174,728,187   $128,183,227
Active Bond.........................      5,201,185    48,707,166     49,115,293
International Equity Index..........      2,280,681    39,761,831     35,113,621
Small Cap Growth....................      2,655,623    47,684,616     35,777,318
Global Balanced.....................        380,929     3,731,252      3,533,069
Mid Cap Growth......................      3,591,624    88,530,392     56,033,021
Large Cap Value.....................      3,662,576    50,555,367     52,663,086
Money Market........................     18,904,221   189,140,131    189,140,131
Mid Cap Value.......................      2,152,437    29,948,969     31,539,966
Small/Mid Cap Growth................        883,924    12,955,583     12,113,014
Real Estate Equity..................      1,306,333    17,222,359     17,858,812
Growth & Income.....................     12,878,763   244,197,680    182,636,457
Managed.............................      9,322,682   146,974,987    128,889,839
Short-Term Bond.....................      1,678,910    16,342,442     16,559,672
Small Cap Equity....................      2,854,342    30,536,754     26,092,949
International Opportunities.........      3,490,460    48,142,626     41,366,171
Equity Index........................      9,113,511   179,646,466    160,798,440
Global Bond.........................        788,308     7,863,809      8,150,109
Turner Core Growth..................      1,284,218    29,088,181     22,550,873
Brandes International Equity........      2,460,102    35,840,852     36,778,383
Frontier Capital Appreciation.......      1,369,996    29,719,510     23,632,255
Clifton Enhanced U.S. Equity........        625,328    12,510,697     10,205,351
Emerging Markets....................        787,996     6,850,998      5,278,940
Bond Index..........................      1,313,892    12,415,885     12,799,604
Small/Mid Cap CORE..................        270,739     2,795,156      2,657,431
High Yield Bond.....................        646,702     5,383,178      4,742,004
Large Cap Aggressive Growth.........         36,253       382,604        344,987
Fundamental Growth..................        160,819     2,581,768      2,013,134
Core Bond...........................          1,555        15,966         16,062
American Leaders Large Cap Value....         51,700       543,469        553,446
AIM V.I. Value......................         42,638     1,265,687      1,164,444
Fidelity VIP Growth.................         34,891     1,674,576      1,517,758
Fidelity VIP II Contrafund..........         42,527     1,041,861      1,006,617
Janus Aspen Global Technology.......         67,528       540,803        442,306
Janus Aspen Worldwide Growth........         28,240     1,100,099      1,038,378
MFS New Discovery Series............         70,949     1,272,860      1,178,457
Templeton International.............         46,617       855,019        870,339

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. Details of Investments (continued)

     Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Fund and of the Outside Trusts during 2000 were as follows:


               Subaccount                            Purchases         Sales
               ----------                           ------------   ------------
Large Cap Growth..................................  $ 89,881,309   $ 28,578,090
Active Bond.......................................    24,913,661     15,559,539
International Equity Index........................    37,019,672     27,152,169
Small Cap Growth..................................    53,512,020     34,565,840
Global Balanced...................................     3,858,573      4,302,027
Mid Cap Growth....................................    78,872,015     45,198,828
Large Cap Value...................................    39,021,154     16,444,062
Money Market......................................   361,256,133    233,122,771
Mid Cap Value.....................................    26,740,116     17,606,770
Small/Mid Cap Growth..............................     9,742,479      7,022,527
Real Estate Equity................................    28,353,777     22,626,636
Growth & Income...................................    61,940,512     27,327,794
Managed...........................................    31,161,117     14,039,946
Short-Term Bond...................................    12,904,515      8,314,957
Small Cap Equity..................................    23,694,674     11,985,013
International Opportunities.......................    43,962,366     24,860,462
Equity Index......................................    91,907,277     55,305,432
Global Bond.......................................     4,725,013      5,799,799
Turner Core Growth................................    29,551,898     23,647,952
Brandes International Equity......................    26,297,624      5,962,158
Frontier Capital Appreciation.....................    25,144,184     13,311,868
Clifton Enhanced U.S. Equity......................     8,663,100      2,775,271
Emerging Markets..................................    23,022,963     18,050,075
Bond Index........................................    11,497,614      4,242,437
Small/Mid Cap CORE................................     4,788,058      2,653,879
High Yield Bond...................................     5,174,660      3,847,612
Large Cap Aggressive Growth.......................       651,649        257,246
Fundamental Growth................................     4,866,453      2,238,336
Core Bond.........................................        59,471         43,594
American Leaders Large Cap Value..................     1,624,447      1,089,303
AIM V.I. Value....................................     2,359,372      1,039,326
Fidelity VIP Growth...............................     2,469,800        786,494
Fidelity VIP II Contrafund........................     1,602,045        549,127
Janus Aspen Global Tech...........................     1,414,000        803,223
Janus Aspen Worldwide Growth......................     3,668,964      2,428,030
MFS New Discovery Series..........................     2,107,378        850,544
Templeton International...........................     3,872,069      3,028,949

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets

     Accumulation shares attributable to net assets of policyholders and accumulation share values for each Subaccount at December 31, 2000 were as follows:

                                               VEP Class #1                       VEP Class #2                 VEP Class #3
                                  ---------------------------------------  --------------------------  ----------------------------
                                  Accumulation        Accumulation         Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                           Shares           Share Values            Shares     Share Values     Shares      Share Values
----------                        ------------  -------------------------  ------------  ------------  ------------  --------------
Large Cap Growth                     576,862          $   27.90               539,812       $27.99         263,808       $28.09
Active Bond                          248,741              15.14               191,827        15.20          67,026        15.25
International Equity Index           269,883              14.38               220,068        14.43           7,440        14.48
Small Cap Growth                     240,278              16.92               248,242        16.96         116,733        17.00
Global Balanced                       16,660              11.99                19,635        12.02          19,573        12.05
Mid Cap Growth                       297,198              22.66               245,372        22.72         121,688        22.77
Large Cap Value                      254,078              18.13               231,945        18.17          47,243        18.22
Money Market                         660,417              13.82             1,143,571        13.86         182,706        13.91
Mid Cap Value                        149,652              17.93                70,741        17.97           4,680        18.01
Small/Mid Cap Growth                 107,428              21.47               103,477        21.54          15,354        21.61
Real Estate Equity                   114,797              18.94                64,302        18.90           2,777        19.07
Growth & Income                    1,114,469              26.69               669,845        26.78         215,461        26.87
Managed                              603,781              20.76               277,080        20.83          50,153        20.90
Short-Term Bond                       88,077              13.92               140,863        13.96          13,527        14.02
Small Cap Equity                     135,488              11.14                90,575        11.17          66,286        11.19
International Opportunities          197,742              13.73               232,322        13.76          22,864        13.79
Equity Index                         673,288              20.82               885,466        20.87         280,321        20.91
Global Bond                           65,916              13.52                41,999        13.55          22,843        13.58
Turner Core Growth                    29,366              24.98                15,617        25.05               0        25.11
Brandes International Equity          25,564              17.62                33,738        17.67               0        17.72
Frontier Capital  Appreciation        22,811              24.34                14,874        24.40               0        24.46
Clifton Enhanced U.S. Equity           3,970              15.64                     0        15.66               0        15.69
Emerging Markets                      87,938               7.61                88,815         7.62          17,817         7.63
Bond Index                            11,594              11.49               118,087        11.50          64,566        11.51
Small Mid Cap CORE                    19,613              11.19                22,620        11.20          13,878        11.22
High Yield Bond                       55,965               8.95                74,675         8.96           4,450         8.97
Large Cap Aggressive Growth           14,412               8.14                 4,090         8.15             780         8.15
Fundamental Growth                    21,231              10.29                     0        10.29               0        10.30
Core Bond                                404              10.67                     0        10.67               0        10.67
American Leaders Large Cap
 Value                                 1,902              10.77                     0        10.77          30,438        10.77
AIM V.I. Value                         9,203               8.42                16,850         8.43           6,324         8.43
Fidelity VIP Growth                    7,934               8.90                34,841         9.00          32,288         9.00
Fidelity VIP II Contrafund             8,536               9.64                 1,372         9.64          36,536         9.65
Janus Aspen Global Technology          8,636               6.75                29,088         6.75             349         6.75
Janus Aspen Worldwide Growth           4,861               8.33                   501         8.33          56,314         8.33
MFS New Discovery Series              13,615              10.00                28,583        10.01               0        10.02
Templeton International               10,474               9.79                13,869         9.80             292         9.80

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)

                                   V Coli Class #4             V Coli Class #5             V Coli Class #6
                             --------------------------  --------------------------  ----------------------------
                             Accumulation  Accumulation  Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                      Shares     Share Values     Shares     Share Values     Shares      Share Values
----------                   ------------  ------------  ------------  ------------  ------------  --------------
Large Cap Growth                 722,564      $28.26        253,905       $28.30        326,282        $28.32
Active Bond                      125,204       16.16        533,169        16.18        470,773         16.19
International Equity Index        44,439       13.40        150,610        13.42        362,019         13.43
Small Cap Growth                 116,754       17.30        140,449        17.31         53,689         17.32
Global Balanced                    7,808       12.26          8,507        12.27         18,538         12.28
Mid Cap Growth                   180,243       23.17         99,843        23.18        157,443         23.09
Large Cap Value                  156,329       18.53         56,957        18.54        441,339         18.55
Money Market                     259,729       13.82         88,213        13.83      1,870,854         13.85
Mid Cap Value                    102,783       18.32         23,395        18.34        246,353         18.35
Small/Mid Cap Growth              10,660       21.58         16,110        21.60         23,413         21.63
Real Estate Equity                99,831       19.72        143,590        19.74         78,202         19.76
Growth & Income                  512,500       26.78        519,576        26.80         24,950         26.84
Managed                          302,526       21.62        102,088        21.65         62,704         21.67
Short-Term Bond                  243,189       14.25        382,494        14.27              0         14.28
Small Cap Equity                  41,155       11.39         26,312        11.39        381,186         11.40
International Opportunities      259,202       14.03        270,816        14.04        101,524         14.05
Equity Index                     361,447       21.28         97,069        21.29        740,388         21.30
Global Bond                       64,229       13.82          5,886        13.83              0         13.84
Turner Core Growth                 8,495       25.57         32,481        25.59              0         25.61
Brandes International
 Equity                          133,504       18.04        123,280        18.06         87,200         18.07
Frontier Capital
 Appreciation                     88,869       24.91         92,323        24.93              0         24.95
Clifton Enhanced U.S.
 Equity                           79,844       15.90         84,628        15.91              0         15.91
Emerging Markets                       0        7.71         44,995         7.71              0          7.71
Bond Index                        11,474       11.64            987        11.64              0         11.64
Small Mid Cap CORE                 8,758       11.34              0        11.34              0         11.34
High Yield Bond                    1,837        9.07          2,616         9.07         18,021          9.07
Large Cap Aggressive Growth            0        7.89          2,687         7.89              0          7.89
Fundamental Growth                     0        9.06              0         9.06              0          9.06
Core Bond                              0       10.70              0        10.70              0         10.70
American Leaders Large Cap
 Value                                 0       10.80          1,530        10.80              0         10.80
AIM V.I. Value                         0        8.17              0         8.17              0          8.17
Fidelity VIP Growth                    0        8.68              0         8.68              0          8.68
Fidelity VIP II Contrafund             0        9.44              0         9.44              0          9.44
Janus Aspen Global
 Technology                            0        6.77              0         6.77              0          6.77
Janus Aspen Worldwide
 Growth                                0        8.35              0         8.35              0          8.35
MFS New Discovery Series               0        9.63              0         9.63              0          9.63
Templeton International                0       10.30          1,268        10.30              0         10.30

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)



                              Medallion Executive VLI Class #7         MVEP Class #8               MVUL Class #9
                             ---------------------------------   --------------------------  --------------------------
                               Accumulation      Accumulation    Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                        Shares         Share Values       Shares     Share Values     Shares      Share Values
----------                   ----------------  ----------------  ------------  ------------  ------------  --------------
Large Cap Growth                   99,358            $65.04         821,225       $20.33       370,930         $18.10
Active Bond                        65,607             26.00         321,494        13.70       113,356          12.90
International Equity Index        179,376             22.61         419,432        12.40       216,963          12.80
Small Cap Growth                  189,793             16.94         245,064        17.16       228,995          19.29
Global Balanced                    65,938             12.01          41,672        12.16        41,962          11.65
Mid Cap Growth                    227,414             22.69         333,808        22.98       131,202          25.48
Large Cap Value                   400,006             18.15         219,760        18.38       106,731          15.72
Money Market                      510,754             19.12       1,184,054        12.66       481,486          12.11
Mid Cap Value                     472,391             17.95         298,320        18.17        73,198          15.35
Small/Mid Cap Growth               53,822             21.50         249,517        13.76        44,087          14.00
Real Estate Equity                 36,495             29.11         205,780        16.19        47,679          12.59
Growth & Income                   783,478             58.85       1,152,308        18.97       422,452          16.58
Managed                         2,290,063             39.43         198,704        16.77        82,923          15.33
Short-Term Bond                    56,197             13.94          48,937        12.84       112,172          12.31
Small Cap Equity                  646,933             11.15         421,327        11.29       135,432          10.72
International Opportunities       699,384             13.75         382,880        13.91       481,048          13.32
Equity Index                      656,178             20.84       1,265,453        21.10       875,545          18.00
Global Bond                       133,089             13.54          82,325        13.70        67,314          12.93
Turner Core Growth                      0             23.25         329,025        22.74        52,862          21.86
Brandes International
 Equity                                 0             17.87         843,562        17.29        91,332          18.48
Frontier Capital
 Appreciation                           0             22.59         456,703        20.65        57,881          19.99
Clifton Enhanced U.S.
 Equity                                 0             11.85         175,736        15.80       122,746          15.80
Emerging Markets                   56,454              7.62          99,942         7.67       106,494           7.67
Bond Index                          7,887             11.49          42,141        11.58       113,886          11.58
Small Mid Cap CORE                  2,319             11.19          37,148        11.28         3,189          11.28
High Yield Bond                    19,184              8.95         105,562         9.01       102,603           9.02
Large Cap Aggressive Growth           824              7.86           3,011         8.17             0           7.88
Fundamental Growth                    600              9.03         151,170        10.31         1,628           9.05
Core Bond                               0             10.67               0        10.69             0          10.69
American Leaders Large Cap
 Value                              7,896             10.77               0        10.79             0          10.79
AIM V.I. Value                        138              8.14           8,854         8.45         4,024           8.16
Fidelity VIP Growth                 1,320              8.64           1,303         9.02         2,489           8.67
Fidelity VIP II Contrafund            225              9.41               0         9.67           893           9.44
Janus Aspen Global
 Technology                         4,672              6.75          15,119         6.76         2,212           6.76
Janus Aspen Worldwide
 Growth                             5,171              8.33          24,785         8.34         1,952           8.34
MFS New Discovery Series            2,981              9.60          38,185        10.04         3,465           9.62
Templeton International            29,370             10.26          27,939         9.82             0          10.29

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)



                                   MVUL 98 Class #10            MVEP 98 Class #11             MEVL II Class #12
                               --------------------------  ----------------------------  ----------------------------
                               Accumulation  Accumulation  Accumulation   Accumulation   Accumulation    Accumulation
Subaccount                        Shares     Share Values     Shares      Share Values      Shares       Share Values
----------                     ------------  ------------  -------------  -------------  -------------  ---------------
Large Cap Growth                  438,723       $18.10        359,866        $20.33          70,905         $66.93
Active Bond                       216,736        12.90        189,508         13.70         318,400          31.22
International Equity Index         75,101        12.80         11,061         12.40         218,233          24.02
Small Cap Growth                  156,674        19.29        163,473         17.16         114,183          17.43
Global Balanced                    40,732        11.65          8,491         12.16           3,467          12.35
Mid Cap Growth                    240,925        25.48        249,175         22.98          81,408          23.33
Large Cap Value                   415,249        15.72        251,071         18.38         264,965          18.67
Money Market                    6,213,151        12.11        537,168         12.66         375,838          13.90
Mid Cap Value                     109,787        15.35         91,242         18.17         103,443          18.46
Small/Mid Cap Growth               20,630        14.00         24,135         13.76           1,942          22.38
Real Estate Equity                 27,967        12.59         43,149         16.19          67,586          30.66
Growth & Income                 1,125,909        16.58        329,743         18.97              54          70.82
Managed                           103,085        15.33         70,980         16.77              -0          46.88
Short-Term Bond                    55,761        12.31         44,540         12.84           4,860          14.51
Small Cap Equity                   80,760        10.72        155,016         11.29         156,960          11.47
International Opportunities        60,506        13.32        102,396         13.92         141,250          14.13
Equity Index                    1,099,477        18.00        749,323         21.10          64,849          21.43
Global Bond                        52,024        12.93              0             0           9,250          13.92
Turner Core Growth                303,264        21.86        223,032         22.74               0          25.77
Brandes International Equity      316,261        18.48        421,949         12.29               0          18.18
Frontier Capital Appreciation     214,263        19.99        153,505         20.65               0          24.13
Clifton Enhanced U.S. Equity      108,049        15.80         69,015         15.80               0          15.98
Emerging Markets                   77,825         7.67         43,356          7.67          24,208           7.74
Bond Index                        279,686        11.58        310,051         11.58          25,981          11.68
Small/Mid Cap CORE                 22,019        11.28         74,020         11.28             115          11.38
High Yield Bond                    42,035         9.02         81,616          9.02           5,582           9.10
Large Cap Aggressive Growth         7,949         7.88          6,684          8.17               0           9.76
Fundamental Growth                 12,812         9.05          5,303         10.32               0          14.99
Core Bond                              72        10.69              0         10.69               0          10.70
American Leaders Large Cap
 Value                              4,877        10.79          4,511         10.79               0          10.80
AIM V.I. Value                     19,002         8.16          3,852          8.45               0          33.99
Fidelity VIP Growth                16,940         8.67         50,180          9.02               0          86.39
Fidelity VIP II Contrafund         27,664         9.44          6,479          9.67           7,784          31.63
Janus Aspen Global Technology       1,631         6.76            374          6.76               0           6.77
Janus Aspen Worldwide Growth       20,046         8.34          4,594          8.34               0           8.35
MFS New Discovery Series            3,260         9.62         13,139         10.04               0          17.36
Templeton International             1,311        10.29          1,862          9.82               0          25.15

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)


                                         VEP Class #13
                                  ---------------------------
                                  Accumulation   Accumulation
Subaccount                           Shares      Share Values
----------                        ------------  ---------------
Large Cap Growth                     44,609         $66.93
Active Bond                           6,930          31.22
International Equity Index           34,018          24.02
Small Cap Growth                     72,415          17.43
Global Balanced                       2,039          12.35
Mid Cap Growth                       71,199          23.33
Large Cap Value                      93,108          18.67
Money Market                        617,409          13.90
Mid Cap Value                        21,876          18.46
Small/Mid Cap Growth                 12,878          22.38
Real Estate Equity                    2,843          30.66
Growth & Income                      15,715          70.82
Managed                              39,750          46.88
Short-Term Bond                       8,469          14.51
Small Cap Equity                     29,596          11.47
International Opportunities          50,192          14.13
Equity Index                        169,868          21.43
Global Bond                           9,078          13.92
Turner Core Growth                        0          25.77
Brandes International Equity              0          18.18
Frontier Capital Appreciation             0          24.13
Clifton Enhanced U.S. Equity              0          15.98
Emerging Markets                     40,754           7.74
Bond Index                           20,722          11.68
Small/Mid Cap CORE                   30,854          11.38
High Yield Bond                      12,297           9.10
Large Cap Aggressive Growth           1,890           9.76
Fundamental Growth                    2,929          14.99
Core Bond                               973          10.70
American Leaders Large Cap Value        205          10.80
AIM V.I. Value                        5,506          33.99
Fidelity VIP Growth                   1,557          86.39
Fidelity VIP II Contrafund            7,022          31.63
Janus Aspen Global Technology         3,368           6.77
Janus Aspen Worldwide Growth          6,326           8.35
MFS New Discovery Series              8,502          17.36
Templeton International                 340          25.15

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

Key Word or Phrase                                     Page      Key Word or Phrase                                     Page
Account..............................................   30       modified endowment....................................  38
account value........................................    8       monthly deduction date................................  32
Additional Sum Insured...............................   15       Option A; Option B....................................  15
asset-based risk charge..............................    9       optional rider benefits...............................  16
attained age.........................................    9       owner.................................................   5
Basic Sum Insured....................................   15       partial withdrawal....................................  14
beneficiary..........................................   41       partial withdrawal charge.............................  10
business day.........................................   31       payment options.......................................  18
changing Option A or B...............................   17       Planned Premium.......................................   6
changing the Total Sum Insured.......................   17       policy anniversary....................................  32
charges..............................................    8       policy year...........................................  32
Code.................................................   37       premium; premium payment..............................   5
cost of insurance rates..............................    9       premium sales charge..................................   9
date of issue........................................   32       prospectus............................................   3
death benefit........................................    5       receive; receipt......................................  20
deductions...........................................    8       reinstate; reinstatement..............................   7
expenses of the Series Funds.........................   10       SEC...................................................   2
fixed investment option..............................   31       Separate Account S....................................  30
full surrender.......................................   13       Series Funds..........................................   2
fund.................................................    2       Servicing Office......................................   2
grace period.........................................    7       special loan account..................................  14
guaranteed death benefit feature.....................    7       subaccount............................................  20
Guaranteed Death Benefit Premium.....................    7       surrender.............................................   5
insurance charge.....................................    9       surrender value.......................................  13
insured person.......................................    5       Target Premium........................................   9
investment options...................................    1       tax considerations....................................  37
JHVLICO..............................................   30       telephone transfers...................................  20
lapse................................................    7       Total Sum Insured.....................................  15
loan.................................................   14       transfers of account value............................  13
loan interest........................................   14       variable investment options...........................   1
maximum premiums.....................................    6       we; us................................................  30
Minimum Initial Premium..............................   31       withdrawal............................................  14
minimum insurance amount.............................   15       withdrawal charges....................................  10
minimum premiums.....................................    6       you; your.............................................   5

                         SUPPLEMENT dated May 1, 2001

                                      to


                        PROSPECTUSES dated May 1, 2001

                          __________________________

     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2001 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Life", "Medallion Variable Universal Life Plus", "Medallion Variable Universal Life Edge", "Medallion Executive Variable Life", "Medallion Executive Variable Life III", "Variable Estate Protection", "Variable Estate Protection II", "Flex-V1" or "Flex-V2". We refer to these prospectuses as the "Product Prospectuses."
   This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.
                          __________________________

                           GUIDE TO THIS SUPPLEMENT


 .   Page 2 of this Supplement contains amendments to the Product Prospectuses relating to four additional variable investment options.
 .   Starting on Page 3 of this Supplement, we provide revised illustrations of death benefits, account values, surrender values and accumulated premiums to replace the illustration contained in each of the following Product Prospectuses.

Product Prospectus:                                    Revised illustration begins on page:
-------------------                                    ------------------------------------
Medallion Variable Life..............................                  3
Medallion Variable Universal Life Plus...............                 17
Medallion Variable Universal Life Edge                                25
Medallion Executive Variable Life....................                 33
Medallion Executive Variable Life III................                 41
Variable Estate Protection...........................                 49
Variable Estate Protection II........................                 59
Flex-V2..............................................                 69
Flex-V1..............................................                 83

     This Supplement is accompanied with a prospectus dated May 1, 2000 for the M Fund, INC. that contains detailed information about the funds. Be sure to read that prospectus before selecting any of the four additional variable investment options.

                       AMENDMENTS TO PRODUCT PROSPECTUSES
                       ----------------------------------

1. The table on the cover page of each Product Prospectus is amended to include the following four additional variable investment options:

-----------------------------------------------------------------------------------------------------
  Variable Investment Option                            Managed By:
  --------------------------                            ----------
  Brandes International Equity....................      Brandes Investment Partners, L.P.
  Turner Core Growth..............................      Turner Investment Partners, Inc.
  Frontier Capital Appreciation...................      Frontier Capital Managment Company, LLC
  Clifton Enhanced U.S. Equity....................      The Clifton Group
-----------------------------------------------------------------------------------------------------

2. The second paragraph on page 2 of each Product Prospectus is amended to include the following:

        "When you select one or more of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation or Clifton Enhanced U.S. Equity variable investment options, we invest your money in the corresponding investment option(s) of the M Fund, Inc. In this prospectus, the term 'Series Fund' includes M Fund, Inc., and the term 'funds' includes the investment options of M Fund, Inc."

3. The fund expense table appearing in the section of each Product Prospectus entitled "What charges will the Series Fund(s) deduct from my investment in the policy?" is amended to include the following additional table at the end thereof:

                                                                                                Total Fund        Total Fund
                                              Investment  Distribution and  Other Operating      Operating         Operating
                                              Management       Service       Expenses With     Expenses With     Expenses Absent
Fund Name                                         Fee       (12b-1) Fees     Reimbursement     Reimbursement     Reimbursement
---------                                    -----------  ----------------- ---------------    -------------     ---------------
M Fund, Inc. (Note 6):
Brandes International Equity.......             0.80%           N/A              0.25%             1.05%              1.19%
Turner Core Growth.................             0.45%           N/A              0.25%             0.70%              0.91%
Frontier Capital Appreciation......             0.90%           N/A              0.25%             1.15%              1.23%
Clifton Enhanced U.S. Equity.......             0.44%           N/A              0.25%             0.69%              1.22%
                                                                                               -------------

(6) Percentages shown for M Fund, Inc. funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of that fund's average daily net assets.
     NOTE: The column of the above table entitled "Distribution and Service (12b-1) Fees" does not appear in the Product Prospectuses for "Medallion Variable Life", "Flex-V1" and "Flex-V-2".

                            MEDALLION VARIABLE LIFE

                REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 4 to 9 of this Supplement replace the illustration in the John Hancock Life Insurance Company ("John Hancock") Medallion Variable Life Product Prospectus. The tables on pages 10 to 15 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Medallion Variable Life Product Prospectus.

     The assumptions used for each revised illustration are the same as those described on page 20 of the respective Medallion Variable Life Product Prospectuses, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After deduction of average fees and expenses at the Series Fund level (as described below), the corresponding net annual rates of return would be -0.76%, 5.20% and 11.15%."

     . The first and second sentences of the third paragraph are changed to read as follows:

               "With respect to fees and expenses deducted from assets of the Series Fund, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.65%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Fund equivalent to an effective annual rate of 0.11%. These rates are the arithmetic average for all funds of the Series Fund."

John Hancock Medallion Variable Life
Death Benefit Option 1: Level Death Benefit
Illustration Assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   ---------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   ---------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  -----------
   1            798      100,000    100,000    100,000       218        244         270          0          0            0
   2          1,636      100,000    100,000    100,000       663        737         814          0          0           71
   3          2,516      100,000    100,000    100,000     1,092      1,242       1,405          0        149          312
   4          3,439      100,000    100,000    100,000     1,504      1,759       2,047        412        667          954
   5          4,409      100,000    100,000    100,000     1,898      2,287       2,742        805      1,194        1,649
   6          5,428      100,000    100,000    100,000     2,273      2,825       3,497      1,181      1,732        2,405
   7          6,497      100,000    100,000    100,000     2,627      3,372       4,315      1,534      2,279        3,223
   8          7,620      100,000    100,000    100,000     2,960      3,927       5,203      2,066      3,033        4,309
   9          8,799      100,000    100,000    100,000     3,269      4,489       6,166      2,574      3,793        5,471
  10         10,037      100,000    100,000    100,000     3,562      5,067       7,227      3,266      4,771        6,931
  11         11,337      100,000    100,000    100,000     3,859      5,684       8,415      3,661      5,486        8,218
  12         12,702      100,000    100,000    100,000     4,133      6,311       9,715      4,035      6,213        9,616
  13         14,135      100,000    100,000    100,000     4,382      6,948      11,136      4,382      6,948       11,136
  14         15,640      100,000    100,000    100,000     4,604      7,593      12,692      4,604      7,593       12,692
  15         17,220      100,000    100,000    100,000     4,796      8,244      14,396      4,796      8,244       14,396
  16         18,879      100,000    100,000    100,000     4,958      8,901      16,265      4,958      8,901       16,265
  17         20,621      100,000    100,000    100,000     5,088      9,563      18,318      5,088      9,563       18,318
  18         22,450      100,000    100,000    100,000     5,180     10,224      20,571      5,180     10,224       20,571
  19         24,370      100,000    100,000    100,000     5,227     10,879      23,043      5,227     10,879       23,043
  20         26,387      100,000    100,000    100,000     5,237     11,534      25,769      5,237     11,534       25,769
  25         38,086      100,000    100,000    100,000     4,749     14,862      44,492      4,749     14,862       44,492
  30         53,018      100,000    100,000    100,000     3,236     18,271      76,634      3,236     18,271       76,634
  35         72,076           **    100,000    151,226        **     20,805     131,500         **     20,805      131,500
  40         96,398           **    100,000    233,818        **     20,665     222,684         **     20,665      222,684
  45        127,441           **    100,000    393,938        **     14,885     375,179         **     14,885      375,179

____________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 1: Level Death Benefit
Illustration Assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*

                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ---------
   1            798      100,000    100,000    100,000       191        217         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        680         754          0          0           11
   3          2,516      100,000    100,000    100,000     1,011      1,153       1,308          0         60          215
   4          3,439      100,000    100,000    100,000     1,395      1,635       1,906        302        542          813
   5          4,409      100,000    100,000    100,000     1,759      2,124       2,552        666      1,031        1,459
   6          5,428      100,000    100,000    100,000     2,104      2,621       3,249      1,011      1,528        2,157
   7          6,497      100,000    100,000    100,000     2,426      3,122       4,002      1,334      2,029        2,909
   8          7,620      100,000    100,000    100,000     2,727      3,627       4,814      1,833      2,733        3,920
   9          8,799      100,000    100,000    100,000     3,003      4,135       5,690      2,308      3,440        4,995
  10         10,037      100,000    100,000    100,000     3,263      4,656       6,651      2,967      4,359        6,355
  11         11,337      100,000    100,000    100,000     3,496      5,177       7,692      3,298      4,979        7,494
  12         12,702      100,000    100,000    100,000     3,700      5,698       8,818      3,602      5,599        8,719
  13         14,135      100,000    100,000    100,000     3,876      6,216      10,039      3,876      6,216       10,039
  14         15,640      100,000    100,000    100,000     4,020      6,731      11,365      4,020      6,731       11,365
  15         17,220      100,000    100,000    100,000     4,130      7,240      12,803      4,130      7,240       12,803
  16         18,879      100,000    100,000    100,000     4,205      7,739      14,367      4,205      7,739       14,367
  17         20,621      100,000    100,000    100,000     4,237      8,223      16,063      4,237      8,223       16,063
  18         22,450      100,000    100,000    100,000     4,221      8,684      17,904      4,221      8,684       17,904
  19         24,370      100,000    100,000    100,000     4,152      9,117      19,904      4,152      9,117       19,904
  20         26,387      100,000    100,000    100,000     4,020      9,511      22,072      4,020      9,511       22,072
  25         38,086      100,000    100,000    100,000     2,190     10,618      36,178      2,190     10,618       36,178
  30         53,018           **    100,000    100,000        **      8,982      58,591         **      8,982       58,591
  35         72,076           **    100,000    111,311        **        970      96,793         **        970       96,793
  40         96,398           **         **    168,479        **         **     160,456         **         **      160,456
  45        127,441           **         **    277,758        **         **     264,531         **         **      264,531

__________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 2: Variable Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,217    100,243    100,270       217        243         270          0          0            0
   2          1,636      100,661    100,734    100,812       661        734         812          0          0           69
   3          2,516      101,088    101,237    101,400     1,088      1,237       1,400          0        144          307
   4          3,439      101,497    101,750    102,036     1,497      1,750       2,036        404        658          943
   5          4,409      101,886    102,272    102,724     1,886      2,272       2,724        794      1,180        1,632
   6          5,428      102,256    102,803    103,469     2,256      2,803       3,469      1,164      1,711        2,377
   7          6,497      102,604    103,340    104,274     2,604      3,340       4,274      1,511      2,247        3,181
   8          7,620      102,928    103,883    105,143     2,928      3,883       5,143      2,034      2,989        4,249
   9          8,799      103,228    104,430    106,082     3,228      4,430       6,082      2,533      3,734        5,387
  10         10,037      103,510    104,989    107,111     3,510      4,989       7,111      3,214      4,693        6,814
  11         11,337      103,794    105,583    108,258     3,794      5,583       8,258      3,597      5,385        8,060
  12         12,702      104,054    106,183    109,506     4,054      6,183       9,506      3,956      6,084        9,407
  13         14,135      104,287    106,786    110,862     4,287      6,786      10,862      4,287      6,786       10,862
  14         15,640      104,490    107,392    112,336     4,490      7,392      12,336      4,490      7,392       12,336
  15         17,220      104,661    107,996    113,938     4,661      7,996      13,938      4,661      7,996       13,938
  16         18,879      104,800    108,598    115,681     4,800      8,598      15,681      4,800      8,598       15,681
  17         20,621      104,907    109,198    117,579     4,907      9,198      17,579      4,907      9,198       17,579
  18         22,450      104,970    109,784    119,639     4,970      9,784      19,639      4,970      9,784       19,639
  19         24,370      104,988    110,352    121,874     4,988     10,352      21,874      4,988     10,352       21,874
  20         26,387      104,965    110,907    124,310     4,965     10,907      24,310      4,965     10,907       24,310
  25         38,086      104,295    113,499    140,400     4,295     13,499      40,400      4,295     13,499       40,400
  30         53,018      102,596    115,615    166,099     2,596     15,615      66,099      2,596     15,615       66,099
  35         72,076           **    115,840    206,427        **     15,840     106,427         **     15,840      106,427
  40         96,398           **    111,705    269,046        **     11,705     169,046         **     11,705      169,046
  45        127,441           **         **    366,706        **         **     266,706         **         **      266,706

_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 2: Variable Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,607   100,678    100,752      607       678        752         0         0           9
   3          2,516      101,007   101,148    101,302    1,007     1,148      1,302         0        55         209
   4          3,439      101,387   101,626    101,896    1,387     1,626      1,896       295       534         803
   5          4,409      101,748   102,110    102,535    1,748     2,110      2,535       655     1,017       1,442
   6          5,428      102,088   102,600    103,223    2,088     2,600      3,223       995     1,507       2,130
   7          6,497      102,404   103,092    103,963    2,404     3,092      3,963     1,312     1,999       2,870
   8          7,620      102,698   103,586    104,758    2,698     3,586      4,758     1,804     2,692       3,864
   9          8,799      102,965   104,080    105,611    2,965     4,080      5,611     2,270     3,385       4,916
  10         10,037      103,215   104,583    106,543    3,215     4,583      6,543     2,918     4,287       6,247
  11         11,337      103,436   105,084    107,546    3,436     5,084      7,546     3,239     4,886       7,348
  12         12,702      103,628   105,579    108,625    3,628     5,579      8,625     3,529     5,480       8,526
  13         14,135      103,788   106,067    109,786    3,788     6,067      9,786     3,788     6,067       9,786
  14         15,640      103,916   106,546    111,036    3,916     6,546     11,036     3,916     6,546      11,036
  15         17,220      104,008   107,012    112,381    4,008     7,012     12,381     4,008     7,012      12,381
  16         18,879      104,062   107,462    113,829    4,062     7,462     13,829     4,062     7,462      13,829
  17         20,621      104,072   107,888    115,382    4,072     7,888     15,382     4,072     7,888      15,382
  18         22,450      104,031   108,281    117,045    4,031     8,281     17,045     4,031     8,281      17,045
  19         24,370      103,936   108,635    118,824    3,936     8,635     18,824     3,936     8,635      18,824
  20         26,387      103,776   108,937    120,721    3,776     8,937     20,721     3,776     8,937      20,721
  25         38,086      101,799   109,337    132,184    1,799     9,337     32,184     1,799     9,337      32,184
  30         53,018           **   106,465    147,310       **     6,465     47,310        **     6,465      47,310
  35         72,076           **        **    165,588       **        **     65,588        **        **      65,588
  40         96,398           **        **    184,493       **        **     84,493        **        **      84,493
  45        127,441           **        **    196,398       **        **     96,398        **        **      96,398

_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 3: Level Death Benefit With Greater Funding
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      218        244        270        0          0           0
   2          1,636      100,000   100,000    100,000      663        737        814        0          0          71
   3          2,516      100,000   100,000    100,000    1,092      1,242      1,405        0        149         312
   4          3,439      100,000   100,000    100,000    1,504      1,759      2,047      412        667         954
   5          4,409      100,000   100,000    100,000    1,898      2,287      2,742      805      1,194       1,649
   6          5,428      100,000   100,000    100,000    2,273      2,825      3,497    1,181      1,732       2,405
   7          6,497      100,000   100,000    100,000    2,627      3,372      4,315    1,534      2,279       3,223
   8          7,620      100,000   100,000    100,000    2,960      3,927      5,203    2,066      3,033       4,309
   9          8,799      100,000   100,000    100,000    3,269      4,489      6,166    2,574      3,793       5,471
  10         10,037      100,000   100,000    100,000    3,562      5,067      7,227    3,266      4,771       6,931
  11         11,337      100,000   100,000    100,000    3,859      5,684      8,415    3,661      5,486       8,218
  12         12,702      100,000   100,000    100,000    4,133      6,311      9,715    4,035      6,213       9,616
  13         14,135      100,000   100,000    100,000    4,382      6,948     11,136    4,382      6,948      11,136
  14         15,640      100,000   100,000    100,000    4,604      7,593     12,692    4,604      7,593      12,692
  15         17,220      100,000   100,000    100,000    4,796      8,244     14,396    4,796      8,244      14,396
  16         18,879      100,000   100,000    100,000    4,958      8,901     16,265    4,958      8,901      16,265
  17         20,621      100,000   100,000    100,000    5,088      9,563     18,318    5,088      9,563      18,318
  18         22,450      100,000   100,000    100,000    5,180     10,224     20,571    5,180     10,224      20,571
  19         24,370      100,000   100,000    100,000    5,227     10,879     23,043    5,227     10,879      23,043
  20         26,387      100,000   100,000    100,000    5,237     11,534     25,769    5,237     11,534      25,769
  25         38,086      100,000   100,000    100,000    4,749     14,862     44,492    4,749     14,862      44,492
  30         53,018      100,000   100,000    129,345    3,236     18,271     75,996    3,236     18,271      75,996
  35         72,076           **   100,000    191,588       **     20,805    126,577       **     20,805     126,577
  40         96,398           **   100,000    282,918       **     20,665    206,691       **     20,665     206,691
  45        127,441           **   100,000    420,701       **     14,885    333,202       **     14,885     333,202

_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 3: Level Death Benefit With Greater Funding
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            798      100,000   100,000    100,000      191        217        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        680        754        0          0          11
   3          2,516      100,000   100,000    100,000    1,011      1,153      1,308        0         60         215
   4          3,439      100,000   100,000    100,000    1,395      1,635      1,906      302        542         813
   5          4,409      100,000   100,000    100,000    1,759      2,124      2,552      666      1,031       1,459
   6          5,428      100,000   100,000    100,000    2,104      2,621      3,249    1,011      1,528       2,157
   7          6,497      100,000   100,000    100,000    2,426      3,122      4,002    1,334      2,029       2,909
   8          7,620      100,000   100,000    100,000    2,727      3,627      4,814    1,833      2,733       3,920
   9          8,799      100,000   100,000    100,000    3,003      4,135      5,690    2,308      3,440       4,995
  10         10,037      100,000   100,000    100,000    3,263      4,656      6,651    2,967      4,359       6,355
  11         11,337      100,000   100,000    100,000    3,496      5,177      7,692    3,298      4,979       7,494
  12         12,702      100,000   100,000    100,000    3,700      5,698      8,818    3,602      5,599       8,719
  13         14,135      100,000   100,000    100,000    3,876      6,216     10,039    3,876      6,216      10,039
  14         15,640      100,000   100,000    100,000    4,020      6,731     11,365    4,020      6,731      11,365
  15         17,220      100,000   100,000    100,000    4,130      7,240     12,803    4,130      7,240      12,803
  16         18,879      100,000   100,000    100,000    4,205      7,739     14,367    4,205      7,739      14,367
  17         20,621      100,000   100,000    100,000    4,237      8,223     16,063    4,237      8,223      16,063
  18         22,450      100,000   100,000    100,000    4,221      8,684     17,904    4,221      8,684      17,904
  19         24,370      100,000   100,000    100,000    4,152      9,117     19,904    4,152      9,117      19,904
  20         26,387      100,000   100,000    100,000    4,020      9,511     22,072    4,020      9,511      22,072
  25         38,086      100,000   100,000    100,000    2,190     10,618     36,178    2,190     10,618      36,178
  30         53,018           **   100,000    100,000       **      8,982     58,586       **      8,982      58,586
  35         72,076           **   100,000    141,182       **        970     93,276       **        970      93,276
  40         96,398           **        **    196,656       **         **    143,670       **         **     143,670
  45        127,441           **        **    271,181       **         **    214,780       **         **     214,780

---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% OR 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 1: Level Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   --------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   --------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ----------
   1            798      100,000    100,000    100,000       194        219         245          0          0            0
   2          1,636      100,000    100,000    100,000       615        686         761          0          0           18
   3          2,516      100,000    100,000    100,000     1,021      1,165       1,321          0         72          228
   4          3,439      100,000    100,000    100,000     1,411      1,654       1,928        318        561          836
   5          4,409      100,000    100,000    100,000     1,782      2,152       2,586        689      1,059        1,493
   6          5,428      100,000    100,000    100,000     2,135      2,660       3,299      1,042      1,567        2,207
   7          6,497      100,000    100,000    100,000     2,467      3,174       4,071      1,374      2,081        2,978
   8          7,620      100,000    100,000    100,000     2,778      3,695       4,908      1,884      2,801        4,014
   9          8,799      100,000    100,000    100,000     3,065      4,222       5,814      2,370      3,526        5,119
  10         10,037      100,000    100,000    100,000     3,336      4,763       6,811      3,040      4,466        6,515
  11         11,337      100,000    100,000    100,000     3,612      5,339       7,929      3,414      5,142        7,731
  12         12,702      100,000    100,000    100,000     3,865      5,925       9,150      3,766      5,826        9,051
  13         14,135      100,000    100,000    100,000     4,092      6,518      10,484      4,092      6,518       10,484
  14         15,640      100,000    100,000    100,000     4,292      7,116      11,942      4,292      7,116       11,942
  15         17,220      100,000    100,000    100,000     4,463      7,718      13,538      4,463      7,718       13,538
  16         18,879      100,000    100,000    100,000     4,604      8,323      15,286      4,604      8,323       15,286
  17         20,621      100,000    100,000    100,000     4,713      8,931      17,205      4,713      8,931       17,205
  18         22,450      100,000    100,000    100,000     4,783      9,534      19,307      4,783      9,534       19,307
  19         24,370      100,000    100,000    100,000     4,809     10,127      21,611      4,809     10,127       21,611
  20         26,387      100,000    100,000    100,000     4,797     10,717      24,149      4,797     10,717       24,149
  25         38,086      100,000    100,000    100,000     4,198     13,653      41,538      4,198     13,653       41,538
  30         53,018      100,000    100,000    100,000     2,568     16,525      71,306      2,568     16,525       71,306
  35         72,076           **    100,000    140,787        **     18,286     122,424         **     18,286      122,424
  40         96,398           **    100,000    217,942        **     16,948     207,563         **     16,948      207,563
  45        127,441           **    100,000    367,514        **      9,140     350,013         **      9,140      350,013

---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. THe Death Benefit, Account Value and Surrender Value for A Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 1: Level Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   --------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   --------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ----------
   1            798      100,000    100,000    100,000       191        217         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        680         754          0          0           11
   3          2,516      100,000    100,000    100,000     1,011      1,153       1,308          0         60          215
   4          3,439      100,000    100,000    100,000     1,395      1,635       1,906        302        543          814
   5          4,409      100,000    100,000    100,000     1,759      2,125       2,552        666      1,032        1,459
   6          5,428      100,000    100,000    100,000     2,105      2,622       3,251      1,012      1,529        2,158
   7          6,497      100,000    100,000    100,000     2,427      3,123       4,003      1,335      2,030        2,911
   8          7,620      100,000    100,000    100,000     2,729      3,629       4,817      1,835      2,735        3,923
   9          8,799      100,000    100,000    100,000     3,005      4,137       5,693      2,310      3,442        4,998
  10         10,037      100,000    100,000    100,000     3,258      4,649       6,642      2,962      4,352        6,345
  11         11,337      100,000    100,000    100,000     3,484      5,159       7,665      3,286      4,961        7,467
  12         12,702      100,000    100,000    100,000     3,680      5,666       8,769      3,581      5,567        8,671
  13         14,135      100,000    100,000    100,000     3,846      6,169       9,963      3,846      6,169        9,963
  14         15,640      100,000    100,000    100,000     3,981      6,666      11,253      3,981      6,666       11,253
  15         17,220      100,000    100,000    100,000     4,082      7,153      12,649      4,082      7,153       12,649
  16         18,879      100,000    100,000    100,000     4,145      7,628      14,159      4,145      7,628       14,159
  17         20,621      100,000    100,000    100,000     4,166      8,084      15,790      4,166      8,084       15,790
  18         22,450      100,000    100,000    100,000     4,139      8,514      17,553      4,139      8,514       17,553
  19         24,370      100,000    100,000    100,000     4,057      8,912      19,457      4,057      8,912       19,457
  20         26,387      100,000    100,000    100,000     3,913      9,268      21,511      3,913      9,268       21,511
  25         38,086      100,000    100,000    100,000     2,031     10,111      34,622      2,031     10,111       34,622
  30         53,018           **    100,000    100,000        **      8,080      54,720         **      8,080       54,720
  35         72,076           **         **    101,028        **         **      87,850         **         **       87,850
  40         96,398           **         **    150,380        **         **     143,219         **         **      143,219
  45        127,441           **         **    243,615        **         **     232,014         **         **      232,014

---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 2: Variable Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*



                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   ---------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   ---------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  -----------
   1            798      100,193    100,219    100,244       193        219         244          0          0            0
   2          1,636      100,613    100,684    100,759       613        684         759          0          0           16
   3          2,516      101,017    101,160    101,316     1,017      1,160       1,316          0         67          223
   4          3,439      101,404    101,646    101,918     1,404      1,646       1,918        311        553          826
   5          4,409      101,771    102,138    102,569     1,771      2,138       2,569        678      1,046        1,476
   6          5,428      102,119    102,639    103,273     2,119      2,639       3,273      1,026      1,546        2,180
   7          6,497      102,445    103,144    104,031     2,445      3,144       4,031      1,352      2,051        2,939
   8          7,620      102,748    103,654    104,850     2,748      3,654       4,850      1,854      2,760        3,956
   9          8,799      103,027    104,166    105,734     3,027      4,166       5,734      2,332      3,471        5,039
  10         10,037      103,288    104,689    106,701     3,288      4,689       6,701      2,991      4,392        6,405
  11         11,337      103,551    105,244    107,780     3,551      5,244       7,780      3,353      5,046        7,582
  12         12,702      103,790    105,803    108,952     3,790      5,803       8,952      3,691      5,705        8,853
  13         14,135      104,002    106,365    110,224     4,002      6,365      10,224      4,002      6,365       10,224
  14         15,640      104,185    106,926    111,606     4,185      6,926      11,606      4,185      6,926       11,606
  15         17,220      104,336    107,484    113,105     4,336      7,484      13,105      4,336      7,484       13,105
  16         18,879      104,456    108,038    114,734     4,456      8,038      14,734      4,456      8,038       14,734
  17         20,621      104,542    108,586    116,506     4,542      8,586      16,506      4,542      8,586       16,506
  18         22,450      104,587    109,119    118,427     4,587      9,119      18,427      4,587      9,119       18,427
  19         24,370      104,585    109,631    120,508     4,585      9,631      20,508      4,585      9,631       20,508
  20         26,387      104,543    110,128    122,772     4,543     10,128      22,772      4,543     10,128       22,772
  25         38,086      103,779    112,380    137,689     3,779     12,380      37,689      3,779     12,380       37,689
  30         53,018      101,990    114,062    161,423     1,990     14,062      61,423      1,990     14,062       61,423
  35         72,076           **    113,733    198,467        **     13,733      98,467         **     13,733       98,467
  40         96,398           **    108,890    255,601        **      8,890     155,601         **      8,890      155,601
  45        127,441           **         **    344,098        **         **     244,098         **         **      244,098


_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 2: Variable Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,608   100,678    100,752      608       678        752         0         0           9
   3          2,516      101,007   101,149    101,302    1,007     1,149      1,302         0        56         210
   4          3,439      101,388   101,627    101,896    1,388     1,627      1,896       295       534         804
   5          4,409      101,748   102,111    102,536    1,748     2,111      2,536       655     1,018       1,443
   6          5,428      102,088   102,601    103,224    2,088     2,601      3,224       996     1,508       2,132
   7          6,497      102,405   103,093    103,964    2,405     3,093      3,964     1,313     2,001       2,871
   8          7,620      102,699   103,588    104,760    2,699     3,588      4,760     1,805     2,694       3,866
   9          8,799      102,967   104,082    105,614    2,967     4,082      5,614     2,272     3,387       4,919
  10         10,037      103,210   104,577    106,534    3,210     4,577      6,534     2,914     4,280       6,237
  11         11,337      103,424   105,066    107,520    3,424     5,066      7,520     3,227     4,868       7,322
  12         12,702      103,608   105,548    108,577    3,608     5,548      8,577     3,509     5,449       8,478
  13         14,135      103,760   106,022    109,712    3,760     6,022      9,712     3,760     6,022       9,712
  14         15,640      103,878   106,483    110,928    3,878     6,483     10,928     3,878     6,483      10,928
  15         17,220      103,960   106,929    112,232    3,960     6,929     12,232     3,960     6,929      12,232
  16         18,879      104,004   107,356    113,629    4,004     7,356     13,629     4,004     7,356      13,629
  17         20,621      104,004   107,755    115,121    4,004     7,755     15,121     4,004     7,755      15,121
  18         22,450      103,953   108,119    116,710    3,953     8,119     16,710     3,953     8,119      16,710
  19         24,370      103,847   108,441    118,402    3,847     8,441     18,402     3,847     8,441      18,402
  20         26,387      103,676   108,708    120,194    3,676     8,708     20,194     3,676     8,708      20,194
  25         38,086      101,656   108,883    130,792    1,656     8,883     30,792     1,656     8,883      30,792
  30         53,018           **   105,728    144,120       **     5,728     44,120        **     5,728      44,120
  35         72,076           **        **    159,012       **        **     59,012        **        **      59,012
  40         96,398           **        **    171,950       **        **     71,950        **        **      71,950
  45        127,441           **        **    173,762       **        **     73,762        **        **      73,762


__________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 3: Level Death Benefit With Greater Funding
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      194        219        245        0          0           0
   2          1,636      100,000   100,000    100,000      615        686        761        0          0          18
   3          2,516      100,000   100,000    100,000    1,021      1,165      1,321        0         72         228
   4          3,439      100,000   100,000    100,000    1,411      1,654      1,928      318        561         836
   5          4,409      100,000   100,000    100,000    1,782      2,152      2,586      689      1,059       1,493
   6          5,428      100,000   100,000    100,000    2,135      2,660      3,299    1,042      1,567       2,207
   7          6,497      100,000   100,000    100,000    2,467      3,174      4,071    1,374      2,081       2,978
   8          7,620      100,000   100,000    100,000    2,778      3,695      4,908    1,884      2,801       4,014
   9          8,799      100,000   100,000    100,000    3,065      4,222      5,814    2,370      3,526       5,119
  10         10,037      100,000   100,000    100,000    3,336      4,763      6,811    3,040      4,466       6,515
  11         11,337      100,000   100,000    100,000    3,612      5,339      7,929    3,414      5,142       7,731
  12         12,702      100,000   100,000    100,000    3,865      5,925      9,150    3,766      5,826       9,051
  13         14,135      100,000   100,000    100,000    4,092      6,518     10,484    4,092      6,518      10,484
  14         15,640      100,000   100,000    100,000    4,292      7,116     11,942    4,292      7,116      11,942
  15         17,220      100,000   100,000    100,000    4,463      7,718     13,538    4,463      7,718      13,538
  16         18,879      100,000   100,000    100,000    4,604      8,323     15,286    4,604      8,323      15,286
  17         20,621      100,000   100,000    100,000    4,713      8,931     17,205    4,713      8,931      17,205
  18         22,450      100,000   100,000    100,000    4,783      9,534     19,307    4,783      9,534      19,307
  19         24,370      100,000   100,000    100,000    4,809     10,127     21,611    4,809     10,127      21,611
  20         26,387      100,000   100,000    100,000    4,797     10,717     24,149    4,797     10,717      24,149
  25         38,086      100,000   100,000    100,000    4,198     13,653     41,538    4,198     13,653      41,538
  30         53,018      100,000   100,000    120,771    2,568     16,525     70,958    2,568     16,525      70,958
  35         72,076           **   100,000    179,181       **     18,286    118,381       **     18,286     118,381
  40         96,398           **   100,000    264,899       **     16,948    193,526       **     16,948     193,526
  45        127,441           **   100,000    394,246       **      9,140    312,249       **      9,140     312,249


_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 3: Level Death Benefit With Greater Funding
Illustration Assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            798      100,000   100,000    100,000      191        217        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        680        754        0          0          11
   3          2,516      100,000   100,000    100,000    1,011      1,153      1,308        0         60         215
   4          3,439      100,000   100,000    100,000    1,395      1,635      1,906      302        543         814
   5          4,409      100,000   100,000    100,000    1,759      2,125      2,552      666      1,032       1,459
   6          5,428      100,000   100,000    100,000    2,105      2,622      3,251    1,012      1,529       2,158
   7          6,497      100,000   100,000    100,000    2,427      3,123      4,003    1,335      2,030       2,911
   8          7,620      100,000   100,000    100,000    2,729      3,629      4,817    1,835      2,735       3,923
   9          8,799      100,000   100,000    100,000    3,005      4,137      5,693    2,310      3,442       4,998
  10         10,037      100,000   100,000    100,000    3,258      4,649      6,642    2,962      4,352       6,345
  11         11,337      100,000   100,000    100,000    3,484      5,159      7,665    3,286      4,961       7,467
  12         12,702      100,000   100,000    100,000    3,680      5,666      8,769    3,581      5,567       8,671
  13         14,135      100,000   100,000    100,000    3,846      6,169      9,963    3,846      6,169       9,963
  14         15,640      100,000   100,000    100,000    3,981      6,666     11,253    3,981      6,666      11,253
  15         17,220      100,000   100,000    100,000    4,082      7,153     12,649    4,082      7,153      12,649
  16         18,879      100,000   100,000    100,000    4,145      7,628     14,159    4,145      7,628      14,159
  17         20,621      100,000   100,000    100,000    4,166      8,084     15,790    4,166      8,084      15,790
  18         22,450      100,000   100,000    100,000    4,139      8,514     17,553    4,139      8,514      17,553
  19         24,370      100,000   100,000    100,000    4,057      8,912     19,457    4,057      8,912      19,457
  20         26,387      100,000   100,000    100,000    3,913      9,268     21,511    3,913      9,268      21,511
  25         38,086      100,000   100,000    100,000    2,031     10,111     34,622    2,031     10,111      34,622
  30         53,018           **   100,000    100,000       **      8,080     54,720       **      8,080      54,720
  35         72,076           **        **    129,640       **         **     85,650       **         **      85,650
  40         96,398           **        **    177,555       **         **    129,716       **         **     129,716
  45        127,441           **        **    240,610       **         **    190,567       **         **     190,567

___________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                   [This page is intentionally left blank.]

                    MEDALLION VARIABLE UNIVERSAL LIFE PLUS

                REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 18 to 23 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Variable Universal Life Plus Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 26 of the Medallion Variable Universal Life Plus Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

       "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium: $ 760 *
Using Current Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      661        735        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,090      1,240      1,403      330        480         643
   4          3,439      100,000   100,000    100,000    1,501      1,755      2,042      741        995       1,282
   5          4,409      100,000   100,000    100,000    1,893      2,281      2,735    1,133      1,521       1,975
   6          5,428      100,000   100,000    100,000    2,266      2,817      3,487    1,658      2,209       2,879
   7          6,497      100,000   100,000    100,000    2,618      3,361      4,301    2,086      2,829       3,769
   8          7,620      100,000   100,000    100,000    2,948      3,912      5,183    2,492      3,456       4,727
   9          8,799      100,000   100,000    100,000    3,255      4,470      6,140    2,951      4,166       5,836
  10         10,037      100,000   100,000    100,000    3,537      5,034      7,177    3,385      4,882       7,025
  11         11,337      100,000   100,000    100,000    3,830      5,643      8,351    3,830      5,643       8,351
  12         12,702      100,000   100,000    100,000    4,100      6,262      9,635    4,100      6,262       9,635
  13         14,135      100,000   100,000    100,000    4,345      6,890     11,036    4,345      6,890      11,036
  14         15,640      100,000   100,000    100,000    4,561      7,524     12,569    4,561      7,524      12,569
  15         17,220      100,000   100,000    100,000    4,749      8,164     14,246    4,749      8,164      14,246
  16         18,879      100,000   100,000    100,000    4,964      8,866     16,138    4,964      8,866      16,138
  17         20,621      100,000   100,000    100,000    5,137      9,565     18,205    5,137      9,565      18,205
  18         22,450      100,000   100,000    100,000    5,257     10,251     20,458    5,257     10,251      20,458
  19         24,370      100,000   100,000    100,000    5,322     10,920     22,919    5,322     10,920      22,919
  20         26,387      100,000   100,000    100,000    5,331     11,573     25,614    5,331     11,573      25,614
  25         38,086      100,000   100,000    100,000    5,427     15,507     44,642    5,427     15,507      44,642
  30         53,018      100,000   100,000    100,000    4,357     19,532     76,911    4,357     19,532      76,911
  35         72,076      100,000   100,000    151,363    1,156     22,878    131,620    1,156     22,878     131,620
  40         96,398           **   100,000    233,325       **     23,932    222,214       **     23,932     222,214
  45        127,441           **   100,000    391,866       **     20,320    373,206       **     20,320     373,206

_________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium: $ 760 *
Using Maximum Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      608       679         752        0         0            0
   3          2,516      100,000   100,000    100,000    1,008     1,150       1,305      248       390          545
   4          3,439      100,000   100,000    100,000    1,391     1,631       1,901      631       871        1,141
   5          4,409      100,000   100,000    100,000    1,754     2,118       2,544      994     1,358        1,784
   6          5,428      100,000   100,000    100,000    2,097     2,612       3,239    1,489     2,004        2,631
   7          6,497      100,000   100,000    100,000    2,418     3,110       3,987    1,886     2,578        3,455
   8          7,620      100,000   100,000    100,000    2,716     3,612       4,794    2,260     3,156        4,338
   9          8,799      100,000   100,000    100,000    2,990     4,116       5,664    2,686     3,812        5,360
  10         10,037      100,000   100,000    100,000    3,240     4,622       6,603    3,088     4,470        6,451
  11         11,337      100,000   100,000    100,000    3,463     5,127       7,616    3,463     5,127        7,616
  12         12,702      100,000   100,000    100,000    3,656     5,628       8,708    3,656     5,628        8,708
  13         14,135      100,000   100,000    100,000    3,819     6,124       9,887    3,819     6,124        9,887
  14         15,640      100,000   100,000    100,000    3,951     6,613      11,160    3,951     6,613       11,160
  15         17,220      100,000   100,000    100,000    4,047     7,091      12,535    4,047     7,091       12,535
  16         18,879      100,000   100,000    100,000    4,108     7,557      14,021    4,108     7,557       14,021
  17         20,621      100,000   100,000    100,000    4,125     8,002      15,625    4,125     8,002       15,625
  18         22,450      100,000   100,000    100,000    4,094     8,421      17,355    4,094     8,421       17,355
  19         24,370      100,000   100,000    100,000    4,009     8,806      19,222    4,009     8,806       19,222
  20         26,387      100,000   100,000    100,000    3,862     9,149      21,234    3,862     9,149       21,234
  25         38,086      100,000   100,000    100,000    1,964     9,907      34,006    1,964     9,907       34,006
  30         53,018           **   100,000    100,000       **     7,757      53,410       **     7,757       53,410
  35         72,076           **        **    100,000       **        **      85,060       **        **       85,060
  40         96,398           **        **    145,172       **        **     138,259       **        **      138,259
  45        127,441           **        **    234,420       **        **     223,257       **        **      223,257

___________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option B Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium: $ 760 *
Using Current Charges

                                   Death Benefit                    Account Value                   Surrender Value
                           -----------------------------    -----------------------------    -----------------------------
            Premiums        Assuming Hypothetical Gross      Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:     Annual Investment Return of:     Annual Investment Return of:
Policy   At 5% Interest    -----------------------------    -----------------------------    ------------------------------
 Year       Per Year       0% Gross  6% Gross  12% Gross    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-----    --------------    --------  --------  ---------    --------  --------  ---------    --------  --------   ---------
   1              798       100,216   100,243    100,269         216       243        269          0          0           0
   2            1,636       100,659   100,733    100,811         659       733        811          0          0          51
   3            2,516       101,085   101,235    101,397       1,085     1,235      1,397        325        475         637
   4            3,439       101,493   101,747    102,032       1,493     1,747      2,032        733        987       1,272
   5            4,409       101,881   102,267    102,717       1,881     2,267      2,717      1,121      1,507       1,957
   6            5,428       102,249   102,795    103,459       2,249     2,795      3,459      1,641      2,187       2,851
   7            6,497       102,594   103,329    104,259       2,594     3,329      4,259      2,062      2,797       3,727
   8            7,620       102,917   103,869    105,123       2,917     3,869      5,123      2,461      3,413       4,667
   9            8,799       103,214   104,412    106,055       3,214     4,412      6,055      2,910      4,108       5,751
  10           10,037       103,486   104,957    107,062       3,486     4,957      7,062      3,334      4,805       6,910
  11           11,337       103,766   105,543    108,195       3,766     5,543      8,195      3,766      5,543       8,195
  12           12,702       104,022   106,135    109,427       4,022     6,135      9,427      4,022      6,135       9,427
  13           14,135       104,250   106,729    110,765       4,250     6,729     10,765      4,250      6,729      10,765
  14           15,640       104,449   107,325    112,217       4,449     7,325     12,217      4,449      7,325      12,217
  15           17,220       104,616   107,919    113,793       4,616     7,919     13,793      4,616      7,919      13,793
  16           18,879       104,811   108,572    115,571       4,811     8,572     15,571      4,811      8,572      15,571
  17           20,621       104,962   109,213    117,494       4,962     9,213     17,494      4,962      9,213      17,494
  18           22,450       105,057   109,830    119,568       5,057     9,830     19,568      5,057      9,830      19,568
  19           24,370       105,092   110,416    121,802       5,092    10,416     21,802      5,092     10,416      21,802
  20           26,387       105,069   110,971    124,217       5,069    10,971     24,217      5,069     10,971      24,217
  25           38,086       105,006   114,267    140,955       5,006    14,267     40,955      5,006     14,267      40,955
  30           53,018       103,733   117,087    167,441       3,733    17,087     67,441      3,733     17,087      67,441
  35           72,076       100,362   118,181    208,908         362    18,181    108,908        362     18,181     108,908
  40           96,398            **   115,140    273,179          **    15,140    173,179         **     15,140     173,179
  45          127,441            **   105,021    373,476          **     5,021    273,476         **      5,021     273,476

_________________
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option B Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium: $ 760 *
Using Current Charges

                                     Death Benefit                    Account Value                   Surrender Value
                             -----------------------------    -----------------------------    -----------------------------
              Premiums        Assuming Hypothetical Gross      Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of      Accumulated      Annual Investment Return of:     Annual Investment Return of:     Annual Investment Return of:
Policy     At 5% Interest    -----------------------------    -----------------------------    -----------------------------
 Year         Per Year       0% Gross  6% Gross  12% Gross    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-----      --------------    --------  --------  ---------    --------  --------  ---------    --------  --------  -----------
   1              798        100,190   100,215    100,241        190       215        241           0         0           0
   2            1,636        100,606   100,676    100,750        606       676        750           0         0           0
   3            2,516        101,004   101,146    101,299      1,004     1,146      1,299         244       386         539
   4            3,439        101,384   101,622    101,891      1,384     1,622      1,891         624       862       1,131
   5            4,409        101,743   102,104    102,527      1,743     2,104      2,527         983     1,344       1,767
   6            5,428        102,081   102,591    103,212      2,081     2,591      3,212       1,473     1,983       2,604
   7            6,497        102,396   103,081    103,948      2,396     3,081      3,948       1,864     2,549       3,416
   8            7,620        102,687   103,572    104,738      2,687     3,572      4,738       2,231     3,116       4,282
   9            8,799        102,952   104,061    105,585      2,952     4,061      5,585       2,648     3,757       5,281
  10           10,037        103,192   104,551    106,496      3,192     4,551      6,496       3,040     4,399       6,344
  11           11,337        103,404   105,035    107,472      3,404     5,035      7,472       3,404     5,035       7,472
  12           12,702        103,584   105,511    108,517      3,584     5,511      8,517       3,584     5,511       8,517
  13           14,135        103,733   105,977    109,638      3,733     5,977      9,638       3,733     5,977       9,638
  14           15,640        103,848   106,431    110,838      3,848     6,431     10,838       3,848     6,431      10,838
  15           17,220        103,927   106,868    112,122      3,927     6,868     12,122       3,927     6,868      12,122
  16           18,879        103,968   107,286    113,497      3,968     7,286     13,497       3,968     7,286      13,497
  17           20,621        103,964   107,676    114,963      3,964     7,676     14,963       3,964     7,676      14,963
  18           22,450        103,910   108,030    116,523      3,910     8,030     16,523       3,910     8,030      16,523
  19           24,370        103,801   108,341    118,180      3,801     8,341     18,180       3,801     8,341      18,180
  20           26,387        103,627   108,596    119,934      3,627     8,596     19,934       3,627     8,596      19,934
  25           38,086        101,596   108,699    130,241      1,596     8,699     30,241       1,596     8,699      30,241
  30           53,018             **   105,461    143,038         **     5,461     43,038          **     5,461      43,038
  35           72,076             **        **    156,998         **        **     56,998          **        **      56,998
  40           96,398             **        **    168,348         **        **     68,348          **        **      68,348
  45          127,441             **        **    167,539         **        **     67,539          **        **      67,539

______________
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Cash Value Accumulation Test
Planned Premium: $ 760 *
Using Current Changes

                                     Death Benefit                    Account Value                   Surrender Value
                             -----------------------------    -----------------------------    ------------------------------
              Premiums        Assuming Hypothetical Gross      Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of      Accumulated      Annual Investment Return of:     Annual Investment Return of:     Annual Investment Return of:
Policy     At 5% Interest    -----------------------------    -----------------------------    ------------------------------
 Year         Per Year       0% Gross  6% Gross  12% Gross    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
------     --------------    --------  --------  ---------    --------  --------  ---------    --------  --------  ----------
   1                798      100,000    100,000    100,000         217       243        270           0         0           0
   2              1,636      100,000    100,000    100,000         661       735        813           0         0          53
   3              2,516      100,000    100,000    100,000       1,090     1,240      1,403         330       480         643
   4              3,439      100,000    100,000    100,000       1,501     1,755      2,042         741       995       1,282
   5              4,409      100,000    100,000    100,000       1,893     2,281      2,735       1,133     1,521       1,975
   6              5,428      100,000    100,000    100,000       2,266     2,817      3,487       1,658     2,209       2,879
   7              6,497      100,000    100,000    100,000       2,618     3,361      4,301       2,086     2,829       3,769
   8              7,620      100,000    100,000    100,000       2,948     3,912      5,183       2,492     3,456       4,727
   9              8,799      100,000    100,000    100,000       3,255     4,470      6,140       2,951     4,166       5,836
  10             10,037      100,000    100,000    100,000       3,537     5,034      7,177       3,385     4,882       7,025
  11             11,337      100,000    100,000    100,000       3,830     5,643      8,351       3,830     5,643       8,351
  12             12,702      100,000    100,000    100,000       4,100     6,262      9,635       4,100     6,262       9,635
  13             14,135      100,000    100,000    100,000       4,345     6,890     11,036       4,345     6,890      11,036
  14             15,640      100,000    100,000    100,000       4,561     7,524     12,569       4,561     7,524      12,569
  15             17,220      100,000    100,000    100,000       4,749     8,164     14,246       4,749     8,164      14,246
  16             18,879      100,000    100,000    100,000       4,964     8,866     16,138       4,964     8,866      16,138
  17             20,621      100,000    100,000    100,000       5,137     9,565     18,205       5,137     9,565      18,205
  18             22,450      100,000    100,000    100,000       5,257    10,251     20,458       5,257    10,251      20,458
  19             24,370      100,000    100,000    100,000       5,322    10,920     22,919       5,322    10,920      22,919
  20             26,387      100,000    100,000    100,000       5,331    11,573     25,614       5,331    11,573      25,614
  25             38,086      100,000    100,000    100,000       5,427    15,507     44,642       5,427    15,507      44,642
  30             53,018      100,000    100,000    129,899       4,357    19,532     76,321       4,357    19,532      76,321
  35             72,076      100,000    100,000    192,273       1,156    22,878    127,031       1,156    22,878     127,031
  40             96,398           **    100,000    283,506          **    23,932    207,120          **    23,932     207,120
  45            127,441           **    100,000    420,963          **    20,320    333,409          **    20,320     333,409

---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Cash Value Accumulation Test
Planned Premium: $ 760 *
Using Maximum Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      608       679         752        0         0            0
   3          2,516      100,000   100,000    100,000    1,008     1,150       1,305      248       390          545
   4          3,439      100,000   100,000    100,000    1,391     1,631       1,901      631       871        1,141
   5          4,409      100,000   100,000    100,000    1,754     2,118       2,544      994     1,358        1,784
   6          5,428      100,000   100,000    100,000    2,097     2,612       3,239    1,489     2,004        2,631
   7          6,497      100,000   100,000    100,000    2,418     3,110       3,987    1,886     2,578        3,455
   8          7,620      100,000   100,000    100,000    2,716     3,612       4,794    2,260     3,156        4,338
   9          8,799      100,000   100,000    100,000    2,990     4,116       5,664    2,686     3,812        5,360
  10         10,037      100,000   100,000    100,000    3,240     4,622       6,603    3,088     4,470        6,451
  11         11,337      100,000   100,000    100,000    3,463     5,127       7,616    3,463     5,127        7,616
  12         12,702      100,000   100,000    100,000    3,656     5,628       8,708    3,656     5,628        8,708
  13         14,135      100,000   100,000    100,000    3,819     6,124       9,887    3,819     6,124        9,887
  14         15,640      100,000   100,000    100,000    3,951     6,613      11,160    3,951     6,613       11,160
  15         17,220      100,000   100,000    100,000    4,047     7,091      12,535    4,047     7,091       12,535
  16         18,879      100,000   100,000    100,000    4,108     7,557      14,021    4,108     7,557       14,021
  17         20,621      100,000   100,000    100,000    4,125     8,002      15,625    4,125     8,002       15,625
  18         22,450      100,000   100,000    100,000    4,094     8,421      17,355    4,094     8,421       17,355
  19         24,370      100,000   100,000    100,000    4,009     8,806      19,222    4,009     8,806       19,222
  20         26,387      100,000   100,000    100,000    3,862     9,149      21,234    3,862     9,149       21,234
  25         38,086      100,000   100,000    100,000    1,964     9,907      34,006    1,964     9,907       34,006
  30         53,018           **   100,000    100,000       **     7,757      53,410       **     7,757       53,410
  35         72,076           **        **    126,076       **        **      83,295       **        **       83,295
  40         96,398           **        **    172,157       **        **     125,772       **        **      125,772
  45        127,441           **        **    232,542       **        **     184,177       **        **      184,177

_________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                   [This page is intentionally left blank.]

                    MEDALLION VARIABLE UNIVERSAL LIFE EDGE

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                             ACCUMULATED PREMIUMS

  The following tables on pages 26 to 31 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Variable Universal Life Edge Product Prospectus.

    The assumptions used for the revised illustration are the same as those described on page 25 of the Medallion Variable Universal Life Edge Product Prospectus, except for the following:

   . The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

   . The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Guideline Premium and Cash Value Corridor Test
Planned Premium: $ 927 *
Using Current Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      189        218        248        0          0           0
   2          1,995      100,000   100,000    100,000      605        684        767        0          0           0
   3          3,068      100,000   100,000    100,000    1,004      1,159      1,328       77        232         401
   4          4,195      100,000   100,000    100,000    1,386      1,643      1,935      505        763       1,055
   5          5,378      100,000   100,000    100,000    1,892      2,283      2,743    1,011      1,403       1,863
   6          6,621      100,000   100,000    100,000    2,528      3,094      3,781    1,648      2,213       2,900
   7          7,925      100,000   100,000    100,000    3,144      3,928      4,914    2,310      3,094       4,080
   8          9,295      100,000   100,000    100,000    3,738      4,787      6,150    3,089      4,138       5,502
   9         10,733      100,000   100,000    100,000    4,311      5,670      7,501    3,940      5,299       7,130
  10         12,243      100,000   100,000    100,000    4,860      6,577      8,976    4,860      6,577       8,976
  11         13,828      100,000   100,000    100,000    5,412      7,538     10,618    5,412      7,538      10,618
  12         15,493      100,000   100,000    100,000    5,939      8,523     12,412    5,939      8,523      12,412
  13         17,241      100,000   100,000    100,000    6,438      9,532     14,373    6,438      9,532      14,373
  14         19,076      100,000   100,000    100,000    6,909     10,565     16,516    6,909     10,565      16,516
  15         21,003      100,000   100,000    100,000    7,350     11,622     18,860    7,350     11,622      18,860
  16         23,027      100,000   100,000    100,000    7,757     12,700     21,425    7,757     12,700      21,425
  17         25,152      100,000   100,000    100,000    8,131     13,799     24,232    8,131     13,799      24,232
  18         27,383      100,000   100,000    100,000    8,467     14,917     27,315    8,467     14,917      27,315
  19         29,725      100,000   100,000    100,000    8,763     16,052     30,718    8,763     16,052      30,718
  20         32,185      100,000   100,000    100,000    9,016     17,204     34,481    9,016     17,204      34,481
  25         46,455      100,000   100,000    100,000    9,381     22,978     60,196    9,381     22,978      60,196
  30         64,668      100,000   100,000    127,157    8,614     29,356    104,227    8,614     29,356     104,227
  35         87,913      100,000   100,000    206,275    5,861     36,154    177,823    5,861     36,154     177,823
  40        117,580           **   100,000    321,623       **     42,684    300,582       **     42,684     300,582
  45        155,444           **   100,000    532,121       **     48,388    506,782       **     48,388     506,782

_________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Guideline Premium and Cash Value Corridor Test
Planned Premium: $ 927 *
Using Maximum Charges


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      165        194        223        0          0           0
   2          1,995      100,000   100,000    100,000      557        633        714        0          0           0
   3          3,068      100,000   100,000    100,000      934      1,082      1,244        7        155         317
   4          4,195      100,000   100,000    100,000    1,293      1,538      1,817      412        658         936
   5          5,378      100,000   100,000    100,000    1,776      2,149      2,587      895      1,268       1,707
   6          6,621      100,000   100,000    100,000    2,247      2,781      3,432    1,366      1,901       2,552
   7          7,925      100,000   100,000    100,000    2,694      3,424      4,347    1,859      2,590       3,513
   8          9,295      100,000   100,000    100,000    3,117      4,079      5,340    2,468      3,430       4,691
   9         10,733      100,000   100,000    100,000    3,515      4,743      6,416    3,144      4,372       6,045
  10         12,243      100,000   100,000    100,000    3,887      5,417      7,584    3,887      5,417       7,584
  11         13,828      100,000   100,000    100,000    4,230      6,098      8,851    4,230      6,098       8,851
  12         15,493      100,000   100,000    100,000    4,544      6,785     10,226    4,544      6,785      10,226
  13         17,241      100,000   100,000    100,000    4,827      7,476     11,719    4,827      7,476      11,719
  14         19,076      100,000   100,000    100,000    5,077      8,171     13,342    5,077      8,171      13,342
  15         21,003      100,000   100,000    100,000    5,291      8,865     15,105    5,291      8,865      15,105
  16         23,027      100,000   100,000    100,000    5,467      9,557     17,024    5,467      9,557      17,024
  17         25,152      100,000   100,000    100,000    5,601     10,243     19,111    5,601     10,243      19,111
  18         27,383      100,000   100,000    100,000    5,685     10,915     21,379    5,685     10,915      21,379
  19         29,725      100,000   100,000    100,000    5,715     11,567     23,846    5,715     11,567      23,846
  20         32,185      100,000   100,000    100,000    5,683     12,193     26,532    5,683     12,193      26,532
  25         46,455      100,000   100,000    100,000    4,368     14,654     44,355    4,368     14,654      44,355
  30         64,668      100,000   100,000    100,000      164     14,910     73,653      164     14,910      73,653
  35         87,913           **   100,000    142,996       **      9,952    123,273       **      9,952     123,273
  40        117,580           **        **    218,078       **         **    203,811       **         **     203,811
  45        155,444           **        **    352,504       **         **    335,718       **         **     335,718

_________
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option B Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium:  $ 927 *
Using Current Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000       31         55         80        0          0           0
   2          1,995      100,000   100,000    100,000      291        350        413        0          0           0
   3          3,068      100,000   100,000    100,000      536        646        768        0          0           0
   4          4,195      100,000   100,943    101,147      765        943      1,147        0         62         266
   5          5,378      101,277   101,548    101,869    1,277      1,548      1,869      396        667         988
   6          6,621      101,921   102,324    102,814    1,921      2,324      2,814    1,041      1,444       1,933
   7          7,925      102,544   103,123    103,844    2,544      3,123      3,844    1,710      2,288       3,010
   8          9,295      103,144   103,942    104,965    3,144      3,942      4,965    2,495      3,293       4,317
   9         10,733      103,721   104,782    106,187    3,721      4,782      6,187    3,350      4,411       5,816
  10         12,243      104,273   105,642    107,516    4,273      5,642      7,516    4,273      5,642       7,516
  11         13,828      104,827   106,551    108,993    4,827      6,551      8,993    4,827      6,551       8,993
  12         15,493      105,353   107,480    110,600    5,353      7,480     10,600    5,353      7,480      10,600
  13         17,241      105,850   108,427    112,350    5,850      8,427     12,350    5,850      8,427      12,350
  14         19,076      106,315   109,390    114,252    6,315      9,390     14,252    6,315      9,390      14,252
  15         21,003      106,747   110,368    116,321    6,747     10,368     16,321    6,747     10,368      16,321
  16         23,027      107,143   111,357    118,568    7,143     11,357     18,568    7,143     11,357      18,568
  17         25,152      107,502   112,357    121,012    7,502     12,357     21,012    7,502     12,357      21,012
  18         27,383      107,819   113,363    123,666    7,819     13,363     23,666    7,819     13,363      23,666
  19         29,725      108,092   114,371    126,553    8,092     14,371     26,553    8,092     14,371      26,553
  20         32,185      108,317   115,378    129,711    8,317     15,378     29,711    8,317     15,378      29,711
  25         46,455      108,451   120,031    150,319    8,451     20,031     50,319    8,451     20,031      50,319
  30         64,668      107,361   124,379    183,441    7,361     24,379     83,441    7,361     24,379      83,441
  35         87,913      104,221   127,332    236,380    4,221     27,332    136,380    4,221     27,332     136,380
  40        117,580           **   126,665    320,512       **     26,665    220,512       **     26,665     220,512
  45        155,444           **   119,580    455,099       **     19,580    355,099       **     19,580     355,099

---------
 * The Planned Premium shown is less than the Target Premium of $1,550. The illustrations assume that Planned Premiums are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option B Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium:  $ 927 *
Using Maximum Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000        7         31         55        0          0           0
   2          1,995      100,000   100,000    100,000      244        300        360        0          0           0
   3          3,068      100,000   100,000    100,000      466        570        684        0          0           0
   4          4,195      100,000   100,000    101,029      672        838      1,029        0          0         149
   5          5,378      101,162   101,414    101,714    1,162      1,414      1,714      281        534         833
   6          6,621      101,637   102,008    102,461    1,637      2,008      2,461      756      1,128       1,581
   7          7,925      102,087   102,610    103,267    2,087      2,610      3,267    1,252      1,775       2,432
   8          9,295      102,511   103,218    104,134    2,511      3,218      4,134    1,862      2,569       3,486
   9         10,733      102,909   103,832    105,069    2,909      3,832      5,069    2,538      3,461       4,698
  10         12,243      103,278   104,449    106,076    3,278      4,449      6,076    3,278      4,449       6,076
  11         13,828      103,617   105,068    107,159    3,617      5,068      7,159    3,617      5,068       7,159
  12         15,493      103,924   105,686    108,325    3,924      5,686      8,325    3,924      5,686       8,325
  13         17,241      104,197   106,300    109,579    4,197      6,300      9,579    4,197      6,300       9,579
  14         19,076      104,435   106,910    110,927    4,435      6,910     10,927    4,435      6,910      10,927
  15         21,003      104,634   107,508    112,375    4,634      7,508     12,375    4,634      7,508      12,375
  16         23,027      104,792   108,094    113,930    4,792      8,094     13,930    4,792      8,094      13,930
  17         25,152      104,906   108,661    115,599    4,906      8,661     15,599    4,906      8,661      15,599
  18         27,383      104,966   109,200    117,383    4,966      9,200     17,383    4,966      9,200      17,383
  19         29,725      104,969   109,703    119,288    4,969      9,703     19,288    4,969      9,703      19,288
  20         32,185      104,906   110,160    121,318    4,906     10,160     21,318    4,906     10,160      21,318
  25         46,455      103,397   111,407    133,584    3,397     11,407     33,584    3,397     11,407      33,584
  30         64,668           **   109,570    149,985       **      9,570     49,985       **      9,570      49,985
  35         87,913           **   101,443    170,360       **      1,443     70,360       **      1,443      70,360
  40        117,580           **        **    192,780       **         **     92,780       **         **      92,780
  45        155,444           **        **    210,528       **         **    110,528       **         **     110,528

---------
 * The Planned Premium shown is less than the Target Premium of $1,550. The illustrations assume that Planned Premiums are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Cash Value Accumulation Test
Planned Premium:  $  927 *
Using Current Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      189        218        248        0          0           0
   2          1,995      100,000   100,000    100,000      605        684        767        0          0           0
   3          3,068      100,000   100,000    100,000    1,004      1,159      1,328       77        232         401
   4          4,195      100,000   100,000    100,000    1,386      1,643      1,935      505        763       1,055
   5          5,378      100,000   100,000    100,000    1,892      2,283      2,743    1,011      1,403       1,863
   6          6,621      100,000   100,000    100,000    2,528      3,094      3,781    1,648      2,213       2,900
   7          7,925      100,000   100,000    100,000    3,144      3,928      4,914    2,310      3,094       4,080
   8          9,295      100,000   100,000    100,000    3,738      4,787      6,150    3,089      4,138       5,502
   9         10,733      100,000   100,000    100,000    4,311      5,670      7,501    3,940      5,299       7,130
  10         12,243      100,000   100,000    100,000    4,860      6,577      8,976    4,860      6,577       8,976
  11         13,828      100,000   100,000    100,000    5,412      7,538     10,618    5,412      7,538      10,618
  12         15,493      100,000   100,000    100,000    5,939      8,523     12,412    5,939      8,523      12,412
  13         17,241      100,000   100,000    100,000    6,438      9,532     14,373    6,438      9,532      14,373
  14         19,076      100,000   100,000    100,000    6,909     10,565     16,516    6,909     10,565      16,516
  15         21,003      100,000   100,000    100,000    7,350     11,622     18,860    7,350     11,622      18,860
  16         23,027      100,000   100,000    100,000    7,757     12,700     21,425    7,757     12,700      21,425
  17         25,152      100,000   100,000    100,000    8,131     13,799     24,232    8,131     13,799      24,232
  18         27,383      100,000   100,000    100,000    8,467     14,917     27,315    8,467     14,917      27,315
  19         29,725      100,000   100,000    100,000    8,763     16,052     30,718    8,763     16,052      30,718
  20         32,185      100,000   100,000    100,000    9,016     17,204     34,481    9,016     17,204      34,481
  25         46,455      100,000   100,000    119,990    9,381     22,978     60,046    9,381     22,978      60,046
  30         64,668      100,000   100,000    177,605    8,614     29,356    101,739    8,614     29,356     101,739
  35         87,913      100,000   100,000    261,236    5,861     36,154    168,790    5,861     36,154     168,790
  40        117,580           **   100,000    384,155       **     42,684    275,519       **     42,684     275,519
  45        155,444           **   100,000    570,446       **     48,388    445,139       **     48,388     445,139

---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Cash Value Accumulation Test
Planned Premium:  $  927 *
Using Maximum Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      165        194        223        0          0           0
   2          1,995      100,000   100,000    100,000      557        633        714        0          0           0
   3          3,068      100,000   100,000    100,000      934      1,082      1,244        7        155         317
   4          4,195      100,000   100,000    100,000    1,293      1,538      1,817      412        658         936
   5          5,378      100,000   100,000    100,000    1,776      2,149      2,587      895      1,268       1,707
   6          6,621      100,000   100,000    100,000    2,247      2,781      3,432    1,366      1,901       2,552
   7          7,925      100,000   100,000    100,000    2,694      3,424      4,347    1,859      2,590       3,513
   8          9,295      100,000   100,000    100,000    3,117      4,079      5,340    2,468      3,430       4,691
   9         10,733      100,000   100,000    100,000    3,515      4,743      6,416    3,144      4,372       6,045
  10         12,243      100,000   100,000    100,000    3,887      5,417      7,584    3,887      5,417       7,584
  11         13,828      100,000   100,000    100,000    4,230      6,098      8,851    4,230      6,098       8,851
  12         15,493      100,000   100,000    100,000    4,544      6,785     10,226    4,544      6,785      10,226
  13         17,241      100,000   100,000    100,000    4,827      7,476     11,719    4,827      7,476      11,719
  14         19,076      100,000   100,000    100,000    5,077      8,171     13,342    5,077      8,171      13,342
  15         21,003      100,000   100,000    100,000    5,291      8,865     15,105    5,291      8,865      15,105
  16         23,027      100,000   100,000    100,000    5,467      9,557     17,024    5,467      9,557      17,024
  17         25,152      100,000   100,000    100,000    5,601     10,243     19,111    5,601     10,243      19,111
  18         27,383      100,000   100,000    100,000    5,685     10,915     21,379    5,685     10,915      21,379
  19         29,725      100,000   100,000    100,000    5,715     11,567     23,846    5,715     11,567      23,846
  20         32,185      100,000   100,000    100,000    5,683     12,193     26,532    5,683     12,193      26,532
  25         46,455      100,000   100,000    100,000    4,368     14,654     44,355    4,368     14,654      44,355
  30         64,668      100,000   100,000    127,111      164     14,910     72,814      164     14,910      72,814
  35         87,913           **   100,000    178,568       **      9,952    115,376       **      9,952     115,376
  40        117,580           **        **    247,220       **         **    177,308       **         **     177,308
  45        155,444           **        **    339,389       **         **    264,837       **         **     264,837

______________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                    [This page is intentionally left blank.]

                        MEDALLION EXECUTIVE VARIABLE LIFE

               REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 34 to 39 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 21 of the Medallion Executive Variable Life Product Prospectus, except for the following:

   . The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

   . The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Guideline Premium And Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Current Charges


                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ---------
   1            2,100        100,000  100,000  100,000     926    1,006     1,086
   2            4,305        100,000  100,000  100,000   2,223    2,447     2,682
   3            6,620        100,000  100,000  100,000   3,167    3,610     4,091
   4            9,051        100,000  100,000  100,000   4,237    4,973     5,806
   5           11,604        100,000  100,000  100,000   5,271    6,378     7,679
   6           14,284        100,000  100,000  100,000   6,661    8,230    10,143
   7           17,098        100,000  100,000  100,000   8,007   10,141    12,844
   8           20,053        100,000  100,000  100,000   9,310   12,116    15,805
   9           23,156        100,000  100,000  100,000  10,565   14,153    19,052
  10           26,414        100,000  100,000  100,000  11,795   16,287    22,662
  11           29,834        100,000  100,000  100,000  13,096   18,620    26,772
  12           33,426        100,000  100,000  100,000  14,345   21,035    31,304
  13           37,197        100,000  100,000  100,000  15,541   23,534    36,308
  14           41,157        100,000  100,000  100,000  16,678   26,121    41,840
  15           45,315        100,000  100,000  100,000  17,753   28,799    47,965
  16           49,681        100,000  100,000  100,000  18,763   31,571    54,756
  17           54,265        100,000  100,000  100,000  19,702   34,442    62,299
  18           59,078        100,000  100,000  100,000  20,565   37,418    70,695
  19           64,132        100,000  100,000  100,000  21,345   40,503    80,058
  20           69,439        100,000  100,000  108,558  22,035   43,706    90,465
  25          100,227        100,000  100,000  185,454  23,919   61,906   161,264
  30          139,522        100,000  100,000  292,310  22,073   85,597   278,391
  35          189,673        100,000  123,861  496,998  13,181  117,963   473,332

_____________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Select Underwriting Class Option A Death
      Benefit Guideline Premium And Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Maximum Charges

                                  Death Benefits            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
-----    ------------------  -------  -------  -------  ------  ------  ---------
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,752     1,945
   3            6,620        100,000  100,000  100,000   2,160   2,510     2,894
   4            9,051        100,000  100,000  100,000   2,863   3,431     4,079
   5           11,604        100,000  100,000  100,000   3,513   4,350     5,343
   6           14,284        100,000  100,000  100,000   4,502   5,670     7,112
   7           17,098        100,000  100,000  100,000   5,425   6,999     9,016
   8           20,053        100,000  100,000  100,000   6,277   8,330    11,064
   9           23,156        100,000  100,000  100,000   7,052   9,659    13,267
  10           26,414        100,000  100,000  100,000   7,742  10,977    15,636
  11           29,834        100,000  100,000  100,000   8,403  12,344    18,256
  12           33,426        100,000  100,000  100,000   8,970  13,694    21,086
  13           37,197        100,000  100,000  100,000   9,441  15,027    24,152
  14           41,157        100,000  100,000  100,000   9,810  16,337    27,483
  15           45,315        100,000  100,000  100,000  10,072  17,620    31,111
  16           49,681        100,000  100,000  100,000  10,216  18,866    35,072
  17           54,265        100,000  100,000  100,000  10,228  20,064    39,404
  18           59,078        100,000  100,000  100,000  10,091  21,198    44,155
  19           64,132        100,000  100,000  100,000   9,785  22,251    49,381
  20           69,439        100,000  100,000  100,000   9,288  23,203    55,150
  25          100,227        100,000  100,000  110,085   3,151  25,816    95,726
  30          139,522             **  100,000  170,471      **  21,414   162,353
  35          189,673             **       **  282,201      **      **   268,763

______________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Current Charges


                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%       6%      12%      0%      6%      12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            2,100        100,924  101,003  101,083     924   1,003    1,083
   2            4,305        102,057  102,281  102,515   2,217   2,441    2,675
   3            6,620        103,154  103,595  104,075   3,154   3,595    4,075
   4            9,051        104,214  104,947  105,774   4,214   4,947    5,774
   5           11,604        105,235  106,334  107,624   5,235   6,334    7,624
   6           14,284        106,608  108,161  110,056   6,608   8,161   10,056
   7           17,098        107,931  110,040  112,709   7,931  10,040   12,709
   8           20,053        109,203  111,969  115,604   9,203  11,969   15,604
   9           23,156        110,420  113,947  118,760  10,420  13,947   18,760
  10           26,414        111,603  116,004  122,246  11,603  16,004   22,246
  11           29,834        112,846  118,239  126,189  12,846  18,239   26,189
  12           33,426        114,026  120,529  130,501  14,026  20,529   30,501
  13           37,197        115,137  122,872  135,216  15,137  22,872   35,216
  14           41,157        116,173  125,263  140,369  16,173  25,263   40,369
  15           45,315        117,129  127,699  146,003  17,129  27,699   46,003
  16           49,681        117,999  130,173  152,161  17,999  30,173   52,161
  17           54,265        118,776  132,680  158,892  18,776  32,680   58,892
  18           59,078        119,450  135,212  166,247  19,450  35,212   66,247
  19           64,132        120,012  137,760  174,285  20,012  37,760   74,285
  20           69,439        120,453  140,312  183,066  20,453  40,312   83,066
  25          100,227        120,529  152,787  240,912  20,529  52,787  140,912
  30          139,522        115,779  163,149  331,479  15,779  63,149  231,479
  35          189,673        103,292  167,188  472,627   3,292  67,188  372,627

__________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Maximum Charges

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%       6%      12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  -------  ------
   1            2,100        100,601  100,670  100,740    601      670      740
   2            4,305        101,393  101,576  101,768  1,553    1,736    1,928
   3            6,620        102,132  102,478  102,857  2,132    2,478    2,857
   4            9,051        102,816  103,375  104,011  2,816    3,375    4,011
   5           11,604        103,442  104,261  105,232  3,442    4,261    5,232
   6           14,284        104,399  105,537  106,940  4,399    5,537    6,940
   7           17,098        105,282  106,806  108,758  5,282    6,806    8,758
   8           20,053        106,083  108,060  110,689  6,083    8,060   10,689
   9           23,156        106,796  109,289  112,734  6,796    9,289   12,734
  10           26,414        107,412  110,482  114,896  7,412   10,482   14,896
  11           29,834        107,986  111,694  117,244  7,986   11,694   17,244
  12           33,426        108,451  112,854  119,724  8,451   12,854   19,724
  13           37,197        108,805  113,956  122,343  8,805   13,956   22,343
  14           41,157        109,043  114,991  125,109  9,043   14,991   25,109
  15           45,315        109,158  115,946  128,028  9,158   15,946   28,028
  16           49,681        109,141  116,806  131,101  9,141   16,806   31,101
  17           54,265        108,978  117,551  134,328  8,978   17,551   34,328
  18           59,078        108,651  118,156  137,702  8,651   18,156   37,702
  19           64,132        108,142  118,592  141,217  8,142   18,592   41,217
  20           69,439        107,433  118,829  144,861  7,433   18,829   44,861
  25          100,227        100,361  116,051  164,794    361   16,051   64,794
  30          139,522             **  102,594  185,480     **    2,594   85,480
  35          189,673             **       **  199,330     **       **   99,330

__________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $2,000*
      Using Current Charges

                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest     0%       6%      12%      0%       6%      12%
------   ------------------  -------  -------  -------  ------  -------  -------
   1            2,100        100,000  100,000  100,000     926    1,006    1,086
   2            4,305        100,000  100,000  100,000   2,223    2,447    2,682
   3            6,620        100,000  100,000  100,000   3,167    3,610    4,091
   4            9,051        100,000  100,000  100,000   4,237    4,973    5,806
   5           11,604        100,000  100,000  100,000   5,271    6,378    7,679
   6           14,284        100,000  100,000  100,000   6,661    8,230   10,143
   7           17,098        100,000  100,000  100,000   8,007   10,141   12,844
   8           20,053        100,000  100,000  100,000   9,310   12,116   15,805
   9           23,156        100,000  100,000  100,000  10,565   14,153   19,052
  10           26,414        100,000  100,000  100,000  11,795   16,287   22,662
  11           29,834        100,000  100,000  100,000  13,096   18,620   26,772
  12           33,426        100,000  100,000  100,000  14,345   21,035   31,304
  13           37,197        100,000  100,000  100,000  15,541   23,534   36,308
  14           41,157        100,000  100,000  100,000  16,678   26,121   41,840
  15           45,315        100,000  100,000  100,000  17,753   28,799   47,965
  16           49,681        100,000  100,000  100,029  18,763   31,571   54,753
  17           54,265        100,000  100,000  110,865  19,702   34,442   62,221
  18           59,078        100,000  100,000  122,421  20,565   37,418   70,410
  19           64,132        100,000  100,000  134,764  21,345   40,503   79,385
  20           69,439        100,000  100,000  147,960  22,035   43,706   89,218
  25          100,227        100,000  100,000  229,591  23,919   61,906  154,295
  30          139,522        100,000  114,583  347,007  22,073   84,588  256,169
  35          189,673        100,000  139,307  519,251  13,181  110,913  413,417

_________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $2,000*
      Using Maximum Charges

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%      6%       12%      0%      6%      12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            2,100        100,000  100,000  100,000     607     676      746
   2            4,305        100,000  100,000  100,000   1,568   1,752    1,945
   3            6,620        100,000  100,000  100,000   2,160   2,510    2,894
   4            9,051        100,000  100,000  100,000   2,863   3,431    4,079
   5           11,604        100,000  100,000  100,000   3,513   4,350    5,343
   6           14,284        100,000  100,000  100,000   4,502   5,670    7,112
   7           17,098        100,000  100,000  100,000   5,425   6,999    9,016
   8           20,053        100,000  100,000  100,000   6,277   8,330   11,064
   9           23,156        100,000  100,000  100,000   7,052   9,659   13,267
  10           26,414        100,000  100,000  100,000   7,742  10,977   15,636
  11           29,834        100,000  100,000  100,000   8,403  12,344   18,256
  12           33,426        100,000  100,000  100,000   8,970  13,694   21,086
  13           37,197        100,000  100,000  100,000   9,441  15,027   24,152
  14           41,157        100,000  100,000  100,000   9,810  16,337   27,483
  15           45,315        100,000  100,000  100,000  10,072  17,620   31,111
  16           49,681        100,000  100,000  100,000  10,216  18,866   35,072
  17           54,265        100,000  100,000  100,000  10,228  20,064   39,404
  18           59,078        100,000  100,000  100,000  10,091  21,198   44,155
  19           64,132        100,000  100,000  100,000   9,785  22,251   49,381
  20           69,439        100,000  100,000  100,000   9,288  23,203   55,150
  25          100,227        100,000  100,000  137,746   3,151  25,816   92,571
  30          139,522             **  100,000  197,409      **  21,414  145,732
  35          189,673             **       **  274,956      **      **  218,914

_________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                   [This page is intentionally left blank.]

                     MEDALLION EXECUTIVE VARIABLE LIFE III

 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                             ACCUMULATED PREMIUMS

     The following tables on pages 42 to 47 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life III Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 22 of the Medallion Executive Variable Life III Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

     . The first sentence of the third paragraph is changed to read as follows:

               "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Current Charges


                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%       6%      12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            5,931        100,000  100,000  100,000   5,137   5,449    5,760
   2           12,159        100,000  100,000  100,000  10,065  11,003   11,977
   3           18,699        100,000  100,000  100,000  14,894  16,777   18,814
   4           25,565        100,000  100,000  100,000  19,641  22,802   26,354
   5           32,775        100,000  100,000  100,000  20,907  25,481   30,864
   6           40,345        100,000  100,000  100,000  20,277  26,296   33,754
   7           48,294        100,000  100,000  100,000  19,627  27,125   36,929
   8           50,709        100,000  100,000  100,000  18,957  27,967   40,422
   9           53,244        100,000  100,000  100,000  18,290  28,847   44,289
  10           55,906        100,000  100,000  100,000  17,626  29,765   48,569
  11           58,702        100,000  100,000  100,000  16,982  30,778   53,425
  12           61,637        100,000  100,000  100,000  16,302  31,809   58,797
  13           64,718        100,000  100,000  100,000  15,579  32,853   64,745
  14           67,954        100,000  100,000  100,000  14,816  33,916   71,343
  15           71,352        100,000  100,000  102,260  14,014  35,000   78,662
  16           74,920        100,000  100,000  111,054  13,176  36,111   86,761
  17           78,666        100,000  100,000  120,580  12,274  37,232   95,698
  18           82,599        100,000  100,000  130,897  11,304  38,361  105,562
  19           86,729        100,000  100,000  142,068  10,257  39,497  116,449
  20           91,065        100,000  100,000  154,159   9,122  40,634  128,466
  25           95,619        100,000  100,000  244,977   2,899  47,797  213,023
  30          100,400             **  100,000  371,217      **  55,575  353,540
  35          105,420             **  100,000  617,710      **  63,791  588,295

_________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premiums equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Maximum Charges

                                  Death Benefits            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%      6%       12%      0%      6%      12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            5,931        100,000  100,000  100,000   4,578   4,870    5,163
   2           12,159        100,000  100,000  100,000   8,841   9,696   10,586
   3           18,699        100,000  100,000  100,000  13,016  14,712   16,549
   4           25,565        100,000  100,000  100,000  17,106  19,930   23,112
   5           32,775        100,000  100,000  100,000  17,876  21,931   26,717
   6           40,345        100,000  100,000  100,000  16,838  22,124   28,703
   7           48,294        100,000  100,000  100,000  15,762  22,280   30,860
   8           50,709        100,000  100,000  100,000  14,642  22,391   33,203
   9           53,244        100,000  100,000  100,000  13,467  22,447   35,750
  10           55,906        100,000  100,000  100,000  12,228  22,438   38,521
  11           58,702        100,000  100,000  100,000  10,919  22,355   41,542
  12           61,637        100,000  100,000  100,000   9,529  22,188   44,842
  13           64,718        100,000  100,000  100,000   8,053  21,929   48,457
  14           67,954        100,000  100,000  100,000   6,481  21,566   52,427
  15           71,352        100,000  100,000  100,000   4,803  21,087   56,799
  16           74,920        100,000  100,000  100,000   3,002  20,471   61,626
  17           78,666        100,000  100,000  100,000   1,059  19,697   66,968
  18           82,599             **  100,000  100,000      **  18,737   72,899
  19           86,729             **  100,000  100,000      **  17,557   79,506
  20           91,065             **  100,000  104,222      **  16,119   86,851
  25           95,619             **  100,000  155,584      **   3,437  135,290
  30          100,400             **       **  222,282      **      **  211,698
  35          105,420             **       **  350,638      **      **  333,941

__________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premiums equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Current Charges

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%       6%      12%      0%      6%      12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            5,931        105,137  105,449  105,760   5,137   5,449    5,760
   2           12,159        110,050  110,986  111,959  10,050  10,986   11,959
   3           18,699        114,849  116,727  118,756  14,849  16,727   18,756
   4           25,565        119,553  122,698  126,232  19,553  22,698   26,232
   5           32,775        124,177  128,923  134,471  24,177  28,923   34,471
   6           40,345        128,701  135,393  143,532  28,701  35,393   43,532
   7           48,294        133,127  142,118  153,498  33,127  42,118   53,498
   8           50,709        132,198  143,536  158,576  32,198  43,536   58,576
   9           53,244        131,279  145,014  164,178  31,279  45,014   64,178
  10           55,906        130,366  146,552  170,355  30,366  46,552   70,355
  11           58,702        129,504  148,242  177,329  29,504  48,242   77,329
  12           61,637        128,604  149,962  184,997  28,604  49,962   84,997
  13           64,718        127,657  151,704  193,421  27,657  51,704   93,421
  14           67,954        126,669  153,475  202,688  26,669  53,475  102,688
  15           71,352        125,640  155,275  212,888  25,640  55,275  112,888
  16           74,920        124,577  157,113  224,128  24,577  57,113  124,128
  17           78,666        123,449  158,959  236,485  23,449  58,959  136,485
  18           82,599        122,251  160,806  250,072  22,251  60,806  150,072
  19           86,729        120,979  162,649  265,014  20,979  62,649  165,014
  20           91,065        119,620  164,475  281,443  19,620  64,475  181,443
  25           95,619        112,522  175,023  396,137  12,522  75,023  296,137
  30          100,400        102,360  184,554  584,017   2,360  84,554  484,017
  35          105,420             **  190,287  891,753      **  90,287  791,753

_________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premiums equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter* Using Maximum Charges

                                        Death Benefit                    Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  -------    -------     -----------   ------     ------   -----------
   1            5,931        104,556    104,847      105,138       4,556      4,847       5,138
   2           12,159        108,774    109,622      110,505       8,774      9,622      10,505
   3           18,699        112,879    114,555      116,370      12,879     14,555      16,370
   4           25,565        116,872    119,651      122,780      16,872     19,651      22,780
   5           32,775        120,748    124,910      129,786      20,748     24,910      29,786
   6           40,345        124,508    130,337      137,444      24,508     30,337      37,444
   7           48,294        128,144    135,930      145,809      28,144     35,930      45,809
   8           50,709        126,689    136,427      149,389      26,689     36,427      49,389
   9           53,244        125,184    136,868      153,249      25,184     36,868      53,249
  10           55,906        123,620    137,240      157,407      23,620     37,240      57,407
  11           58,702        121,993    137,533      161,886      21,993     37,533      61,886
  12           61,637        120,295    137,737      166,712      20,295     37,737      66,712
  13           64,718        118,524    137,843      171,913      18,524     37,843      71,913
  14           67,954        116,673    137,840      177,521      16,673     37,840      77,521
  15           71,352        114,737    137,715      183,567      14,737     37,715      83,567
  16           74,920        112,702    137,449      190,082      12,702     37,449      90,082
  17           78,666        110,557    137,021      197,096      10,557     37,021      97,096
  18           82,599        108,282    136,404      204,640       8,282     36,404     104,640
  19           86,729        105,859    135,567      212,743       5,859     35,567     112,743
  20           91,065        103,268    134,478      221,437       3,268     34,478     121,437
  25           95,619             **    124,191      275,339          **     24,191     175,339
  30          100,400             **    101,518      350,875          **      1,518     250,875
  35          105,420             **         **      453,291          **         **     353,291

 ___________
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
  ** Policy lapses unless additional premium payments are made.

  It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit Thereafter*
      Using Current Charges


                                        Death Benefit                    Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  -------    -------     -----------   ------     ------   -----------
   1            5,931        100,000    100,000       100,000      5,137       5,449      5,760
   2           12,159        100,000    100,000       100,000     10,065      11,003     11,977
   3           18,699        100,000    100,000       100,000     14,894      16,777     18,814
   4           25,565        100,000    100,000       100,000     19,641      22,802     26,354
   5           32,775        100,000    100,000       100,000     24,321      29,100     34,688
   6           40,345        100,000    100,000       105,346     28,922      35,674     43,880
   7           48,294        100,000    100,000       125,845     33,446      42,539     53,971
   8           50,709        100,000    100,000       134,082     32,623      44,122     59,187
   9           53,244        100,000    100,797       142,970     31,807      45,777     64,930
  10           55,906        100,000    101,719       152,569     30,996      47,506     71,254
  11           58,702        100,000    102,940       163,282     30,244      49,417     78,384
  12           61,637        100,000    104,203       174,801     29,464      51,395     86,215
  13           64,718        100,000    105,495       187,168     28,649      53,437     94,807
  14           67,954        100,000    106,826       200,456     27,802      55,552    104,241
  15           71,352        100,000    108,210       214,766     26,922      57,743    114,603
  16           74,920        100,000    109,647       230,176     26,013      60,018    125,993
  17           78,666        100,000    111,125       246,744     25,052      62,367    138,480
  18           82,599        100,000    112,651       264,573     24,032      64,790    152,167
  19           86,729        100,000    114,235       283,782     22,948      67,292    167,167
  20           91,065        100,000    115,874       304,472     21,788      69,871    183,594
  25           95,619        100,000    127,620       441,622     15,737      85,766    296,789
  30          100,400        100,000    141,886       646,605      6,475     104,744    477,340
  35          105,420             **    159,680       958,340         **     127,134    763,009

 ___________
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
  ** Policy lapses unless additional premium payments are made.

  It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit Thereafter*
      Using Maximum Charges



                                        Death Benefit                    Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  -------    -------     -----------   ------     ------   -----------
   1            5,931        100,000    100,000         100,000    4,578      4,870        5,163
   2           12,159        100,000    100,000         100,000    8,841      9,696       10,586
   3           18,699        100,000    100,000         100,000   13,016     14,712       16,549
   4           25,565        100,000    100,000         100,000   17,106     19,930       23,112
   5           32,775        100,000    100,000         100,000   21,112     25,361       30,342
   6           40,345        100,000    100,000         100,000   25,036     31,018       38,315
   7           48,294        100,000    100,000         109,713   28,877     36,911       47,053
   8           50,709        100,000    100,000         115,649   27,632     37,754       51,050
   9           53,244        100,000    100,000         121,940   26,345     38,590       55,379
  10           55,906        100,000    100,000         128,607   25,005     39,415       60,063
  11           58,702        100,000    100,000         135,670   23,607     40,227       65,129
  12           61,637        100,000    100,000         143,150   22,142     41,020       70,604
  13           64,718        100,000    100,000         151,071   20,604     41,793       76,523
  14           67,954        100,000    100,000         159,453   18,985     42,543       82,919
  15           71,352        100,000    100,000         168,340   17,275     43,264       89,829
  16           74,920        100,000    100,000         177,738   15,458     43,949       97,289
  17           78,666        100,000    100,000         187,687   13,517     44,590      105,336
  18           82,599        100,000    100,000         198,219   11,430     45,174      114,004
  19           86,729        100,000    100,000         209,367    9,167     45,687      123,331
  20           91,065        100,000    100,000         221,156    6,700     46,114      133,355
  25           95,619             **    100,000         291,191       **     46,408      195,693
  30          100,400             **    100,000         383,899       **     40,737      283,404
  35          105,420             **    100,000         506,427       **     18,523      403,206

 ___________
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
 ** Policy lapses unless additional premium payments are made.

 It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                   [This page is intentionally left blank.]

                          VARIABLE ESTATE PROTECTION

               REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables on pages 50 TO 53 of this Supplement replace the illustration in the John Hancock Life Insurance Company ("John Hancock") Variable Estate Protection Product Prospectus. The tables on pages 54 TO 57 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Variable Estate Protection Product Prospectus.

  The assumptions used for each revised illustration are the same as those described on page 22 of the respective Variable Estate Protection Product Prospectuses, except for the following:

  . The third and fourth sentences of the first paragraph are changed to read as follows:

    "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

  . The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Plan: John Hancock Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Current Charges

                                        Death Benefit                      Surrender Value
                             -----------------------------------   ------------------------------
                                     Assuming hypothetical             Assuming hypothetical
End of    Planned Premiums           gross annual return of            gross annual return of
Policy     accumulated at    -----------------------------------   ------------------------------
 Year    5% annual interest     0%         6%             12%         0%         6%        12%
------   ------------------  ---------  ---------      ---------   -------    -------   ---------
   1            16,768       1,000,000  1,000,000      1,000,000    11,198     11,901      12,606
   2            34,374       1,000,000  1,000,000      1,000,000    23,385     25,555      27,813
   3            52,861       1,000,000  1,000,000      1,000,000    35,394     39,816      44,596
   4            72,271       1,000,000  1,000,000      1,000,000    47,463     54,954      63,371
   5            92,653       1,000,000  1,000,000      1,000,000    59,352     70,763      84,089
   6           114,053       1,000,000  1,000,000      1,000,000    72,115     88,368     108,093
   7           136,524       1,000,000  1,000,000      1,000,000    84,683    106,749     134,579
   8           160,118       1,000,000  1,000,000      1,000,000    97,053    125,932     163,799
   9           184,891       1,000,000  1,000,000      1,000,000   109,223    145,951     196,031
  10           210,904       1,000,000  1,000,000      1,000,000   121,186    166,834     231,582
  11           238,217       1,000,000  1,000,000      1,000,000   133,698    189,410     271,625
  12           266,895       1,000,000  1,000,000      1,000,000   145,976    212,943     315,780
  13           297,008       1,000,000  1,000,000      1,000,000   158,007    237,462     364,468
  14           328,626       1,000,000  1,000,000      1,000,000   169,774    262,996     418,148
  15           361,825       1,000,000  1,000,000      1,000,000   181,256    289,569     477,336
  16           396,684       1,000,000  1,000,000      1,042,657   192,426    317,208     542,580
  17           433,286       1,000,000  1,000,000      1,142,758   203,251    345,934     614,430
  18           471,718       1,000,000  1,000,000      1,249,279   213,688    375,770     693,518
  19           512,072       1,000,000  1,000,000      1,362,888   223,690    406,735     780,525
  20           554,444       1,000,000  1,000,000      1,484,252   233,196    438,851     876,189
  25           800,279       1,000,000  1,000,000      2,242,194   273,376    620,915   1,518,366
  30         1,114,034       1,000,000  1,111,274      3,353,107   287,824    839,240   2,532,282
  35         1,514,473       1,000,000  1,332,627      5,010,481   251,504  1,092,077   4,106,046

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000
      Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Current Charges

                                        Death Benefit                      Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  ---------  ---------   -----------   -------   ------   ------------
   1            16,768       1,011,197  1,011,901     1,012,606    11,197   11,901      12,606
   2            34,374       1,023,383  1,025,553     1,027,811    23,383   25,553      27,811
   3            52,861       1,035,390  1,039,811     1,044,591    35,390   39,811      44,591
   4            72,271       1,047,456  1,054,946     1,063,361    47,456   54,946      63,361
   5            92,653       1,059,340  1,070,749     1,084,072    59,340   70,749      84,072
   6           114,053       1,072,098  1,088,347     1,108,066    72,098   88,347     108,066
   7           136,524       1,084,659  1,106,716     1,134,537    84,659  106,716     134,537
   8           160,118       1,097,019  1,125,885     1,163,734    97,019  125,885     163,734
   9           184,891       1,109,174  1,145,883     1,195,934   109,174  145,883     195,934
  10           210,904       1,121,118  1,166,734     1,231,436   121,118  166,734     231,436
  11           238,217       1,133,611  1,189,277     1,271,423   133,611  189,277     271,423
  12           266,895       1,145,858  1,212,758     1,315,489   145,858  212,758     315,489
  13           297,008       1,157,844  1,237,198     1,364,036   157,844  237,198     364,036
  14           328,626       1,169,543  1,262,611     1,417,500   169,543  262,611     417,500
  15           361,825       1,180,927  1,289,005     1,476,354   180,927  289,005     476,354
  16           396,684       1,191,957  1,316,381     1,541,111   191,957  316,381     541,111
  17           433,286       1,202,587  1,344,728     1,612,330   202,587  344,728     612,330
  18           471,718       1,212,755  1,374,020     1,690,608   212,756  374,020     690,608
  19           512,072       1,222,393  1,404,220     1,776,596   222,393  404,220     776,596
  20           554,444       1,231,408  1,435,268     1,870,989   231,408  435,268     870,989
  25           800,279       1,266,050  1,603,276     2,501,730   266,050  603,276   1,501,730
  30         1,114,034       1,265,079  1,774,326     3,491,639   265,079  774,326   2,491,639
  35         1,514,473       1,195,903  1,908,878     5,023,624   195,903  908,878   4,023,624

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Current Charges

                                        Death Benefit                      Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  -------    -------     -----------   ------     ------   -----------
   1            16,768       1,000,000  1,000,000    1,000,000      10,898   11,591      12,285
   2            34,374       1,000,000  1,000,000    1,000,000      22,711   24,835      27,046
   3            52,861       1,000,000  1,000,000    1,000,000      34,231   38,539      43,198
   4            72,271       1,000,000  1,000,000    1,000,000      45,680   52,947      61,114
   5            92,653       1,000,000  1,000,000    1,000,000      56,799   67,821      80,699
   6           114,053       1,000,000  1,000,000    1,000,000      68,623   84,254     103,239
   7           136,524       1,000,000  1,000,000    1,000,000      80,056  101,188     127,867
   8           160,118       1,000,000  1,000,000    1,000,000      91,073  118,610     154,768
   9           184,891       1,000,000  1,000,000    1,000,000     101,646  136,514     184,147
  10           210,904       1,000,000  1,000,000    1,000,000     111,738  154,880     216,231
  11           238,217       1,000,000  1,000,000    1,000,000     121,814  174,224     251,836
  12           266,895       1,000,000  1,000,000    1,000,000     131,303  193,999     290,723
  13           297,008       1,000,000  1,000,000    1,000,000     140,134  214,159     333,199
  14           328,626       1,000,000  1,000,000    1,000,000     148,216  234,643     379,604
  15           361,825       1,000,000  1,000,000    1,000,000     155,443  255,380     430,329
  16           396,684       1,000,000  1,000,000    1,000,000     161,699  276,295     485,833
  17           433,286       1,000,000  1,000,000    1,016,457     166,799  297,257     546,522
  18           471,718       1,000,000  1,000,000    1,103,277     170,694  318,263     612,467
  19           512,072       1,000,000  1,000,000    1,194,211     173,179  339,187     683,924
  20           554,444       1,000,000  1,000,000    1,289,537     174,061  359,925     761,244
  25           800,279       1,000,000  1,000,000    1,843,460     144,037  456,016   1,248,352
  30         1,114,034       1,000,000  1,000,000    2,557,627       1,335  516,486   1,931,533
  35         1,514,473              **  1,000,000    3,487,097          **  484,185   2,857,646

  * The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
  ** Policy lapses unless additional premium payments are made.

  It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Maximum Charges

                                                Death Benefit                            Surrender Value
                                    --------------------------------------     ------------------------------------
                                             Assuming hypothetical                     Assuming hypothetical
End of        Planned Premiums               gross annual return of                    gross annual return of
Policy         accumulated at       --------------------------------------     ------------------------------------
 Year        5% annual interest        0%             6%            12%          0%            6%           12%
-------      ------------------     ---------      ---------     ---------     -------       -------    -----------
   1                16,768          1,010,898      1,011,590     1,012,284      10,898        11,590        12,284
   2                34,374          1,022,708      1,024,832     1,027,042      22,708        24,832        27,042
   3                52,861          1,034,221      1,038,528     1,043,185      34,221        38,528        43,185
   4                72,271          1,045,655      1,052,918     1,061,080      45,655        52,918        61,080
   5                92,653          1,056,748      1,067,759     1,080,623      56,748        67,759        80,623
   6               114,053          1,068,528      1,084,135     1,103,089      68,528        84,135       103,089
   7               136,524          1,079,894      1,100,976     1,127,592      79,894       100,976       127,592
   8               160,118          1,090,812      1,118,257     1,154,292      90,812       118,257       154,292
   9               184,891          1,101,244      1,135,952     1,183,363     101,244       135,952       183,363
  10               210,904          1,111,144      1,154,018     1,214,983     111,144       154,018       214,983
  11               238,217          1,120,960      1,172,942     1,249,907     120,960       172,942       249,907
  12               266,895          1,130,105      1,192,135     1,287,810     130,105       192,135       287,810
  13               297,008          1,138,487      1,211,502     1,328,883     138,487       211,502       328,883
  14               328,626          1,145,987      1,230,915     1,373,305     145,987       230,915       373,305
  15               361,825          1,152,470      1,250,219     1,421,251     152,470       250,219       421,251
  16               396,684          1,157,787      1,269,239     1,472,899     157,787       269,239       472,899
  17               433,286          1,161,706      1,287,701     1,528,355     161,706       287,701       528,355
  18               471,718          1,164,161      1,305,492     1,587,904     164,161       305,492       587,904
  19               512,072          1,164,904      1,322,298     1,651,667     164,904       322,298       651,667
  20               554,444          1,163,707      1,337,816     1,719,796     163,707       337,816       719,796
  25               800,279          1,117,558      1,380,819     2,128,508     117,558       380,819     1,128,508
  30             1,114,034                 **      1,300,709     2,636,701          **       300,709     1,636,701
  35             1,514,473                 **             **     3,193,721          **            **     2,193,721

 * The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
**  Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                              Death Benefit                           Surrender Value
                                    ---------------------------------      -------------------------------------
                                          Assuming hypothetical                    Assuming hypothetical
End of       Planned Premiums            gross annual return of                   gross annual return of
Policy        accumulated at        ---------------------------------      -------------------------------------
 Year       5% annual interest        0%          6%           12%           0%           6%              12%
-------     ------------------      -------     -------     ---------      -------      -------       -----------
   1               8,564            500,000     500,000       500,000        4,291        4,575            4,860
   2              17,556            500,000     500,000       500,000       10,119       11,025           11,967
   3              26,998            500,000     500,000       500,000       15,052       16,928           18,952
   4              36,912            500,000     500,000       500,000       20,433       23,641           27,238
   5              47,322            500,000     500,000       500,000       25,733       30,651           36,382
   6              58,252            500,000     500,000       500,000       32,016       39,078           47,623
   7              69,728            500,000     500,000       500,000       38,202       47,876           60,027
   8              81,779            500,000     500,000       500,000       44,291       57,058           73,710
   9              94,432            500,000     500,000       500,000       50,280       66,639           88,803
  10             107,717            500,000     500,000       500,000       56,168       76,633          105,449
  11             121,667            500,000     500,000       500,000       62,599       87,737          124,523
  12             136,314            500,000     500,000       500,000       68,910       99,311          145,554
  13             151,694            500,000     500,000       500,000       75,095      111,369          168,742
  14             167,843            500,000     500,000       500,000       81,145      123,924          194,304
  15             184,799            500,000     500,000       500,000       87,050      136,988          222,484
  16             202,603            500,000     500,000       500,000       92,796      150,573          253,552
  17             221,297            500,000     500,000       535,237       98,366      164,690          287,783
  18             240,926            500,000     500,000       586,276      103,739      179,347          325,462
  19             261,536            500,000     500,000       640,678      108,892      194,555          366,916
  20             283,177            500,000     500,000       698,761      113,793      210,319          412,496
  25             408,735            500,000     500,000     1,061,168      134,597      299,576          718,600
  30             568,983            500,000     538,574     1,591,569      142,443      406,734        1,201,961
  35             773,504            500,000     648,242     2,382,322      124,818      531,228        1,952,292

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                                Death Benefit                              Surrender Value
                                     -----------------------------------       --------------------------------------
                                            Assuming hypothetical                      Assuming hypothetical
End of        Planned Premiums             gross annual return of                      gross annual return of
Policy         accumulated at        -----------------------------------       --------------------------------------
 Year        5% annual interest        0%           6%            12%            0%           6%              12%
-------      ------------------      -------      -------      ---------       -------      -------       -----------
   1                8,564            504,291      504,575        504,859         4,291        4,575            4,859
   2               17,556            509,711      510,616        511,558        10,118       11,024           11,966
   3               26,998            515,051      516,926        518,950        15,051       16,926           18,950
   4               36,912            520,430      523,637        527,234        20,430       23,637           27,234
   5               47,322            525,728      530,645        536,374        25,728       30,645           36,374
   6               58,252            532,008      539,069        547,612        32,008       39,069           47,612
   7               69,728            538,191      547,862        560,008        38,191       47,862           60,008
   8               81,779            544,275      557,037        573,681        44,275       57,037           73,681
   9               94,432            550,258      566,608        588,760        50,258       66,608           88,760
  10              107,717            556,137      576,588        605,383        56,137       76,588          105,383
  11              121,667            562,559      587,677        624,432        62,559       87,677          124,432
  12              136,314            568,856      599,226        645,422        68,856       99,226          145,422
  13              151,694            575,019      611,247        668,545        75,019      111,247          168,545
  14              167,843            581,037      623,745        694,007        81,037      123,745          194,007
  15              184,799            586,894      636,725        722,032        86,894      136,725          222,032
  16              202,603            592,573      650,186        752,864        92,573      150,186          252,864
  17              221,297            598,049      664,122        786,765        98,049      164,122          286,765
  18              240,926            603,291      678,520        824,019       103,291      178,520          324,019
  19              261,536            608,266      693,362        864,933       108,266      193,362          364,933
  20              283,177            612,927      708,615        909,834       112,927      208,615          409,834
  25              408,735            631,010      791,106      1,209,654       131,010      291,106          709,654
  30              568,983            631,231      874,749      1,679,141       131,231      374,749        1,179,141
  35              773,504            597,300      939,686      2,403,423        97,300      439,686        1,903,423

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges


                                                Death Benefit                           Surrender Value
                                     -----------------------------------      -----------------------------------
                                            Assuming hypothetical                    Assuming hypothetical
End of        Planned Premiums             gross annual return of                   gross annual return of
Policy         accumulated at        -----------------------------------      -----------------------------------
 Year        5% annual interest        0%           6%            12%           0%          6%            12%
-------      ------------------      -------      -------      ---------      ------      -------     -----------
   1                8,564            500,000      500,000        500,000       4,130        4,408          4,687
   2               17,556            500,000      500,000        500,000       9,761       10,642         11,560
   3               26,998            500,000      500,000        500,000      14,441       16,258         18,220
   4               36,912            500,000      500,000        500,000      19,505       22,599         26,069
   5               47,322            500,000      500,000        500,000      24,415       29,135         34,639
   6               58,252            500,000      500,000        500,000      30,222       36,970         45,142
   7               69,728            500,000      500,000        500,000      35,836       45,038         56,610
   8               81,779            500,000      500,000        500,000      41,241       53,332         69,126
   9               94,432            500,000      500,000        500,000      46,424       61,847         82,784
  10              107,717            500,000      500,000        500,000      51,368       70,572         97,685
  11              121,667            500,000      500,000        500,000      56,529       80,003        114,478
  12              136,314            500,000      500,000        500,000      61,393       89,634        132,802
  13              151,694            500,000      500,000        500,000      65,924       99,443        152,796
  14              167,843            500,000      500,000        500,000      70,075      109,395        174,613
  15              184,799            500,000      500,000        500,000      73,793      119,453        198,430
  16              202,603            500,000      500,000        500,000      77,022      129,576        224,452
  17              221,297            500,000      500,000        500,000      79,666      139,696        252,906
  18              240,926            500,000      500,000        511,651      81,701      149,806        284,035
  19              261,536            500,000      500,000        554,913      83,025      159,838        317,799
  20              283,177            500,000      500,000        600,242      83,540      169,735        354,337
  25              408,735            500,000      500,000        863,726      68,967      214,694        584,897
  30              568,983                 **      500,000      1,202,942          **      238,441        908,468
  35              773,504                 **      500,000      1,644,076          **      205,290      1,347,306

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges

                                                 Death Benefit                            Surrender Value
                                     ------------------------------------       ----------------------------------
                                            Assuming hypothetical                     Assuming hypothetical
End of        Planned Premiums              gross annual return of                    gross annual return of
Policy         accumulated at        ------------------------------------       ----------------------------------
 Year        5% annual interest        0%           6%             12%            0%          6%            12%
-------      ------------------      -------      -------       ---------       ------      -------      ---------
   1                8,564            504,129      504,407         504,686        4,129        4,407         4,686
   2               17,556            509,352      510,233         511,150        9,760       10,641        11,558
   3               26,998            514,437      516,253         518,215       14,437       16,253        18,215
   4               36,912            519,495      522,586         526,054       19,495       22,586        26,054
   5               47,322            524,393      529,108         534,606       24,393       29,108        34,606
   6               58,252            530,181      536,918         545,077       30,181       36,918        45,077
   7               69,728            535,764      544,945         556,490       35,764       44,945        56,490
   8               81,779            541,124      553,176         568,917       41,124       53,176        68,917
   9               94,432            546,244      561,596         582,436       46,244       61,596        82,436
  10              107,717            551,098      570,184         597,128       51,098       70,184        97,128
  11              121,667            556,139      579,422         613,612       56,139       79,422       113,612
  12              136,314            560,841      588,785         631,488       60,841       88,785       131,488
  13              151,694            565,160      598,226         650,840       65,160       98,226       150,840
  14              167,843            569,036      607,679         671,748       69,036      107,679       171,748
  15              184,799            572,401      617,068         694,286       72,401      117,068       194,286
  16              202,603            575,180      626,303         718,532       75,180      126,303       218,532
  17              221,297            577,259      635,248         744,522       77,259      135,248       244,522
  18              240,926            578,604      643,845         772,384       78,604      143,845       272,384
  19              261,536            579,090      651,938         802,161       79,090      151,938       302,161
  20              283,177            578,605      659,374         833,909       78,605      159,374       333,909
  25              408,735            556,265      679,281       1,022,960       56,265      179,281       522,960
  30              568,983                 **      637,272       1,252,342           **      137,272       752,342
  35              773,504                 **           **       1,490,940           **           **       990,940

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                    [This page is intentionally left blank.]

                          VARIABLE ESTATE PROTECTION II

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 60 to 67 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Variable Estate Protection II Product Prospectus.

  The assumptions used for the revised illustration are the same as those described on page 24 of the Variable Estate Protection II Product Prospectus, except for the following:

   . The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

   . The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                               Death Benefit                             Surrender Value
                                     -----------------------------------      -------------------------------------
                                            Assuming hypothetical                     Assuming hypothetical
End of        Planned Premiums             gross annual return of                    gross annual return of
Policy         accumulated at        -----------------------------------      -------------------------------------
 Year        5% annual interest        0%           6%            12%           0%           6%             12%
-------      ------------------      -------      -------      ---------      -------      -------      -----------
   1                8,564            500,000      500,000        500,000        4,282        4,566           4,849
   2               17,556            500,000      500,000        500,000       10,092       10,995          11,933
   3               26,998            500,000      500,000        500,000       14,998       16,866          18,880
   4               36,912            500,000      500,000        500,000       20,342       23,535          27,108
   5               47,322            500,000      500,000        500,000       25,597       30,486          36,172
   6               58,252            500,000      500,000        500,000       31,825       38,838          47,306
   7               69,728            500,000      500,000        500,000       37,947       47,542          59,569
   8               81,779            500,000      500,000        500,000       43,962       56,611          73,073
   9               94,432            500,000      500,000        500,000       49,868       66,057          87,941
  10              107,717            500,000      500,000        500,000       55,664       75,893         104,309
  11              121,667            500,000      500,000        500,000       61,993       86,814         123,043
  12              136,314            500,000      500,000        500,000       68,192       98,176         143,662
  13              151,694            500,000      500,000        500,000       74,257      109,992         166,352
  14              167,843            500,000      500,000        500,000       80,177      122,272         191,321
  15              184,799            500,000      500,000        500,000       85,944      135,028         218,795
  16              202,603            500,000      500,000        500,000       92,006      149,016         250,287
  17              221,297            500,000      500,000        500,000       97,907      163,601         285,123
  18              240,926            500,000      500,000        500,000      103,626      178,798         323,673
  19              261,536            500,000      500,000        500,000      109,138      194,622         366,351
  20              283,177            500,000      500,000        500,000      114,411      211,087         413,632
  25              408,735            500,000      500,000        776,454      137,265      305,376         739,480
  30              568,983            500,000      500,000      1,343,897      147,458      422,217       1,279,902
  35              773,504            500,000      601,910      2,277,699      132,571      573,248       2,169,237

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                    Death Benefit                Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest     0%       6%       12%        0%       6%        12%
-------  ------------------  -------  -------  ---------  -------  -------  ----------
   1            8,564        504,282  504,565    504,849    4,282    4,565       4,849
   2           17,556        509,683  510,587    511,524   10,091   10,994      11,932
   3           26,998        514,996  516,864    518,878   14,996   16,864      18,878
   4           36,912        520,339  523,531    527,104   20,339   23,531      27,104
   5           47,322        525,592  530,480    536,164   25,592   30,480      36,164
   6           58,252        531,818  538,829    547,294   31,818   38,829      47,294
   7           69,728        537,937  547,528    559,551   37,937   47,528      59,551
   8           81,779        543,947  556,590    573,045   43,947   56,590      73,045
   9           94,432        549,847  566,027    587,898   49,847   66,027      87,898
  10          107,717        555,633  575,849    604,245   55,633   75,849     104,245
  11          121,667        561,953  586,754    622,953   61,953   86,754     122,953
  12          136,314        568,139  598,092    643,532   68,139   98,092     143,532
  13          151,694        574,182  609,872    666,159   74,182  109,872     166,159
  14          167,843        580,070  622,097    691,029   80,070  122,097     191,029
  15          184,799        585,790  634,769    718,352   85,790  134,769     218,352
  16          202,603        591,785  648,633    749,608   91,785  148,633     249,608
  17          221,297        597,592  663,038    784,089   97,592  163,038     284,089
  18          240,926        603,179  677,975    822,106  103,179  177,975     322,106
  19          261,536        608,511  693,430    863,997  108,511  193,430     363,997
  20          283,177        613,541  709,378    910,125  113,541  209,378     410,126
  25          408,735        633,603  796,740  1,221,509  133,603  296,740     721,509
  30          568,983        635,847  888,095  1,718,066  135,847  388,096   1,218,066
  35          773,504        603,568  964,192  2,499,561  103,568  464,192   1,999,561

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges

                                    Death Benefit               Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest     0%       6%       12%        0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,129    4,407       4,686
   2           17,556        500,000  500,000    500,000   9,759   10,641      11,558
   3           26,998        500,000  500,000    500,000  14,438   16,257      18,218
   4           36,912        500,000  500,000    500,000  19,501   22,597      26,065
   5           47,322        500,000  500,000    500,000  24,409   29,134      34,634
   6           58,252        500,000  500,000    500,000  30,215   36,970      45,136
   7           69,728        500,000  500,000    500,000  35,827   45,039      56,604
   8           81,779        500,000  500,000    500,000  41,231   53,335      69,119
   9           94,432        500,000  500,000    500,000  46,413   61,851      82,776
  10          107,717        500,000  500,000    500,000  51,354   70,578      97,675
  11          121,667        500,000  500,000    500,000  56,514   80,012     114,467
  12          136,314        500,000  500,000    500,000  61,375   89,646     132,789
  13          151,694        500,000  500,000    500,000  65,903   99,457     152,781
  14          167,843        500,000  500,000    500,000  70,051  109,413     174,596
  15          184,799        500,000  500,000    500,000  73,766  119,474     198,409
  16          202,603        500,000  500,000    500,000  76,990  129,601     224,428
  17          221,297        500,000  500,000    500,000  79,630  139,724     252,877
  18          240,926        500,000  500,000    500,000  81,660  149,838     284,079
  19          261,536        500,000  500,000    500,000  82,978  159,875     318,373
  20          283,177        500,000  500,000    500,000  83,486  169,776     356,185
  25          408,735        500,000  500,000    646,199  68,861  214,748     615,428
  30          568,983             **  500,000  1,082,535      **  238,476   1,030,985
  35          773,504             **  500,000  1,760,927      **  205,194   1,677,073

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest     0%       6%       12%        0%      6%       12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,129  504,407    504,686   4,129    4,407     4,686
   2           17,556        509,350  510,232    511,149   9,758   10,640    11,556
   3           26,998        514,434  516,252    518,212  14,434   16,252    18,212
   4           36,912        519,490  522,585    526,051  19,490   22,585    26,051
   5           47,322        524,387  529,107    534,601  24,387   29,107    34,601
   6           58,252        530,174  536,918    545,071  30,174   36,918    45,071
   7           69,728        535,756  544,946    556,483  35,756   44,946    56,483
   8           81,779        541,114  553,178    568,909  41,114   53,178    68,909
   9           94,432        546,232  561,600    582,427  46,232   61,600    82,427
  10          107,717        551,085  570,191    597,118  51,085   70,191    97,118
  11          121,667        556,123  579,431    613,601  56,123   79,431   113,601
  12          136,314        560,824  588,797    631,475  60,824   88,797   131,475
  13          151,694        565,140  598,240    650,825  65,140   98,240   150,825
  14          167,843        569,012  607,697    671,730  69,012  107,697   171,730
  15          184,799        572,374  617,088    694,266  72,374  117,088   194,266
  16          202,603        575,150  626,327    718,508  75,150  126,327   218,508
  17          221,297        577,224  635,276    744,494  77,224  135,276   244,494
  18          240,926        578,564  643,876    772,351  78,564  143,876   272,351
  19          261,536        579,045  651,972    802,122  79,045  151,972   302,122
  20          283,177        578,554  659,411    833,862  78,554  159,411   333,862
  25          408,735        556,171  679,321  1,022,850  56,171  179,321   522,850
  30          568,983             **  637,264  1,252,079      **  137,264   752,079
  35          773,504             **       **  1,490,339      **       **   990,339

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        500,000  500,000    500,000    4,282    4,566       4,849
   2           17,556        500,000  500,000    500,000   10,092   10,995      11,933
   3           26,998        500,000  500,000    500,000   14,998   16,866      18,880
   4           36,912        500,000  500,000    500,000   20,342   23,535      27,108
   5           47,322        500,000  500,000    500,000   25,597   30,486      36,172
   6           58,252        500,000  500,000    500,000   31,825   38,838      47,306
   7           69,728        500,000  500,000    500,000   37,947   47,542      59,569
   8           81,779        500,000  500,000    500,000   43,962   56,611      73,073
   9           94,432        500,000  500,000    500,000   49,868   66,057      87,941
  10          107,717        500,000  500,000    500,000   55,664   75,893     104,309
  11          121,667        500,000  500,000    500,000   61,993   86,814     123,043
  12          136,314        500,000  500,000    500,000   68,192   98,176     143,662
  13          151,694        500,000  500,000    500,000   74,257  109,992     166,352
  14          167,843        500,000  500,000    500,000   80,177  122,272     191,321
  15          184,799        500,000  500,000    500,000   85,944  135,028     218,795
  16          202,603        500,000  500,000    500,000   92,006  149,016     250,287
  17          221,297        500,000  500,000    530,250   97,907  163,601     285,102
  18          240,926        500,000  500,000    582,832  103,626  178,798     323,550
  19          261,536        500,000  500,000    639,061  109,138  194,622     365,990
  20          283,177        500,000  500,000    699,289  114,411  211,087     412,807
  25          408,735        500,000  500,000  1,078,760  137,265  305,376     730,514
  30          568,983        500,000  556,959  1,642,767  147,458  420,618   1,240,626
  35          773,504        500,000  679,370  2,496,616  132,571  556,738   2,045,955

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                    Death Benefit               Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        504,282  504,565    504,849    4,282    4,565       4,849
   2           17,556        509,683  510,587    511,524   10,091   10,994      11,932
   3           26,998        514,996  516,864    518,878   14,996   16,864      18,878
   4           36,912        520,339  523,531    527,104   20,339   23,531      27,104
   5           47,322        525,592  530,480    536,164   25,592   30,480      36,164
   6           58,252        531,818  538,829    547,294   31,818   38,829      47,294
   7           69,728        537,937  547,528    559,551   37,937   47,528      59,551
   8           81,779        543,947  556,590    573,045   43,947   56,590      73,045
   9           94,432        549,847  566,027    587,898   49,847   66,027      87,898
  10          107,717        555,633  575,849    604,245   55,633   75,849     104,245
  11          121,667        561,953  586,754    622,953   61,953   86,754     122,953
  12          136,314        568,139  598,092    643,532   68,139   98,092     143,532
  13          151,694        574,182  609,872    666,159   74,182  109,872     166,159
  14          167,843        580,070  622,097    691,029   80,070  122,097     191,029
  15          184,799        585,790  634,769    718,352   85,790  134,769     218,352
  16          202,603        591,785  648,633    749,608   91,785  148,633     249,608
  17          221,297        597,592  663,038    784,089   97,592  163,038     284,089
  18          240,926        603,179  677,975    822,106  103,179  177,975     322,106
  19          261,536        608,511  693,430    863,997  108,511  193,430     363,997
  20          283,177        613,541  709,378    910,125  113,541  209,378     410,126
  25          408,735        633,603  796,740  1,221,509  133,603  296,740     721,509
  30          568,983        635,847  888,095  1,718,066  135,847  388,096   1,218,066
  35          773,504        603,568  964,192  2,499,561  103,568  464,192   1,999,561

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges

                                    Death Benefit              Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of         gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,129    4,407       4,686
   2           17,556        500,000  500,000    500,000   9,759   10,641      11,558
   3           26,998        500,000  500,000    500,000  14,438   16,257      18,218
   4           36,912        500,000  500,000    500,000  19,501   22,597      26,065
   5           47,322        500,000  500,000    500,000  24,409   29,134      34,634
   6           58,252        500,000  500,000    500,000  30,215   36,970      45,136
   7           69,728        500,000  500,000    500,000  35,827   45,039      56,604
   8           81,779        500,000  500,000    500,000  41,231   53,335      69,119
   9           94,432        500,000  500,000    500,000  46,413   61,851      82,776
  10          107,717        500,000  500,000    500,000  51,354   70,578      97,675
  11          121,667        500,000  500,000    500,000  56,514   80,012     114,467
  12          136,314        500,000  500,000    500,000  61,375   89,646     132,789
  13          151,694        500,000  500,000    500,000  65,903   99,457     152,781
  14          167,843        500,000  500,000    500,000  70,051  109,413     174,596
  15          184,799        500,000  500,000    500,000  73,766  119,474     198,409
  16          202,603        500,000  500,000    500,000  76,990  129,601     224,428
  17          221,297        500,000  500,000    500,000  79,630  139,724     252,877
  18          240,926        500,000  500,000    511,594  81,660  149,838     284,004
  19          261,536        500,000  500,000    554,856  82,978  159,875     317,766
  20          283,177        500,000  500,000    600,184  83,486  169,776     354,303
  25          408,735        500,000  500,000    863,671  68,861  214,748     584,859
  30          568,983             **  500,000  1,202,900      **  238,476     908,436
  35          773,504             **  500,000  1,644,063      **  205,194   1,347,295

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges

                                    Death Benefit             Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,129  504,407    504,686   4,129    4,407     4,686
   2           17,556        509,350  510,232    511,149   9,758   10,640    11,556
   3           26,998        514,434  516,252    518,212  14,434   16,252    18,212
   4           36,912        519,490  522,585    526,051  19,490   22,585    26,051
   5           47,322        524,387  529,107    534,601  24,387   29,107    34,601
   6           58,252        530,174  536,918    545,071  30,174   36,918    45,071
   7           69,728        535,756  544,946    556,483  35,756   44,946    56,483
   8           81,779        541,114  553,178    568,909  41,114   53,178    68,909
   9           94,432        546,232  561,600    582,427  46,232   61,600    82,427
  10          107,717        551,085  570,191    597,118  51,085   70,191    97,118
  11          121,667        556,123  579,431    613,601  56,123   79,431   113,601
  12          136,314        560,824  588,797    631,475  60,824   88,797   131,475
  13          151,694        565,140  598,240    650,825  65,140   98,240   150,825
  14          167,843        569,012  607,697    671,730  69,012  107,697   171,730
  15          184,799        572,374  617,088    694,266  72,374  117,088   194,266
  16          202,603        575,150  626,327    718,508  75,150  126,327   218,508
  17          221,297        577,224  635,276    744,494  77,224  135,276   244,494
  18          240,926        578,564  643,876    772,351  78,564  143,876   272,351
  19          261,536        579,045  651,972    802,122  79,045  151,972   302,122
  20          283,177        578,554  659,411    833,862  78,554  159,411   333,862
  25          408,735        556,171  679,321  1,022,850  56,171  179,321   522,850
  30          568,983             **  637,264  1,252,079      **  137,264   752,079
  35          773,504             **       **  1,490,339      **       **   990,339

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                    [This page is intentionally left blank.]

                                     FLEX-V2

               REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables on pages 70 to 75 of this Supplement replace the illustration in the John Hancock Life Insurance Company ("John Hancock") Flex-V2 Product Prospectus. The tables on pages 76 to 81 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Flex-V2 Product Prospectus.

  The assumptions used for each revised illustrations are the same as those described on page 23 of the respective Flex-V2 Product Prospectuses, except for the following:

  . The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.76%, 5.20% and 11.15%."

  .  The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.65%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

John Hancock Flex-V2

Death Benefit Option 1: Level Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      300        332        364        0          0           0
   2          1,937      100,000   100,000    100,000      826        917      1,012      256        347         442
   3          2,979      100,000   100,000    100,000    1,335      1,519      1,718      630        814       1,013
   4          4,073      100,000   100,000    100,000    1,827      2,137      2,488      987      1,297       1,648
   5          5,222      100,000   100,000    100,000    2,300      2,771      3,325    1,625      2,096       2,650
   6          6,428      100,000   100,000    100,000    2,753      3,421      4,237    1,943      2,611       3,427
   7          7,694      100,000   100,000    100,000    3,183      4,085      5,229    2,373      3,275       4,419
   8          9,024      100,000   100,000    100,000    3,592      4,763      6,309    2,872      4,043       5,589
   9         10,420      100,000   100,000    100,000    3,976      5,453      7,485    3,346      4,823       6,855
  10         11,886      100,000   100,000    100,000    4,346      6,169      8,787    3,806      5,629       8,247
  11         13,425      100,000   100,000    100,000    4,736      6,949     10,261    4,286      6,499       9,811
  12         15,042      100,000   100,000    100,000    5,101      7,746     11,878    4,786      7,431      11,563
  13         16,739      100,000   100,000    100,000    5,440      8,562     13,653    5,260      8,382      13,473
  14         18,521      100,000   100,000    100,000    5,753      9,397     15,603    5,753      9,397      15,603
  15         20,392      100,000   100,000    100,000    6,036     10,249     17,747    6,036     10,249      17,747
  16         22,356      100,000   100,000    100,000    6,288     11,119     20,108    6,288     11,119      20,108
  17         24,419      100,000   100,000    100,000    6,502     11,998     22,703    6,502     11,998      22,703
  18         26,585      100,000   100,000    100,000    6,669     12,882     25,555    6,669     12,882      25,555
  19         28,859      100,000   100,000    100,000    6,785     13,767     28,694    6,785     13,767      28,694
  20         31,247      100,000   100,000    100,000    6,843     14,647     32,150    6,843     14,647      32,150
  25         45,102      100,000   100,000    100,000    6,050     18,796     55,732    6,050     18,796      55,732
  30         62,785      100,000   100,000    115,249    2,519     21,746     96,041    2,519     21,746      96,041
  35         85,353      100,000   100,000    187,343       **     21,251    162,907       **     21,251     162,907
  40        144,227      100,000   100,000    286,230       **     32,255    272,600       **     32,255     272,600
  45        219,367      100,000   100,000    478,038       **     22,867    455,274       **     22,867     455,274

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 1: Level Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000   100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000   100,000    100,000    1,265      1,441      1,634      360        536         729
   4          4,073      100,000   100,000    100,000    1,733      2,032      2,369      693        992       1,329
   5          5,222      100,000   100,000    100,000    2,183      2,636      3,167    1,008      1,461       1,992
   6          6,428      100,000   100,000    100,000    2,614      3,255      4,037    1,304      1,945       2,727
   7          7,694      100,000   100,000    100,000    3,022      3,886      4,982    1,812      2,676       3,772
   8          9,024      100,000   100,000    100,000    3,409      4,529      6,011    2,289      3,409       4,891
   9         10,420      100,000   100,000    100,000    3,771      5,183      7,130    2,841      4,253       6,200
  10         11,886      100,000   100,000    100,000    4,118      5,862      8,367    3,578      5,322       7,827
  11         13,425      100,000   100,000    100,000    4,440      6,551      9,717    3,990      6,101       9,267
  12         15,042      100,000   100,000    100,000    4,733      7,250     11,192    4,418      6,935      10,877
  13         16,739      100,000   100,000    100,000    4,997      7,959     12,805    4,817      7,779      12,625
  14         18,521      100,000   100,000    100,000    5,230      8,677     14,573    5,230      8,677      14,573
  15         20,392      100,000   100,000    100,000    5,430      9,401     16,508    5,430      9,401      16,508
  16         22,356      100,000   100,000    100,000    5,595     10,130     18,632    5,595     10,130      18,632
  17         24,419      100,000   100,000    100,000    5,718     10,859     20,961    5,718     10,859      20,961
  18         26,585      100,000   100,000    100,000    5,792     11,582     23,514    5,792     11,582      23,514
  19         28,859      100,000   100,000    100,000    5,814     12,295     26,318    5,814     12,295      26,318
  20         31,247      100,000   100,000    100,000    5,774     12,989     29,396    5,774     12,989      29,396
  25         45,102      100,000   100,000    100,000    4,417     15,949     50,235    4,417     15,949      50,235
  30         62,785      100,000   100,000    102,814      101     17,040     85,679      101     17,040      85,679
  35         85,353      100,000   100,000    167,048       **     13,351    145,259       **     13,351     145,259
  40        149,234      100,000   100,000    254,795       **     18,725    242,661       **     18,725     242,661
  45        230,765      100,000   100,000    425,248       **         **    404,998       **         **     404,998

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 2: Variable Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      300        332        364        0          0           0
   2          1,937      100,000   100,000    100,000      826        917      1,012      256        347         442
   3          2,979      100,000   100,000    100,000    1,335      1,519      1,718      630        814       1,013
   4          4,073      100,000   100,000    100,000    1,827      2,137      2,488      987      1,297       1,648
   5          5,222      100,000   100,000    100,000    2,300      2,771      3,325    1,625      2,096       2,650
   6          6,428      100,000   100,000    100,000    2,753      3,421      4,237    1,943      2,611       3,427
   7          7,694      100,000   100,000    100,000    3,183      4,085      5,229    2,373      3,275       4,419
   8          9,024      100,000   100,000    100,000    3,592      4,763      6,309    2,872      4,043       5,589
   9         10,420      100,000   100,000    100,000    3,976      5,453      7,485    3,346      4,823       6,855
  10         11,886      100,000   100,000    100,000    4,346      6,169      8,787    3,806      5,629       8,247
  11         13,425      100,000   100,000    100,000    4,736      6,949     10,261    4,286      6,499       9,811
  12         15,042      100,000   100,000    100,000    5,101      7,746     11,878    4,786      7,431      11,563
  13         16,739      100,000   100,000    100,000    5,440      8,562     13,653    5,260      8,382      13,473
  14         18,521      100,000   100,000    100,000    5,753      9,397     15,603    5,753      9,397      15,603
  15         20,392      100,000   100,000    100,000    6,036     10,249     17,747    6,036     10,249      17,747
  16         22,356      100,000   100,000    100,000    6,288     11,119     20,108    6,288     11,119      20,108
  17         24,419      100,000   100,000    100,219    6,502     11,998     22,703    6,502     11,998      22,703
  18         26,585      100,000   100,000    101,416    6,669     12,882     25,553    6,669     12,882      25,553
  19         28,859      100,000   100,000    102,859    6,785     13,767     28,680    6,785     13,767      28,680
  20         31,247      100,000   100,000    104,578    6,843     14,647     32,111    6,843     14,647      32,111
  25         45,102      100,000   100,000    118,559    6,050     18,796     55,058    6,050     18,796      55,058
  30         62,785      100,000   100,000    146,131    2,519     21,746     92,080    2,519     21,746      92,080
  35         85,353      100,000   100,000    196,681       **     21,251    152,110       **     21,251     152,110
  40        144,227      100,000   100,000    279,545       **     31,661    252,601       **     31,661     252,601
  45        219,367      100,000   100,000    440,429       **     21,804    419,456       **     21,804     419,456

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 2: Variable Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000   100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000   100,000    100,000    1,265      1,441      1,634      360        536         729
   4          4,073      100,000   100,000    100,000    1,733      2,032      2,369      693        992       1,329
   5          5,222      100,000   100,000    100,000    2,183      2,636      3,167    1,008      1,461       1,992
   6          6,428      100,000   100,000    100,000    2,614      3,255      4,037    1,304      1,945       2,727
   7          7,694      100,000   100,000    100,000    3,022      3,886      4,982    1,812      2,676       3,772
   8          9,024      100,000   100,000    100,000    3,409      4,529      6,011    2,289      3,409       4,891
   9         10,420      100,000   100,000    100,000    3,771      5,183      7,130    2,841      4,253       6,200
  10         11,886      100,000   100,000    100,000    4,118      5,862      8,367    3,578      5,322       7,827
  11         13,425      100,000   100,000    100,000    4,440      6,551      9,717    3,990      6,101       9,267
  12         15,042      100,000   100,000    100,000    4,733      7,250     11,192    4,418      6,935      10,877
  13         16,739      100,000   100,000    100,000    4,997      7,959     12,805    4,817      7,779      12,625
  14         18,521      100,000   100,000    100,000    5,230      8,677     14,573    5,230      8,677      14,573
  15         20,392      100,000   100,000    100,000    5,430      9,401     16,508    5,430      9,401      16,508
  16         22,356      100,000   100,000    100,000    5,595     10,130     18,632    5,595     10,130      18,632
  17         24,419      100,000   100,000    100,000    5,718     10,859     20,961    5,718     10,859      20,961
  18         26,585      100,000   100,000    100,000    5,792     11,582     23,514    5,792     11,582      23,514
  19         28,859      100,000   100,000    100,497    5,814     12,295     26,318    5,814     12,295      26,318
  20         31,247      100,000   100,000    101,857    5,774     12,989     29,391    5,774     12,989      29,391
  25         45,102      100,000   100,000    113,331    4,417     15,949     49,830    4,417     15,949      49,830
  30         62,785      100,000   100,000    136,599      101     17,040     82,547      101     17,040      82,547
  35         85,353      100,000   100,000    179,790       **     13,351    135,219       **     13,351     135,219
  40        149,234      100,000   100,000    250,006       **     18,477    223,063       **     18,477     223,063
  45        230,765      100,000   100,000    389,441       **         **    368,642       **         **     368,642

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 3: Level Death Benefit with Greater Funding
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured At Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)


                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1            945      100,000   100,000    100,000       300       332        364         0         0           0
   2          1,937      100,000   100,000    100,000       826       917      1,012       256       347         442
   3          2,979      100,000   100,000    100,000     1,335     1,519      1,718       630       814       1,013
   4          4,073      100,000   100,000    100,000     1,827     2,137      2,488       987     1,297       1,648
   5          5,222      100,000   100,000    100,000     2,300     2,771      3,325     1,625     2,096       2,650
   6          6,428      100,000   100,000    100,000     2,753     3,421      4,237     1,943     2,611       3,427
   7          7,694      100,000   100,000    100,000     3,183     4,085      5,229     2,373     3,275       4,419
   8          9,024      100,000   100,000    100,000     3,592     4,763      6,309     2,872     4,043       5,589
   9         10,420      100,000   100,000    100,000     3,976     5,453      7,485     3,346     4,823       6,855
  10         11,886      100,000   100,000    100,000     4,346     6,169      8,787     3,806     5,629       8,247
  11         13,425      100,000   100,000    100,000     4,736     6,949     10,261     4,286     6,499       9,811
  12         15,042      100,000   100,000    100,000     5,101     7,746     11,878     4,786     7,431      11,563
  13         16,739      100,000   100,000    100,000     5,440     8,562     13,653     5,260     8,382      13,473
  14         18,521      100,000   100,000    100,000     5,753     9,397     15,603     5,753     9,397      15,603
  15         20,392      100,000   100,000    100,000     6,036    10,249     17,747     6,036    10,249      17,747
  16         22,356      100,000   100,000    100,000     6,288    11,119     20,108     6,288    11,119      20,108
  17         24,419      100,000   100,000    100,000     6,502    11,998     22,703     6,502    11,998      22,703
  18         26,585      100,000   100,000    100,000     6,669    12,882     25,555     6,669    12,882      25,555
  19         28,859      100,000   100,000    100,000     6,785    13,767     28,694     6,785    13,767      28,694
  20         31,247      100,000   100,000    100,000     6,843    14,647     32,150     6,843    14,647      32,150
  25         45,102      100,000   100,000    108,146     6,050    18,796     55,657     6,050    18,796      55,657
  30         62,785      100,000   100,000    157,936     2,519    21,746     92,794     2,519    21,746      92,794
  35         85,353      100,000   100,000    225,947         0    21,251    149,278         0    21,251     149,278
  40        144,227      100,000   100,000    319,814    15,130    32,255    233,645    15,130    32,255     233,645
  45        219,367      100,000   100,000    450,921    29,412    47,795    357,137    29,412    47,795     357,137

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 3: Level Death Benefit with Greater Funding
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)


                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            945      100,000   100,000    100,000       276       307        339         0         0            0
   2          1,937      100,000   100,000    100,000       778       866        959         8        96          189
   3          2,979      100,000   100,000    100,000     1,265     1,441      1,634       360       536          729
   4          4,073      100,000   100,000    100,000     1,733     2,032      2,369       693       992        1,329
   5          5,222      100,000   100,000    100,000     2,183     2,636      3,167     1,008     1,461        1,992
   6          6,428      100,000   100,000    100,000     2,614     3,255      4,037     1,304     1,945        2,727
   7          7,694      100,000   100,000    100,000     3,022     3,886      4,982     1,812     2,676        3,772
   8          9,024      100,000   100,000    100,000     3,409     4,529      6,011     2,289     3,409        4,891
   9         10,420      100,000   100,000    100,000     3,771     5,183      7,130     2,841     4,253        6,200
  10         11,886      100,000   100,000    100,000     4,118     5,862      8,367     3,578     5,322        7,827
  11         13,425      100,000   100,000    100,000     4,440     6,551      9,717     3,990     6,101        9,267
  12         15,042      100,000   100,000    100,000     4,733     7,250     11,192     4,418     6,935       10,877
  13         16,739      100,000   100,000    100,000     4,997     7,959     12,805     4,817     7,779       12,625
  14         18,521      100,000   100,000    100,000     5,230     8,677     14,573     5,230     8,677       14,573
  15         20,392      100,000   100,000    100,000     5,430     9,401     16,508     5,430     9,401       16,508
  16         22,356      100,000   100,000    100,000     5,595    10,130     18,632     5,595    10,130       18,632
  17         24,419      100,000   100,000    100,000     5,718    10,859     20,961     5,718    10,859       20,961
  18         26,585      100,000   100,000    100,000     5,792    11,582     23,514     5,792    11,582       23,514
  19         28,859      100,000   100,000    100,000     5,814    12,295     26,318     5,814    12,295       26,318
  20         31,247      100,000   100,000    100,000     5,774    12,989     29,396     5,774    12,989       29,396
  25         45,102      100,000   100,000    100,000     4,417    15,949     50,235     4,417    15,949       50,235
  30         62,785      100,000   100,000    142,161       101    17,040     83,526       101    17,040       83,526
  35         85,353      100,000   100,000    202,639         0    13,351    133,879         0    13,351      133,879
  40        149,234      100,000   100,000    284,575     6,780    26,438    207,901     6,780    26,438      207,901
  45        230,765      100,000   100,000    397,331    12,090    44,248    314,693    12,090    44,248      314,693

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 1: Level Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            945      100,000   100,000    100,000      300        332        364        0          0            0
   2          1,937      100,000   100,000    100,000      826        917      1,012      256        347          442
   3          2,979      100,000   100,000    100,000    1,335      1,519      1,718      630        814        1,013
   4          4,073      100,000   100,000    100,000    1,827      2,137      2,488      987      1,297        1,648
   5          5,222      100,000   100,000    100,000    2,300      2,771      3,325    1,625      2,096        2,650
   6          6,428      100,000   100,000    100,000    2,753      3,421      4,237    1,943      2,611        3,427
   7          7,694      100,000   100,000    100,000    3,183      4,085      5,229    2,373      3,275        4,419
   8          9,024      100,000   100,000    100,000    3,592      4,763      6,309    2,872      4,043        5,589
   9         10,420      100,000   100,000    100,000    3,976      5,453      7,485    3,346      4,823        6,855
  10         11,886      100,000   100,000    100,000    4,346      6,169      8,787    3,806      5,629        8,247
  11         13,425      100,000   100,000    100,000    4,736      6,949     10,261    4,286      6,499        9,811
  12         15,042      100,000   100,000    100,000    5,101      7,746     11,878    4,786      7,431       11,563
  13         16,739      100,000   100,000    100,000    5,440      8,562     13,653    5,260      8,382       13,473
  14         18,521      100,000   100,000    100,000    5,753      9,397     15,603    5,753      9,397       15,603
  15         20,392      100,000   100,000    100,000    6,036     10,249     17,747    6,036     10,249       17,747
  16         22,356      100,000   100,000    100,000    6,288     11,119     20,108    6,288     11,119       20,108
  17         24,419      100,000   100,000    100,000    6,502     11,998     22,703    6,502     11,998       22,703
  18         26,585      100,000   100,000    100,000    6,669     12,882     25,555    6,669     12,882       25,555
  19         28,859      100,000   100,000    100,000    6,785     13,767     28,694    6,785     13,767       28,694
  20         31,247      100,000   100,000    100,000    6,843     14,647     32,150    6,843     14,647       32,150
  25         45,102      100,000   100,000    100,000    6,050     18,796     55,732    6,050     18,796       55,732
  30         62,785      100,000   100,000    115,249    2,519     21,746     96,041    2,519     21,746       96,041
  35         85,353      100,000   100,000    187,343       **     21,251    162,907       **     21,251      162,907
  40        144,227      100,000   100,000    286,230       **     32,255    272,600       **     32,255      272,600
  45        219,367      100,000   100,000    478,038       **     22,867    455,274       **     22,867      455,274


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 1: Level Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)


                                 Death Benefit                   Account Value                 Surrender Value
                         ------------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -----------------------------  ------------------------------
 Year     Per Year (2)   0% Gross  6% Gross   12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  ---------  ---------  --------  --------  ---------  --------  --------  ----------
   1            945      100,000    100,000    100,000      276        307        339        0          0            0
   2          1,937      100,000    100,000    100,000      778        866        959        8         96          189
   3          2,979      100,000    100,000    100,000    1,265      1,441      1,634      360        536          729
   4          4,073      100,000    100,000    100,000    1,733      2,032      2,369      693        992        1,329
   5          5,222      100,000    100,000    100,000    2,183      2,636      3,167    1,008      1,461        1,992
   6          6,428      100,000    100,000    100,000    2,614      3,255      4,037    1,304      1,945        2,727
   7          7,694      100,000    100,000    100,000    3,022      3,886      4,982    1,812      2,676        3,772
   8          9,024      100,000    100,000    100,000    3,409      4,529      6,011    2,289      3,409        4,891
   9         10,420      100,000    100,000    100,000    3,771      5,183      7,130    2,841      4,253        6,200
  10         11,886      100,000    100,000    100,000    4,110      5,849      8,349    3,570      5,309        7,809
  11         13,425      100,000    100,000    100,000    4,421      6,524      9,677    3,971      6,074        9,227
  12         15,042      100,000    100,000    100,000    4,704      7,205     11,122    4,389      6,890       10,807
  13         16,739      100,000    100,000    100,000    4,956      7,893     12,698    4,776      7,713       12,518
  14         18,521      100,000    100,000    100,000    5,177      8,586     14,418    5,177      8,586       14,418
  15         20,392      100,000    100,000    100,000    5,363      9,282     16,295    5,363      9,282       16,295
  16         22,356      100,000    100,000    100,000    5,513      9,978     18,346    5,513      9,978       18,346
  17         24,419      100,000    100,000    100,000    5,620     10,669     20,585    5,620     10,669       20,585
  18         26,585      100,000    100,000    100,000    5,678     11,348     23,030    5,678     11,348       23,030
  19         28,859      100,000    100,000    100,000    5,683     12,012     25,703    5,683     12,012       25,703
  20         31,247      100,000    100,000    100,000    5,625     12,650     28,623    5,625     12,650       28,623
  25         45,102      100,000    100,000    100,000    4,178     15,223     48,054    4,178     15,223       48,054
  30         62,785      100,000    100,000    100,000       **     15,677     80,138       **     15,677       80,138
  35         85,353      100,000    100,000    153,520       **     11,013    133,496       **     11,013      133,496
  40        150,714      100,000    100,000    229,935       **     14,692    218,986       **     14,692      218,986
  45        234,133      100,000    100,000    376,717       **         **    358,778       **         **      358,778


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 2: Variable Death Benefit
Illustration Assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                                   Death Benefit                    Account Value                   Surrender Value
                           -----------------------------    -----------------------------    ------------------------------
            Premiums        Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest    -----------------------------    -----------------------------    ------------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------    --------  --------  ---------    --------  --------  ----------
   1            945        100,000   100,000    100,000        300        332        364          0          0           0
   2          1,937        100,000   100,000    100,000        826        917      1,012        256        347         442
   3          2,979        100,000   100,000    100,000      1,335      1,519      1,718        630        814       1,013
   4          4,073        100,000   100,000    100,000      1,827      2,137      2,488        987      1,297       1,648
   5          5,222        100,000   100,000    100,000      2,300      2,771      3,325      1,625      2,096       2,650
   6          6,428        100,000   100,000    100,000      2,753      3,421      4,237      1,943      2,611       3,427
   7          7,694        100,000   100,000    100,000      3,183      4,085      5,229      2,373      3,275       4,419
   8          9,024        100,000   100,000    100,000      3,592      4,763      6,309      2,872      4,043       5,589
   9         10,420        100,000   100,000    100,000      3,976      5,453      7,485      3,346      4,823       6,855
  10         11,886        100,000   100,000    100,000      4,346      6,169      8,787      3,806      5,629       8,247
  11         13,425        100,000   100,000    100,000      4,736      6,949     10,261      4,286      6,499       9,811
  12         15,042        100,000   100,000    100,000      5,101      7,746     11,878      4,786      7,431      11,563
  13         16,739        100,000   100,000    100,000      5,440      8,562     13,653      5,260      8,382      13,473
  14         18,521        100,000   100,000    100,000      5,753      9,397     15,603      5,753      9,397      15,603
  15         20,392        100,000   100,000    100,000      6,036     10,249     17,747      6,036     10,249      17,747
  16         22,356        100,000   100,000    100,000      6,288     11,119     20,108      6,288     11,119      20,108
  17         24,419        100,000   100,000    100,219      6,502     11,998     22,703      6,502     11,998      22,703
  18         26,585        100,000   100,000    101,416      6,669     12,882     25,553      6,669     12,882      25,553
  19         28,859        100,000   100,000    102,859      6,785     13,767     28,680      6,785     13,767      28,680
  20         31,247        100,000   100,000    104,578      6,843     14,647     32,111      6,843     14,647      32,111
  25         45,102        100,000   100,000    118,559      6,050     18,796     55,058      6,050     18,796      55,058
  30         62,785        100,000   100,000    146,131      2,519     21,746     92,080      2,519     21,746      92,080
  35         85,353        100,000   100,000    196,681         **     21,251    152,110         **     21,251     152,110
  40        144,227        100,000   100,000    279,545         **     31,661    252,601         **     31,661     252,601
  45        219,367        100,000   100,000    440,429         **     21,804    419,456         **     21,804     419,456

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 2: Variable Death Benefit
Illustration Assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                                  Death Benefit                   Account Value                  Surrender Value
                          -----------------------------   -----------------------------   -----------------------------
            Premiums       Assuming Hypothetical Gross     Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:    Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest   -----------------------------   -----------------------------   -----------------------------
 Year     Per Year (2)    0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------   --------  --------  ---------   --------  --------  ---------   --------  --------  -----------
   1            945       100,000   100,000    100,000       276        307        339         0          0           0
   2          1,937       100,000   100,000    100,000       778        866        959         8         96         189
   3          2,979       100,000   100,000    100,000     1,265      1,441      1,634       360        536         729
   4          4,073       100,000   100,000    100,000     1,733      2,032      2,369       693        992       1,329
   5          5,222       100,000   100,000    100,000     2,183      2,636      3,167     1,008      1,461       1,992
   6          6,428       100,000   100,000    100,000     2,614      3,255      4,037     1,304      1,945       2,727
   7          7,694       100,000   100,000    100,000     3,022      3,886      4,982     1,812      2,676       3,772
   8          9,024       100,000   100,000    100,000     3,409      4,529      6,011     2,289      3,409       4,891
   9         10,420       100,000   100,000    100,000     3,771      5,183      7,130     2,841      4,253       6,200
  10         11,886       100,000   100,000    100,000     4,110      5,849      8,349     3,570      5,309       7,809
  11         13,425       100,000   100,000    100,000     4,421      6,524      9,677     3,971      6,074       9,227
  12         15,042       100,000   100,000    100,000     4,704      7,205     11,122     4,389      6,890      10,807
  13         16,739       100,000   100,000    100,000     4,956      7,893     12,698     4,776      7,713      12,518
  14         18,521       100,000   100,000    100,000     5,177      8,586     14,418     5,177      8,586      14,418
  15         20,392       100,000   100,000    100,000     5,363      9,282     16,295     5,363      9,282      16,295
  16         22,356       100,000   100,000    100,000     5,513      9,978     18,346     5,513      9,978      18,346
  17         24,419       100,000   100,000    100,000     5,620     10,669     20,585     5,620     10,669      20,585
  18         26,585       100,000   100,000    100,000     5,678     11,348     23,030     5,678     11,348      23,030
  19         28,859       100,000   100,000    100,000     5,683     12,012     25,703     5,683     12,012      25,703
  20         31,247       100,000   100,000    101,087     5,625     12,650     28,621     5,625     12,650      28,621
  25         45,102       100,000   100,000    111,243     4,178     15,223     47,742     4,178     15,223      47,742
  30         62,785       100,000   100,000    131,585        **     15,677     77,533        **     15,677      77,533
  35         85,353       100,000   100,000    168,813        **     11,013    124,242        **     11,013     124,242
  40        150,714       100,000   100,000    227,467        **     14,533    200,524        **     14,533     200,524
  45        234,133       100,000   100,000    344,942        **         **    324,143        **         **     324,143

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 3: Level Death Benefit with Greater Funding
Illustration Assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                                   Death Benefit                   Account Value                  Surrender Value
                           -----------------------------   -----------------------------   ------------------------------
            Premiums        Assuming Hypothetical Gross     Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:    Annual Investment Return of:     Annual Investment Return of:
Policy   At 5% Interest    -----------------------------   -----------------------------   ------------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------   --------  --------  ---------   --------  --------  ----------
   1            945        100,000   100,000    100,000        300       332        364          0         0           0
   2          1,937        100,000   100,000    100,000        826       917      1,012        256       347         442
   3          2,979        100,000   100,000    100,000      1,335     1,519      1,718        630       814       1,013
   4          4,073        100,000   100,000    100,000      1,827     2,137      2,488        987     1,297       1,648
   5          5,222        100,000   100,000    100,000      2,300     2,771      3,325      1,625     2,096       2,650
   6          6,428        100,000   100,000    100,000      2,753     3,421      4,237      1,943     2,611       3,427
   7          7,694        100,000   100,000    100,000      3,183     4,085      5,229      2,373     3,275       4,419
   8          9,024        100,000   100,000    100,000      3,592     4,763      6,309      2,872     4,043       5,589
   9         10,420        100,000   100,000    100,000      3,976     5,453      7,485      3,346     4,823       6,855
  10         11,886        100,000   100,000    100,000      4,346     6,169      8,787      3,806     5,629       8,247
  11         13,425        100,000   100,000    100,000      4,736     6,949     10,261      4,286     6,499       9,811
  12         15,042        100,000   100,000    100,000      5,101     7,746     11,878      4,786     7,431      11,563
  13         16,739        100,000   100,000    100,000      5,440     8,562     13,653      5,260     8,382      13,473
  14         18,521        100,000   100,000    100,000      5,753     9,397     15,603      5,753     9,397      15,603
  15         20,392        100,000   100,000    100,000      6,036    10,249     17,747      6,036    10,249      17,747
  16         22,356        100,000   100,000    100,000      6,288    11,119     20,108      6,288    11,119      20,108
  17         24,419        100,000   100,000    100,000      6,502    11,998     22,703      6,502    11,998      22,703
  18         26,585        100,000   100,000    100,000      6,669    12,882     25,555      6,669    12,882      25,555
  19         28,859        100,000   100,000    100,000      6,785    13,767     28,694      6,785    13,767      28,694
  20         31,247        100,000   100,000    100,000      6,843    14,647     32,150      6,843    14,647      32,150
  25         45,102        100,000   100,000    108,146      6,050    18,796     55,657      6,050    18,796      55,657
  30         62,785        100,000   100,000    157,936      2,519    21,746     92,794      2,519    21,746      92,794
  35         85,353        100,000   100,000    225,947          0    21,251    149,278          0    21,251     149,278
  40        144,227        100,000   100,000    319,814     15,130    32,255    233,645     15,130    32,255     233,645
  45        219,367        100,000   100,000    450,921     29,412    47,795    357,137     29,412    47,795     357,137

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 3: Level Death Benefit with Greater Funding
Illustration Assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                                  Death Benefit                   Account Value                  Surrender Value
                          -----------------------------   -----------------------------   ------------------------------
            Premiums       Assuming Hypothetical Gross     Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:    Annual Investment Return of:     Annual Investment Return of:
Policy   At 5% Interest   -----------------------------   -----------------------------   ------------------------------
 Year     Per Year (2)    0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ----------
   1            945       100,000   100,000    100,000        276       307        339          0         0           0
   2          1,937       100,000   100,000    100,000        778       866        959          8        96         189
   3          2,979       100,000   100,000    100,000      1,265     1,441      1,634        360       536         729
   4          4,073       100,000   100,000    100,000      1,733     2,032      2,369        693       992       1,329
   5          5,222       100,000   100,000    100,000      2,183     2,636      3,167      1,008     1,461       1,992
   6          6,428       100,000   100,000    100,000      2,614     3,255      4,037      1,304     1,945       2,727
   7          7,694       100,000   100,000    100,000      3,022     3,886      4,982      1,812     2,676       3,772
   8          9,024       100,000   100,000    100,000      3,409     4,529      6,011      2,289     3,409       4,891
   9         10,420       100,000   100,000    100,000      3,771     5,183      7,130      2,841     4,253       6,200
  10         11,886       100,000   100,000    100,000      4,110     5,849      8,349      3,570     5,309       7,809
  11         13,425       100,000   100,000    100,000      4,421     6,524      9,677      3,971     6,074       9,227
  12         15,042       100,000   100,000    100,000      4,704     7,205     11,122      4,389     6,890      10,807
  13         16,739       100,000   100,000    100,000      4,956     7,893     12,698      4,776     7,713      12,518
  14         18,521       100,000   100,000    100,000      5,177     8,586     14,418      5,177     8,586      14,418
  15         20,392       100,000   100,000    100,000      5,363     9,282     16,295      5,363     9,282      16,295
  16         22,356       100,000   100,000    100,000      5,513     9,978     18,346      5,513     9,978      18,346
  17         24,419       100,000   100,000    100,000      5,620    10,669     20,585      5,620    10,669      20,585
  18         26,585       100,000   100,000    100,000      5,678    11,348     23,030      5,678    11,348      23,030
  19         28,859       100,000   100,000    100,000      5,683    12,012     25,703      5,683    12,012      25,703
  20         31,247       100,000   100,000    100,000      5,625    12,650     28,623      5,625    12,650      28,623
  25         45,102       100,000   100,000    100,000      4,178    15,223     48,054      4,178    15,223      48,054
  30         62,785       100,000   100,000    133,765          0    15,677     78,593          0    15,677      78,593
  35         85,353       100,000   100,000    187,349          0    11,013    123,777          0    11,013     123,777
  40        150,714       100,000   100,000    258,371      6,457    23,472    188,757      6,457    23,472     188,757
  45        234,133       100,000   100,000    354,195     11,305    39,526    280,528     11,305    39,526     280,528

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any Period of time. In fact, for any given period of time, the investment results could be negative.

                    [This page is intentionally left blank.]

                                     FLEX-V1

                REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 84 to 91 of this Supplement replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Flex-V1 Product Prospectus. The tables on pages 92 TO 99 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Flex-V1 Product Prospectus.

     The assumptions used for each revised illustration are the same as those described on page 24 of the respective Flex-V1 Product Prospectuses, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.76%, 5.20% and 11.15%."

     . The first sentence of the third paragraph is changed to read as follows:

            "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.65%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-smoker Underwriting Risk
      Sum Insured At Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,113 Basic Premium (1)
      Using Current Charges


                                              Death Benefit                                 Surrender Value
                                      ----------------------------------          ------------------------------------
                 Premiums                 Assuming Hypothetical Gross                  Assuming Hypothetical Gross
End of         Accumulated                Annual Investment Return of                  Annual Investment Return of
Policy        At 5% Interest          ----------------------------------          ------------------------------------
 Year          Per Year(2)            0% Gross     6% Gross    12% Gross          0% Gross      6% Gross     12% Gross
-------       --------------          --------     --------    ---------          --------      --------    ----------
   1               1,169              100,000      100,000       100,000              364           414            464
   2               2,396              100,000      100,000       100,000            1,011         1,154          1,305
   3               3,684              100,000      100,000       100,000            1,652         1,934          2,241
   4               5,037              100,000      100,000       100,000            2,287         2,753          3,281
   5               6,458              100,000      100,000       100,000            2,912         3,614          4,439
   6               7,949              100,000      100,000       100,000            3,561         4,553          5,765
   7               9,515              100,000      100,000       100,000            4,269         5,607          7,307
   8              11,160              100,000      100,000       100,000            5,027         6,769          9,072
   9              12,886              100,000      100,000       100,000            5,840         8,047         11,081
  10              14,699              100,000      100,000       100,000            6,638         9,371         13,284
  11              16,603              100,000      100,000       100,000            7,417        10,741         15,697
  12              18,602              100,000      100,000       100,000            8,178        12,161         18,344
  13              20,700              100,000      100,000       100,000            8,786        13,495         21,115
  14              22,904              100,000      100,000       100,000            9,370        14,877         24,168
  15              25,218              100,000      100,000       100,000            9,930        16,308         27,535
  16              27,647              100,000      100,000       102,007           10,464        17,791         31,244
  17              30,198              100,000      100,000       111,646           10,970        19,324         35,305
  18              32,877              100,000      100,000       121,777           11,446        20,909         39,749
  19              35,689              100,000      100,000       132,443           11,892        22,549         44,610
  20              38,643              100,000      100,000       143,677           12,305        24,245         49,924
  25              55,776              100,000      100,000       209,823           13,835        33,654         84,852
  30              77,644              100,000      100,000       297,125           14,189        44,826        138,766
  35             105,553              100,000      108,286       413,388           12,640        57,783        220,591
  40             141,173              100,000      119,728       569,100            8,079        72,195        343,162
  45             186,634              100,000      130,350       777,418               **        87,601        522,458
  50             244,655              100,000      140,365     1,056,808               **       103,621        780,163
  55             318,706              100,000      149,968     1,432,176               **       119,401      1,140,268

_________

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-smoker Underwriting Risk
      Sum Insured At Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule At Issue--Modified
      $708 Initial Basic Premium At Issue (1)
      Using Current Charges

                                             Death Benefit                                   Surrender Value
                                     -------------------------------------       --------------------------------------
                  Premiums                 Assuming Hypothetical Gross                 Assuming Hypothetical Gross
End of          Accumulated                Annual Investment Return of                 Annual Investment Return of
Policy         At 5% Interest        -------------------------------------       --------------------------------------
 Year           Per Year(2)          0% Gross      6% Gross      12% Gross       0% Gross      6% Gross      12% Gross
-------        --------------        --------      --------      ---------       --------      --------     -----------
   1                  743            100,000       100,000        100,000              0            22             50
   2                1,524            100,000       100,000        100,000            275           351            431
   3                2,344            100,000       100,000        100,000            555           700            859
   4                3,204            100,000       100,000        100,000            832         1,069          1,338
   5                4,108            100,000       100,000        100,000          1,104         1,457          1,874
   6                5,057            100,000       100,000        100,000          1,405         1,902          2,512
   7                6,053            100,000       100,000        100,000          1,767         2,437          3,292
   8                7,099            100,000       100,000        100,000          2,185         3,056          4,213
   9                8,197            100,000       100,000        100,000          2,660         3,765          5,289
  10                9,350            100,000       100,000        100,000          3,124         4,493          6,456
  11               10,561            100,000       100,000        100,000          3,573         5,237          7,723
  12               11,833            100,000       100,000        100,000          4,008         6,000          9,101
  13               13,168            100,000       100,000        100,000          4,291         6,645         10,464
  14               14,570            100,000       100,000        100,000          4,554         7,304         11,956
  15               16,042            100,000       100,000        100,000          4,796         7,976         13,590
  16               17,587            100,000       100,000        100,000          5,014         8,660         15,381
  17               19,210            100,000       100,000        100,000          5,205         9,352         17,343
  18               20,914            100,000       100,000        100,000          5,368        10,054         19,493
  19               22,703            100,000       100,000        100,000          5,502        10,762         21,853
  20               24,581            100,000       100,000        100,000          5,604        11,476         24,443
  25               35,480            100,000       100,000        103,489          5,579        15,088         41,851
  30               49,391            100,000       100,000        148,032          4,320        18,483         69,135
  35               67,144            100,000       100,000        207,188            958        20,870        110,559
  40               89,803            100,000       100,000        286,281              0        20,982        172,625
  45              118,721            100,000       100,000        391,990              0        15,616        263,434
  50              181,690            100,000       100,000        530,351         12,603        24,400        391,519
  55              281,674            100,000       100,000        714,336         26,761        49,041        568,739

_________

(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973.00 for a hypothetical gross investment return of 0%, $8,658 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--level
      $1,954 Basic Premium (1)
      Using Current Charges


                                                     Death Benefit                                 Surrender Value
                                         --------------------------------------        -------------------------------------
                     Premiums                  Assuming Hypothetical Gross                   Assuming Hypothetical Gross
End of             Accumulated                 Annual Investment Return of                   Annual Investment Return of
Policy            At 5% Interest         --------------------------------------        -------------------------------------
 Year              Per Year(2)           0% Gross       6% Gross      12% Gross        0% Gross      6% Gross     12% Gross
-------           --------------         --------       --------      ---------        --------      --------    -----------
   1                   2,052             100,000        100,000        100,000           1,053         1,150         1,247
   2                   4,206             100,000        100,000        100,000           2,364         2,648         2,944
   3                   6,468             100,000        100,000        100,000           3,645         4,210         4,823
   4                   8,843             100,000        100,000        100,000           4,896         5,838         6,902
   5                  11,337             100,000        100,000        100,000           6,119         7,540         9,208
   6                  13,955             100,000        100,000        100,000           7,366         9,373        11,822
   7                  16,705             100,000        100,000        100,000           8,715        11,417        14,849
   8                  19,592             100,000        100,000        100,000          10,144        13,654        18,296
   9                  22,623             100,000        100,000        100,000          11,664        16,101        22,210
  10                  25,806             100,000        100,000        100,000          13,137        18,622        26,490
  11                  29,148             100,000        100,000        100,000          14,563        21,221        31,177
  12                  32,657             100,000        100,000        100,000          15,954        23,916        36,329
  13                  36,342             100,000        100,000        100,000          17,053        26,454        41,746
  14                  40,211             100,000        100,000        105,067          18,109        29,090        47,716
  15                  44,273             100,000        100,000        116,165          19,111        31,822        54,252
  16                  48,538             100,000        100,000        127,916          20,062        34,657        61,407
  17                  53,017             100,000        100,000        140,361          20,953        37,595        69,229
  18                  57,719             100,000        100,000        153,554          21,784        40,646        77,781
  19                  62,657             100,000        100,000        167,532          22,547        43,813        87,120
  20                  67,841             100,000        100,000        182,381          23,244        47,106        97,322
  25                  97,922             100,000        108,793        272,212          25,580        65,601       164,141
  30                 136,313             100,000        128,921        395,088          24,691        86,641       265,516
  35                 185,310             100,000        149,609        567,387          19,221       110,445       418,860
  40                 247,845             100,000        171,967        814,045           4,752       136,917       648,125

_________

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $1,305 Initial Basic Premium at Issue (1)
      Using Current Charges


                                                  Death Benefit                            Surrender Value
                                      -------------------------------------      -------------------------------------
                  Premiums                  Assuming Hypothetical Gross               Assuming Hypothetical Gross
End of          Accumulated                 Annual Investment Return of               Annual Investment Return of
Policy         At 5% Interest         -------------------------------------      -------------------------------------
 Year           Per Year(2)           0% Gross      6% Gross      12% Gross      0% Gross     6% Gross      12% Gross
-------        --------------         --------      --------      ---------      --------     --------     -----------
   1                1,370             100,000       100,000        100,000           460          521            583
   2                2,809             100,000       100,000        100,000         1,184        1,360          1,545
   3                4,320             100,000       100,000        100,000         1,885        2,232          2,609
   4                5,906             100,000       100,000        100,000         2,563        3,137          3,786
   5                7,571             100,000       100,000        100,000         3,219        4,080          5,093
   6                9,320             100,000       100,000        100,000         3,905        5,117          6,600
   7               11,157             100,000       100,000        100,000         4,698        6,326          8,400
   8               13,085             100,000       100,000        100,000         5,575        7,686         10,485
   9               15,109             100,000       100,000        100,000         6,549        9,212         12,888
  10               17,235             100,000       100,000        100,000         7,478       10,762         15,487
  11               19,467             100,000       100,000        100,000         8,363       12,340         18,307
  12               21,810             100,000       100,000        100,000         9,217       13,959         21,384
  13               24,271             100,000       100,000        100,000         9,781       15,364         24,490
  14               26,855             100,000       100,000        100,000        10,303       16,804         27,905
  15               29,568             100,000       100,000        100,000        10,771       18,270         31,656
  16               32,417             100,000       100,000        100,000        11,188       19,768         35,787
  17               35,408             100,000       100,000        100,000        11,541       21,287         40,334
  18               38,548             100,000       100,000        100,000        11,832       22,832         45,350
  19               41,846             100,000       100,000        100,000        12,049       24,396         50,890
  20               45,309             100,000       100,000        106,775        12,193       25,981         56,977
  25               65,398             100,000       100,000        160,624        11,606       34,198         96,855
  30               91,038             100,000       100,000        234,168         7,103       42,082        157,371
  35              133,000             100,000       100,000        330,968        20,409       58,444        244,329
  40              193,510             100,000       108,350        466,016        45,577       86,266        371,032

_________
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,488 for a hypothetical gross investment return of 0%, $4,148 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. no representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-Smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,113 Basic Premium (1)
      Using Maximum Charges


                                                  Death Benefit                              Surrender Value
                                     --------------------------------------        -----------------------------------
                 Premiums                  Assuming Hypothetical Gross                  Assuming Hypothetical Gross
End of         Accumulated                 Annual Investment Return of                  Annual Investment Return of
Policy        At 5% Interest         --------------------------------------        ------------------------------------
 Year          Per Year(2)           0% Gross       6% Gross      12% Gross        0% Gross     6% Gross      12% Gross
-------       --------------         --------       --------      ---------        --------     --------     ----------
   1               1,169             100,000        100,000         100,000            340          389             439
   2               2,396             100,000        100,000         100,000            963        1,104           1,251
   3               3,684             100,000        100,000         100,000          1,582        1,857           2,156
   4               5,037             100,000        100,000         100,000          2,193        2,648           3,162
   5               6,458             100,000        100,000         100,000          2,795        3,479           4,283
   6               7,949             100,000        100,000         100,000          3,423        4,387           5,567
   7               9,515             100,000        100,000         100,000          4,108        5,408           7,061
   8              11,160             100,000        100,000         100,000          4,844        6,536           8,775
   9              12,886             100,000        100,000         100,000          5,635        7,778          10,727
  10              14,699             100,000        100,000         100,000          6,411        9,065          12,866
  11              16,603             100,000        100,000         100,000          7,169       10,396          15,209
  12              18,602             100,000        100,000         100,000          7,909       11,773          17,778
  13              20,700             100,000        100,000         100,000          8,492       13,061          20,459
  14              22,904             100,000        100,000         100,000          9,052       14,394          23,414
  15              25,218             100,000        100,000         100,000          9,588       15,775          26,671
  16              27,647             100,000        100,000         100,000         10,097       17,201          30,260
  17              30,198             100,000        100,000         108,142         10,578       18,676          34,197
  18              32,877             100,000        100,000         117,961         11,029       20,200          38,504
  19              35,689             100,000        100,000         128,296         11,448       21,775          43,213
  20              38,643             100,000        100,000         139,183         11,836       23,402          48,363
  25              55,776             100,000        100,000         203,215         13,229       32,399          82,180
  30              77,644             100,000        100,000         287,593         13,421       43,007         134,314
  35             105,553             100,000        103,793         399,771         11,661       55,386         213,325
  40             141,173             100,000        114,746         549,685          6,786       69,191         331,455
  45             186,634             100,000        124,999         750,654             **       84,005         504,472
  50             244,655             100,000        134,712       1,020,508             **       99,448         753,365
  55             318,706             100,000        144,024       1,383,056             **      114,668       1,101,159

_________
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. no representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $708 Initial Basic Premium At Issue (1)
      Using Maximum Charges


                                                 Death Benefit                              Surrender Value
                                     -------------------------------------       ---------------------------------------
                 Premiums                  Assuming Hypothetical Gross                  Assuming Hypothetical Gross
End of         Accumulated                 Annual Investment Return of                  Annual Investment Return of
Policy        At 5% Interest         -------------------------------------       ---------------------------------------
 Year          Per Year(2)           0% Gross      6% Gross      12% Gross       0% Gross      6% Gross       12% Gross
-------       --------------         --------      --------      ---------       --------      --------      -----------
   1                 743             100,000       100,000        100,000              0             0              25
   2               1,524             100,000       100,000        100,000            227           301             378
   3               2,344             100,000       100,000        100,000            484           623             775
   4               3,204             100,000       100,000        100,000            738           963           1,219
   5               4,108             100,000       100,000        100,000            988         1,322           1,717
   6               5,057             100,000       100,000        100,000          1,266         1,735           2,313
   7               6,053             100,000       100,000        100,000          1,606         2,238           3,046
   8               7,099             100,000       100,000        100,000          2,001         2,824           3,916
   9               8,197             100,000       100,000        100,000          2,456         3,496           4,934
  10               9,350             100,000       100,000        100,000          2,898         4,187           6,039
  11              10,561             100,000       100,000        100,000          3,325         4,892           7,235
  12              11,833             100,000       100,000        100,000          3,738         5,613           8,534
  13              13,168             100,000       100,000        100,000          3,997         6,211           9,807
  14              14,570             100,000       100,000        100,000          4,236         6,821          11,200
  15              16,042             100,000       100,000        100,000          4,454         7,441          12,724
  16              17,587             100,000       100,000        100,000          4,646         8,069          14,391
  17              19,210             100,000       100,000        100,000          4,811         8,702          16,215
  18              20,914             100,000       100,000        100,000          4,949         9,341          18,212
  19              22,703             100,000       100,000        100,000          5,056         9,983          20,400
  20              24,581             100,000       100,000        100,000          5,133        10,628          22,801
  25              35,480             100,000       100,000        100,000          4,967        13,818          38,891
  30              49,391             100,000       100,000        137,674          3,539        16,626          64,297
  35              67,144             100,000       100,000        192,683              0        18,157         102,819
  40              89,803             100,000       100,000        266,057              0        16,936         160,430
  45             118,721             100,000       100,000        364,304              0         9,487         244,828
  50             184,861             100,000       100,000        492,577         12,526        17,697         363,633
  55             291,279             100,000       100,000        663,228         26,508        42,978         528,048

_________
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,608 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.


It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. no representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,954 Basic Premium (1)
      Using Maximum Charges


                                              Death Benefit                             Surrender Value
                                 -------------------------------------       -------------------------------------
               Premiums                 Assuming Hypothetical Gross               Assuming Hypothetical Gross
End of       Accumulated                Annual Investment Return of               Annual Investment Return of
Policy      At 5% Interest       -------------------------------------       -------------------------------------
 Year        Per Year(2)         0% Gross       6% Gross     12% Gross       0% Gross     6% Gross      12% Gross
-------     --------------       --------       --------     ---------       --------     --------     -----------
   1             2,052           100,000        100,000       100,000            896          988          1,080
   2             4,206           100,000        100,000       100,000          2,041        2,306          2,582
   3             6,468           100,000        100,000       100,000          3,147        3,667          4,233
   4             8,843           100,000        100,000       100,000          4,211        5,072          6,047
   5            11,337           100,000        100,000       100,000          5,235        6,526          8,045
   6            13,955           100,000        100,000       100,000          6,279        8,093         10,316
   7            16,705           100,000        100,000       100,000          7,410        9,843         12,946
   8            19,592           100,000        100,000       100,000          8,612       11,762         15,949
   9            22,623           100,000        100,000       100,000          9,898       13,868         19,365
  10            25,806           100,000        100,000       100,000         11,135       16,029         23,095
  11            29,148           100,000        100,000       100,000         12,322       18,248         27,175
  12            32,657           100,000        100,000       100,000         13,451       20,522         31,641
  13            36,342           100,000        100,000       100,000         14,271       22,603         36,290
  14            40,211           100,000        100,000       100,000         15,022       24,738         41,419
  15            44,273           100,000        100,000       100,803         15,698       26,925         47,078
  16            48,538           100,000        100,000       110,924         16,296       29,167         53,250
  17            53,017           100,000        100,000       121,565         16,810       31,466         59,958
  18            57,719           100,000        100,000       132,763         17,238       33,826         67,249
  19            62,657           100,000        100,000       144,552         17,574       36,252         75,170
  20            67,841           100,000        100,000       156,986         17,814       38,747         83,771
  25            97,922           100,000        100,000       230,249         17,101       52,356        138,838
  30           136,313           100,000        101,782       326,996         11,443       68,402        219,755
  35           185,310           100,000        116,583       455,742             **       86,064        336,440
  40           247,845           100,000        130,646       627,826             **      104,017        499,861




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable is the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. no representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

PLan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $1,305 Initial Basic Premium at Issue (1)
      Using Maximum Charges

                                   Death Benefit                   Surrender Value
                           -----------------------------    ------------------------------
            Premiums        Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated       Annual Investment Return of       Annual Investment Return of
Policy   At 5% Interest    -----------------------------    ------------------------------
 Year     Per Year(2)      0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------    --------  --------  ----------
   1          1,370        100,000   100,000    100,000         302       358         415
   2          2,809        100,000   100,000    100,000         859     1,016       1,179
   3          4,320        100,000   100,000    100,000       1,382     1,684       2,012
   4          5,906        100,000   100,000    100,000       1,869     2,360       2,918
   5          7,571        100,000   100,000    100,000       2,320     3,047       3,908
   6          9,320        100,000   100,000    100,000       2,795     3,809       5,058
   7         11,157        100,000   100,000    100,000       3,361     4,710       6,442
   8         13,085        100,000   100,000    100,000       4,001     5,736       8,057
   9         15,109        100,000   100,000    100,000       4,727     6,899       9,929
  10         17,235        100,000   100,000    100,000       5,407     8,065      11,938
  11         19,467        100,000   100,000    100,000       6,037     9,233      14,098
  12         21,810        100,000   100,000    100,000       6,608    10,394      16,419
  13         24,271        100,000   100,000    100,000       6,869    11,296      18,670
  14         26,855        100,000   100,000    100,000       7,059    12,178      21,112
  15         29,568        100,000   100,000    100,000       7,169    13,032      23,764
  16         32,417        100,000   100,000    100,000       7,195    13,853      26,650
  17         35,408        100,000   100,000    100,000       7,128    14,632      29,796
  18         38,548        100,000   100,000    100,000       6,966    15,367      33,238
  19         41,846        100,000   100,000    100,000       6,702    16,049      37,013
  20         45,309        100,000   100,000    100,000       6,326    16,669      41,164
  25         65,398        100,000   100,000    114,717       2,196    18,258      69,173
  30         91,038        100,000   100,000    165,342           0    14,921     111,117
  35        147,680        100,000   100,000    225,989      12,526    24,659     166,831
  40        237,978        100,000   100,000    303,836      26,508    49,010     241,908

_________

(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,568 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--level
      $1,113 Basic Premium (1)
      Using Current Charges

                                  Death Benefit                    Surrender Value
                          -----------------------------     ------------------------------
            Premiums       Assuming Hypothetical Gross        Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:       Annual Investment Return of:
Policy   At 5% Interest   -----------------------------     ------------------------------
 Year     Per Year (2)    0% Gross  6% Gross  12% Gross     0% Gross  6% Gross   12% Gross
-------  --------------   --------  --------  ---------     --------  --------  ----------
   1          1,169       100,000   100,000     100,000         369       420          471
   2          2,396       100,000   100,000     100,000       1,022     1,166        1,318
   3          3,684       100,000   100,000     100,000       1,668     1,952        2,261
   4          5,037       100,000   100,000     100,000       2,308     2,778        3,310
   5          6,458       100,000   100,000     100,000       2,939     3,646        4,477
   6          7,949       100,000   100,000     100,000       3,558     4,557        5,778
   7          9,515       100,000   100,000     100,000       4,164     5,512        7,225
   8         11,160       100,000   100,000     100,000       4,793     6,548        8,868
   9         12,886       100,000   100,000     100,000       5,406     7,629       10,686
  10         14,699       100,000   100,000     100,000       6,074     8,828       12,769
  11         16,603       100,000   100,000     100,000       6,844    10,193       15,185
  12         18,602       100,000   100,000     100,000       7,667    11,679       17,908
  13         20,700       100,000   100,000     100,000       8,470    13,214       20,890
  14         22,904       100,000   100,000     100,000       9,250    14,798       24,158
  15         25,218       100,000   100,000     100,000      10,006    16,432       27,741
  16         27,647       100,000   100,000     102,770      10,545    17,926       31,477
  17         30,198       100,000   100,000     112,476      11,055    19,472       35,568
  18         32,877       100,000   100,000     122,677      11,536    21,070       40,043
  19         35,689       100,000   100,000     133,417      11,987    22,724       44,938
  20         38,643       100,000   100,000     144,730      12,404    24,435       50,290
  25         55,776       100,000   100,000     211,337      13,957    33,929       85,465
  30         77,644       100,000   100,000     299,251      14,336    45,217      139,758
  35        105,553       100,000   109,210     416,330      12,813    58,277      222,161
  40        141,173       100,000   120,727     573,138       8,285    72,797      345,597
  45        186,634       100,000   131,419     782,923           0    88,319      526,158
  50        244,655       100,000   141,500   1,064,282           0   104,459      785,680
  55        318,706       100,000   151,168   1,442,296           0   120,356    1,148,324

_________

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-Smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $708 Initial Basic Premium at Issue (1)
      Using Current Charges

                                   Death Benefit                   Surrender Value
                           -----------------------------    ------------------------------
            Premiums        Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest    -----------------------------    ------------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------    --------  --------  ----------
   1            743        100,000   100,000    100,000           0        25          54
   2          1,524        100,000   100,000    100,000         282       359         439
   3          2,344        100,000   100,000    100,000         565       712         872
   4          3,204        100,000   100,000    100,000         846     1,085       1,356
   5          4,108        100,000   100,000    100,000       1,121     1,477       1,899
   6          5,057        100,000   100,000    100,000       1,390     1,891       2,507
   7          6,053        100,000   100,000    100,000       1,649     2,325       3,188
   8          7,099        100,000   100,000    100,000       1,935     2,815       3,983
   9          8,197        100,000   100,000    100,000       2,209     3,324       4,862
  10          9,350        100,000   100,000    100,000       2,542     3,923       5,905
  11         10,561        100,000   100,000    100,000       2,979     4,659       7,168
  12         11,833        100,000   100,000    100,000       3,474     5,485       8,614
  13         13,168        100,000   100,000    100,000       3,951     6,327      10,181
  14         14,570        100,000   100,000    100,000       4,409     7,184      11,880
  15         16,042        100,000   100,000    100,000       4,844     8,054      13,722
  16         17,587        100,000   100,000    100,000       5,065     8,746      15,531
  17         19,210        100,000   100,000    100,000       5,259     9,446      17,512
  18         20,914        100,000   100,000    100,000       5,426    10,156      19,685
  19         22,703        100,000   100,000    100,000       5,562    10,873      22,069
  20         24,581        100,000   100,000    100,000       5,667    11,597      24,687
  25         35,480        100,000   100,000    104,557       5,657    15,263      42,283
  30         49,391        100,000   100,000    149,527       4,413    18,731      69,833
  35         67,144        100,000   100,000    209,251       1,068    21,221     111,660
  40         89,803        100,000   100,000    289,109           0    21,487     174,330
  45        118,721        100,000   100,000    395,842           0    16,375     266,023
  50        181,121        100,000   100,000    535,562      12,766    25,377     395,365
  55        279,949        100,000   100,000    721,360      27,299    50,360     574,331

_________

(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,541 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,954 Basic Premium (1)
      Using Current Charges

                                  Death Benefit                   Surrender Value
                          -----------------------------    ------------------------------
            Premiums       Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:
Policy   At 5% Interest   -----------------------------    ------------------------------
 Year     Per Year (2)    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-------  --------------   --------  --------  ---------    --------  --------  ----------
   1          2,052       100,000   100,000    100,000       1,063     1,160       1,258
   2          4,206       100,000   100,000    100,000       2,383     2,669       2,967
   3          6,468       100,000   100,000    100,000       3,673     4,242       4,859
   4          8,843       100,000   100,000    100,000       4,934     5,882       6,952
   5         11,337       100,000   100,000    100,000       6,166     7,596       9,275
   6         13,955       100,000   100,000    100,000       7,357     9,376      11,842
   7         16,705       100,000   100,000    100,000       8,520    11,239      14,693
   8         19,592       100,000   100,000    100,000       9,709    13,242      17,914
   9         22,623       100,000   100,000    100,000      10,860    15,326      21,474
  10         25,806       100,000   100,000    100,000      12,094    17,614      25,533
  11         29,148       100,000   100,000    100,000      13,502    20,204      30,224
  12         32,657       100,000   100,000    100,000      15,006    23,020      35,515
  13         36,342       100,000   100,000    100,000      16,467    25,930      41,322
  14         40,211       100,000   100,000    105,769      17,883    28,937      47,683
  15         44,273       100,000   100,000    116,938      19,247    32,042      54,613
  16         48,538       100,000   100,000    128,764      20,207    34,898      61,813
  17         53,017       100,000   100,000    141,287      21,106    37,860      69,686
  18         57,719       100,000   100,000    154,564      21,946    40,936      78,292
  19         62,657       100,000   100,000    168,630      22,718    44,128      87,691
  20         67,841       100,000   100,000    183,573      23,424    47,449      97,958
  25         97,922       100,000   109,590    273,975      25,807    66,082     165,204
  30        136,313       100,000   129,842    397,633      24,977    87,260     267,226
  35        185,310       100,000   150,658    571,030      19,587   111,220     421,549
  40        247,845       100,000   173,158    819,261       5,250   137,865     652,278

_________

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. the death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $1,305 Initial Basic Premium at Issue (1)
      Using Current Charges


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,370      100,000   100,000    100,000       467       528         590
   2          2,809      100,000   100,000    100,000     1,197     1,374       1,560
   3          4,320      100,000   100,000    100,000     1,904     2,254       2,633
   4          5,906      100,000   100,000    100,000     2,589     3,166       3,820
   5          7,571      100,000   100,000    100,000     3,251     4,118       5,138
   6          9,320      100,000   100,000    100,000     3,877     5,098       6,591
   7         11,157      100,000   100,000    100,000     4,481     6,121       8,209
   8         13,085      100,000   100,000    100,000     5,116     7,242      10,061
   9         15,109      100,000   100,000    100,000     5,717     8,399      12,101
  10         17,235      100,000   100,000    100,000     6,404     9,712      14,471
  11         19,467      100,000   100,000    100,000     7,269    11,275      17,285
  12         21,810      100,000   100,000    100,000     8,233    13,010      20,488
  13         24,271      100,000   100,000    100,000     9,155    14,779      23,972
  14         26,855      100,000   100,000    100,000    10,035    16,584      27,767
  15         29,568      100,000   100,000    100,000    10,862    18,417      31,902
  16         32,417      100,000   100,000    100,000    11,284    19,929      36,067
  17         35,408      100,000   100,000    100,000    11,643    21,464      40,653
  18         38,548      100,000   100,000    100,000    11,940    23,025      45,713
  19         41,846      100,000   100,000    100,000    12,163    24,606      51,301
  20         45,309      100,000   100,000    107,632    12,313    26,210      57,434
  25         65,398      100,000   100,000    161,885    11,757    34,541      97,615
  30         91,038      100,000   100,000    235,985     7,294    42,598     158,592
  35        132,735      100,000   100,000    333,532    20,702    59,032     246,222
  40        192,708      100,000   108,977    469,632    46,055    86,765     373,910

_________

(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,461 for a hypothetical gross investment return of 0%, $4,068 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-Smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,113 Basic Premium (1)
      Using Maximum Charges

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,169      100,000   100,000     100,000      345       395          445
   2          2,396      100,000   100,000     100,000      974     1,116        1,264
   3          3,684      100,000   100,000     100,000    1,598     1,875        2,177
   4          5,037      100,000   100,000     100,000    2,215     2,673        3,191
   5          6,458      100,000   100,000     100,000    2,822     3,510        4,320
   6          7,949      100,000   100,000     100,000    3,419     4,391        5,579
   7          9,515      100,000   100,000     100,000    4,003     5,313        6,979
   8         11,160      100,000   100,000     100,000    4,610     6,315        8,570
   9         12,886      100,000   100,000     100,000    5,201     7,360       10,331
  10         14,699      100,000   100,000     100,000    5,848     8,521       12,351
  11         16,603      100,000   100,000     100,000    6,596     9,847       14,697
  12         18,602      100,000   100,000     100,000    7,397    11,291       17,341
  13         20,700      100,000   100,000     100,000    8,176    12,780       20,235
  14         22,904      100,000   100,000     100,000    8,932    14,315       23,404
  15         25,218      100,000   100,000     100,000    9,664    15,898       26,877
  16         27,647      100,000   100,000     100,000   10,178    17,337       30,495
  17         30,198      100,000   100,000     108,973   10,663    18,824       34,460
  18         32,877      100,000   100,000     118,863   11,119    20,361       38,798
  19         35,689      100,000   100,000     129,272   11,543    21,949       43,542
  20         38,643      100,000   100,000     140,237   11,936    23,592       48,729
  25         55,776      100,000   100,000     204,730   13,352    32,674       82,793
  30         77,644      100,000   100,000     289,719   13,568    43,398      135,307
  35        105,553      100,000   104,753     402,710   11,834    55,898      214,893
  40        141,173      100,000   115,781     553,713    6,993    69,815      333,884
  45        186,634      100,000   126,104     756,144       **    84,747      508,161
  50        244,655      100,000   135,884   1,027,961       **   100,313      758,867
  55        318,706      100,000   145,261   1,393,147       **   115,653    1,109,193

_________

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-Smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $708 Initial Basic Premium at Issue (1)
      Using Maximum Charges

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1            743      100,000   100,000    100,000         0         1          28
   2          1,524      100,000   100,000    100,000       234       308         386
   3          2,344      100,000   100,000    100,000       494       634         788
   4          3,204      100,000   100,000    100,000       752       979       1,238
   5          4,108      100,000   100,000    100,000     1,005     1,342       1,742
   6          5,057      100,000   100,000    100,000     1,251     1,725       2,308
   7          6,053      100,000   100,000    100,000     1,488     2,126       2,942
   8          7,099      100,000   100,000    100,000     1,752     2,582       3,685
   9          8,197      100,000   100,000    100,000     2,004     3,055       4,507
  10          9,350      100,000   100,000    100,000     2,315     3,617       5,487
  11         10,561      100,000   100,000    100,000     2,732     4,314       6,680
  12         11,833      100,000   100,000    100,000     3,204     5,097       8,048
  13         13,168      100,000   100,000    100,000     3,657     5,893       9,525
  14         14,570      100,000   100,000    100,000     4,091     6,701      11,124
  15         16,042      100,000   100,000    100,000     4,502     7,520      12,856
  16         17,587      100,000   100,000    100,000     4,697     8,155      14,541
  17         19,210      100,000   100,000    100,000     4,866     8,796      16,384
  18         20,914      100,000   100,000    100,000     5,006     9,443      18,404
  19         22,703      100,000   100,000    100,000     5,117    10,094      20,617
  20         24,581      100,000   100,000    100,000     5,196    10,749      23,045
  25         35,480      100,000   100,000    100,000     5,045    13,993      39,330
  30         49,391      100,000   100,000    139,193     3,632    16,874      65,007
  35         67,144      100,000   100,000    194,778        65    18,509     103,937
  40         89,803      100,000   100,000    268,923         0    17,443     162,158
  45        118,721      100,000   100,000    368,205         0    10,250     247,450
  50        184,464      100,000   100,000    497,854    12,688    18,695     367,528
  55        290,076      100,000   100,000    670,342    27,047    44,369     533,712

_________

(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,490 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,954 Basic Premium (1)
      Using Maximum Charges


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          2,052      100,000   100,000    100,000       906       998       1,091
   2          4,206      100,000   100,000    100,000     2,060     2,327       2,605
   3          6,468      100,000   100,000    100,000     3,176     3,700       4,269
   4          8,843      100,000   100,000    100,000     4,249     5,116       6,097
   5         11,337      100,000   100,000    100,000     5,282     6,582       8,113
   6         13,955      100,000   100,000    100,000     6,270     8,098      10,336
   7         16,705      100,000   100,000    100,000     7,215     9,665      12,791
   8         19,592      100,000   100,000    100,000     8,178    11,351      15,568
   9         22,623      100,000   100,000    100,000     9,095    13,094      18,631
  10         25,806      100,000   100,000    100,000    10,093    15,023      22,141
  11         29,148      100,000   100,000    100,000    11,263    17,233      26,226
  12         32,657      100,000   100,000    100,000    12,505    19,629      30,831
  13         36,342      100,000   100,000    100,000    13,686    22,082      35,871
  14         40,211      100,000   100,000    100,000    14,799    24,590      41,396
  15         44,273      100,000   100,000    101,607    15,837    27,151      47,453
  16         48,538      100,000   100,000    111,800    16,444    29,416      53,670
  17         53,017      100,000   100,000    122,516    16,967    31,739      60,427
  18         57,719      100,000   100,000    133,795    17,405    34,126      67,772
  19         62,657      100,000   100,000    145,667    17,751    36,580      75,750
  20         67,841      100,000   100,000    158,191    18,001    39,105      84,414
  25         97,922      100,000   100,000    231,981    17,343    52,910     139,882
  30        136,313      100,000   102,969    329,427    11,759    69,200     221,389
  35        185,310      100,000   117,870    459,104         0    87,014     338,922
  40        247,845      100,000   132,028    632,436         0   105,118     503,532

_________

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $1,305 Initial Basic Premium at Issue (1)
      Using Maximum Charges

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,370      100,000   100,000    100,000       309       365         422
   2          2,809      100,000   100,000    100,000       872     1,030       1,195
   3          4,320      100,000   100,000    100,000     1,402     1,705       2,036
   4          5,906      100,000   100,000    100,000     1,895     2,389       2,951
   5          7,571      100,000   100,000    100,000     2,351     3,085       3,953
   6          9,320      100,000   100,000    100,000     2,768     3,790       5,049
   7         11,157      100,000   100,000    100,000     3,144     4,505       6,251
   8         13,085      100,000   100,000    100,000     3,542     5,292       7,634
   9         15,109      100,000   100,000    100,000     3,896     6,087       9,144
  10         17,235      100,000   100,000    100,000     4,334     7,016      10,924
  11         19,467      100,000   100,000    100,000     4,943     8,169      13,078
  12         21,810      100,000   100,000    100,000     5,625     9,447      15,527
  13         24,271      100,000   100,000    100,000     6,245    10,714      18,156
  14         26,855      100,000   100,000    100,000     6,793    11,962      20,980
  15         29,568      100,000   100,000    100,000     7,262    13,183      24,017
  16         32,417      100,000   100,000    100,000     7,293    14,019      26,939
  17         35,408      100,000   100,000    100,000     7,233    14,815      30,127
  18         38,548      100,000   100,000    100,000     7,078    15,567      33,616
  19         41,846      100,000   100,000    100,000     6,820    16,268      37,443
  20         45,309      100,000   100,000    100,000     6,451    16,909      41,653
  25         65,398      100,000   100,000    116,149     2,358    18,628      70,037
  30         91,038      100,000   100,000    167,336         0    15,502     112,457
  35        147,376      100,000   100,000    228,705    12,688    25,451     168,836
  40        237,055      100,000   100,000    307,497    27,047    50,168     244,822

_________

(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,477 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                         SUPPLEMENT DATED MAY 1, 2001

                                      TO

                        PROSPECTUSES DATED MAY 1, 2001


  This Supplement is intended to be distributed with prospectuses dated May 1, 2001 for certain variable life insurance policies that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). The variable life insurance policies involved currently bear the title "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION II," or "VARIABLE MASTER PLAN PLUS." This Supplement contains amendments to the Product Prospectuses and is accompanied with a supplement dated May 1, 2001 to the prospectus for the John Hancock Variable Series Trust I and a prospectus dated May 1, 2001 for the Franklin Templeton Variable Insurance Products Trust - Templeton International Securities Fund.

ADDITIONAL VARIABLE INVESTMENT OPTIONS

  If your contract was issued before May 1, 2001, your contract enables you to invest in four additional variable investment options:

-------------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION*                                MANAGED BY
---------------------------                                ----------
-------------------------------------------------------------------------------------------------------
Large Cap Value CORE/SM/  II . . . . . . . . . . . . . .   Goldman Sachs Asset Management
Large/Mid Cap Value II . . . . . . . . . . . . . . . . .   Wellington Management Company, LLP
Templeton International Securities . . . . . . . . . . .   Templeton Investment Counsel, Inc.
Active Bond II . . . . . . . . . . . . . . . . . . . . .   John Hancock Advisers, Inc.
-------------------------------------------------------------------------------------------------------

   * Large Cap Value CORE /SM// / II was formerly "American Leaders Large Cap Value," Large/Mid Cap Value II was formerly "Mid Cap Value" and Active Bond II was formerly "Core Bond."

  If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I or Franklin Templeton Variable Insurance Products Trust (together, the "Series Funds"). In the prospectus, the term funds includes the investment options of the Series Funds corresponding to the additional variable investment options shown above. We may modify or delete any of these additional variable investment options in the future.

 FUND EXPENSES

  The table on the following page supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses after the question "What charges will the Series Funds deduct from my investment in the policy?":

                                                                                    --------------
                                                                                      Total Fund        Total Fund
                                     Investment  Distribution and  Other Operating    Operating          Operating
                                     Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                            ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I    (NOTE 1):
Large Cap Value CORE /SM// / II. .     0.75%           N/A              0.05%           0.80%             0.80%
Large/Mid Cap Value II . . . . . .     0.81%           N/A              0.07%           0.88%             0.88%
Active Bond II . . . . . . . . . .     0.70%           N/A              0.05%           0.75%             0.75%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2
 SHARES  (NOTE 2):
Templeton International Securities     0.67%          0.25%             0.20%           1.12%             1.12%
                                                                                    ----------------

 PROD SUP-3 (5/01)

Notes to Fund Expense Table

(1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses each of the funds shown above when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Large Cap Value CORE/SM/ II and Active Bond II funds are annualized and calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE/SM/" is a service mark of Goldman, Sachs & Co.
(2) The Franklin Templeton Variable Insurance Products Trust fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

 MISCELLANEOUS

  The additional variable investment options shown above are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my policy's investment allocations?" in the Basic Information section of the prospectus.)





 THIS SUPPLEMENT IS ACCOMPANIED WITH THE APPLICABLE SERIES FUND'S PROSPECTUS, OR A SUPPLEMENT TO THE APPLICABLE SERIES FUND'S PROSPECTUS, THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS FOR THE LARGE CAP VALUE CORE/SM/ II (FORMERLY "AMERICAN LEADERS LARGE CAP VALUE"), LARGE/MID CAP VALUE II (FORMERLY "MID CAP VALUE"), TEMPLETON INTERNATIONAL SECURITIES AND ACTIVE BOND II (FORMERLY "CORE BOND") INVESTMENT OPTIONS. BE SURE TO READ THAT PROSPECTUS (OR PROSPECTUS SUPPLEMENT) BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.


 PROD SUP-3 (5/01)

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                          SUPPLEMENT DATED MAY 1, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to policies delivered or issued for delivery in Maryland, Massachusetts and Texas:


                                 MARYLAND Only

Wherever the term "Guaranteed Minimum Death Benefit" is used in the prospectus or this supplement, the term "Basic Sum Insured No Lapse Guarantee" shall be substituted.


                       MARYLAND, MASSACHUSETTS and TEXAS

       (a) The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.
       (b) There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.